                                                        GT GLOBAL


                                                        VARIABLE

                                                        INVESTMENT

                                                        FUNDS

                                                        PROSPECTUS

                                                        October 2, 1995,


                                                        As Revised


                                                        January 2, 1996

                       ----------------------------------

                               GT GLOBAL VARIABLE


                                INVESTMENT FUNDS


                             PROSPECTUS -- OCTOBER 2, 1995,

                               AS REVISED JANUARY 2, 1996


The GT GLOBAL VARIABLE INVESTMENT FUNDS (individually a "Fund"; collectively, the "Funds") are mutual funds that are offered for investment exclusively to separate accounts that fund certain variable annuity contracts ("VA Contracts") offered by certain life insurance companies ("Participating Insurance Companies").



The Fund's investment manager, LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc., and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.



The GT Global Variable Investment Funds currently include:



-GT Global Variable New Pacific Fund



-GT Global Variable Europe Fund



-GT Global Variable Latin America Fund



-GT Global Variable America Fund



-GT Global Variable International Fund



-GT Global Variable Infrastructure Fund



-GT Global Variable Natural Resources Fund



-GT Global Variable Telecommunications Fund



-GT Global Variable Emerging Markets Fund



-GT Global Variable Growth & Income Fund



-GT Global Variable Global Government
  Income Fund



-GT Global Variable Strategic Income Fund



-GT Global Variable U.S. Government
  Income Fund



- GT Global Money Market Fund



EACH OF THE FOLLOWING FUNDS IS CLASSIFIED AS A "DIVERSIFIED" INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"): GT GLOBAL VARIABLE NEW PACIFIC FUND ("NEW PACIFIC FUND"), GT GLOBAL VARIABLE EUROPE FUND ("EUROPE FUND"), GT GLOBAL VARIABLE AMERICA FUND ("AMERICA FUND"), GT GLOBAL VARIABLE INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND"), GT GLOBAL VARIABLE NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND"), GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND"), GT GLOBAL VARIABLE INTERNATIONAL FUND ("INTERNATIONAL FUND"), GT GLOBAL VARIABLE EMERGING MARKETS FUND ("EMERGING MARKETS FUND"), GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND ("U.S. GOVERNMENT INCOME FUND") AND GT GLOBAL MONEY MARKET FUND ("MONEY MARKET FUND"). EACH OF THE FOLLOWING FUNDS IS CLASSIFIED AS A "NON-DIVERSIFIED" INVESTMENT COMPANY UNDER THE 1940 ACT: GT GLOBAL VARIABLE LATIN AMERICA FUND ("LATIN AMERICA FUND"), GT GLOBAL VARIABLE GROWTH & INCOME FUND ("GROWTH & INCOME FUND"), GT GLOBAL VARIABLE STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") AND GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND ("GLOBAL GOVERNMENT INCOME FUND").


THE STRATEGIC INCOME FUND MAY INVEST UP TO 50% OF ITS ASSETS IN LOWER RATED AND COMPARABLE UNRATED DEBT SECURITIES WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE STRATEGIC INCOME FUND.


THIS PROSPECTUS CONCISELY SETS FORTH INFORMATION ABOUT THE FUNDS THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING THROUGH THE VA CONTRACTS. THIS PROSPECTUS, IN ADDITION TO THE VA CONTRACTS PROSPECTUS, SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 2, 1995, AS REVISED JANUARY 2, 1996, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION, WHICH MAY BE AMENDED OR SUPPLEMENTED FROM TIME TO TIME, IS AVAILABLE WITHOUT CHARGE BY WRITING TO THE FUNDS AT 50 CALIFORNIA STREET, 27TH FLOOR, SAN FRANCISCO, CALIFORNIA 94111, OR BY CALLING
(800) 824-1580.



                        [LGT ASSET MANAGEMENT LOGO]


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
  SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
     REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY
     CONTRACTS OFFERED BY PARTICIPATING INSURANCE COMPANIES. THIS
        PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH
           CONTRACTS.


AN INVESTMENT IN THE GT GLOBAL MONEY MARKET FUND IS NEITHER INSURED NOR
   GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE
      GT GLOBAL MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET
        ASSET VALUE OF $1.00 PER SHARE.


                             ---------------------

                                Prospectus Page 1

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                            PAGE
General Information......................................................................     3
Financial Highlights.....................................................................     4
Investment Objectives and Policies.......................................................    10
Risk Factors.............................................................................    27
Currency, Options and Futures Strategies.................................................    34
How to Invest............................................................................    37
Calculation of Net Asset Value...........................................................    37
Dividends, Other Distributions and Federal Income Taxation...............................    38
Management...............................................................................    39
Other Information........................................................................    47


                             ---------------------

                                Prospectus Page 2

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                              GENERAL INFORMATION
--------------------------------------------------------------------------------


Each GT Global Variable Investment Fund is organized as a separate series of either G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust. (G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust are referred to herein collectively as the "Companies," and may be referred to singularly as a "Company"). Each Company is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. See "Other Information." Each Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, including federal income tax purposes. A shareholder of one Fund is not deemed to be a shareholder of any other Fund.



The GT Global Variable Investment Funds are mutual funds that serve as funding vehicles for the VA Contracts offered by Participating Insurance Companies through separate accounts. Shares of the Funds may be offered to separate accounts of Participating Insurance Companies and serve as the underlying investments for VA Contracts ("shared funding"). Due to differences in tax treatment or other considerations, the interests of various VA Contract holders might at some time be in conflict. The Companies currently do not foresee any such conflict. However, the Companies' Board of Trustees intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more Participating Insurance Companies' separate accounts might be required to withdraw all or a substantial portion of its investments in one or more Funds. This might disrupt a Fund's orderly portfolio management to the potential detriment of VA Contract holders.


The following Funds are organized as series of G.T. Global Variable Investment
Series:


- GT Global Variable New Pacific Fund


- GT Global Variable Europe Fund


- GT Global Variable America Fund


- GT Global Variable International Fund


- GT Global Money Market Fund


The following Funds are organized as series of G.T. Global Variable Investment
Trust:


- GT Global Variable Latin America Fund


- GT Global Variable Infrastructure Fund


- GT Global Variable Natural Resources Fund


- GT Global Variable Telecommunications Fund


- GT Global Variable Growth & Income Fund


- GT Global Variable Strategic Income Fund


- GT Global Variable Emerging Markets Fund


- GT Global Variable Global Government Income Fund


- GT Global Variable U.S. Government Income Fund


The VA Contracts are described in a separate prospectus issued by each Participating Insurance Company for which the Companies assume no responsibility. Individual VA Contract holders are not the "shareholders" of either Company or any Fund. Rather, each Participating Insurance Company and its separate accounts are the shareholders (the "shareholders"). In accordance with current law, shareholder voting rights will be passed on to VA Contract holders. As described below, for certain matters Company shareholders vote together as a group; as to other matters, they vote separately by Fund.

                             ---------------------

                                Prospectus Page 3

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return ratios and supplemental data for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended December 31, 1994 have been audited by Coopers & Lybrand, L.L.P. independent accountants, whose report thereon appears in the Statement of Additional Information.

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES


                                                            JULY 5, 1994
                                                           (COMMENCEMENT
                                        SIX MONTHS ENDED   OF OPERATIONS) TO
                                         JUNE 30, 1995      DECEMBER 31,                   SIX MONTHS ENDED
                                        (UNAUDITED)*****      1994****               JUNE 30, 1995 (UNAUDITED)***
                                        ----------------   --------------    ---------------------------------------------
                                           GT GLOBAL         GT GLOBAL                         GT GLOBAL
                                        ----------------   --------------    ---------------------------------------------
                                            VARIABLE          VARIABLE       VARIABLE       VARIABLE     VARIABLE    MONEY
                                         INTERNATIONAL     INTERNATIONAL    NEW PACIFIC      EUROPE      AMERICA    MARKET
                                              FUND              FUND           FUND           FUND        FUND       FUND
                                        ----------------   -------------    -----------     --------     --------   ------
Net asset value, beginning of period....      $11.25           $12.00         $ 14.01       $ 15.22      $15.81     $ 1.00
Income from investment operations
   Net investment income................        0.12             0.06            0.11          0.17        0.08       0.03
   Net gains or losses on securities
     (both realized and unrealized).....       (0.72)           (0.76)          (0.19)         0.23        3.86       0.00
                                              ------            ------        -------       -------      ------     ------
Total from investment operations........       (0.60)           (0.70)          (0.08)         0.40        3.94       0.03
                                              ------            ------        -------       -------      ------     ------
Less distributions
   From net investment income...........       (0.00)           (0.05)          (0.05)        (0.16)      (0.07)     (0.03)
   From capital gain....................       (0.02)           (0.00)          (0.00)        (0.00)      (0.29)     (0.00)
   In excess of capital gains...........       (0.00)           (0.00)          (0.00)        (0.00)      (0.00)     (0.00)
   Return of capital....................       (0.00)           (0.00)          (0.00)        (0.00)      (0.00)     (0.00)
                                              ------            ------        -------       -------       -----     ------
       Total distributions..............       (0.02)           (0.05)          (0.05)        (0.16)      (0.36)     (0.03)
                                              ------            ------        -------       -------       -----     ------
Net asset value, end of period..........      $10.63           $11.25         $ 13.88       $ 15.46      $19.39     $ 1.00
                                              ======           ======         =======       =======      ======     ======
Total returns+(b).......................       (5.38)%          (5.81)%         (0.57)%        2.63%      24.92%      2.64%
Ratios/supplemental data
   Net assets, end of period (in
     000's).............................      $2,998           $2,229         $20,305       $15,285     $34,052    $15,674
   Ratio of net investment income to
     average net assets(a)..............        2.31%            3.33%           1.76%         2.26%       1.90%      5.22%
   Ratio of expenses to average net
     assets(a)..........................        1.25%            0.69%           1.20%         1.19%       1.00%      0.75%
   Portfolio turnover(a)................         134%              17%             33%           85%         57%       N/A
                                              ------           ------         -------       -------     -------    -------

------------
 (a) Annualized.
 (b) Not annualized.

   * Includes reimbursement by LGT Asset Management for New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1993 of $0.03, $0.03, $0.10 and $0.01, respectively. Without such reimbursement, the expense ratios would have been 1.3%, 1.4%, 1.3%, and 1.0%, respectively, and the ratio of net investment income to average net assets would have been 0.3%, 0.4%, 12.8% and 2.1%, respectively. Without assumption of expenses by LGT Asset Management, the expense ratios would have been 3.6%, 4.6%, 6.5% and 5.7%, respectively, and the ratio of net investment income to average net assets would have been (2.0)%, (2.8)%, 7.6% and (2.6)%, respectively.


  ** Includes reimbursement by LGT Asset Management for New Pacific Fund, Europe
     Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1994, of $0.03, $0.04, $0.28 and $0.00, respectively. Without such reimbursement, the expense ratios would have been 1.60%, 1.66%, 2.05%, and .81%, respectively, and the ratio of net investment income to average net assets would have been .48%, 1.07%, .76% and 3.64%, respectively.


 *** Includes reimbursement by LGT Asset Management of New Pacific Fund, Europe
     Fund, America Fund and Money Market Fund operating expenses for the six-month period ended June 30, 1995 of $0.02, $0.03, $0.01 and $0.00, respectively. Without such reimbursements, the expense ratios would have been 1.57%, 1.61%, 1.16% and 1.16%, respectively, and the ratio of net investment income to average net assets would have been 1.39%, 1.84%, 1.74% and 4.81%, respectively.


 **** Includes reimbursement by LGT Asset Management of International Fund operating expenses of $0.11. Without such reimbursement, the expenses ratio would have been 6.58% and the ratio of net investment income to average net assets would have been (2.56%).


***** Includes reimbursement by LGT Asset Management of International Fund operating expenses of $0.14. Without such reimbursement, the expenses ratio would have been 4.02% and the ratio of net investment income to average net assets would have been (0.46)%.

   + Total returns do not include initial sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 4

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                     G.T. GLOBAL VARIABLE INVESTMENT SERIES


                                                     YEAR ENDED                        FEBRUARY 10, 1993 (COMMENCEMENT OF
                                                DECEMBER 31, 1994**                    OPERATIONS) TO DECEMBER 31, 1993*
                                      ---------------------------------------      -----------------------------------------
                                                     GT GLOBAL                                     GT GLOBAL
                                     ------------------------------------------   --------------------------------------------
                                      VARIABLE     VARIABLE   VARIABLE   MONEY     VARIABLE     VARIABLE    VARIABLE    MONEY
                                     NEW PACIFIC    EUROPE    AMERICA   MARKET    NEW PACIFIC    EUROPE     AMERICA     MARKET
                                        FUND         FUND      FUND      FUND        FUND         FUND        FUND       FUND
                                     -----------   --------   -------   -------   -----------   --------    --------    ------
Net asset value, beginning of
 period..............................   $ 16.07    $ 15.33     $13.75    $ 1.00    $12.00       $12.00     $12.00     $ 1.00
Income from investment operations
   Net investment income.............      0.08       0.16       0.48      0.03      0.04         0.05       1.11       0.03
   Net gains or losses on securities
     (both realized and
     unrealized).....................     (2.08)     (0.25)      2.08      0.00      4.03         3.28       0.64       0.00
                                        -------    -------      -----   -------   -------      -------     ------      -----
Total from investment operations.....     (2.00)     (0.09)      2.56      0.03      4.07         3.33       1.75       0.03
                                        -------    -------      -----   -------   -------      -------     ------      -----
Less distributions
   From net investment income........     (0.06)     (0.00)     (0.50)    (0.03)    (0.00)       (0.00)     (0.00)     (0.03)
   From capital gain.................     (0.00)     (0.02)     (0.00)    (0.00)    (0.00)       (0.00)     (0.00)     (0.00)
   In excess of capital gains........     (0.00)     (0.00)     (0.00)    (0.00)    (0.00)       (0.00)     (0.00)     (0.00)
   Return of capital.................     (0.00)     (0.00)     (0.00)    (0.00)    (0.00)       (0.00)     (0.00)     (0.00)
                                        --------   -------      -----   -------   -------      -------     ------      -----
       Total distributions...........     (0.06)     (0.02)     (0.50)    (0.03)    (0.00)       (0.00)     (0.00)     (0.03)
                                        -------    -------      -----   -------   -------      -------     ------      -----
Net asset value, end of period.......   $ 14.01    $ 15.22     $15.81   $  1.00    $16.07       $15.33     $13.75     $ 1.00
                                        =======    =======     ======   =======    ======       ======     ======     ======
Total returns+.......................    (12.47)%    (0.59)%    18.88%     3.48%     33.9%(b)     27.8%(b)   14.7%(b)    2.6%(b)
Ratios/supplemental data
   Net assets, end of period
     (in 000's)......................   $19,391    $15,020    $15,257   $19,474    $7,945       $5,410     $1,700     $3,775
   Ratio of net investment income to
     average net assets..............      0.83%      1.48%      1.83%     3.70%      0.9%(a)      1.1%(a)   14.1%(a)    2.9%(a)
   Ratio of expenses to average net
     assets..........................      1.25%      1.25%      0.98%     0.75%      0.6%(a)      0.7%(a)   0.00%(a)    0.2%(a)
   Portfolio turnover................        30%        61%       139%      N/A        15%(a)       27%(a)    831%(a)    N/A
                                        -------    -------      -----   -------    ------       ------     ------     ------

------------
 (a) Annualized.
 (b) Not annualized.

   * Includes reimbursement by LGT Asset Management for New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1993 of $0.03, $0.03, $0.10 and $0.01, respectively. Without such reimbursement, the expense ratios would have been 1.3%, 1.4%, 1.3%, and 1.0%, respectively, and the ratio of net investment income to average net assets would have been 0.3%, 0.4%, 12.8% and 2.1%, respectively. Without assumption of expenses by LGT Asset Management, the expense ratios would have been 3.6%, 4.6%, 6.5% and 5.7%, respectively, and the ratio of net investment income to average net assets would have been (2.0)%, (2.8)%, 7.6% and (2.6)%, respectively.


  ** Includes reimbursement by LGT Asset Management for New Pacific Fund, Europe
     Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1994, of $0.03, $0.04, $0.28 and $0.00, respectively. Without such reimbursement, the expense ratios would have been 1.60%, 1.66%, 2.05%, and .81%, respectively, and the ratio of net investment income to average net assets would have been .48%, 1.07%, .76% and 3.64%, respectively.


 *** Includes reimbursement by LGT Asset Management of New Pacific Fund, Europe
     Fund, America Fund and Money Market Fund operating expenses for the six-month period ended June 30, 1995 of $0.02, $0.03, $0.01 and $0.00, respectively. Without such reimbursements, the expenses ratio would have been 1.57%, 1.61%, 1.16% and 1.16%, respectively, and the ratio of net investment income to average net assets would have been 1.39%, 1.84%, 1.74% and 4.81%, respectively.


 **** Includes reimbursement by LGT Asset Management of International Fund operating expenses of $0.11. Without such reimbursement, the expenses ratio would have been 6.58% and the ratio of net investment income to average net assets would have been (2.56%).


***** Includes reimbursement by LGT Asset Management of Variable International
      Fund operating expenses of $0.14. Without such reimbursement, the expenses ratio would have been 4.02% and the ratio of net investment income to average net assets would have been (0.46)%.

   + Total returns do not include initial sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 5

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                     G.T. GLOBAL VARIABLE INVESTMENT TRUST



                                                                   JANUARY 31, 1995                             JULY 5, 1994
                                                                    (COMMENCEMENT                               (COMMENCEMENT
                                                                  OF OPERATIONS) TO         SIX MONTHS ENDED    OF OPERATIONS) TO
                                                                    JUNE 30, 1995            JUNE 30, 1995      DECEMBER 31,
                                                                   (UNAUDITED)*****         (UNAUDITED)****        1994***
                                                              --------------------------    ----------------    -------------
                                                                      GT GLOBAL                GT GLOBAL         GT GLOBAL
                                                                       VARIABLE                 VARIABLE         VARIABLE
                                                              --------------------------    ----------------   -------------
                                                                                 NATURAL        EMERGING         EMERGING
                                                             INFRASTRUCTURE     RESOURCES       MARKETS           MARKETS
                                                                  FUND            FUND            FUND             FUND
                                                             -------------      ---------   ----------------   -------------
Net asset value, beginning of period.........................     $12.00          $12.00         $11.89            $12.00
Income from investment operations
   Net investment income.....................................       0.07            0.08           0.12              0.07
   Net gains or losses on securities (both realized and
     unrealized).............................................       1.16            1.20          (0.85)            (0.05)
                                                                  ------         -------         ------           -------
Total from investment operations.............................       1.23            1.28          (0.73)             0.02
                                                                  ------         -------         ------           -------
Less distributions
   From net investment income................................      (0.00)          (0.00)         (0.00)            (0.07)
   From capital gain.........................................      (0.00)          (0.00)         (0.00)            (0.00)
   In excess of capital gains................................      (0.00)          (0.00)         (0.00)            (0.06)
   Return of capital.........................................      (0.00)          (0.00)         (0.00)            (0.00)
                                                                  ======         =======         ======           =======
       Total distributions...................................      (0.00)          (0.00)         (0.00)            (0.13)
                                                                  ------         -------         ------           -------
Net asset value, end of period...............................     $13.23          $13.28         $11.16            $11.89
                                                                  ======         =======         ======           =======
Total returns+(b)............................................      10.25%          10.67%         (6.14)%            0.12%
Ratios/supplemental data
   Net assets, end of period (in 000's)......................     $  575          $  576         $7,901            $7,267
   Ratio of net investment income to average net assets(a)...       2.28%           3.51%          2.54%              4.1%
   Ratio of expenses to average net assets(a)................       1.25%           1.16%          1.23%              0.0%
   Portfolio turnover(a).....................................         90%            195%           203%              117%
                                                                  ------         -------         ------           -------

------------
 (a) Annualized.
 (b) Not annualized.

   * Includes reimbursement by LGT Asset Management for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1994 of $0.04, $0.03, $0.04, $0.08, $0.48 and $0.01, respectively. Without such reimbursement, the expense ratios would have been 1.58%, 1.49%, 1.15%, 1.68%, 4.63% and 1.49%, respectively, and the ratio of net investment income to average net assets would have been 0.49%, 3.45%, 7.43%, 6.21%, 1.29% and 0.07%, respectively.


  ** Includes reimbursement by LGT Asset Management of operating expenses for the period ended June 30, 1995 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Telecommunications Fund of $0.04, $0.02, $0.01, $0.06, $0.11, and $0.01, respectively. Without such reimbursement, the expenses ratios would have been 1.93%, 1.50%, 1.20%, 2.05%, 3.14% and 1.37%, respectively, and the ratio of net investment income to average net assets would have been 3.89%, 4.23%, 9.85%, 6.03%, 3.48% and 0.11%, respectively.


 *** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses of $0.07. Without such reimbursement, the expense ratio would have been 4.30% and the ratio of net investment income to average net assets would have been (.20)%.


 **** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses for the six-month period ended June 30, 1995 of $0.09. Without such reimbursement, the expense ratio would have been 3.24% and the ratio of net investment income to average net assets would have been 0.53%.


***** Includes reimbursement by LGT Asset Management of operating expenses for the period January 31, 1995 to June 30, 1995 for the Variable Infrastructure Fund and Variable Natural Resources Fund of $0.77 and $0.73, respectively. Without such reimbursement, the expenses ratios would have been 25.57% and 33.50%, respectively, and the ratio of net investment income to average net assets would have been (22.04)% and (28.83)%, respectively.

   + Total returns do not include initial sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 6

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                     G.T. GLOBAL VARIABLE INVESTMENT TRUST


                                                           SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)**
                                            -------------------------------------------------------------------------------
                                                                   GT GLOBAL VARIABLE
                                            -------------------------------------------------------------------------------
                                                                                GLOBAL         U.S.
                                             LATIN    GROWTH &    STRATEGIC   GOVERNMENT    GOVERNMENT
                                            AMERICA    INCOME      INCOME       INCOME        INCOME     TELECOMMUNICATIONS
                                             FUND       FUND        FUND         FUND          FUND             FUND
                                            -------   ---------   --------    -----------   -----------  -------------------
Net asset value, beginning of period......  $ 19.17    $ 12.99     $ 10.82      $ 10.63        $10.79          $ 13.98
Income from investment operations
   Net investment income..................     0.30       0.29        0.54         0.39          0.32             0.02
   Net gains or losses on securities (both
     realized and unrealized).............    (4.45)      0.41        0.49         0.77          0.65             2.07
                                            -------    -------     -------      -------        ------          -------
Total from investment operations..........    (4.15)      0.70        1.03         1.16          0.97             2.09
                                            -------    -------     -------      -------        ------          -------
Less distributions
   From net investment income.............    (0.16)     (0.20)      (0.48)       (0.39)        (0.30)           (0.03)
   From capital gain......................    (2.00)     (0.00)      (0.00)       (0.00)        (0.00)           (0.36)
   In excess of capital gains.............    (0.00)     (0.00)      (0.00)       (0.00)        (0.00)           (0.00)
   Return of capital......................    (0.00)     (0.00)      (0.00)       (0.00)        (0.00)           (0.00)
                                            -------    -------     -------      -------        ------          -------
       Total distributions................    (2.16)     (0.20)      (0.48)       (0.39)        (0.30)           (0.39)
                                            -------    -------     -------      -------        ------          -------
Net asset value, end of period............  $ 12.86    $ 13.49     $ 11.37      $ 11.40        $11.46          $ 15.68
                                            =======    =======     =======      =======        ======          =======
Total returns+(b).........................   (21.45)%     5.42%       9.84%       11.04%         9.11%           15.01%
Ratios/supplemental data
   Net assets, end of period (in 000's)...  $20,870    $27,736     $23,872      $10,823        $4,131          $43,477
   Ratio of net investment income to
     average net assets(a)................     4.60%      4.50%      10.05%        7.08%         5.62%            0.30%
   Ratio of expenses to average net
     assets(a)............................     1.22%      1.23%       1.00%        1.00%         1.00%            1.18%
   Portfolio turnover(a)..................      190%        79%        245%         433%          272%              76%
                                            -------    -------     -------      -------        ------          -------

------------
 (a) Annualized.
 (b) Not annualized.

   * Includes reimbursement by LGT Asset Management for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1994 of $0.04, $0.03, $0.04, $0.08, $0.48 and $0.01, respectively. Without such reimbursement, the expense ratios would have been 1.58%, 1.49%, 1.15%, 1.68%, 4.63% and 1.49%, respectively, and the ratio of net investment income to average net assets would have been 0.49%, 3.45%, 7.43%, 6.21%, 1.29% and 0.07%, respectively.


  ** Includes reimbursement by LGT Asset Management of operating expenses for the period ended June 30, 1995 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Telecommunications Fund of $0.04, $0.02, $0.01, $0.06, $0.11, and $0.01, respectively. Without such reimbursement, the expenses ratios would have been 1.93%, 1.50%, 1.20%, 2.05%, 3.14% and 1.37%, respectively, and the ratio of net investment income to average net assets would have been 3.89%, 4.23%, 9.85%, 6.03%, 3.48% and 0.11%, respectively.


 *** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses of $0.07. Without such reimbursement, the expense ratio would have been 4.30% and the ratio of net investment income to average net assets would have been (.20)%.


 **** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses for the six-month period ended June 30, 1995 of $0.09. Without such reimbursement, the expenses ratio would have been 3.24% and the ratio of net investment income to average net assets would have been 0.53%.


***** Includes reimbursement by LGT Asset Management of operating expenses for the period January 31, 1995 to June 30, 1995 for the Variable Infrastructure Fund and Variable Natural Resources Fund of $0.77 and $0.73, respectively. Without such reimbursement, the expenses ratios would have been 25.57% and 33.50%, respectively, and the ratio of net investment income to average net assets would have been (22.04)% and (28.83)%, respectively.

   + Total returns do not include sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 7

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                     G.T. GLOBAL VARIABLE INVESTMENT TRUST


                                                                YEAR ENDED DECEMBER 31, 1994*
                                            -------------------------------------------------------------------------------
                                                                      GT GLOBAL VARIABLE
                                            -------------------------------------------------------------------------------
                                                                                GLOBAL         U.S.
                                             LATIN    GROWTH &    STRATEGIC   GOVERNMENT    GOVERNMENT
                                            AMERICA    INCOME      INCOME       INCOME        INCOME      TELECOMMUNICATIONS
                                             FUND       FUND        FUND         FUND          FUND              FUND
                                            -------   ---------   --------    -----------   -----------   -------------------
Net asset value, beginning of period......  $ 17.68    $ 13.77     $ 14.57       $12.53        $12.23           $ 13.07
Income from investment operations
   Net investment income..................     0.11       0.46        1.71         0.77          0.63              0.01
   Net gains or losses on securities (both
     realized and unrealized).............     1.49      (0.85)      (4.17)       (1.85)        (1.39)             0.92
                                            -------    -------     -------      -------       -------           -------
Total from investment operations..........     1.60      (0.39)      (2.46)       (1.08)        (0.76)             0.93
                                            -------    -------     -------      -------       -------           -------
Less distributions
   From net investment income.............    (0.04)     (0.39)      (0.79)       (0.73)        (0.62)            (0.02)
   From capital gain......................    (0.07)     (0.00)      (0.45)       (0.00)        (0.06)            (0.00)
   In excess of capital gains.............    (0.00)     (0.00)      (0.00)       (0.00)        (0.00)            (0.00)
   Return of capital......................    (0.00)     (0.00)      (0.05)       (0.09)        (0.00)            (0.00)
                                            -------    -------     -------      -------       -------           -------
       Total distributions................    (0.11)     (0.39)      (1.29)       (0.82)        (0.68)            (0.02)
                                            -------    -------     -------      -------       -------           -------
Net asset value, end of period............  $ 19.17    $ 12.99     $ 10.82       $10.63        $10.79             13.98
                                            =======    =======     =======      =======       =======           =======
Total returns+............................     9.14%     (2.85)%    (17.09)%      (8.70)%       (6.27)%            7.15%
Ratios/supplemental data
   Net assets, end of period (in 000's)...  $26,631    $25,580     $23,367       $9,654        $2,415           $36,029
   Ratio of net investment income to
     average net assets...................      .82%      3.69%       7.58%        6.89%         5.53%             0.31%
   Ratio of expenses to average net
     assets...............................     1.25%      1.25%       1.00%        1.00%         0.38%             1.25%
   Portfolio turnover.....................      185%        53%        313%         350%           34%               81%
                                            -------    -------     -------       ------        ------           -------


------------
 (a) Annualized.
 (b) Not annualized.

   * Includes reimbursement by LGT Asset Management for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1994 of $0.04, $0.03, $0.04, $0.08, $0.48 and $0.01, respectively. Without such reimbursement, the expense ratios would have been 1.58%, 1.49%, 1.15%, 1.68%, 4.63% and 1.49%, respectively, and the ratio of net investment income to average net assets would have been 0.49%, 3.45%, 7.43%, 6.21%, 1.29% and 0.07%, respectively.


  ** Includes reimbursement by LGT Asset Management of operating expenses for the period ended June 30, 1995 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Telecommunications Fund of $0.04, $0.02, $0.01, $0.06, $0.11, and $0.01, respectively. Without such reimbursement, the expenses ratios would have been 1.93%, 1.50%, 1.20%, 2.05%, 3.14% and 1.37%, respectively, and the ratio of net investment income to average net assets would have been 3.89%, 4.23%, 9.85%, 6.03%, 3.48% and 0.11%, respectively.


 *** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses of $0.07. Without such reimbursement, the expense ratio would have been 4.30% and the ratio of net investment income to average net assets would have been (.20)%.


 **** Includes reimbursement by LGT Asset Management of Emerging Markets Fund operating expenses for the six-month period ended June 30, 1995 of $0.09. Without such reimbursement, the expenses ratio would have been 3.24% and the ratio of net investment income to average net assets would have been 0.53%.


***** Includes reimbursement by LGT Asset Management of operating expenses for the period January 31, 1995 to June 30, 1995 for the Variable Infrastructure Fund and Variable Natural Resources Fund of $0.77 and $0.73, respectively. Without such reimbursement, the expenses ratio would have been 25.57% and 33.50%, respectively, and the ratio of net investment income to average net assets would have been (22.04)% and (28.83)%, respectively.

   + Total returns do not include initial sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 8

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                     G.T. GLOBAL VARIABLE INVESTMENT TRUST


                                                                                                          OCTOBER 18, 1993
                                                                                                          (COMMENCEMENT OF
                                                       FEBRUARY 10, 1993 (COMMENCEMENT OF                  OPERATIONS) TO
                                                        OPERATIONS) TO DECEMBER 31, 1993                 DECEMBER 31, 1993
                                           -----------------------------------------------------------   ------------------
                                                                          GT GLOBAL VARIABLE
                                           --------------------------------------------------------------------------------
                                                                               GLOBAL         U.S.
                                            LATIN    GROWTH &    STRATEGIC   GOVERNMENT    GOVERNMENT
                                           AMERICA    INCOME      INCOME       INCOME        INCOME      TELECOMMUNICATIONS
                                            FUND       FUND        FUND         FUND          FUND              FUND
                                           -------   ---------   --------    -----------   -----------   ------------------
Net asset value, beginning of period...... $12.00     $ 12.00     $ 12.00       $12.00        $12.00           $12.00
Income from investment operations
   Net investment income*.................   0.04        0.31        0.61         0.57          0.53             0.04
   Net gains or losses on securities (both
     realized and unrealized).............   5.64        1.79        2.57         0.52          0.23             1.03
                                           ------     -------     -------      -------       -------           ------
Total from investment operations..........   5.68        2.10        3.18         1.09          0.76             1.07
                                           ------     -------     -------      -------       -------           ------
Less distributions
   From net investment income.............  (0.00)      (0.28)      (0.61)       (0.56)        (0.53)           (0.00)
   From capital gain......................  (0.00)      (0.05)      (0.00)       (0.00)        (0.00)           (0.00)
   In excess of capital gains.............  (0.00)      (0.00)      (0.00)       (0.00)        (0.00)           (0.00)
                                           ------     -------     -------      -------       -------           ------
       Total distributions................  (0.00)      (0.33)      (0.61)       (0.56)        (0.53)           (0.00)
                                           ------     -------     ---------    -------       -------           ------
Net asset value, end of period............ $17.68     $ 13.77     $ 14.57       $12.53        $12.23           $13.07
                                           ======     =======     =======      =======       =======           ======
Total returns+(b).........................   47.3%       17.8%       27.5%         9.5%          6.4%             8.9%
Ratios/supplemental data
   Net assets, end of period
     (in 000's)........................... $8,240     $11,677     $18,089       $6,136        $  974           $7,903
   Ratio of net investment income to
     average net assets*(a)...............    1.0%        3.2%        6.6%         6.1%          5.3%             2.5%
   Ratio of expenses to average net
     assets*(a)...........................    0.7%        0.6%        0.5%         0.5%          0.0%             0.9%
   Portfolio turnover(a)..................     78%         17%        245%         298%           81%              20%
                                           ------     -------     -------       ------        ------           ------


------------
(a) Annualized.
(b) Not annualized.

 * Includes reimbursement by LGT Asset Management for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1993 of $0.02, $0.05, $0.03, $0.06, $0.19 and
   $0.00, respectively. Without such reimbursement, the expense ratios would have been 1.3%, 1.2%, 0.9%, 1.1%, 1.9% and 1.1%, respectively, and the ratio of net investment income to average net assets would have been 0.4%, 2.7%, 6.3%, 5.5%, 3.4% and 2.3%, respectively. Without assumption of expenses by LGT Asset Management, the expense ratio would have been 4.2%, 2.8%, 1.9%, 4.2%, 12.3% and 1.8%, respectively, and the ratio of net investment income to average net assets would have been (2.5)%, 1.1%, 5.2%, 2.4%, (6.9)% and 1.6%, respectively.

 + Total returns do not include initial sales charges. Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                             ---------------------

                                Prospectus Page 9

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

Each Fund has its own investment objective(s) and investment policies. The objective(s) and policies of each Fund determine the types of securities in which that Fund may invest, and will affect both the investment return and the degree of risk to which that Fund is subject. There can be no assurance that any Fund will achieve its investment objective(s).

                              GLOBAL GROWTH FUNDS

The investment objective of each of the New Pacific Fund, the Europe Fund, the International Fund, and the America Fund (collectively, "Global Growth Funds") listed below is long-term growth of capital. Each Global Growth Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in that Fund's "Primary Investment Area." Equity securities in which the Global Growth Funds may invest include common stocks, preferred stocks and warrants to acquire such securities.

The Primary Investment Areas of the Global Growth Funds are as follows:

NEW PACIFIC FUND -- Australia, Hong Kong, Indonesia, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand.

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.

INTERNATIONAL FUND -- all countries listed for each other Global Growth Fund, and Argentina, Brazil, Canada, Chile, Japan, Mexico, and Venezuela, but not the United States.

AMERICA FUND -- the United States.

Each Global Growth Fund may invest up to 35% of its assets in the securities of issuers domiciled outside of the relevant Primary Investment Area, including:
(a) securities of issuers in countries that are linked by tradition, economic markets, cultural similarities or geography to the countries in the Primary Investment Area; and (b) securities of issuers located elsewhere in the world which have operations in the relevant Primary Investment Area or which stand to benefit from political and economic events in the Primary Investment Area.


In managing the Global Growth Funds, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. LGT Asset Management intends to invest in such countries and industries only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the relevant countries of the New Pacific Fund, the Europe Fund and the International Fund are so-called developing markets, i.e., less developed and more prone to uncertainty, instability and risk than the other markets in which those Funds invest. Under ordinary circumstances, the assets of the International Fund are invested in the equity securities of issuers domiciled in at least three different countries. The America Fund currently expects to invest a majority of its assets in the securities of mid and small-sized companies. In selecting securities for inclusion in the America Fund's portfolio, the Fund's managers initially focus on companies with a total equity market capitalization of $2 billion or less.



Up to 35% of each Global Growth Fund's assets may be invested in convertible bonds and debt securities. The Global Growth Funds will limit their purchases of debt securities to obligations rated no lower than investment grade, i.e., rated no lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"), or if unrated determined by LGT Asset Management to be of equivalent quality. See "Description of Debt Ratings" in the Statement of Additional Information for a full description of S&P's and Moody's ratings. The Global Growth Funds may also use instruments (including forward currency contracts) often


                             ---------------------

                               Prospectus Page 10

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


referred to as "derivatives." See "Currency, Options and Futures Strategies."

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may redefine a Global Growth Fund's Primary Investment Area. For example, on July 5, 1994, Japan was eliminated from the Primary Investment Area of the New Pacific Fund.

                              INFRASTRUCTURE FUND


The INFRASTRUCTURE FUND'S investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Fund invests in infrastructure companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings on a sustained basis.



At least 65% of the Infrastructure Fund's total assets normally will be invested in common stocks and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Fund's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries which, in the opinion of LGT Asset Management, stand to benefit from developments in the infrastructure industries.


The Infrastructure Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors" for a complete discussion.

The Infrastructure Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Infrastructure Fund invests in the securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Fund's assets. The Infrastructure Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


In analyzing companies for investment by the Infrastructure Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



For purposes of the Infrastructure Fund's policy of investing at least 65% of its total assets in the securities of infrastructure companies, the companies in which the Infrastructure Fund will principally invest will be those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services which, in LGT Asset Management's judgment, constitute services significant to the development of a country's infrastructure. In addition, long-term growth rates of certain foreign countries' economies may be substantially higher than those of the U.S. economy. An integral aspect of the foreign countries' economies may be the development or improvement of their infrastructure.



LGT Asset Management believes that a country's infrastructure is one key to the long-term success


                             ---------------------

                               Prospectus Page 11

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



of that country's economy. LGT Asset Management believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. LGT Asset Management believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



In the developed countries of North America, Europe, Japan and the south Pacific, LGT Asset Management expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the industries of those countries. In LGT Asset Management's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



LGT Asset Management believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide.


                             NATURAL RESOURCES FUND


The NATURAL RESOURCES FUND'S investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Fund expects to invest in those natural resource companies which include those that own, explore or develop energy sources, ferrous and non-ferrous metals, strategic metals and precious metals, chemicals, forest products, foodstuffs, refined products, such as steel, and other basic commodities, which, in LGT Asset Management's opinion, historically have been produced and marketed profitably during periods of improving supply and demand fundamentals and rising inflation. The Natural Resources Fund invests in natural resource companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings.



At least 65% of the Natural Resources Fund's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Fund's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries which, in the opinion of LGT Asset Management, stand to benefit from developments in the natural resource industries.


The Natural Resources Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors" for a more complete discussion.

The Natural Resources Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Natural Resources Fund invests in the securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Fund's assets. The Natural Resources Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


The Natural Resources Fund may invest in securities of companies in those natural resource industries and commodity groups which, in LGT Asset Management's opinion, may perform well during periods of rising inflation. In analyzing such companies for possible investment by the Natural Resources Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; development of new technologies; efficient service; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.


                             ---------------------

                               Prospectus Page 12

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



The natural resource industries are comprised of a variety of companies. For purposes of the Natural Resources Fund's policy of investing of at least 65% of its total assets in the securities of natural resource companies, the companies in which the Natural Resources Fund will principally invest will be those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services which, in LGT Asset Management's opinion are significant to the ownership and development of natural resources and other basic commodities.



LGT Asset Management will allocate the Natural Resources Fund's investments among those natural resource companies depending on its assessment of their long-term growth potential. In assessing these companies' long-term growth potential, LGT Asset Management will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels, and the potential to accumulate new resources.



LGT Asset Management believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America are generating new demands for industrial materials which are affecting world commodities markets. LGT Asset Management believes these changes are likely to create investment opportunities which benefit from new sources of supply and/or from changes in commodities prices.



LGT Asset Management believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. LGT Asset Management believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.


                            TELECOMMUNICATIONS FUND

The TELECOMMUNICATIONS FUND seeks long-term growth of capital as its investment objective. In seeking that objective, the Telecommunications Fund normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity which (i) derives at least 50% of either its revenues or earnings from telecommunications activities, or (ii) devotes at least 50% of its assets to telecommunications activities, based on the company's most recent fiscal year.


Up to 35% of the Telecommunications Fund's assets may be invested in debt securities issued by telecommunications companies, and/or in equity and debt securities of companies outside of the telecommunications industry which, in the opinion of LGT Asset Management, stand to benefit from developments in the telecommunications industry. LGT Asset Management will allocate the Telecommunications Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Telecommunications Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Telecommunications Fund invests in the securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's assets. The Telecommunications Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


The telecommunications industry is comprised of a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or





                             ---------------------

                               Prospectus Page 13

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. LGT Asset Management will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.


For purposes of the Telecommunications Fund's policy of investing at least 65% of its total assets in the securities of telecommunications companies, the companies in which the Fund will invest are those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Telecommunications Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Telecommunications, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the telecommunications industry are headquartered outside of the United States. The communication and use of information using existing and developing technology increasingly is permeating global civilization.


For these reasons, LGT Asset Management believes that a portfolio comprised only of securities of U.S. issuers does not provide the greatest potential for return from a telecommunications investment. LGT Asset Management uses its financial expertise in markets located throughout the world and the substantial global resources of LGT Asset Management in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, LGT Asset Management and the Telecommunications Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry.


                               LATIN AMERICA FUND

The LATIN AMERICA FUND'S investment objective is capital appreciation. In seeking that objective, the Latin America Fund normally invests at least 65% of its total assets in a broad range of securities of Latin American issuers. Consistent with its investment objective and policies, the Latin America Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets or have no organized market.


Up to 35% of the Latin America Fund's total assets may be invested in a combination of equity and debt securities of U.S. issuers. In evaluating investments in securities of U.S. issuers, LGT Asset Management will consider, among other things, the issuer's Latin American business activities and the impact that developments in Latin America may have on the issuer's results. The Latin America Fund may invest up to 50% of its assets in debt securities. There are no credit quality limitations placed on the debt securities in which the Latin America Fund may invest, and some or all of such debt securities may be the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Latin America Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


The Latin America Fund purchases equity and debt securities in seeking its objective of capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the credit worthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Fund's objective of capital appreciation.

                             ---------------------

                               Prospectus Page 14

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


The Latin America Fund defines securities of Latin American issuers as the following: (a) securities of companies organized under the laws of a Latin American country or for which the principal trading market is in Latin America;
(b) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (c) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; (d) securities of companies that derive at least 50% of their revenues from either goods or services produced in Latin America or sales made in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities. For purposes of this Prospectus, unless otherwise indicated, the Latin America Fund defines Latin America to consist of the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela.


The extent of the Latin America Fund's holdings in any Latin American country will vary from time to time, based upon LGT Asset Management's judgment as to where the greatest investment opportunities then lie. In allocating investments among the various Latin American markets, LGT Asset Management looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. Under current market conditions the Latin America Fund intends to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil, and Argentina, which currently have the most developed capital markets in Latin America. The Latin America Fund may invest more than 25% of its assets in any of these four countries but does not expect to invest more than 50% of its total assets in any one country. The portion of the Latin America Fund's total assets invested directly in Chile may be less than the portions invested in other Latin American countries at present. Due to onerous repatriation restrictions, investment by the Fund in Chile for practical purposes is limited to investment in other investment funds which purchase securities of Chilean issuers. The Fund's investment in Chile will not likely exceed 15% of its total assets. The Latin America Fund's investment in Latin American debt securities may consist substantially of Brady Bonds and other sovereign debt securities issued by Latin American governments. "Sovereign debt securities" are those debt securities issued by Latin American governments, and other emerging market governments, that are traded in the markets of developed countries or groups of developed countries. See "Investment Objectives and Policies -- Other Investment Information."


                             EMERGING MARKETS FUND

The EMERGING MARKETS FUND'S investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock and rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets, or have no organized market.


For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.


                             ---------------------

                               Prospectus Page 15

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



The Emerging Markets Fund will focus its investments in those emerging markets which LGT Asset Management believes have strongly developing economies and in which the markets are becoming more sophisticated. For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:


    Algeria              Malaysia
    Argentina            Mexico
    Bolivia              Morocco
    Botswana             Nicaragua
    Brazil               Nigeria
    Chile                Pakistan
    China                Panama
    Colombia             Peru
    Costa Rica           Philippines
    Czech Republic       Poland
    Ecuador              Portugal
    Egypt                Russia
    Finland              Singapore
    Greece               Slovakia
    Hong Kong            South Korea
    Hungary              Sri Lanka
    India                Taiwan
    Indonesia            Thailand
    Israel               Turkey
    Ivory Coast          Uruguay
    Jamaica              Venezuela
    Jordan               Zimbabwe
    Kenya

Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment pursuant to the above described 65% of total assets investment policy, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, a company in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, and with a principal office in, an emerging market.


In managing the Emerging Markets Fund, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management then seeks to invest in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. The Emerging Markets Fund may invest up to 15% of its net assets in illiquid securities.



The Emerging Markets Fund may invest up to 35% of its total assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, LGT Asset Management will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.


Capital appreciation in debt securities in which the Emerging Markets Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.


The Emerging Markets Fund may invest in debt securities of both governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade. "Investment grade" debt securities are those rated within the four highest ratings categories of S&P or Moody's or, if unrated, determined by LGT Asset Management to be of comparable quality. Securities rated BBB by S&P


                             ---------------------

                               Prospectus Page 16

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


and Baa by Moody's are investment grade debt securities but may have speculative characteristics. Many emerging market debt securities are not rated by U.S. ratings agencies. See "Risk Factors."

The Emerging Markets Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors" for a more complete discussion. The Emerging Markets Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


If the rating of any of the Emerging Markets Fund's investments drops below a minimum rating considered acceptable by LGT Asset Management for investment by the Emerging Markets Fund, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.


                              GROWTH & INCOME FUND


The investment objectives of the GROWTH & INCOME FUND are long-term capital appreciation together with current income. In seeking those objectives, the Growth & Income Fund normally invests at least 65% of its assets in a combination of blue-chip equity securities and high quality government bonds. The Growth & Income Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's or S&P, i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P, or, if unrated, are determined by LGT Asset Management to be of comparable quality.



Up to 35% of the Growth & Income Fund's assets may be invested in other equity securities and investment grade government and corporate debt obligations which LGT Asset Management believes will assist the Fund in achieving its objectives.


The equity securities in which the Growth & Income Fund may invest include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. Such government securities also may include debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Growth & Income Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

The Growth & Income Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. The Growth & Income Fund may invest substantially in securities denominated in more than one currency. Under normal market conditions, the Growth & Income Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's assets. The Growth & Income Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).


LGT Asset Management allocates the Growth & Income Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Growth & Income Fund at any one time will vary, and will depend upon LGT Asset Management's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Growth & Income Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its assets in either equity securities or debt securities.


                             ---------------------

                               Prospectus Page 17

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


The Growth & Income Fund may invest up to 5% of its assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements. The Growth & Income Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Future Strategies."

                             STRATEGIC INCOME FUND

The STRATEGIC INCOME FUND seeks high current income as its primary investment objective and capital appreciation as its secondary investment objective.


The Strategic Income Fund allocates its assets among debt securities of issuers located in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The Strategic Income Fund will select particular debt securities in each sector based on their relative investment merits. Within each area, the Strategic Income Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Strategic Income Fund may invest include bonds, notes, debentures, and other similar instruments. The Strategic Income Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P, or, if unrated, are determined by LGT Asset Management to be of comparable quality. No more than 50% of the Strategic Income Fund's assets may be invested in securities rated below investment grade, which involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Consistent with the foregoing, the Strategic Income Fund may invest in securities that are in default as to payment of principal and/or interest.



For purposes of the Strategic Income Fund's operations, "emerging markets" consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally are expected to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Strategic Income Fund currently considers investment in the following emerging markets:


    Algeria              Malaysia
    Argentina            Mexico
    Bolivia              Morocco
    Botswana             Nicaragua
    Brazil               Nigeria
    Chile                Pakistan
    China                Panama
    Colombia             Peru
    Costa Rica           Philippines
    Czech Republic       Poland
    Ecuador              Portugal
    Egypt                Russia
    Finland              Singapore
    Greece               Slovakia
    Hong Kong            South Korea
    Hungary              Sri Lanka
    India                Taiwan
    Indonesia            Thailand
    Israel               Turkey
    Ivory Coast          Uruguay
    Jamaica              Venezuela
    Jordan               Zimbabwe
    Kenya


The Strategic Income Fund's investments in emerging market securities may consist substantially of Brady Bonds and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities" are those debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries ("Sovereign Debt"). LGT Asset Management may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Strategic Income Fund without regard to ratings. Currently, substantially all emerging market debt securities are of below investment grade quality. Because the Strategic Income Fund's investment in debt securities rated below investment grade is limited to 50% of its total assets, its investment in emerging market debt securities is therefore effectively limited to 50% of its assets as well.


The Strategic Income Fund also may consider making carefully selected investments in debt securities rated below investment grade of corporate issuers in the United States and in developed foreign markets, subject to the overall 50% limitation. See "Risk Factors" for a more complete description of the risks associated with

                             ---------------------

                               Prospectus Page 18

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


investment in emerging market debt securities. The Strategic Income Fund also may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Other Investment Information -- Loan Participations and Assignments." The Strategic Income Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."

                               GLOBAL GOVERNMENT
                                  INCOME FUND

The GLOBAL GOVERNMENT INCOME FUND primarily seeks high current income. The Fund's secondary objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure. The Global Government Income Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Global Government Income Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities." The Global Government Income Fund also may purchase debt obligations of U.S. or foreign companies and financial institutions.


The Global Government Income Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Global Government Income Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Global Government Income Fund does not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by LGT Asset Management to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction. The Global Government Income Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).



The Global Government Income Fund invests primarily in high quality government securities, i.e., those securities rated in the two highest ratings categories of Moody's or S&P, or, if unrated, determined by LGT Asset Management to be of comparable quality.



Consistent with its investment objectives, the Global Government Income Fund may invest up to 35% of its assets in a combination of: (a) foreign government securities that are not high quality but are rated at least investment grade by S&P or Moody's, or if unrated, determined by LGT Asset Management to be of equivalent quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (c) common and preferred stock, and warrants to acquire such stocks, provided that the Fund will not invest more than 20% of its total assets in such securities. In addition, the Global Government Income Fund may invest in debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.


The U.S. government securities in which the Global Government Income Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks) and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Tennessee Valley Authority ("TVA")). The Global Government Income Fund may also use instruments (including forward currency

                             ---------------------

                               Prospectus Page 19

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


LGT Asset Management allocates the Global Government Income Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. LGT Asset Management selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.


                          U.S. GOVERNMENT INCOME FUND

The investment objective of the U.S. GOVERNMENT INCOME FUND is a high level of current income, consistent with the preservation of capital. The U.S. Government Income Fund normally invests at least 65% of its total assets in U.S. government securities including: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds); and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as GNMAs), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks) and securities supported primarily or solely by the creditworthiness of the issuer (such as securities of FNMA, FHLMC, SLMA and TVA).

The U.S. Government Income Fund may invest in mortgage-related securities, such as collateralized mortgage obligations ("CMOs"), fixed-rate mortgage obligations and adjustable rate mortgage obligations ("ARMs"). These securities are issued or guaranteed by GNMA, FNMA or FHLMC, among others.

Treasury bills, notes and bonds and other obligations backed by the "full faith and credit" pledge of the U.S. government historically have involved little risk of loss of principal if held to maturity. While not backed by the full faith and credit of the U.S. government, mortgage-related securities issued or guaranteed by FNMA or FHLMC are high quality investments having minimal credit risks. All securities in which the U.S. Government Income Fund invests, however, are subject to variations in market value due to interest rate fluctuations.

A number of U.S. government agencies or government-sponsored organizations also sell their own debt securities. These agencies typically are created by Congress to fulfill a specific function, such as providing credit to home buyers or farmers; for example, Federal Home Loan Banks, Federal Farm Credit Banks, and SLMA. Some of these obligations are backed by the full faith and credit of the U.S. government, as noted above, and some are supported primarily or solely by the creditworthiness of the issuing agency, such as those issued by TVA. These securities traditionally offer somewhat higher yields than U.S. Treasury securities having similar maturities but may have greater principal risk.

The Resolution Funding Corporation ("Refcorp") issues bonds whose interest payments are guaranteed by U.S. Treasury zero-coupon securities. The amount and maturity date of the Refcorp bonds are the same as the amount and maturity date of the corresponding U.S. Treasury zero-coupon bonds held in a separate custody account at the Federal Reserve Bank of New York. Upon maturity, the Refcorp bonds will be repaid from the proceeds of those U.S. Treasury zero-coupon bonds maturing on the same date.


Consistent with its investment objective, the U.S. Government Income Fund may invest up to 35% of its total assets in a combination of: foreign government securities that are at least of investment grade quality and any U.S. government securities that are rated below "high quality" but are rated at least investment grade by Moody's or S&P, or if unrated determined by LGT Asset Management to be of equivalent quality. For purposes of this policy, the U.S. Government Income Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "foreign government securities." The U.S. Government Income Fund may purchase securities that are issued by the government of one country but denominated in the currency of another country (or a multinational currency unit). The U.S. Government Income Fund will


                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



not invest in a security denominated in a foreign currency if such currency is not at the time of investment considered by LGT Asset Management to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction. The U.S. Government Income Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."


                               MONEY MARKET FUND

The investment objective of the MONEY MARKET FUND is maximum current income consistent with liquidity and conservation of capital. The Money Market Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less.

The Money Market Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will purchase only instruments having remaining maturities of 13 months or less.


The Money Market Fund invests only in high quality, U.S. dollar-denominated money market instruments determined by LGT Asset Management to present minimal credit risks in accordance with procedures established by the Board of Trustees. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs")(or one, if only one NRSRO has rated the security); or, if the issuer has no applicable short-term rating, determined by LGT Asset Management to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Money Market Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by S&P or P-1 by Moody's (or one, if only one such NRSRO has rated the security), or, if unrated, determined to be of equivalent quality as described above. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for LGT Asset Management to determine the security's eligibility for purchase by the Fund.


The rating criteria of S&P and Moody's, two NRSROs which are currently rating instruments of the type the Money Market Fund may purchase, are more fully described in the "Description of Debt Ratings" in the Statement of Additional Information.

The Money Market Fund may invest in the following types of money market instruments:

Obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities. These include direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the GNMA; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of the FNMA, the FHLMC and the TVA; and similar U.S. dollar-denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

Obligations of U.S. and non-U.S. banks, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

Interest-bearing deposits in U.S. commercial and savings banks having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Money Market Fund's assets.


Commercial paper and other short-term debt obligations of U.S. and foreign companies, rated at least A-1 by S&P or Prime-1 by Moody's, or, if not rated, determined to be of equivalent quality by LGT Asset Management, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. See the "Description of Debt Ratings" in the Statement of Additional Information. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at


                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


varying rates of interest pursuant to direct arrangements with the issuer of the instrument.

Repurchase agreements secured by any of the foregoing.


In managing the Money Market Fund, LGT Asset Management may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's securities within the limitations described above. Determinations to use such techniques will be based on LGT Asset Management's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. LGT Asset Management also may seek to improve the Money Market Fund's income by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.


                          OTHER INVESTMENT INFORMATION


INVESTMENT IN ILLIQUID SECURITIES. Each Fund, other than the Money Market Fund, may invest up to 15% of its net assets in illiquid securities. The Money Market Fund may invest up to 10% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid securities. LGT Asset Management believes, in the case of the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund, that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises, private placements, and other similar vehicles which are illiquid (collectively, "Special Situations") could enable the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund are permitted to invest no more than 5% of their respective total assets in Special Situations, and no more than 15% of their respective net assets in Special Situations and other illiquid investments. See "Risk Factors" in the Statement of Additional Information.


BRADY BONDS. The Latin America Fund and the Strategic Income Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Argentina, Brazil, Costa Rica, Mexico, Nigeria, Poland, Uruguay, Venezuela and the Philippines. In addition, Peru and Panama have announced intentions to issue Brady Bonds. Approximately $136 billion in principal amount of Brady Bonds has been issued as of the date of this Prospectus, the largest proportion having been issued by Brazil, Argentina and Mexico. Brady Bonds issued by such countries may be rated below investment grade. As of the date of this Prospectus, the Funds are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

The Strategic Income Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises

                             ---------------------

                               Prospectus Page 22

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



("privatizations"). In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful. LGT Asset Management believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund, respectively, in privatizations in appropriate circumstances.



TEMPORARY DEFENSIVE INVESTMENT STRATEGIES. Each Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Fund's investment objective(s), LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Under a defensive strategy, a Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of a Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of shares of a Fund or to meet its ordinary daily cash needs, a Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion or all of its assets in foreign or domestic high quality money market instruments. Money market instruments in which a Fund may invest include, but are not limited to, U.S. or foreign government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated A-1 by S&P or P-1 by Moody's or, if not rated, determined by LGT Asset Management to be of comparable quality to commercial paper so rated.



LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Strategic Income Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Strategic Income Fund's having a contractual relationship only with the Lender, not with the borrowing government. The Strategic Income Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Strategic Income Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Strategic Income Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Strategic Income Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Strategic Income Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by LGT Asset Management to be creditworthy. When the Strategic Income Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Strategic Income Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


                             ---------------------

                               Prospectus Page 23
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


The Strategic Income Fund may have difficulty disposing of Assignments and Participations. Because there is no liquid market for such securities, the Strategic Income Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Strategic Income Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Strategic Income Fund's holdings and calculating its net asset value. The Strategic Income Fund's investment in illiquid securities, including Assignments and Participations, is limited to 15% of its net assets.

BORROWING AND LENDING. From time to time, it may be advantageous for the Funds to borrow money rather than sell existing securities to meet redemption requests. Accordingly, a Fund may borrow from banks or (except for the Money Market Fund) may borrow through reverse repurchase agreements in connection with meeting requests for the redemption of shares of the Fund. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions by its investors. The Funds (except for the Strategic Income Fund) will not borrow for leveraging purposes, nor will the Funds (except for the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund) purchase securities while borrowings are outstanding. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund may each purchase additional securities when outstanding borrowings represent no more than 5% of its assets. See "Investment Objectives and Policies" in the Statement of Additional Information.


The Strategic Income Fund is authorized to borrow money from banks in an amount up to 33 1/3% of its total assets, (including the amount borrowed), less all liabilities and indebtedness other than the borrowing and may use the proceeds of such borrowings for investment purposes. Borrowings create leverage, a speculative factor. The Strategic Income Fund will borrow only when LGT Asset Management believes that such borrowings will benefit the Fund, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


Borrowing by the Strategic Income Fund will create an opportunity for increased net income but, at the same time, will involve special risk considerations. For example, leveraging might exaggerate changes in the net asset value of the Strategic Income Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Strategic Income Fund's assets may change in value during the time the borrowing is outstanding. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Strategic Income Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Strategic Income Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund expects that some of its borrowings may be made on a secured basis. In such situations, the Strategic Income Fund's custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Each Fund (except the Money Market Fund) is authorized to make loans of its securities to broker/dealers or to other institutional investors. The borrower must maintain with the lending Fund's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. A Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund will limit its loans of securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The

                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. See "Investment Objectives and Policies" in the Statement of Additional Information.


INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. With respect to certain countries, investments by a Fund currently may be made only by acquiring shares of other investment companies with local government approval to invest in those countries. Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), each Fund (except the Money Market Fund) may invest up to 10% of its total assets in the aggregate in shares of other investment companies, and up to 5% of its total assets in any one investment company, but may purchase no more than 3% of the voting stock of the acquired investment company, all as of the time such shares are purchased. Investment in other investment companies or vehicles may be the most practical or only manner in which a Fund can participate in certain securities markets. Such investment may involve the payment of substantial premiums above the value of such issuers' portfolio securities, and is subject to limitations under the 1940 Act and market availability. There can be no assurance that investment companies or other vehicles for investing in certain countries will be available for investment. A Fund will not invest in such vehicles or funds unless, in the judgment of LGT Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own management fees and other expenses. See "Investment Objectives and Policies" in the Statement of Additional Information.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price of the securities, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained at the Funds' custodian bank and will be marked to market daily. There is a risk that the securities purchased on a when-issued or forward commitment basis may not be delivered and that the Fund may incur a loss or miss an opportunity to make an alternative investment as a result.


REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Companies' Boards of Trustees. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the Board's general supervision. See "Investment Objectives and Policies -- Repurchase Agreements" in the Statement of Additional Information.


The Funds will invest only in repurchase agreements collateralized at all times in an

                             ---------------------

                               Prospectus Page 25
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution that is party to a repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds intend to comply with provisions under the U.S. Bankruptcy Code that would allow them immediately to resell such collateral. The Funds will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% with respect to the Money Market Fund) of the value of their respective net assets would be invested in such repurchase agreements and other illiquid securities.

STRIPPED MORTGAGE SECURITIES. The U.S. Government Income Fund may invest in "stripped" mortgage securities which are derivative multi-class mortgage securities. The stripped mortgage securities in which the U.S. Government Income Fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the U.S. Government Income Fund may invest.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of certain mortgage securities held by the U.S. Government Income Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the U.S. Government Income Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

ZERO COUPON SECURITIES. The Strategic Income Fund and the U.S. Government Income Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Strategic Income Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt securities and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities are included in the investing Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), the Strategic Income Fund or the U.S. Government Income Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Funds' respective cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Strategic Income Fund and the U.S. Government Income Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and their respective current incomes ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than are debt obligations of comparable maturities that make current distributions of interest in cash.

OTHER INFORMATION. The investment objective(s) of each Fund may not be changed without the approval by holders of a "majority of the outstanding voting securities" of such Fund.

                             ---------------------

                               Prospectus Page 26

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


As defined in the 1940 Act and as used in this Prospectus, a "majority of the outstanding voting securities" of a Fund means the lesser of (i) 67% or more of the outstanding shares of the Fund, represented at a shareholders' meeting at which more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. In addition, certain investment limitations have been adopted by each Fund and may not be changed without the approval by holders of a "majority of the outstanding voting securities" of the Fund. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by the Board of Trustees of the relevant Company, without the approval of "a majority of the outstanding voting securities" of the respective Funds, provided that any such policies as so amended do not conflict with the fundamental investment limitations of such Funds. See "Investment Limitations" in the Statement of Additional Information.


PORTFOLIO TURNOVER. LGT Asset Management does not regard portfolio turnover as a limiting factor and will buy or sell securities for the Funds as necessary in response to market conditions to meet the respective Funds' objectives. The Funds engage in portfolio trading when LGT Asset Management concludes that the sale of a security owned by a Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective(s), a security also may be sold and a comparable security purchased in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds generally do not intend to trade for short-term profits, the securities in each Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held (except to the extent necessary to avoid non-compliance with the "Short-Short Limitation" described in "Taxes" in the Statement of Additional Information).



LGT Asset Management anticipates that: (i) the annual portfolio turnover rates of the New Pacific Fund, the Europe Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the International Fund, the Emerging Markets Fund, and the Money Market Fund will not exceed 100%; (ii) such turnover rates of the Latin America Fund, the America Fund, the Growth & Income Fund, and the U.S. Government Income Fund may exceed 100%; and (iii) the annual portfolio turnover rates of the Strategic Income Fund and the Global Government Income Fund are likely to exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of securities by the respective Funds' average month-end portfolio value, excluding short-term investments. This calculation excludes purchases and sales of debt securities having a maturity on the date of purchase of one year or less. High turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Execution of Portfolio Transactions" in the Statement of Additional Information.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

The net asset value of each Fund (other than the Money Market Fund) will fluctuate, reflecting changes in the market value of its investments. There can be no assurance, however, that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share. The value of debt securities held by a Fund generally varies inversely with movements in interest rates. In addition, the various investment policies of each Fund present certain specific risks. These risks are described below.

GENERAL RISKS OF FOREIGN INVESTING. All of the Funds (to a lesser extent the America Fund) are authorized to invest in foreign securities. Foreign investing entails certain risks not associated with

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investing in the securities of U.S. issuers. Foreign securities generally will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The respective Funds' net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the respective Funds' net investment income.


In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic or economic developments which could affect the Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, rates of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. LGT Asset Management will rely on its worldwide financial and investment expertise to attempt to limit these risks. See "Risk Factors" in the Statement of Additional Information.


Because the Funds (except the Money Market Fund) may invest substantially, and the America Fund to a lesser extent, in securities denominated in currencies other than the U.S. dollar, and because most of the Funds may hold foreign currencies, such Funds will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the securities held by the Funds and, as a result, the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

SPECIAL RISKS OF A GLOBAL THEME FUND. The Infrastructure Fund, the Natural Resources Fund and the Telecommunications Fund concentrate their investments in a specific industry. Accordingly, the value of the securities held by the Infrastructure Fund, the Natural Resources Fund and the Telecommunications Fund and, as a result, the share price of each Fund, may be more volatile than those of investment companies that do not concentrate their investments in a specific industry and, thus, each fund individually should not be considered a complete investment program.

The net asset value of Infrastructure Fund shares will be susceptible to factors affecting the infrastructure industries. In both the U.S. and foreign countries, these industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of this industry. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise. In addition, many infrastructure companies, including coal, steel, and other types of companies, have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulation may also hamper the development of new technologies,

                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


and it is impossible to predict the direction, type or effect of any future regulation. Further competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth.

The net asset value of Natural Resources Fund shares will be susceptible to factors affecting the natural resource industries. In both the U.S. and foreign countries, for example, these industries may be subject to greater political, environmental and other governmental regulation than other industries. The nature of such regulation continues to evolve in both the U.S. and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the securities held in the portfolio of the Natural Resources Fund will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Fund's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Fund's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.

The net asset value of Telecommunications Fund shares will be susceptible to factors affecting the telecommunications industry. This industry may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of the industry. Telephone operating companies in the United States, for example, are subject to both federal and state regulations affecting permitted rates of return and the kinds of services that may be offered. In addition, government regulation in certain foreign countries may include interest rate controls, credit controls and price controls. In some cases foreign governments have taken steps to nationalize the operations of certain financial services companies, including banks. Certain types of companies in which the Telecommunications Fund might invest are engaged in fierce competition for a share of the market for their products. In recent years, these have been companies providing goods and services such as private and local area networks and telephone set equipment. Moreover, the investment flexibility of the Telecommunications Fund may be restricted by the necessity of satisfying certain diversification requirements in order to maintain the qualification of the Fund as a regulated investment company within the meaning of the Internal Revenue Code of 1986, as amended (the "Code").

While the holdings of the Telecommunications Fund, the Infrastructure Fund and the Natural Resources Fund normally will include securities of established suppliers of traditional products and services, each of these Funds may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater

                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


opportunities for capital appreciation, but may involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

SPECIAL RISKS OF EMERGING MARKETS. The Latin America Fund and the Emerging Markets Fund concentrate their investments in emerging markets. Most of the other Funds also may invest a portion of their assets in emerging markets. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Funds could lose their entire investment in that market.

The net asset value of the Funds that invest in emerging markets will fluctuate, reflecting fluctuations in the market value of their portfolio positions and their net currency exposure. There is no assurance that these Funds will achieve their investment objectives.


LGT Asset Management believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, LGT Asset Management believes that investing in equity securities in emerging markets may enable Funds investing in such markets to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.


Nonetheless, investing in the Funds that invest in emerging markets entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in such Funds should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in the following respects: growth of gross national product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other developed countries. Disclosure and regulatory standards in many respects are less stringent than in more developed markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets, particularly emerging markets, generally are more expensive than in the United States. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a

                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's investments in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period, during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund's identification of such conditions until the date of SEC action, the Fund's investments in the affected markets will be valued at fair value determined in good faith by or under the direction of the relevant Company's Board of Trustees.

LOWER QUALITY DEBT SECURITIES. There are no credit quality limitations placed on the debt securities in which the Latin America Fund may invest. In addition, the Infrastructure Fund, the Natural Resources Fund and the Emerging Markets Fund may each invest up to 20% of its total assets, the Telecommunications Fund may invest up to 5% of its assets, and the Strategic Income Fund may invest up to 50% of its assets, in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Fund and the Natural Resources Fund will not invest in securities in default as to principal and interest.


Investment grade debt securities include those rated at least BBB by S&P or at least Baa by Moody's, as well as unrated securities determined by LGT Asset Management to be of comparable quality. Moody's considers securities rated Baa to have speculative characteristics. Debt securities rated below investment grade, i.e., rated BB, B, CCC, CC and C by S&P or Ba, B, Caa, Ca or C by Moody's are regarded by S&P and Moody's, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt securities rated Ba and below by Moody's are regarded by Moody's as speculative. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

The market values of lower rated debt securities tend to reflect individual developments of the issuer to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates, tend to be more sensitive to economic conditions and generally have more volatile prices than higher rated securities. Issuers of lower rated debt securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower rated debt securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated debt securities because such securities are generally unsecured

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


and are often subordinated to other creditors of the issuer.

Lower rated debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, a Fund may have difficulty disposing of such lower rated securities because there may be no established retail secondary market for many of these securities. The lack of a liquid secondary market may have an adverse impact on market price and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the securities held by such Fund. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Strategic Income Fund may also acquire lower rated securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents, to the extent a Fund has invested in such securities, will adversely impact the Fund's net asset value. In addition to the factors noted above, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic conditions; and (iii) likely adverse impact of a major economic recession. The Funds may also incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

As of December 31, 1994, the Strategic Income Fund had 74.4% of its total net assets in debt securities that received a rating from Moody's and 20.2% of its total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund had 5.4% of its total net assets in cash and cash items. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa (including cash and cash items)--41.3%, Aa--6.9%, A--6.5%, Baa--0.8%, Ba--10.8%, B--13.5%, Caa--0%, Ca--0%, C--0%. It
should be noted that this information reflects the composition of the Fund's assets as of December 31, 1994 and is not necessarily representative of its assets at any time after that date.


LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective(s) and policies of each Fund and consider their ability to assume the investment risks involved before making an investment. See "Description of Debt Ratings" in the Statement of Additional Information.


SOVEREIGN DEBT. The Latin America Fund, the Emerging Markets Fund, and the Strategic Income Fund may invest in Sovereign Debt. Investments in Sovereign Debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet

                             ---------------------

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the sovereign debtor's economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. The countries issuing such instruments are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. Although LGT Asset Management intends to manage the respective Funds' investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.


In recent years, some of the emerging market countries in which the Funds may invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest on and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans -- typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part Sovereign Debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain Sovereign Debt instruments in which the Funds may invest involve great risk. Sovereign Debt issued by emerging market issuers generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such Sovereign Debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of and valuing certain Sovereign Debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

ARMS. ARMs differ from conventional bonds in that principal is repaid over the life of the ARM rather than at maturity. The holder of an ARM, (e.g., the U.S. Government Income Fund) receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. An investor, therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives, at a rate of interest which is lower than the rate on the ARMs held by it. For this reason, ARMs may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates.

The market value of ARMs, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. ARMs have less risk of price decline during periods of rapidly rising rates than other investments of comparable maturities. However, they will also have less potential for capital appreciation due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments will result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

RISKS OF THE MONEY MARKET FUND. In periods of declining interest rates the Money Market Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Money Market Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Money Market Fund from the sale of its shares and reinvestment of dividends likely will be invested by the Fund in instruments producing lower yields than the balance of the securities held by the Fund, thereby reducing the Fund's yield. The opposite generally will be true in periods of rising interest rates. The Money Market Fund is designed to provide maximum current income consistent with the liquidity and safety afforded by investment in high quality money market instruments; the Money Market Fund's yield may be lower than that produced by funds investing directly in lower quality and/or longer-term securities.

--------------------------------------------------------------------------------

                             CURRENCY, OPTIONS AND
                               FUTURES STRATEGIES

--------------------------------------------------------------------------------

Each Fund (except the Money Market Fund) may employ certain risk management practices involving the use of forward currency contracts, options contracts and futures contracts to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Funds may enter into such investments up to the full value of their portfolio assets. There can be no assurance that such risk management practices will succeed. These hedging techniques are described below and are further detailed in the Statement of Additional Information.

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To attempt to increase return, the Growth & Income Fund, the Strategic Income
Fund, the Global Government Income Fund and the U.S. Government Income Fund may write covered call options on securities they hold. This strategy will be employed only when, in the opinion of LGT Asset Management, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Each of these Funds is also authorized to write covered put options to attempt to enhance return.



To attempt to hedge against adverse movements in exchange rates between currencies, each Fund (except the Money Market Fund) may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each such Fund may enter into forward currency contracts either with respect to specific transactions or with respect to specific securities held by the Fund. For example, when a Fund anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, each such Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in a foreign currency. Each such Fund also may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates.



In addition, each Fund (except the Money Market Fund) may write covered call options and purchase put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which LGT Asset Management intends to purchase for the Fund. Each such Fund, except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund, also may write covered call options and buy put and call options on stock indices. Such stock index options serve to hedge against overall fluctuations in the securities markets generally, rather than anticipated increases or decreases in the value of a particular security.


Further, each such Fund, except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund, may sell stock index futures contracts and may purchase put options or write covered call options on such futures contracts to protect against a general stock market decline that could adversely affect the value of securities held by the Fund. Such Funds also may buy stock index futures contracts and purchase call options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Such Funds, (including the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund), may use interest rate futures contracts and options thereon to hedge debt securities held by it against changes in the general level of interest rates. Each Fund may write only "covered" call options. Each Fund will also "cover" stock index options and options on futures contracts that it writes.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Strategic Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Strategic Income Fund may be obligated to pay. Interest rate swaps involve the exchange by the Strategic Income Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices. The purchase of an interest rate cap entitles the

                             ---------------------

                               Prospectus Page 35

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.


The Strategic Income Fund enters into interest rate protection transactions only with banks and recognized securities dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines established by the Company's Board of Trustees. If there is a default by the other party to such a transaction, the Strategic Income Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and, accordingly, are less liquid than swaps.


INDEXED COMMERCIAL PAPER. The Strategic Income Fund also may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Strategic Income Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Strategic Income Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper by mutual funds such as the Strategic Income Fund would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Strategic Income Fund believes that such investments do not involve the creation of such a senior security but, nevertheless, has undertaken, pending the resolution of this issue by the SEC staff, to establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. government securities or liquid, high grade debt securities having a value equal to the aggregate, outstanding principal amount of the commercial paper of this type that is held by the Strategic Income Fund.


Although the Funds might not employ any of the foregoing strategies, the use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; imperfect correlation between movements in the prices of currencies, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time, which may cause a Fund to purchase or sell a portfolio security at a disadvantageous time, which, in turn, may cause an increase in that Fund's rate of portfolio turnover; and the possible need to defer closing out of certain options, futures contracts and options thereon in order for a Fund to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Taxes" in the Statement of Additional Information.


                             ---------------------

                               Prospectus Page 36

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------

Shares of the Funds currently are offered to separate accounts established by the Participating Insurance Companies for funding variable annuity contracts ("Separate Accounts") pursuant to the insurance laws of their respective jurisdictions.

The owners of such contracts may allocate premium payments among the general accounts of the Participating Insurance Companies and the divisions of the Separate Accounts which correspond to the Funds. Individuals may not pay variable annuity premiums directly to the Funds. These Separate Accounts are registered with the SEC as unit investment trusts, each having a prospectus of its own.

Shares of the Funds are offered and redeemed at their respective net asset values without the addition of any sales load or redemption charge next determined following receipt by a Separate Account of premium payments, surrender requests under policies, loan payments, transfer requests, and similar or related transactions. The Funds do not issue share certificates. See "Calculation of Net Asset Value."

--------------------------------------------------------------------------------

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of normal trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Net asset value per share is computed by determining the value of each Fund's assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time.

Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Fixed income securities and debt securities generally are valued at the mean of representative quoted bid or asked prices. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the respective Company's Board of Trustees. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day. Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be affected significantly by such trading on days when shareholders have no access to that Fund.

The Money Market Fund uses the amortized cost method of valuing its investments, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value.

The Money Market Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance that the Money Market Fund will be able to maintain a stable $1.00 per share price. The value of each share of the Money Market Fund is computed by dividing the Fund's net assets by the number of its outstanding shares. "Net assets" equal the value of the Money Market Fund's investments and other assets, less its liabilities.

                             ---------------------

                               Prospectus Page 37

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

The Money Market Fund declares dividends from net investment income on each day the Fund determines its net asset value, payable to shareholders of record as of the close of regular trading on the NYSE on the preceding business day. Dividends are usually paid on the last calendar day of each month. The Fund's net investment income consists of accrued interest and earned discount (including both original issue and market discounts), less amortization of market premium and applicable expenses, and is calculated immediately prior to the determination of net asset value per share. The Fund generally distributes to its shareholders any net short-term capital gain annually after the end of its fiscal year on December 31 but may make earlier distributions of that gain if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize long-term capital gain.

The Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund declare and pay dividends from net investment income, if any, monthly.

The Growth & Income Fund declares and pays dividends from net investment income, if any, and net short-term capital gains, if any, quarterly.

Each other Fund declares and pays dividends from net investment income, if any, annually, and all Funds also annually distribute to their shareholders all of their net short-term capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, and any net gains from foreign currency transactions. Dividends and other distributions from a Fund are paid in additional shares of that Fund at net asset value per share, unless the transfer agent is instructed otherwise. See the applicable VA Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts.

Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain), and net capital gain that is distributed to Fund shareholders. Each Fund will distribute to its shareholders at least 90% of its investment company taxable income.

Fund shares are offered only to Separate Accounts established to fund variable annuity contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable VA Contract prospectus for a discussion of the federal income tax status of (1) the Separate Accounts that purchase and hold shares of the Funds and (2) the holders of VA Contracts funded through those accounts.

Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code, place certain limitations on the amount of assets of each Separate Account -- and, because section 817(h) and those regulations treat each Fund's assets as assets of the related Separate Accounts -- that can be invested in securities of a single issuer.

Specifically, the regulations provide in part that, except as permitted by the "safe harbor" described below, as of the end of each calender quarter or within 30 days thereafter, no more than 55% of the total assets of a Fund may be invested in the securities of any one issuer. For this purpose, all securities of the same issuer are consolidated, and, while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are all considered to be the same issuer. Section 817(h) provides, as a safe harbor, that adequate diversification will exist for a separate account if the diversification

                             ---------------------

                               Prospectus Page 38

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in treatment of the VA Contract holders other than as described in the applicable VA Contract prospectus.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and the Separate Accounts. See the Statement of Additional Information for a more detailed discussion.


--------------------------------------------------------------------------------


                                   MANAGEMENT

--------------------------------------------------------------------------------


Each Company's Board of Trustees has overall responsibility for the operation of the Funds organized as series of that Company. Pursuant to such responsibility, the Board of each Company has approved contracts with various financial organizations to provide, among other things, day to day management services required by its Funds.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES FOR THE FUNDS. Services provided by LGT Asset Management as each Fund's investment manager and administrator include, but are not limited to, determining the composition of each securities portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to each Fund's operation. For these services, the Money Market Fund pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The America Fund, the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund each pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. Each other Fund pays LGT Asset Management an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly. These rates are higher than those paid by most mutual funds.



In addition, LGT provides services as each Fund's pricing and fund accounting agent. For those services, each Fund pays LGT Asset Management a pro-rated fee (calculated based on each Fund's average daily net assets) at the annualized rate of .03% of the first $5 billion of LGT U.S. mutual fund assets and .02% in excess of $5 billion thereafter.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consisted of GT Global retail funds worldwide. In the U.S., as of




                             ---------------------

                               Prospectus Page 39

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by the LGT Bank in Liechtenstein totalled $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totalled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of the Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of each Fund are as follows:


                                NEW PACIFIC FUND
                              --------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Lawrence Yip                        Portfolio Manager since    Portfolio Manager for LGT Asset
  Hong Kong                           1995                       Management since 1993 and a
                                                                 Portfolio Manager for LGT Asset
                                                                 Management Ltd.


                                  EUROPE FUND
                                ---------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Anna Powell                         Portfolio Manager since    Portfolio Manager for LGT Asset
  London                              1995                       Management PLC (London) and LGT
                                                                 Asset Management since March
                                                                 1995. From 1989 to 1995, Ms.
                                                                 Powell was a Portfolio Manager
                                                                 for Robert Fleming & Co., Ltd.
                                                                 (London). Prior thereto, Ms.
                                                                 Powell was an Equity Analyst for
                                                                 Charterhouse Bank Ltd. (London).


                             ---------------------

                               Prospectus Page 40

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                               LATIN AMERICA FUND
                            ------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Andrew Boczek                       Portfolio Manager since    Assistant Portfolio Manager and
  San Francisco                       1995                       Investment Analyst for LGT Asset
                                                                 Management since 1993. From 1991
                                                                 to 1993, Mr. Boczek was an
                                                                 Analyst at Continental Bank
                                                                 Corporation. Prior thereto, he
                                                                 was a Research Assistant at the
                                                                 International Monetary Fund
                                                                 (Washington, D.C.).


                             EMERGING MARKETS FUND
                          ----------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
James M. Bogin                      Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1994     Management since 1993. From 1989
                                                                 to 1993, Mr. Bogin was a Fund
                                                                 Manager at Nomura Investment
                                                                 Management Co. (Tokyo).


                                  AMERICA FUND
                               -----------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Kevin L. Wenck                      Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1993     Management since 1991. Prior
                                                                 thereto, Mr. Wenck was a
                                                                 Portfolio Manager of Matuschka &
                                                                 Co. (Greenwich, CT).


                             ---------------------

                               Prospectus Page 41

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                              INFRASTRUCTURE FUND
                            -----------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
David L. Sherry                     Portfolio Manager since    Portfolio Manager and Investment
  San Francisco                       Fund inception in 1995     Analyst for LGT Asset Management
                                                                 since 1993. From 1992 to 1993,
                                                                 Mr. Sherry was Senior Securities
                                                                 Analyst for Franklin Resources,
                                                                 Inc. (San Mateo, CA). From 1990
                                                                 to 1992, he was a student at
                                                                 University of California at Los
                                                                 Angeles Graduate School of
                                                                 Business (where he received a
                                                                 Masters of Business
                                                                 Administration). Prior thereto,
                                                                 he was an Assistant Treasurer
                                                                 with Brown Brothers Harriman
                                                                 (NY).
Michael J. Mahoney                  Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1995     Management since 1993. From 1991
                                                                 to 1993, Mr. Mahoney was an
                                                                 Investment Analyst of LGT Asset
                                                                 Management. From 1989 to 1991,
                                                                 he was a student at Stanford
                                                                 University Graduate School of
                                                                 Business (where he received a
                                                                 Masters of Business
                                                                 Administration). Prior thereto,
                                                                 he was a Management Consultant
                                                                 of Bain & Co., management
                                                                 consulting (Boston).


                             NATURAL RESOURCES FUND
                          ----------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Charles A. Wall                     Portfolio Manager since    Portfolio Manager for LGT Asset
  Sydney                              Fund inception in 1995     Management Ltd. (Australia)
                                                                 since 1992. Prior thereto, Mr.
                                                                 Wall was a Portfolio Manager for
                                                                 Baring Securities (Sydney).
Derek H. Webb                       Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1995     Management since 1994. Analyst
                                                                 for LGT Asset Management since
                                                                 1992. From 1990 to 1992, Mr.
                                                                 Webb was a student at the
                                                                 University of Pennsylvania,
                                                                 Wharton School of Business.
                                                                 During 1989, he was Vice
                                                                 President, Citicorp Investment
                                                                 Bank of Los Angeles. Prior
                                                                 thereto, he was a Bond Trader
                                                                 for Trust Co. of the West (Los
                                                                 Angeles).


                             ---------------------

                               Prospectus Page 42

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                            TELECOMMUNICATIONS FUND
                        -------------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Michael J. Mahoney                  Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1993     Management since 1993. From 1991
                                                                 to 1993, Mr. Mahoney was an
                                                                 Investment Analyst of LGT Asset
                                                                 Management. From 1989 to 1991,
                                                                 he was a student at Stanford
                                                                 University Graduate School of
                                                                 Business (where he received a
                                                                 Masters of Business
                                                                 Administration). Prior thereto,
                                                                 he was a Management Consultant
                                                                 of Bain & Co., management
                                                                 consulting (Boston).
David L. Sherry                     Portfolio Manager since    Portfolio Manager and Investment
  San Francisco                       Fund inception in 1993     Analyst for LGT Asset Management
                                                                 since 1993. From 1992 to 1993,
                                                                 Mr. Sherry was Senior Securities
                                                                 Analyst for Franklin Resources,
                                                                 Inc. (San Mateo, CA). From 1990
                                                                 to 1992, he was a student at
                                                                 University of California at Los
                                                                 Angeles Graduate School of
                                                                 Business (where he received a
                                                                 Masters of Business
                                                                 Administration). Prior thereto,
                                                                 he was an Assistant Treasurer
                                                                 with Brown Brothers Harriman
                                                                 (NY).


                              GROWTH & INCOME FUND
                          ----------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Paul Griffiths                      Portfolio Manager since    Portfolio Manager for LGT Asset
  London                              1995                       Management PLC (London) since
                                                                 1994; from 1993 to 1994, Global
                                                                 Bond Fund Manager, Lazard
                                                                 Investors; from 1991 to 1993,
                                                                 Global Bond Fund Manager, Sanwa
                                                                 International PLC; from 1989 to
                                                                 1991, Account Officer, Royal
                                                                 Bank of Canada.
Nicholas S. Train                   Portfolio Manager          Portfolio Manager for LGT Asset
  London                                                         Management PLC (London);
                                                                 Portfolio Manager for LGT Asset
                                                                 Management since 1991.


                             ---------------------

                               Prospectus Page 43

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                             STRATEGIC INCOME FUND
                           --------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Gary Kreps                          Portfolio Manager since    Chief Investment Officer -- Global
  San Francisco                       Fund inception in 1993     Fixed Income Investments for LGT
                                                                 Asset Management since 1992.
                                                                 From 1988 to 1992, Mr. Kreps was
                                                                 Senior Vice President for Global
                                                                 Fixed Income of Putnam
                                                                 Management Co. (Boston).
Simon Nocera                        Portfolio Manager since    Portfolio Manager and Economist of
  San Francisco                       Fund inception in 1993     LGT Asset Management since 1992.
                                                                 From 1991 to 1992, Mr. Nocera
                                                                 was a Senior Vice President and
                                                                 Director for Global Fixed Income
                                                                 Research at Putnam Companies
                                                                 (Boston). Prior thereto, he was
                                                                 a Financial Economist for the
                                                                 International Monetary Fund
                                                                 (Washington, DC).
Nikos G. Pappayliou                 Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       1994                       Management since 1994; Trader,
                                                                 Global Fixed Income Investments
                                                                 for LGT Asset Management since
                                                                 1992. From 1991 to 1992, Mr.
                                                                 Pappayliou was European Fixed
                                                                 Income Arbitrageur for Swiss
                                                                 Bank (London). Prior thereto, he
                                                                 was Fixed Income Arbitrageur for
                                                                 Credit Lyonnais (Paris).


                               INTERNATIONAL FUND
                             ----------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
F. Christian Wignall                Portfolio Manager since    Chief Investment Officer-- Global
  San Francisco                       Fund inception in 1994     Equities for LGT Asset
                                                                 Management.


                          U.S. GOVERNMENT INCOME FUND
                     -------------------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Gary Kreps                          Portfolio Manager since    Chief Investment Officer -- Global
  San Francisco                       Fund inception in 1993     Fixed Income Investments for LGT
                                                                 Asset Management since 1992.
                                                                 From 1988 to 1992, Mr. Kreps was
                                                                 Senior Vice President for Global
                                                                 Fixed Income of Putnam
                                                                 Management Co. (Boston).
Robert F. Allen                     Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1993     Management.


                             ---------------------

                               Prospectus Page 44

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                         GLOBAL GOVERNMENT INCOME FUND
                    ----------------------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Gary Kreps                          Portfolio Manager since    Chief Investment Officer -- Global
  San Francisco                       Fund inception in 1993     Fixed Income Investments for LGT
                                                                 Asset Management since 1992.
                                                                 From 1988 to 1992, Mr. Kreps was
                                                                 Senior Vice President for Global
                                                                 Fixed Income of Putnam
                                                                 Management Co. (Boston).
Robert F. Allen                     Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       Fund inception in 1993     Management.


                               MONEY MARKET FUND
                            ------------------------


                                      RESPONSIBILITIES FOR            BUSINESS EXPERIENCE
            NAME/OFFICE                     THE FUND                    LAST FIVE YEARS
            ------------               ------------------             -------------------
Gary Kreps                          Portfolio Manager since    Chief Investment Officer -- Global
  San Francisco                       Fund inception in 1993     Fixed Income Investments for LGT
                                                                 Asset Management since 1992.
                                                                 From 1988 to 1992, Mr. Kreps was
                                                                 Senior Vice President for Global
                                                                 Fixed Income of Putnam
                                                                 Management Co. (Boston).
Jeffrey W. Gorman                   Portfolio Manager since    Portfolio Manager for LGT Asset
  San Francisco                       1995                       Management since May 1995; Money
                                                                 Market Analyst and Trader for
                                                                 LGT Asset Management from April
                                                                 1994 to May 1995; Investment
                                                                 Operations Specialist for LGT
                                                                 Asset Management from February
                                                                 1993 to April 1994; Financial
                                                                 Services Representative for LGT
                                                                 Asset Management from June 1992
                                                                 to February 1993; prior thereto,
                                                                 a student at the University of
                                                                 California at Berkeley.


                             ---------------------

                               Prospectus Page 45

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



In placing securities orders for the Funds, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges or OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions are paid and no discounts obtained. Broker/dealers may receive commissions on futures, currency and options transactions. Brokerage transactions for the Funds may be executed through any Liechtenstein Global Trust affiliates.



FUND EXPENSES. Each Fund pays all of its respective expenses not assumed by LGT Asset Management and other agents. These expenses include, in addition to the advisory and brokerage fees discussed above, legal and audit expenses, custodian and transfer agent fees, Trustees fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities.



LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the New Pacific Fund, the Europe Fund, the International Fund, the Emerging Markets Fund, the Latin America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, and the Growth & Income Fund to 1.25% of their respective net assets. In addition, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the America Fund, the Strategic Income Fund, the Global Government Income Fund, and the U.S. Government Income Fund to 1.00% of their respective net assets. Likewise, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to .75% of its net assets.



During the fiscal period ended December 31, 1994, LGT Asset Management in its sole discretion had undertaken to waive or reimburse the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Emerging Markets Fund and the International Fund until the total assets of each Fund reach $2 million; thereafter LGT Asset Management had undertaken to limit such operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) to an annual rate of 1.25% of each Fund's average daily net assets.



During the fiscal period January 31, 1995 through December 31, 1995, LGT Asset Management in its sole discretion has undertaken to waive or reimburse the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Infrastructure Fund and the Natural Resources Fund until the total assets of each Fund reach $2 million; thereafter LGT Asset Management has undertaken to limit such operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) to an annual rate of 1.25% of each Fund's average daily net assets.



From time to time, LGT Asset Management in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses. All general expenses of each Company and joint expenses of the Funds (see "Other Information") are allocated among the Funds on a basis deemed fair and equitable.


                             ---------------------

                               Prospectus Page 46

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                               OTHER INFORMATION
--------------------------------------------------------------------------------

DIVERSIFICATION STANDARDS. Each of the following Funds is classified as a "diversified" investment company under the 1940 Act: the New Pacific Fund, the Europe Fund, the America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the U.S. Government Income Fund, the International Fund, the Emerging Markets Fund, and the Money Market Fund. This means that with respect to 75% of each Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and each Fund will purchase no more than 10% of the voting securities of any one issuer.

Each of the following Funds is classified as a "non-diversified" investment company under the 1940 Act: the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund and the Global Government Income Fund. Each such Fund, however, intends to continue to qualify as a regulated investment company for federal income tax purposes. This means, in general, that more than 5% of the Fund's total assets may be invested in securities of one issuer but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer.

Because each such Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such Fund may be subject to greater investment and credit risk with respect to its portfolio than a Fund that is more broadly diversified.

ORGANIZATION. Each of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Each Company and each Fund of each Company, except the Telecommunications Fund, the Emerging Markets Fund, the International Fund, the Infrastructure Fund and the Natural Resources Fund, commenced operations on February 10, 1993. The Telecommunications Fund commenced operations on October 18, 1993. The Emerging Markets Fund and the International Fund commenced operations on July 5, 1994. The Infrastructure Fund and the Natural Resources Fund commenced operations on January 31, 1995. The fiscal year end for each Company is December 31.

From time to time, each Company's Board of Trustees may, in its discretion, establish additional series and issue shares of additional series of the Company's shares of beneficial interest. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares). Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only. The shares of all Funds of a Company will be voted in the aggregate on other matters, such as the election of Trustees and ratification of that Company's Board of Trustees' selection of the Company's independent accountants. In accordance with current law, the Funds anticipate that when a Participating Insurance Company issues a VA Contract that invests in a Company, VA Contract holders will be asked for instructions on how to vote, and shares will be voted by a Participating Insurance Company in accordance with the voting instructions received. For further information on voting rights, see the VA Contract prospectus.

The Companies normally will not hold annual meetings of shareholders, except as required under the 1940 Act. Either Company would be required to hold a shareholders meeting in the event that at any time less than a majority of that Company's Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Fund shares do not have cumulative voting rights, which means that the holders of a majority of the shares of all of a Company's Funds in the aggregate voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of a Company's outstanding voting shares may call a meeting of

                             ---------------------

                               Prospectus Page 47

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires each Company to assist shareholders in calling such a meeting.

Pursuant to each Company's Declaration of Trust, each Company may issue an unlimited number of shares for each of its Funds. Each share of a Fund represents an interest in that Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees.


Effective July 5, 1994, the name of "G.T. Global: Variable Pacific Fund" was changed to "G.T. Global: Variable New Pacific Fund" and its investment policy was revised by the Board of Trustees to remove Japan from the Fund's Primary Investment Area. On January 2, 1996, the name of each of the GT Global Variable Investment Funds was modified in connection with the renaming of the VA Contracts' underwriter, GT Global, Inc., formerly G.T. Global Financial Services, Inc. No amendments or revisions to any of the Fund's investment policies occurred in connection with such modification.


Currently, owners of VA Contracts issued by the Participating Insurance Companies for which shares of one or more Funds are the investment vehicle will receive from such Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public auditors. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds whose shares are offered to insurance company separate accounts, in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five-and ten-year periods. If a one-, five-and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Trustees.

In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.

The Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund also may refer in advertising and promotional materials to their respective yields, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

                             ---------------------

                               Prospectus Page 48

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


From time to time the Money Market Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Statement of Additional Information describes the methods used to calculate the Money Market Fund's yield and effective yield.

In addition to "yield" and "effective yield," advertisements or promotional materials also may include other performance data of the Money Market Fund which may consist of (1) the actual return or total income (including realized net short-term capital gain, if any) generated by a hypothetical investment in the Fund year-by-year since the commencement of the Fund's operations, (2) the compounded return or total income generated by a hypothetical investment in the Fund year by year for the same period, assuming reinvestment of all dividends and any other distributions, and (3) the cumulative return (or overall change in account value) of a hypothetical investment in the Fund year by year over the same period, also assuming reinvestment of all dividends and any other distributions.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Yield and performance information of any Fund will not be compared with such information for funds that offer their shares directly to the public, because Fund data do not reflect charges imposed by a Participating Insurance Company on the VA Contracts. The effective yield and total return for a Fund should be distinguished from the rate of return of a corresponding division of a separate account of such Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. VA Contract holders should consult their Participating Insurance Company's VA Contract prospectus for further information. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies.

Calculations of a Fund's yield or performance information may reflect any undertaking that may be in effect. See "Management" and "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Reporting and general transfer agent functions for the Funds and servicing of the Separate Accounts are performed by GT Global Investor Services, Inc., an affiliate of LGT Asset Management and a subsidiary of Liechtenstein Global Trust. GT Global Investor Services, Inc. maintains its offices at 50 California Street, San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Companies. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management and GT Global, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Companies' and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Companies and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

                             ---------------------

                               Prospectus Page 49

                -----------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             ---------------------

                               Prospectus Page 50

    THE COVER IMAGE IS REGISTERED WITH THE U.S. PATENT AND TRADEMARK OFFICE.
     UNAUTHORIZED USE WITHOUT EXPRESS WRITTEN PERMISSION FROM GT GLOBAL IS
                                  PROHIBITED.

               -------------------------------------------------


                               GT GLOBAL VARIABLE


                                INVESTMENT FUNDS


                      GT GLOBAL VARIABLE NEW PACIFIC FUND


                         GT GLOBAL VARIABLE EUROPE FUND


                     GT GLOBAL VARIABLE LATIN AMERICA FUND


                        GT GLOBAL VARIABLE AMERICA FUND


                     GT GLOBAL VARIABLE INTERNATIONAL FUND


                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND


                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND


                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND


                    GT GLOBAL VARIABLE EMERGING MARKETS FUND


                    GT GLOBAL VARIABLE GROWTH & INCOME FUND


                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND


                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND


                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND


                          GT GLOBAL MONEY MARKET FUND

                        50 CALIFORNIA STREET, 27TH FLOOR
                        SAN FRANCISCO, CALIFORNIA 94111
                                 (415) 392-6181
                           TOLL FREE: (800) 824-1580


STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 2, 1995, AS REVISED JANUARY 2,
                                      1996

--------------------------------------------------------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE GT GLOBAL VARIABLE INVESTMENT FUNDS (INDIVIDUALLY A "FUND," COLLECTIVELY, THE "FUNDS"). EACH FUND IS ORGANIZED AS A SEPARATE SERIES OF EITHER G.T. GLOBAL VARIABLE INVESTMENT SERIES OR G.T. GLOBAL VARIABLE INVESTMENT TRUST (INDIVIDUALLY, THE "COMPANY", COLLECTIVELY, THE "COMPANIES"). THIS STATEMENT OF ADDITIONAL INFORMATION CONCERNING THE FUNDS, WHICH IS NOT A PROSPECTUS, SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUS DATED OCTOBER 2, 1995, AS REVISED JANUARY 2, 1996, A COPY OF WHICH IS AVAILABLE WITHOUT CHARGE BY WRITING TO THE ABOVE ADDRESS OR BY CALLING THE FUNDS AT THE TOLL-FREE PHONE NUMBER PRINTED ABOVE. SHARES OF EACH FUND ARE OFFERED ONLY TO SEPARATE ACCOUNTS THAT FUND VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") OFFERED BY CERTAIN LIFE INSURANCE COMPANIES ("PARTICIPATING INSURANCE COMPANIES").



LGT ASSET MANAGEMENT, INC. ("LGT ASSET MANAGEMENT") SERVES AS THE FUNDS' INVESTMENT MANAGER AND ADMINISTRATOR. THE FUNDS' TRANSFER AGENT IS GT GLOBAL INVESTOR SERVICES, INC. ("GT SERVICES" OR "TRANSFER AGENT").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                        PAGE NO.
Investment Objectives and Policies....................................................       2
Options, Futures and Currency Strategies..............................................      16
Risk Factors..........................................................................      27
Investment Limitations................................................................      31
Execution of Portfolio Transactions...................................................      43
Trustees and Executive Officers.......................................................      46
Management............................................................................      48
Valuation of Shares...................................................................      49
Information Relating to Sales and Redemptions ........................................      51
Taxes.................................................................................      52
Additional Information................................................................      54
Investment Results....................................................................      55
Description of Debt Ratings...........................................................      73
Appendix..............................................................................      77
Financial Statements..................................................................      81

                          [LGT ASSET MANAGEMENT LOGO]

              ----------------------------------------------------

                   Statement of Additional Information Page 1

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

Each Fund has its own investment objective(s) and investment policies. The objective(s) and policies of each Fund determine the types of securities in which that Fund may invest.


The investment objective of each of the following Global Growth Funds, as defined in the Prospectus, is long-term growth of capital:
GT GLOBAL VARIABLE NEW PACIFIC FUND
("New Pacific Fund"), GT GLOBAL VARIABLE INTERNATIONAL FUND ("International Fund"), GT GLOBAL VARIABLE EUROPE FUND ("Europe Fund") and GT GLOBAL VARIABLE AMERICA FUND ("America Fund"). GT GLOBAL VARIABLE LATIN AMERICA FUND ("Latin America Fund") seeks capital appreciation. The investment objective of each of GT GLOBAL VARIABLE EMERGING MARKETS FUND ("Emerging Markets Fund") and GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND ("Telecommunications Fund") is long-term growth of capital. The investment objective of each of GT GLOBAL VARIABLE INFRASTRUCTURE FUND ("Infrastructure Fund") and GT GLOBAL VARIABLE NATURAL RESOURCES FUND ("Natural Resources Fund") is long-term capital growth. The investment objectives of GT GLOBAL VARIABLE GROWTH & INCOME FUND ("Growth & Income Fund") are long-term capital appreciation together with current income. GT GLOBAL VARIABLE STRATEGIC INCOME FUND ("Strategic Income Fund") seeks high current income as its primary investment objective. The Strategic Income Fund's secondary investment objective is capital appreciation. GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND ("Global Government Income Fund") primarily seeks high current income. The Global Government Income Fund's secondary investment objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure. The investment objective of GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND ("U.S. Government Income Fund") is a high level of current income, consistent with the preservation of capital. The investment objective of GT GLOBAL MONEY MARKET FUND ("Money Market Fund") is maximum current income consistent with liquidity and conservation of capital.



Each Fund seeks to achieve its investment objective(s) through a distinct set of investment policies. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies for investment by each Fund, LGT Asset Management ordinarily looks for one or more of the following characteristics: above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion invested in equity securities of issuers domiciled in a Fund's area of investment focus below the applicable percentage of the Fund's assets and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of each Fund's assets normally will be held in U.S. dollars or short-term interest-bearing U.S. dollar-denominated securities to provide for ongoing expenses and redemptions.


              ----------------------------------------------------

                   Statement of Additional Information Page 2

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



At this time, LGT Asset Management is not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


Each GLOBAL GROWTH FUND under normal circumstances invests at least 65% of its total assets in equity securities of issuers domiciled in that Fund's "Primary Investment Area."


For investment purposes, an issuer typically is considered as domiciled in a particular country if it is incorporated under the laws of that country, and either (i) at least 50% of the value of its assets are located in that country; or (ii) it normally derives at least 50% of its income from operations or sales in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be domiciled in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


Each Global Growth Fund may also invest up to 35% of its assets in (1) the equity securities of issuers domiciled outside of its Primary Investment Area, including, (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world which have operations in the Primary Investment Area or which stands to benefit from political and economic events in the Primary Investment Area; and (2) convertible bonds and debt securities.

SPECIAL RISKS


Special Considerations Affecting Europe. Currently, the Europe Fund includes European countries in its Primary Investment Area. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas, limitations on the employment of non-citizens and other trade barriers that existed with respect to one another, over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time the exact effect these Common Market reforms will have on business in the Common Market, it is impossible to predict the impact of the implementation of this program on the securities owned by the Europe Fund.


Special Considerations Affecting Japan and Hong Kong. The concentration of investments by a Fund in Japan means that the Fund may be more volatile than a Fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although, recently China has moved progressively towards free enterprise, and has established stock exchanges of its own.

Special Considerations Affecting Emerging Markets. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian

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markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets.

Most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The INFRASTRUCTURE FUND normally invests at least 65% of its total assets in securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.


In analyzing companies for investment by the Infrastructure Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



The NATURAL RESOURCES FUND normally invests at least 65% of its total assets in securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. In analyzing the natural resource industry, LGT Asset Management has identified four areas that it expects will create investment opportunities:
(i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



The TELECOMMUNICATIONS FUND normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such stocks, issued by companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. In analyzing the telecommunications industry, LGT Asset Management has identified four areas that it expects will create investment opportunities and lead to growth in the sector: (a) the deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (b) the privatization of state-owned telecommunications businesses; (c) the development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (d) emerging technologies, that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



LGT Asset Management believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's holdings. Older technologies, such as photography and print also may be represented.


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The Telecommunications Fund and LGT Asset Management believe that a global portfolio of telecommunications investments may be less subject to market risk (the risk attendant to investing in a particular market) and price fluctuation, than a portfolio invested solely in U.S. telecommunications securities. Under the Telecommunications Fund's policies, LGT Asset Management may shift the country allocations of the investments as market conditions in individual countries change. Moreover, the number of different investment opportunities from which the Telecommunications Fund may choose is significantly broader than that of a fund investing solely in U.S. telecommunications securities.


The LATIN AMERICA FUND normally invests at least 65% of its total assets in securities of a broad range of Latin American issuers. Under normal market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil, and Argentina. Although the Latin America Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the sale of its shares.

It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Latin America Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Latin America Fund intends to acquire Sovereign Debt to hold and trade in appropriate circumstances, as well as to use to participate in Latin American debt conversion programs. See "Risk Factors" in the Funds' Prospectus and "Risk Factors" below. LGT Asset Management will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Latin America Fund's assets in such programs.


As described in the Prospectus, several Latin American countries have issued so-called "Brady Bonds." In Venezuela, bearer bonds known as Frontloaded Interest Reduction Bonds, Debt Conversion Bonds and New Money Bonds have been issued. Each of the foregoing types of bonds provides for a dollar-for-dollar exchange of loans for bonds. At present, Frontloaded Interest Reduction Bonds have a 12-year average life and pay below market rates for the first six years. Debt Conversion Bonds also have a 12-year average life, pay interest at the London InterBank Offer Rate ("LIBOR") plus 13/16% and, for every $1.00 in face amount, enable the holder to purchase, at par, $0.20 face amount, which have an average life of 11 years and pay interest at LIBOR plus 7/8% or 1%.

Political and Economic Risks. Even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Latin America Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Latin America Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Latin America Fund could lose a substantial portion of its investments in such countries. The Latin America Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

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Further, there is a risk that an emergency situation may arise in one or more
Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended ("1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency, as determined by the Securities and Exchange Commission ("SEC"), exists. Accordingly, if the Latin America Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency, within the meaning of Section 22(e) of the 1940 Act, is present. During the period commencing from the Latin America Fund's identification of such conditions until the date of SEC action, the securities held by the Fund in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Trustees.

The Latin America Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Latin America Fund's assets denominated in those currencies. Such changes will also affect the Latin America Fund's income.

In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries.

Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the securities held by the Latin America Fund are denominated may have a detrimental impact on the Fund.

Illiquid Securities. On December 31, 1994, the market capitalizations of listed equity securities on the major exchanges in Argentina, Brazil (Sao Paulo only for market capitalization), Chile, and Mexico were US$24.2 billion, $94.8 billion, $38.8 billion, and $108.4 billion, respectively. By comparison, at December 31, 1994, the market capitalization of the New York Stock Exchange ("NYSE") alone was US$4.4 trillion. A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Latin America Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Latin America Fund's ability to acquire or dispose of securities at the price and time it wishes. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile, and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

Accordingly, at any one time more than 15% of the Latin America Fund's net assets may consist of illiquid securities, either because of adverse events which occur following the purchase of the securities which cause them to become illiquid, or because liquid securities are sold to meet cash needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts. The Latin America Fund, however, will make every effort to hold illiquid securities that reflect no more than 15% of the Fund's net assets.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. The stock markets in Brazil declined sharply in mid 1989, and closed briefly, following a large settlement failure. Another significant decline occurred in the first quarter of 1990. In 1987, the Mexican stock exchange experienced a severe correction, its index declining over 70 percent. In June, 1992, the Mexican stock exchange experienced a decline of approximately 14% of its index. This market volatility may result in greater volatility in the Latin America Fund's net asset value than would be the case for funds investing in domestic securities. If the Latin America Fund were to experience unexpected cash requirements, whether through the unexpected net redemption of Fund shares or otherwise, it could be forced to

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


sell securities without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Latin America Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Latin America Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

As of 1994, the relevant foreign investment restrictions in each of the four principal economies of Latin America, which are susceptible to significant and immediate changes, can be summarized as follows:

ARGENTINA. Previous restrictions on foreign investment have been abolished and prior approval of such investment is no longer required (except where required in specific statutes governing certain activities) ensuring equal treatment of national and foreign capital applied to economic activities. At present, foreign capital can move freely in and out of Argentina and no foreign exchange restrictions are applied to dividend or capital gains remittance.

BRAZIL. Under regulations adopted by the government of Brazil, the Latin America Fund is able to purchase Brazilian securities without regard to any diversification or repatriation restrictions. However, the regulations require that the Latin America Fund's investments be limited to securities issued by publicly-held corporations acquired on the Brazilian stock exchanges or on over-the-counter markets organized by the Commissao de Valores Mobiliarios ("CVM") or units of certain Financial Investment Funds. The Latin America Fund's authority to invest in Brazil pursuant to this regulation remains subject to approval by the CVM. In addition, the Latin America Fund is required to appoint a Brazilian administrator to perform certain functions with respect to its holdings of Brazilian securities.


CHILE. Direct investment by foreign investors in Chile is subject to certain Chilean investment restrictions, including a requirement that invested capital must remain in Chile for a minimum of one year. The remittance of dividends and capital gains can be effected without material restrictions on timing and amount. Indirect investments, however, may be made through already established investment funds and such investments will not be subject to the restriction regarding residency of capital, although they will be subject to the limitations, described below, regarding investments by the Latin America Fund in the securities of other investment companies. In addition to investing indirectly in the Chilean market, the Latin America Fund may establish its own foreign investment fund in Chile for which a Chilean administrator will be required. The Latin America Fund may also gain access to investment in Chile via American Depositary Receipts ("ADRs") currently traded in the U.S. on the New York Stock Exchange. Several Chilean companies plan ADR listings in the U.S. in 1994. LGT Asset Management believes these events significantly broaden the Latin America Fund's ability to gain access to the Chilean market.


MEXICO. Generally, foreigners may directly acquire shares of Mexican companies up to a limit of 49 percent of the share capital of the issuer without prior approval. Foreigners may acquire shares in the share capital of certain Mexican listed companies usually reserved to Mexican nationals, and may acquire in excess of the 49 percent limit referred to above, through trust arrangements with Nacional Financiera, S.N.C. ("Nafin"), the Mexican government development finance bank. Under this arrangement Nafin will acquire the securities that the Fund purchases and then issue Ordinary Certificates of Participation ("CEPOS"). As a holder of the CEPOS, the Latin America Fund would have all rights of the shares acquired, but it would not have voting rights. There are no restrictions on the movement of capital in and out of Mexico. Dividends and capital gains can

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


also be freely remitted, subject to any withholding tax.


VENEZUELA. LGT Asset Management believes that the Latin America Fund may invest a greater percentage of its assets than previously in Venezuela if political and economic conditions change materially. The following are relevant foreign investment restrictions relating to Venezuela.


In order to stabilize the country's financial system, the government suspended foreign exchange trading on July 6, 1994. The market was "officially" opened July 11, however, the Bolivar did not begin trading until January 10, 1995 at a level of 212 and 220 (the level held since December 1994).

The Venezuelan Exchange Administration Board issued Resolution No. 41 regarding foreign investment registration and repatriation for capital dividends and interest. The Resolution provides that all investment should be registered with the Superintendency of Foreign Investment (SEIX) and the Technical Administration Exchange Office (OTAC). Article 2 of the Resolution states that "investments" is defined as those transactions executed through the local stock exchange (this prohibits OTC transaction proceeds from being eligible for repatriation).

Resolution No. 41 also required re-filing by funds previously approved. The Fund has complied with the regulations and has obtained approval by the Regulatory Commission. This avoids jeopardizing the assets held by the Fund.

In November 1994 the government passed a Resolution allowing foreign investors to repatriate without restrictions under the new controlled exchange system. It is now possible to repatriate any capital or income provided that the OTAC has proof that the investor has obtained a tax identification code and complied with all tax return filing requirements.

The EMERGING MARKETS FUND seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Emerging Markets Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Emerging Markets Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Emerging Markets Fund's current Prospectus; and (iv) cash and money market instruments.


In determining what countries constitute emerging markets, LGT Asset Management will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


Although the Emerging Markets Fund values its assets daily in terms of U.S. dollars, the Emerging Markets Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Emerging Markets Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Emerging Markets Fund at one rate, while offering a lesser rate of exchange should the Emerging Markets Fund desire to sell that currency to the dealer.

The Emerging Markets Fund may be prohibited under the 1940 Act from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Emerging Markets Fund's ability to hold securities issued by banks. The SEC has proposed a rule which, if adopted, may permit the Emerging Markets Fund to invest in certain of these securities subject to certain restrictions. The Emerging Markets Fund has obtained an exemption from the SEC to permit the Emerging Markets Fund to invest in a

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


manner that is consistent with the SEC's proposed rule.

The GROWTH & INCOME FUND seeks its investment objectives by assembling a global portfolio of both equity securities and debt obligations allocated among diverse international markets.


For investment purposes, an issuer is typically considered as located in a particular country if it is incorporated under the laws of that country, at least 50% of the value of its assets are located in that country, and it normally derives at least 50% of its income from operations or sales in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect the Growth and Income Fund's ability to invest. For example, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. LGT Asset Management is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Growth & Income Fund as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by the Growth & Income Fund. It should be noted, however, that this situation could change at any time. The Growth & Income Fund has no present intention of making any significant investment in any country or stock market where the political or economic situation might be considered by LGT Asset Management to be at risk of substantial or total loss because of such political or economic situation.



LGT Asset Management attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In evaluating possible equity investments, LGT Asset Management attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that LGT Asset Management believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which are improving. LGT Asset Management will avoid equity securities that appear overly speculative or risky, even if they have otherwise attractive features or investment potential.



In evaluating debt securities considered for investment by the Growth & Income Fund, LGT Asset Management analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. LGT Asset Management may increase the average maturity of the portion of the Fund's holdings invested in debt obligations when it expects interest rates to decline, and may decrease such maturity when it expects interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Growth & Income Fund for investment or on the average weighted maturity of the debt portion of the Fund's holdings.



Should the rating of any debt security be revised while such security is owned by the Growth & Income Fund, LGT Asset Management will evaluate what action, if any, is appropriate with respect to such security. See "Description of Debt Ratings."



LGT Asset Management generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar


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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


value of the security will decrease. However, the Growth & Income Fund may seek to protect itself against such negative currency movements through the use of hedging techniques.


According to LGT Asset Management, as of December 31, 1994, 63% of the total equity market capitalization worldwide was represented by non-U.S. equity securities, and more than 63% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, LGT Asset Management believes that the Growth & Income Fund's policy of investing in equity and debt securities of issuers throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in U.S. equity and debt securities.


The STRATEGIC INCOME FUND seeks to achieve its investment objectives by investing in U.S. and foreign debt securities.


The Strategic Income Fund may invest up to 50% of its assets in debt securities in emerging markets. The Strategic Income Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, and the United States. In determining what countries constitute emerging markets LGT Asset Management will consider, among other things, data analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


A company in an emerging market means: (i) a company the principal securities trading market for which is an emerging market, as defined above; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenues from either goods produced, sales made or services performed in emerging markets; or (iii) a company organized under the laws of, and with a principal office in, an emerging market.


In determining the appropriate distribution of investments among various countries and geographic regions for the Strategic Income Fund, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Strategic Income Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 13 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic construction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits and bankers' acceptances), subject to the restriction that the Strategic Income Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to all of the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The GLOBAL GOVERNMENT INCOME FUND seeks to achieve its investment objectives by investing primarily in high quality debt securities issued or guaranteed by the U.S. and foreign governments (including foreign states, provinces or municipalities), their agencies and instrumentalities.

The Global Government Income Fund invests primarily in debt obligations allocated among diverse international markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Global Government Income Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of U.S. investments. The Global Government Income Fund will not invest in a foreign currency or in securities

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



denominated in a foreign currency if such currency is not at the time of investment considered by LGT Asset Management to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction. The Global Government Income Fund may purchase securities that are issued by the government or a company or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).


The Global Government Income Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 13 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to provide economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits and bankers' acceptances), subject to the restriction that the Global Government Income Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The U.S. GOVERNMENT INCOME FUND seeks to achieve its investment objective by investing primarily in U.S. government and U.S. government agency securities. The U.S. Government Income Fund may also invest in mortgage-related securities, including collateralized mortgage obligations ("CMOs"), fixed-rate mortgage obligations and adjustable rate mortgage obligations ("ARMs").

ARMs are pass-through mortgage securities which are collateralized by mortgages with adjustable rather than fixed interest rates. The ARMs in which the U.S. Government Income Fund invests are issued primarily by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). The underlying mortgages collateralizing ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Veterans Administration. The underlying mortgages which collateralize ARMs issued by FNMA or FHLMC are typically conventional residential mortgages conforming to minimum standards prescribed by the U.S. government agency.

The U.S. Government Income Fund may also invest in CMOs, which are generally issued by government agencies. All CMOs purchased by the U.S. Government Income Fund either will be issued by a U.S. government agency or will be rated in the highest category by a nationally recognized statistical rating organization. The U.S. Government Income Fund may purchase CMOs that are:

   (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

   (2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

   (3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

Resets. The interest rates on the mortgages underlying the ARMs and CMOs in which the U.S. Government Income Fund may invest generally are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates ("CMT"); the three-month Treasury bill rate; the 180-day Treasury bill rate; the Eleventh District Federal Home Loan Bank Cost-of-Funds Index ("EDCOFI"); the Median National Cost-of-Funds Index; the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"); or an established index based on prime lending rates or certificate of deposit rates. Some indices, such as the one-year CMT rate, closely mirror changes in market interest

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


rate levels. Others, such as the EDCOFI, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The net asset value of the U.S. Government Income Fund's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates.

Caps and Floors. The underlying mortgages which collateralize the ARMs and CMOs in which the U.S. Government Income Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower with some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan.

The MONEY MARKET FUND seeks to obtain its investment objective by investing in high quality, U.S. dollar-denominated money market instruments.


The Money Market Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Money Market Fund invests in such variable and floating rate securities, it is LGT Asset Management's view that the Money Market Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. LGT Asset Management further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.


The Money Market Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others.

Although the Money Market Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and be of high quality. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Money Market Fund's ability to invest in these instruments may provide it with the potential to produce greater income, and therefore a higher yield for the Fund, than money market funds investing solely in instruments of domestic issuers, the Money Market Fund presents greater risk than such other funds.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by a Fund currently may be made only by acquiring shares of other investment companies with local government approval to invest in those countries. The Funds (except for the Money Market
Fund) may invest in the securities of investment companies within the limits of the 1940 Act. These limitations currently provide that, in general, each Fund may not purchase shares of another investment company if (a) such a purchase would cause a Fund to own more than 3 percent of the total outstanding voting stock of the investment company, or (b) such a purchase would cause a Fund to have more than 5 percent of its assets invested in the investment company or more than 10 percent of its assets invested in an aggregate of all such investment companies. Investment through investment companies also may involve the payment of substantial premiums

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



above the value of the securities held by such companies. The Funds do not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums or sales charges. The yield of such securities will be reduced by the operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets.


DEPOSITORY RECEIPTS

Each Fund, except for the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Funds' respective investment policies, the Funds' investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

SAMURAI AND YANKEE BONDS

Subject to their respective fundamental investment limitations, the New Pacific Fund, the International Fund, the Strategic Income Fund, and the Global Government Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the America Fund, the Strategic Income Fund and the Global Government Income Fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Funds, except for the Money Market Fund, in connection with other securities or separately, and may provide the Funds with the right to purchase at a later date other securities of the issuer. The Pacific Fund, the International Fund, and the Europe Fund will not purchase warrants in excess of 10% of their respective net assets taken at cost or at market value, whichever is lower. The other Funds will not purchase warrants or rights, valued at the lower of cost or market, in excess of 5% of the value of their respective net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American Stock Exchange or New York Stock Exchange ("NYSE"). Warrants or rights acquired by a Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Funds and may be changed by a Fund's Board of Trustees without shareholder approval.

LENDING OF SECURITIES


For the purpose of realizing additional income, each Fund, except the Money Market Fund, may make secured loans of securities held by that Fund which amount to not more than 30% of its total assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment policies and by regulatory agencies and approved by that Fund's Board of Trustees. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. All Funds will not have the right to vote equity securities while they are being lent, but each will call in a loan in anticipation of any important vote. The risks in lending securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

For the purposes of the Funds' respective investment policies regarding bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of such Fund. For purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund assets may be subject to repurchase agreements at any given time. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result more than 15% (10% for the Money Market Fund) of the value of their net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

Each Fund's (other than the Money Market Fund) borrowings will not exceed
33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowing. If market fluctuations in the value of a Fund's securities holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to provide cash to meet redemptions of Fund shares. Any borrowing by a Fund may cause greater fluctuation in its net asset value than would be the case if the Fund did not borrow.

Each Fund (except the Money Market Fund and the Strategic Income Fund) currently is prohibited from borrowing money in order to purchase securities. In the event that a Fund is permitted to employ leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

Excluding the Money Market Fund, each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund had sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Funds (except for the Latin America Fund and the Money Market Fund) also may engage in "roll" borrowing transactions, which involve the sale of GNMA certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers (but no segregation is required for reverse repurchase agreements with banks).

The Strategic Income Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Strategic Income Fund would forego principal and interest paid on such securities. The Strategic Income Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


SHORT SALES

The Funds (except for the Money Market Fund, the New Pacific Fund, the International Fund, the Europe Fund and the America Fund) are authorized to make short sales of securities, although they have no current intention of doing so. However, the Strategic Income Fund, the Global Government Income Fund, the Growth & Income Fund and the U.S. Government Income Fund may only make short sales "against the box."

A short sale is a transaction in which a Fund sells a security in anticipation that the market price of that security will decline. A Fund may make short sales
(i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain investment flexibility. When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, U.S. government securities or other highly liquid securities similar to those borrowed) deposited with the intermediary. The Fund also will be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security, regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of their respective total assets, or their respective aggregate short sales of the securities of any one issuer exceed the lesser of 2% of net assets or 2% of the securities of any class of the issuer. Moreover, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund may engage in short sales only with respect to securities listed on a national securities exchange.


The Funds might make a short sale "against the box" in order to hedge against market risks when LGT Asset Management believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security, or when LGT Asset Management wants to sell the security a Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies, such as the Funds, under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the respective Funds will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES
--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES
AND CURRENCY STRATEGIES

The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


(1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) These strategies might result in the loss of principal under certain conditions. The Fund might need to defer closing out certain options, futures contracts, options on futures contracts and Forward Contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended. See "Taxes."

WRITING CALL OPTIONS

All Funds, other than the Money Market Fund, may write (sell) call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



indices. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective(s). When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. A Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's investment limitations that limit the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

A Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering the security or currency currently held by it. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

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WRITING PUT OPTIONS

The Funds, other than the Money Market Fund, may write put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS

Each Fund, other than the Money Market Fund, may purchase put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.


A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise realizable when the security or currency eventually is sold.


A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

Each Fund, other than the Money Market Fund, may purchase call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The Securities and Exchange Commission (the "SEC") staff considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The


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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

The Funds, except for the Money Market Fund, may enter into interest rate or currency futures contracts, and the Funds, except for the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may enter into stock index futures contracts ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or declines in currency exchange rates or stock prices and purchases of futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times during which the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the Fund's securities or currencies being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON
CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by each Fund's Board

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of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CURRENCY CONTRACTS

A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by that Fund's Board of Trustees.

A Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on such contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second Forward Contract entitling it to sell the same amount of the same currency on the maturity date of the first Forward Contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first Forward Contract and the offsetting Forward Contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS

The Strategic Income Fund usually will enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



payment date or dates specified in the instrument, with the Fund's receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Strategic Income Fund's obligations over its entitlements with respect to each swap, will be accrued on a daily basis, and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess, will be maintained in an account by a custodian that satisfies the requirement of the 1940 Act. The Strategic Income Fund will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. LGT Asset Management and the Strategic Income Fund believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.



The Strategic Income Fund will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's or S&P or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by LGT Asset Management. If a counterparty defaults, the Strategic Income Fund may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed, and, for that reason, they are less liquid than swaps.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

Emerging Countries. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' respective investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment; convertibility of currencies into U.S. dollars and on

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

An investment in a fund that invests in the emerging markets (including the Latin America Fund, the Emerging Markets Fund, the Infrastructure Fund, the Natural Resources Fund, the Strategic Income Fund and the International Fund) is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion, or reverse the liberalization, of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Funds will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose its entire investment in such countries. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of a Fund's assets.

Sovereign Debt. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments.

In recent years, some of the Latin American countries in which the Latin America Fund and the Strategic Income Fund expect to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest on and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of emerging market governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Illiquid Securities. Each Fund, other than the Money Market Fund, may invest up to 15% of its net assets in illiquid securities. The Money Market Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the security approximately the amount at which the Fund values such securities. See "Investment

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Rule 144A under the Securities Act of 1933 ("1933 Act") establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities, and, consequently, the Funds might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, a Fund's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. LGT Asset Management monitors the liquidity of securities in the respective Funds' portfolios and periodically reports on such decisions to the Boards of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).


Religious, Political or Ethnic Instability. Certain countries in which a Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. For example, certain countries require prior governmental approval before to investments by foreign persons maybe made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund will not be registered

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS



with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


Currency Fluctuations. Because each Fund (except the Money Market Fund), under normal circumstances will invest a substantial portion, and the America Fund to a lesser extent, of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to investors in the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries, and the U.S. and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of that security or, if a Fund has entered into a contract to sell that security, could result in possible liability to the purchaser, LGT Asset Management will consider such difficulties when determining the allocation of each Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on a Fund's trading activities.


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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."


Special Considerations Affecting Europe. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom and Germany) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


Special Considerations Affecting Japan and Hong Kong. The concentration of investments by a Fund in Japan means that the Fund may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund is subject to the following fundamental investment policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% or more of the outstanding shares of the Fund represented at a shareholders' meeting at which more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

NEW PACIFIC FUND, INTERNATIONAL FUND, EUROPE FUND AND AMERICA FUND

Fundamental Investment Limitations.

No Fund may:

  (1) Invest in companies for the purpose of exercising control or management;

  (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that a Fund may invest in the securities of companies that engage in these activities;

  (4) Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

  (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

  (6) Borrow money in excess of 33 1/3% of a Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. A Fund may make deposits of margin in connection with futures and forward contracts and options thereon;


  (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);


  (9) Make loans, except that a Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;


  (10) Purchase or retain the securities of an issuer if, to the knowledge of the Fund, one or more of the Trustees or officers of that Company or LGT Asset Management individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;


  (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal or state securities laws; and

  (12) Invest more than 25% of the value of a Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

For purposes of the concentration policy of the Fund contained in limitation
(12) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of each Fund, which are not fundamental policies and may be changed by the Company's Board of Trustees without shareholder or investor approval, are that each Fund will not:

  (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

  (2) Invest more than 5% of its assets in securities of companies which, together with any predecessor, have been in operation for less than three years;

  (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets; and

              ----------------------------------------------------

                   Statement of Additional Information Page 32

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. A Fund may exchange securities, exercise conversion or subscription rights, warranties, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Funds' Prospectus.

INFRASTRUCTURE FUND, NATURAL RESOURCES FUND

Fundamental Investment Limitations.

Neither Fund may:

  (1) Buy or sell real estate (including real estate limited partnerships); however, each Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

  (2) Buy or sell commodities or commodity contracts, except that each Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

  (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (4) Make loans, except that each Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

  (5) Purchase securities on margin, provided that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

  (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Fund's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent either Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Fund may not exceed one-third of that Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

  (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Fund may invest in the securities of companies that engage in these activities.

In addition, each Fund has adopted as a fundamental investment policy a classification as a "diversified" investment company under the 1940 Act. This means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Fund's outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Fund are not fundamental policies and may be changed

              ----------------------------------------------------

                   Statement of Additional Information Page 33

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


by vote of the Company's Board of Trustees without shareholder approval. Neither Fund may:

  (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

  (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

  (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

  (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

  (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Infrastructure Fund's or Natural Resources Fund's total assets, such Fund will not make any additional investments; and

  (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

TELECOMMUNICATIONS FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, other than the telecommunications industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Buy or sell real estate (including real estate limited partnerships); however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

  (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies.

  (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of securities;

  (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities except that it may make margin deposits in connection with futures contracts;

  (7) Borrow money except from banks not in excess of 33 1/3% of the value of the Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other

              ----------------------------------------------------

                   Statement of Additional Information Page 34

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets, respectively. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Funds' Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (8) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

  (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

In addition, the Fund has adopted as a fundamental investment policy to be classified as a "diversified" investment company under the 1940 Act. This means that, with respect to 75% of the Fund's total assets, respectively, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval by the holders of a majority of the outstanding voting securities of the Fund, as defined above and in the Funds' Prospectus.

For purposes of the concentration policy contained in limitation (1) above, the Telecommunications Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund, which are not fundamental policies and may be changed by the Company's Board of Trustees without shareholder approval, are that the Fund will not:

  (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

  (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

  (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund's investment adviser or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

  (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

  (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

EMERGING MARKETS FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

  (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by

              ----------------------------------------------------

                   Statement of Additional Information Page 35

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  companies that invest in real estate or interests therein;

  (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

  (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

  (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

  (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

  (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

  (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

  (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

For purposes of concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Trustees without shareholder approval. The Fund may not:

  (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Trustees of the Fund, its investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

  (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

  (5) Borrow money, except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets and except that the Fund may purchase securities when outstanding borrowings represent no more than 5% of the Fund's assets;

  (6) Invest more than 5% of its total assets in securities of companies having, together with

              ----------------------------------------------------

                   Statement of Additional Information Page 36

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  their predecessors, a record of less than three years of continuous operation; or

  (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

LATIN AMERICA FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Buy and sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information;

  (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of securities;

  (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

  (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund, may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; and

  (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the concentration policy of the Fund contained in limitation
(1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund, which are not fundamental policies and may be changed by the Company's Board of Trustees, without shareholder or investor approval, are that the Fund will not:

  (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

  (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

              ----------------------------------------------------

                   Statement of Additional Information Page 37

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

  (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

GROWTH & INCOME FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional information and subject to investment policy (4) below;

  (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

  (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;

  (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that it may make margin deposits in connection with futures contracts subject to investment policy (4) below;

  (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings in excess of 5% of total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets.
  In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

  (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

              ----------------------------------------------------

                   Statement of Additional Information Page 38

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

The following investment policies of the Fund, which are not fundamental policies and may be changed by the Company's Board of Trustees, without shareholder or investor approval, are that the Fund will not:

  (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  (3) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

  (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

STRATEGIC INCOME FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to (13) below;

  (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (5) Make loans, except that the Fund may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of securities;

  (6) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  (7) Purchase securities on margin provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to (13) below;

  (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). The restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings fall below 300%, the Fund, as the case may be, will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and

              ----------------------------------------------------

                   Statement of Additional Information Page 39

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (9) Mortgage or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

  (10) Invest in interests in oil, gas or other mineral exploration or development programs;

  (11) Invest more than 5% of its total assets in securities of companies having, together with predecessors, a record of less than three years of continuous operation;

  (12) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

  (13) Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract), would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund, which are not fundamental policies and may be changed by action of the Company's Board of Trustees, without shareholder or investor approval, are that the Fund will not:

  (1) Invest more than 15% of its net assets in illiquid securities; or

  (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

GLOBAL GOVERNMENT INCOME FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Invest in companies for the purpose of exercising control or management;

  (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to (14) below;

  (4) Acquire securities subject to restrictions on disposition of securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

  (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;

              ----------------------------------------------------

                   Statement of Additional Information Page 40

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  (7) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to (14) below;

  (9) Borrow money, except from banks or for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

  (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

  (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

  (13) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

  (14) Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract), would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

An investment policy of the Fund which may be changed by the Company's Board of Trustees, without shareholder or investor approval, is that the Fund will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

U.S. GOVERNMENT INCOME FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

  (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to investment policy (6) below;

  (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  (4) Make loans, except that the Fund may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of securities;

  (5) Sell securities short, except to the extent that the Fund contemporaneously owns or has

              ----------------------------------------------------

                   Statement of Additional Information Page 41

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  the right to acquire at no additional cost securities identical to those sold short;

  (6) Purchase securities on margin provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to investment policy (6) below;

  (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). The restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings fall below 300%, the Fund, as the case may be, will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

  (8) Mortgage, pledge or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing; or

  (9) Invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund, which are not fundamental policies and may be changed by action of the Company's Board of Trustees, without shareholder or investor approval, are that the Fund will not:

  (1) Invest in companies for the purpose of exercising control or management;

  (2) Invest more than 15% of its net assets in illiquid securities;

  (3) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

  (4) Invest more than 5% of its total assets in securities of companies having, together with predecessors, a record of less than three years of continuous operation;

  (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

  (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

MONEY MARKET FUND

Fundamental Investment Limitations.

The Fund may not:

  (1) Purchase common stocks, preferred stocks, warrants or other equity securities;

  (2) Issue senior securities;

  (3) Pledge, mortgage or hypothecate its assets except to secure borrowings as disclosed in the Funds' Prospectus;

  (4) Sell securities short, purchase securities on margin, or engage in option transactions;

  (5) Underwrite the sale of securities of other issuers;

  (6) Purchase or sell real estate interests, commodities or commodity contracts or oil and gas investments;

  (7) Make loans, except: (i) the purchase of debt securities in accordance with the Fund's

              ----------------------------------------------------

                   Statement of Additional Information Page 42

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  objectives and policies shall not be considered making loans, and (ii) pursuant to contracts providing for the compensation of service provided by compensating balances;

  (8) Purchase the securities issued by other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

  (9) Invest more than 25% of the value of the Fund's assets in securities of issuers in any one industry, except that the Fund is permitted to invest without such limitation in U.S. government-backed obligations.

An additional investment policy of the Fund, which is not a fundamental policy and may be changed by a vote of the Company's Board of Trustees, without shareholder approval to the extent consistent with regulatory requirements provides that the Fund may not invest more than 10% of its net assets in illiquid securities.

For purposes of the Fund's concentration policy contained in limitation (9), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

ALL FUNDS

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

All of the Funds have the following investment policies, which may be changed by the Company's Board of Trustees without shareholder or investor approval:

No Fund may:

  (1) Hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements for segregated asset accounts used to fund variable annuity contracts imposed by Section 817(h) of the Code and the Treasury regulations issued thereunder; or

  (2) Except under unusual circumstances, purchase securities issued by investment companies unless they are issued by companies that follow a policy of investment primarily in the capital markets of a single foreign entity.

Policies that are designated as operating policies may be changed only upon approval by the Board of Trustees and following appropriate notice to shareholders.

Investors should refer to the Funds' Prospectus for further information with respect to the Funds' respective investment objectives, which may not be changed without shareholder approval, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by each Company's Board of Trustees, LGT Asset Management is responsible for the execution of the Funds' securities transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing securities transactions, LGT Asset Management seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of securities transactions.



Consistent with the interests of the Funds, LGT Asset Management may select brokers on the


              ----------------------------------------------------

                   Statement of Additional Information Page 43

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions.


The securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds toward payment of the Funds' expenses, such as transfer and custodian fees.



Investment decisions for each Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.



Under a policy adopted by each Company's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds, and the other GT Global Mutual Funds in selecting brokers and dealers for the execution of securities transactions. This policy does not imply a commitment to execute securities transactions through all broker/dealers that sell shares of such funds.


Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Each Company's Board of Trustees


              ----------------------------------------------------

                   Statement of Additional Information Page 44

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The aggregate brokerage commission paid by the Funds (except the International Fund and Emerging Markets Fund for the fiscal year ended December 31, 1994 and for the International Fund and Emerging Markets Fund the fiscal period July 5, 1994 (commencement of operations) through December 31, 1994 were:

                                             AGGREGATE
                                             BROKERAGE
                GT GLOBAL                   COMMISSIONS
               -----------                  -----------
Variable America Fund.....................   $  12,879
Variable Europe Fund......................      14,294
Variable New Pacific Fund.................      46,394
Variable International Fund...............       9,920
Money Market Fund.........................           0
Variable Growth & Income Fund.............      13,389
Variable Strategic Income Fund............           0
Variable Global Government Income Fund....           0
Variable U.S. Government Income Fund......           0
Variable Latin America Fund...............     113,444
Variable Emerging Markets Fund............      33,112

SECURITIES TRADING AND TURNOVER


The Funds engage in securities trading when LGT Asset Management has concluded that the sale of a security owned by a Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with a Fund's investment objective(s), a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held, except when doing so could violate the Short-Short Limitation described below in "Taxes -- General."


No Fund will consider portfolio turnover to be a limiting factor in the purchase or sale of portfolio securities. A 100% turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) was equal to 100% of the average monthly value of the securities (excluding short-term investments) held by that Fund during such year. Higher turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly.

The portfolio turnover rates for the Funds (except the Telecommunications Fund) for the fiscal period February 10, 1993 (commencement of operations) to December 31, 1993, such turnover rate for the Telecommunications Fund for the period October 18, 1993 (commencement of operations) through December 31, 1993, the portfolio turnover rates for the Funds (except the International Fund and the Emerging Markets Fund) for the fiscal year ended December 31, 1994, and such turnover rates for the International Fund and the Emerging Markets Fund for the fiscal period July 5, 1994

              ----------------------------------------------------

                   Statement of Additional Information Page 45

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


(commencement of operations) through December 31, 1994, were as follows:

                                  FEBRUARY 10, 1993       OCTOBER 18, 1993                              JULY 5, 1994
                                    (COMMENCEMENT           (COMMENCEMENT                               (COMMENCEMENT
                                   OF OPERATIONS)          OF OPERATIONS)          YEAR ENDED          OF OPERATIONS)
      GT GLOBAL VARIABLE        TO DECEMBER 31, 1993    TO DECEMBER 31, 1993    DECEMBER 31, 1994   TO DECEMBER 31, 1994
------------------------------- ---------------------   ---------------------   -----------------   ---------------------
America Fund...................           831%                    N/A                   139%                  N/A
Europe Fund....................            27%                    N/A                    61%                  N/A
New Pacific Fund...............            15%                    N/A                    30%                  N/A
International Fund.............           N/A                     N/A                   N/A                    17%
Money Market Fund..............           N/A                     N/A                   N/A                   N/A
Growth and Income Fund.........            17%                    N/A                    53%                  N/A
Strategic Income Fund..........           245%                    N/A                   313%                  N/A
Global Government Income
  Fund.........................           298%                    N/A                   350%                  N/A
U.S. Government Income Fund....            81%                    N/A                    34%                  N/A
Latin America Fund.............            78%                    N/A                   185%                  N/A
Telecommunications Fund........           N/A                      20%                   81%                  N/A
Emerging Markets Fund..........           N/A                     N/A                   N/A                   117%

--------------------------------------------------------------------------------

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Trustees and Executive Officers of each Company are listed below:


NAME, POSITION(S) WITH EACH COMPANY
                AND                    PRINCIPAL OCCUPATIONS AND BUSINESS EXPERIENCE FOR PAST 5
       THE FUNDS AND ADDRESS                                     YEARS
-----------------------------------   -----------------------------------------------------------
David A. Minella, 42*                 Director of Liechtenstein Global Trust (holding company of
  Trustee, Chairman of the Board      the various international LGT companies) since 1990;
  and President                       Director and President of GT Global, Inc. ("GT Global")
  50 California Street                since 1987; and Director and President of GT Global
  San Francisco, CA 94111             Investor Services, Inc. ("GT Services") since 1990. Mr.
                                      Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                 Chairman, Anderson Capital Management, Inc. from 1988 to
  Trustee                             present; Chairman, Plantagenet Holdings, Ltd. from 1991 to
  220 Sansome Street                  present; Director, Munsingwear, Inc.; Director, American
  Suite 400                           Heritage Group Inc.; and Director, various other companies.
  San Francisco, CA 94104             Mr. Anderson also is a director or trustee of each of the
                                      other investment companies registered under the 1940 Act
                                      that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                   A Partner of Baker & McKenzie (a law firm), and serves as
  Trustee                             Director and Chairman of C.D. Stimson Company (a private
  2 Embarcadero Center                investment company); Trustee, Seattle Art Museum. Mr.
  Suite 2400                          Bayley also is a director or trustee of each of the other
  San Francisco, CA 94111             investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

Arthur C. Patterson, 51               Managing Partner of Accel Partner (a venture capital firm),
  Trustee                             Mr. Patterson also serves as a director of various
  One Embarcadero Center              computing and software companies. Mr. Patterson also is a
  Suite 202                           director or trustee of each of the other investment
  San Francisco, CA 94111             companies registered under the 1940 Act that is managed or administered by LGT Asset Management.


              ----------------------------------------------------

                   Statement of Additional Information Page 46

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



NAME, POSITION(S) WITH EACH COMPANY
                AND                    PRINCIPAL OCCUPATIONS AND BUSINESS EXPERIENCE FOR PAST 5
       THE FUNDS AND ADDRESS                                     YEARS
-----------------------------------   -----------------------------------------------------------
Ruth H. Quigley, 60                   Private investor. From 1984 to 1986, Miss Quigley was
  Trustee                             President of Quigley Friedlander & Co., Inc. (a financial
  1055 California Street              advisory services firm). Miss Quigley also is a director or
  San Francisco, CA 94108             trustee of each of the other investment companies
                                      registered under the 1940 Act that is managed or
                                      administered by LGT Asset Management.

F. Christian Wignall, 39              Senior Vice President, Chief Investment Officer and a
  Vice President and Chief            Director of LGT Asset Management since 1987, and Chairman
  Investment Officer                  of the Investment Policy Committee of the affiliated
  50 California Street                international LGT companies since 1990. Prior to joining
  San Francisco, CA 94111             LGT Asset Management, Mr. Wignall was Managing Director of
                                      LGT Investment Trust Management Ltd.

Gary Kreps, 40                        Vice President and Chief Investment Officer -- Global Fixed
  Vice President and Chief            Income of LGT Asset Management since 1992. Prior to joining
  Investment Officer -- Global        LGT Asset Management, Mr. Kreps was Senior Vice President
  Fixed Income                        of the Putnam Companies.
  50 California Street
  San Francisco, CA 94111

James R. Tufts, 37                    Vice President -- Finance of LGT Asset Management and GT
  Vice President and Principal        Global since 1987; Vice President -- Finance of GT Services
  Financial Officer                   since 1990; and a Director of LGT Asset Management, GT
  50 California Street                Global and GT Services since 1991.
  San Francisco, CA 94111

Kenneth W. Chancey, 49                Vice President of LGT Asset Management and GT Global since
  Vice President and Principal        1992. From 1989 to 1992, Mr. Chancey was Vice President of
  Accounting Officer                  Putnam Fiduciary Trust Company.
  50 California Street
  San Francisco, CA 94111

Helge K. Lee, 48                      Senior Vice President, General Counsel and Secretary of LGT
  Vice President and Secretary        Asset Management, GT Global and GT Services since May,
  50 California Street                1994. Mr. Lee was the Senior Vice President, General
  San Francisco, CA 94111             Counsel and Secretary of Strong/Corneliuson Management,
                                      Inc. and Secretary of each of the Strong Funds from
                                      October, 1991 through May, 1994. For more than five years
                                      prior to October, 1991, he was a shareholder in the law
                                      firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.

Peter R. Guarino, 36                  Assistant General Counsel of LGT Asset Management, GT
  Assistant Secretary                 Global and GT Services since 1991. From 1989 to 1991, Mr.
  50 California Street                Guarino was an attorney at The Dreyfus Corporation. Prior
  San Francisco, CA 94111             thereto, he was associated with Colonial Management
                                      Associates, Inc.

David J. Thelander, 39                Assistant General Counsel of LGT Asset Management since
  Assistant Secretary                 January 1995. From 1993 to 1994, Mr. Thelander was an
  50 California Street                associate at Kirkpatrick & Lockhart LLP (a law firm). Prior
  San Francisco, CA 94111             thereto, he was an attorney with the U.S. Securities and
                                      Exchange Commission.


---------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the G.T. companies.


The Board of Trustees of each Company has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of each Company is also a Director and Officer of G.T. Investment Funds, Inc., G.T. Investment Portfolios, Inc. and GT Global Developing Markets Fund, Inc. and a Trustee and Officer of G.T. Global Growth Series, GT Greater Europe Fund, Global High Income Portfolio, and Global


              ----------------------------------------------------

                   Statement of Additional Information Page 47

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 9 registered investment companies and 38 series funds managed or administered by LGT Asset Management.



Each Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1994, the Companies paid aggregate Trustees' fees and expenses of $24,374. Such amount was divided equally among the four Trustees who are not directors, officers or employees of LGT Asset Management or any affiliated company. Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company, each received total compensation of $86,260.80, $91,278.72, $74,492.00 and $78,665.19, respectively, from the 38
G.T. Funds for which he or she serves as a Director or Trustee for the calendar year ended December 31, 1994. Fees and expenses disbursed to the Trustees contained no accrued or payable pension, or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group do not own beneficially or of record any of the outstanding shares of any Fund.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND
ADMINISTRATION SERVICES


LGT Asset Management serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract (individually, a "Management Contract;" collectively, the "Management Contracts") between that Fund and LGT Asset Management. As investment manager, LGT Asset Management makes all investment decisions for each Fund and administers each Fund's affairs. LGT Asset Management also serves as the Company's administrator under an Administration Contract ("Administration Contract") between each Company and LGT Asset Management. As administrator, LGT Asset Management, among other things, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, and provides suitable office space, and necessary small office equipment and utilities.



Each Management Contract has an initial two-year term from the date of commencement of operations. Each Management Contract may be renewed for additional one-year terms thereafter, provided that any such renewal has been specifically approved at least annually by: (i) that Fund's Board of Trustees, or by the vote of a majority of that Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to that Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. Each Management Contract was approved by the Board of Trustees of the respective Funds most recently on June 15, 1994, and by LGT Asset Management as the initial shareholder of each Fund on January 13, 1993. The Management Contract for the Telecommunications Fund was approved by LGT Asset Management as the initial shareholder on October 15, 1993. The Management Contract for the International Fund and the Emerging Markets Fund was approved by the Board of Trustees on June 15, 1994 and by LGT Asset Management as the initial shareholder on June 15, 1994. The Management Contracts for the Infrastructure Fund, and Natural Resources Fund were approved by LGT Asset Management as the initial shareholder on January 24, 1995. Either the Fund or LGT Asset Management may terminate a Management Contract without penalty upon sixty (60) days' written notice to the other party. Each Management Contract terminates automatically in the event of its assignment (as defined in the 1940
Act).



With respect to any Fund, either the Company or LGT Asset Management may terminate the Administration Contract without penalty upon


              ----------------------------------------------------

                   Statement of Additional Information Page 48

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


sixty (60) days' written notice to the other party. The Administration Contract terminates automatically in the event of its assignment (as defined in the 1940
Act).


The amounts of investment management and administration fees paid by each Fund (except International Fund and Emerging Markets Fund) to LGT Asset Management for the fiscal year ended December 31, 1994, and such fees paid to LGT Asset Management by International Fund and Emerging Markets Fund for the period July 5, 1994 (commencement of operations) to December 31, 1994, were as follows:


                      INVESTMENT
                      MANAGEMENT   REIMBURSEMENT
      GT GLOBAL          FEES         AMOUNT
--------------------- ----------   -------------
Variable America
 Fund................  $ 51,664       $     0
Variable Europe
 Fund................   125,533             0
Variable New Pacific
 Fund................   155,724             0
Variable
 International
 Fund................     6,985         4,627
Money Market Fund....    52,363             0
Variable Strategic
 Income Fund.........   174,302             0
Variable Global
 Government Income
 Fund................    69,318             0
Variable U.S.
 Government Income
 Fund................    12,663         6,479
Variable Latin
 America Fund........   203,425             0
Variable Emerging
 Markets Fund........    20,347        20,347
Variable
 Telecommunications
 Fund................   239,566             0
Variable Growth &
 Income Fund.........   210,934             0

In addition to payment of the investment management and administration fees, the Funds paid other operating expenses and received reimbursement pursuant to undertakings in effect. The amount of such expenses and reimbursements for the Funds (except International Fund and Emerging Markets Fund) for the fiscal year ended December 31, 1994, and for the International Fund and Emerging Markets Fund for the period July 5, 1994 (commencement of operations) through December 31, 1994, were as follows:

                         OTHER
                        EXPENSES   REIMBURSEMENT
       GT GLOBAL          PAID        AMOUNT
----------------------- --------   -------------
Variable America
 Fund.................. $ 89,223      $70,882
Variable Europe Fund...   83,548       49,678
Variable New Pacific
 Fund..................   93,370       51,141
Variable International
 Fund..................   15,531       15,531
Money Market Fund......   73,413       47,231
Variable Strategic
 Income Fund...........   92,973       34,872
Variable Global
 Government Income
 Fund..................   86,210       63,070
Variable U.S.
 Government Income
 Fund..................   65,435       65,140
Variable Latin America
 Fund..................  118,753       63,441
Variable Emerging
 Markets Fund..........   22,391       22,391
Variable
 Telecommunications
 Fund..................  116,804       44,272
Variable Growth &
 Income Fund...........  102,726       47,986

TRANSFER AGENCY SERVICES


GT Services ("Transfer Agent") performs shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives a fee of $125 per month from each Fund. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


EXPENSES OF THE FUNDS

As described in the Funds' Prospectus, each Fund pays all of its respective expenses not assumed by other parties. The allocation of general Company expenses and expenses shared by the Funds with one another, are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

              ----------------------------------------------------

                   Statement of Additional Information Page 49

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Funds' Prospectus, each Fund's net asset value per share is determined each day on which the New York Stock Exchange Inc. ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The portfolio securities of the Funds, and other assets of the Funds, other than those of the Money Market are valued as follows:


Equity securities including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the relevant Company's Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of regular trading on the NYSE.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.


Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes

              ----------------------------------------------------

                   Statement of Additional Information Page 50

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the relevant Company's Board of Trustees, in good faith, will establish a conversion rate for such currency.


Trading in foreign securities may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open, consequently, the calculation of the Funds' respective net asset values may not take place contemporaneously with the determination of the prices of securities held by the respective Funds. Events affecting the values of such securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the respective Funds' net asset values unless LGT Asset Management, under the supervision of the relevant Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


A Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges.

The Board of Trustees of G.T. Global Variable Investment Series has determined in good faith that the net asset value of each share of the Money Market Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Money Market Fund will, as described below, employ specific investment policies and procedures to accomplish this result. The Money Market Fund values its portfolio securities using the amortized cost method. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. Although this method provides certainty in valuation, it may result in periods during which the value of the Money Market Fund's securities, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on the Money Market Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities. Thus, if the Money Market Fund's use of amortized cost resulted in a lower aggregate value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing Money Market Fund shareholders would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Money Market Fund's policy of valuing its securities using the amortized cost method, the Fund adheres to certain conditions, including maintaining a dollar-weighted average maturity of 90 days or less and purchasing only securities having remaining maturities of 13 months or less. The Board of Trustees of G.T. Global Variable Investment Series also has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's net asset value per share at $1.00. Such procedures include review of securities holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the net asset value calculated by using the amortized cost method and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing investors. In the event the Board of Trustees of G.T. Global Variable Investment Series determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling securities prior to maturity to realize capital gains or losses or to shorten average maturity, withholding income, or establishing a net asset value by using available market quotations or market equivalents.

              ----------------------------------------------------

                   Statement of Additional Information Page 51

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

Each Company is a funding vehicle for VA Contracts offered by the separate accounts of the Participating Insurance Companies. Individual VA Contract holders are not the shareholders of a Fund. Rather, each Participating Insurance Company and its separate accounts are the shareholders (the "shareholders"). The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth above under "Valuation of Shares."


GT Global, Inc. pays any distribution expenses and costs (that is, those arising from any activity which is primarily intended to result in the sale of shares issued by the Companies), including expenses and costs attributable to the Companies, which are related to the printing and distributing of prospectuses to prospective owners of the VA Contracts.


Each Company redeems all full and fractional shares of its Funds at the net asset value per share applicable to each of its Funds. See "Valuation of Shares" above.

Payment upon redemption is made in cash and ordinarily will occur within seven days of receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption of shares of any Fund may only be suspended: (1) for any period during which trading on the NYSE is restricted or such Exchange is closed, other than customary weekend and holiday closing;
(2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Fund is not reasonably practicable; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of that Fund.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

Shares of the Funds are offered only to Participating Insurance Company Separate Accounts that fund certain variable contracts. See the applicable VA Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the VA Contract holders.

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures, or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options, Futures, or Forward Contracts (other than those on foreign currencies), or foreign currencies (or options, Futures, or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these

              ----------------------------------------------------

                   Statement of Additional Information Page 52

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As noted in the Funds' Prospectus, each Fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions all are considered the same issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November, or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January.

Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

Each Fund (other than the Money Market Fund and the America Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests:
(1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed because of the distribution requirements described above -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Three bills passed by Congress in 1991 and 1992 and vetoed by President Bush would have substantially modified the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICs and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." The
"Tax Simplification and Technical Corrections Bill of 1993," approved in November 1993 by the House Ways and Means Committee, contains the same modifications. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

Proposed regulations have been published pursuant to which open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

              ----------------------------------------------------

                   Statement of Additional Information Page 53

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


OPTIONS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging strategies, such as entering into Forward Contracts and selling (writing) and purchasing options and Futures, involves complex rules that will determine for federal income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures, and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, Futures, and Forward Contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund, when it engages in hedging transactions, will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, Futures, and Forward Contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than Forward Contracts that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income gain, or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting each Fund and the separate accounts. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to dividends and other distributions therefrom.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST



Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.


              ----------------------------------------------------

                   Statement of Additional Information Page 54

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney, Australia; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established individual accounts in foreign currencies and to cause securities of the Funds to be held in such accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Companies' and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund, assists in the preparation of the Funds' federal and state income tax returns and consults with the Companies and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of each Company and each Fund included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in its opinion appearing herein, and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME


LGT Asset Management has granted each Company the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by either Company and/or any of the Funds at any time, or to grant the use of such names to any other company.


SHAREHOLDER LIABILITY

Under certain circumstances, a shareholder of a Fund may be held personally liable for the obligations of the Fund. Each Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. Each Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder incurring financial loss beyond his or her investment, on account of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Funds' "Standardized Return", as referred to in the Funds' Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
      n
P(1+T) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board of

              ----------------------------------------------------

                   Statement of Additional Information Page 55

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


Trustees; and (2) a complete redemption at the end of any period illustrated. The Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted to reflect the effective Standardized Return to the VA Contract owner, that Standardized Return would be lower than the Standardized Returns quoted.

"Non-Standardized Return," as referred to in the Funds' Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. The Non-Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, the Non-Standardized Return quotation would be lower than those stated. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

The Non-Standardized Returns for each Fund (except the Telecommunications Fund) for the fiscal year ended December 31, 1994, and from inception on February 10, 1993 to December 31, 1994, quoted as average annual total return, were as follows:

Variable America Fund
  -- Year ended December 31, 1994....  18.88%
  -- From inception on February 10,
     1993 to December 31, 1994.......  17.84%
Variable Europe Fund
  -- Year ended December 31, 1994....   -.59%
  -- From inception on February 10,
     1993 to December 31, 1994.......  13.50%
Variable New Pacific Fund*
  -- Year ended December 31, 1994.... -12.47%
  -- From inception on February 10,
     1993 to December 31, 1994.......   8.78%
Variable Growth and Income Fund
  -- Year ended December 31, 1994....  -2.85%
  -- From inception on February 10,
     1993 to December 31, 1994.......   7.38%
Variable Strategic Income Fund
  -- Year ended December 31, 1994.... -17.09%
  -- From inception on February 10,
     1993 to December 31, 1994.......   3.00%
Variable Global Government Income
     Fund
  -- Year ended December 31, 1994....  -8.70%
  -- From inception on February 10,
     1993 to December 31, 1994.......   -.13%
Variable U.S. Government Income Fund
  -- Year ended December 31, 1994....  -6.27%
  -- From inception on February 10,
     1993 to December 31, 1994.......   -.15%
Variable Latin America Fund
  -- Year ended December 31, 1994....   9.14%
  -- From inception on February 10,
     1993 to December 31, 1994.......  28.61%
Money Market Fund
  -- Year ended December 31, 1994....   3.48%
  -- From inception on February 10,
     1993 to December 31, 1994.......   3.20%
------------
*Formerly, G.T. Global: Variable
  Pacific Fund

The Non-Standardized Returns for the Telecommunications Fund for the fiscal year ended December 31, 1994, and from inception on October 18, 1993 to December 31, 1994, quoted as average annual total return, were 7.15% and 13.70%, respectively.

The Non-Standardized Returns of each Fund, except the Telecommunications Fund, the International Fund and the Emerging Markets Fund, quoted as aggregate total returns, for the period February 10, 1993 (commencement of operations) through December 31, 1994, were as follows:

                                    AGGREGATE
            GT GLOBAL                RETURN
            ----------              ---------
Variable America Fund.............    36.32%
Variable Europe Fund..............    26.99
Variable New Pacific Fund*........    17.22
Variable Growth & Income Fund.....    14.39
Variable Strategic Income Fund....     5.75
Variable Global Government
  Income..........................     -.25

              ----------------------------------------------------

                   Statement of Additional Information Page 56

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                    AGGREGATE
            GT GLOBAL                RETURN
            ----------              ---------
Fund Variable U.S. Government
  Income Fund.....................     -.29
Variable Latin America Fund.......    60.80
Money Market Fund.................     6.13

------------
*Formerly, Variable Pacific Fund

The Non-Standardized Return for the Telecommunications Fund quoted as aggregate total returns for the period October 18, 1993 (commencement of operations) through December 31, 1994, was 16.70%.

The Non-Standardized Returns for the International Fund and the Emerging Markets Fund, quoted as aggregate total return for the period July 5, 1994 (commencement of operations) through December 31, 1994, were -5.81 and .12%, respectively.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:
           _                  _
          |   a - b            |
YIELD = 2 | ( -----1 + 1)6 - 1 |
          |   cd               |
          |_                  _|

Performance figures for a Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles whose shares are offered to insurance company separate accounts. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies.

The Money Market Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), IBC/Donaghue's Money Fund Report, Money Magazine, and other industry publications (to the extent they apply to investment companies whose shares are offered to insurance company separate accounts, in advertisements or in reports furnished to current or prospective shareholders).

The Money Market Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by ( 365/7). The Money Market Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1994, the Fund's share yield was 5.07% and effective yield was 5.20% which reflects .09% of expenses reimbursed pursuant to undertakings in

              ----------------------------------------------------

                   Statement of Additional Information Page 57

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


effect. See "Management" in the Prospectus.
The seven-day and effective yields are calculated as follows:

Assumptions:
  Value of hypothetical pre-
     existing account with
     exactly one share at the
     beginning of the period:... $1.000000000
  Value of same account*
     (excluding capital changes)
     at the end of the seven-day
     period ending December 31,
     1994:......................  1.000972434

------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:
  Ending account value:......... $1.000972434
  Less beginning account
     value:..................... $1.000000000
  Net change in account
     value:..................... $ .000972434
     Seven-day yield = $.000972434X 365/7
       = 5.07%
     Effective yield**
                         365/7
       = [1 + .000972434] - 1 = 5.20%

------------
** The effective yield assumes a year's compounding of the seven-day yield.

The Money Market Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period. These performance quotations do not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, such quotations would be lower than those calculated for the Money Market Fund.

The performance figures for the Money Market Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. The Money Market Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that any yield figure should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles whose shares are offered to insurance company separate accounts. Investment results also should be considered relative to the risks associated with the investment objective and policies.


IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA



The following information is based on sources believes to be reliable, but which may be subject to revision and which has not been independently verified by either Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, i.e., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in


              ----------------------------------------------------

                   Statement of Additional Information Page 58

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of each Fund to differ from the indices shown above.

The Funds, from time to time, may be compared with the following to the extent they apply to investment companies whose shares are offered to insurance company separate accounts:

  (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

  (2) The Lehman Brothers Long Treasury Bond Index, which is a measure of the total return on all ten-year and longer U.S. treasuries with a base year of 1980 = $1,000.

  (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power; the risk of changing price levels in the economy that affects security prices or the price of goods and services.

  (4) Data, mutual fund and variable account rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/ Wiesenberger"), Morningstar, Inc. ("Morningstar"), Financial Planning Resources Inc., publisher of a compilation of data regarding variable accounts ("VARDS") and/or other companies that rank or compare mutual funds or variable annuity account divisions by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/ Wiesenberger, Morningstar, VARDS and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the fund in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

  (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

  (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

  (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

  (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

  (9) Dow Jones Industrial Average.


  (10) CNBC/Financial News Composite Index.


  (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

  (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

  (13) The World Bank Publication of Trends in Developing Countries ("TIDE").
  TIDE

              ----------------------------------------------------

                   Statement of Additional Information Page 59

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


  provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

  (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

  (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

  (16) International Financial Statistics, which is produced by the International Monetary Fund.

  (17) Various publications and annual reports such as the World Development Report, produced by the World Bank and its affiliates.

  (18) Various publications from the International Bank for Reconstruction and Development.

  (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Inc., Standard & Poor's Ratings Group.

  (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

  (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

  (22) International Finance Corporation Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

  (23) Various publications from the Organization for Economic Corporation and Development.


To the extent that they apply to investment companies whose shares are offered to insurance company separate accounts, indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



From time to time, each Fund and GT Global may refer to the number of contractholders or the dollar amount of each Fund's assets under management in advertising materials.



From time to time, each Fund and GT Global may refer to the total amount of assets under Liechtenstein Global Trust management, or the total amount of assets under custody with the Liechtenstein Global Trust, in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of companies, or their products although there can be no assurance that any GT Global Variable Investment Fund may own the securities of these companies.


              ----------------------------------------------------

                   Statement of Additional Information Page 60

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


Advertising and sales literature for the Contract may discuss the financial ratings of any of the Participating Insurance Companies as compiled by independent agencies. These independent agencies rate insurance companies' overall financial strength, ability to meet contractual obligations, ability to discharge senior policyholder obligations and claims, overall claims-paying ability and other financial measures related to long-term solvency and liquidity. The independent agencies which may be quoted include, but are not limited to:
  - A.M. Best Company
  - Moody's Investors Service
  - Standard & Poor's Insurance Rating Services
  - Duff & Phelps, Incorporated

Ratings descriptions are relevant only to the insurance company and do not apply to variable annuities or the underlying accounts which are subject to market risk and whose value will fluctuate with market conditions.

In addition, advertising and sales literature for the Contracts may discuss the assets of any of the Participating Insurance Companies, including a breakdown of annuity assets under management, as well as the number of years the company has been involved in the annuity marketplace.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Variable Investment Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.


Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Variable Investment Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:


SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified Employee Pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the GT Global Variable Investment Funds and GT Global will quote information including but not limited to data


              ----------------------------------------------------

                   Statement of Additional Information Page 61

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of the referenced financial organizations such as:


  1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

  2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

  3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc, S.G. Warburg and Barings Securities.

  4) Wage rates: U.S. Department of Labor, Bureau of Labor Statistics and Morgan Stanley Capital International World Indices.

  5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

  6) Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

  7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

  8) Gross Domestic Product (GDP): Datastream and The World Bank.

  9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

  10) Population: The World Bank, Datastream and United Nations.

  11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

  12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

  13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

  14) Top three companies by country or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc, S.G. Warburg and Barings Securities.

  15) Foreign direct investments to developing countries: The World Bank and Datastream.


From time to time, GT Global may include in its advertisement and sales material information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed G.T. Management (Japan) Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Variable Investment Funds' investment objectives will be achieved.



THE GT ADVANTAGE



LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer both strong income and/or growth potential.


EQUITY MARKET DIVERSIFICATION

As indicated by the following table, a globally diversified equity portfolio for the ten year period ended December 31, 1994, resulted in greater return and reduced risk (as measured by

              ----------------------------------------------------

                   Statement of Additional Information Page 62

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



price volatility) relative to a portfolio consisting solely of U.S. equities. The following chart was prepared by LGT Asset Management. It uses the Morgan Stanley Capital International EAFE Index as a "proxy" for the non-North America investment universe ("Non-U.S.") and the Standard & Poor's 500 Index as a "proxy" for the universe of U.S. stocks ("U.S."). All dividends and distributions were assumed to be reinvested. The time period shown was generally a period of increasing market prices for global equity securities.


                         EQUITY MARKET DIVERSIFICATION
                        10 YEARS ENDED DECEMBER 31, 1994

                                       AVERAGE ANNUAL
    PORTFOLIO           STANDARD           TOTAL
% NON-U.S./% U.S.     DEVIATION(%)       RETURN(%)
-----------------     ------------     --------------
      100/0               19.35             17.89
      90/10               18.15             17.59
      80/20               17.06             17.27
      70/30               16.11             16.95
      60/40               15.32             16.61
      50/50               14.73             16.27
      40/60               14.35             15.92
      30/70               14.20             15.56
      20/80               14.29             15.19
      10/90               14.61             14.81
      0/100               15.16             14.42


Source: Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
(EAFE) Index vs. MSCI U.S. Index, December 31, 1994. Prepared by LGT Asset Management, Inc.



Standard deviation of returns is a statistical measure of the degree to which a value tends to vary from its average annual mean. In general, greater risk must be assumed to generate greater returns. This data may not correspond to the actual performance of any of the GT Global Variable Investment Funds. The bar chart below shows the yield to maturity, as of December 31, 1994 (including future interest payments and principal repayment at par for 10-year government bonds, as priced by Salomon Brothers, Inc.). This data is based on U.S. dollar values for the period shown. The actual yield will differ depending on whether the bonds are held to maturity and on exchange rates at the time of maturity. Historical yields are not necessarily indicative of future yields nor will they correspond to the yields of the Funds. Yields to maturity over longer periods have fluctuated greatly.


                                GOVERNMENT BONDS
                          YEAR-END YIELDS TO MATURITY

                                               U.S.      CANADA     GERMANY     JAPAN     U.K.      SWITZ.     NETH.      FRANCE
                                               -----     ------     -------     -----     -----     -----      -----      ------
1994.......................................     7.82      9.14        7.62      4.57       8.71      5.22       7.75       8.27
1993.......................................     6.35      6.61        5.54      3.18       6.39      4.06       5.56       5.60
1992.......................................     6.67      7.95        7.27      4.70       8.16      5.85       7.29       8.09
1991.......................................     6.70      8.26        7.92      5.51       9.80      6.30       8.33       8.40
1990.......................................     8.09     10.27        8.70      6.53      10.93      6.37       8.98      10.00
1989.......................................     7.90      9.63        7.27      5.57      10.58      5.67       7.59       8.93
1988.......................................     9.19     10.17        6.54      4.70      10.07      4.11       6.46       8.43
1987.......................................     8.86     10.09        6.56      4.90       9.65      3.74       6.74       9.82
1986.......................................     7.23      8.75        6.05      5.30      10.54      4.32       6.25       8.87
1985.......................................     9.01      9.63        6.28      6.18      10.96      4.46       6.81      10.10
1984.......................................    11.52     11.58        7.00      6.76      11.16      4.65       7.72      12.70

                                             AUSTL.
                                             -----
1994.......................................   9.99
1993.......................................   6.68
1992.......................................   8.95
1991.......................................   9.35
1990.......................................  12.04
1989.......................................  12.93
1988.......................................  12.85
1987.......................................  12.84
1986.......................................  13.27
1985.......................................  14.86
1984.......................................  13.50


The following charts show total returns as of December 31 for the years 1985 through 1994, on bonds issued by various governments. All returns are calculated in U.S. dollars and include reinvestment of gross yields, and do not assure deduction of any withholding taxes. These charts were prepared by LGT Asset Management based on Salomon Brothers, Inc. indexes of government bonds with remaining maturities of at least one year. The time periods shown were generally a period of decreasing interest rates and increasing market prices for global fixed income securities.


              ----------------------------------------------------

                   Statement of Additional Information Page 63

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                GOVERNMENT BONDS
                              ANNUAL TOTAL RETURNS

               AUSTRALIA     BELGIUM     CANADA     FRANCE     GERMANY      ITALY       JAPAN       U.K.       USA
               --------      -------     ------     ------     -------     -------     -------     ------     ------
1994.........     6.88%      12.22%      -9.86%      4.37%      9.98%        4.57%       8.88%     -1.54%     -3.36%
1993.........    15.66%       4.00%      12.01%     13.15%      6.70%       11.08%      27.58%     19.53%     10.69%
1992.........    -0.26%       7.64%      -0.42%      4.27%      5.94%      -13.88%      10.84%     -4.12%      7.21%
1991.........    23.49%      10.89%      21.59%     12.51%      9.75%       13.24%      22.46%     12.65%     15.30%
1990.........    16.24%          na       7.69%     23.52%     15.36%           na       7.83%     30.88%      8.62%
1989.........     5.62%          na      16.23%      9.14%      6.35%           na     -14.26%     -3.91%     14.40%
1988.........    28.80%          na      19.41%      1.63%     -7.12%           na       3.04%      2.44%      7.07%
1987.........    28.99%          na      10.00%     26.58%     29.38%           na      38.12%     46.61%      1.93%
1986.........    16.64%          na      15.72%     34.09%     37.17%           na      40.09%     14.77%     15.73%
1985.........   -12.06%          na      14.80%     50.51%     43.02%           na      36.85%     40.18%     20.94%
10 Year Average Annualized Returns from 12/84-12/94
                 12.28%          na      10.32%     17.10%     14.81%           na      16.88%     14.47%      9.64%

Source: Salomon Brothers, Inc. Countries identified as "na" were not part of the Salomon Brothers World Government Bond Index during the years indicated.


From time to time, each Fund and GT Global may quote data for stock market trading volume and number of listed companies for various countries, from information provided by the International Finance Corporation (IFC).



Further, from time to time, each Fund and GT Global may also quote information similar to that described above, including such data from established markets from, but not limited to, other sources such as S.G. Warburg, Salomon Brothers, Inc. and Datastream.


              ----------------------------------------------------

                   Statement of Additional Information Page 64

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



Each Fund and GT Global, from time to time, may quote information on stock market capitalization and may show the performance of certain national stock markets. The table below, prepared by LGT Asset Management, includes performance data through December 31, 1994, relating to the various nations' stock markets as measured by Morgan Stanley Capital International World Stock Market indices. The results assume reinvestment of all dividends and are reported in U.S. dollars after currency translation at reported December 31, 1994 exchange rates. The performance of the stock markets shown does not reflect expenses and will not correspond to the performance of the Funds, which are actively managed and incur expenses.


                      MORGAN STANLEY CAPITAL INTERNATIONAL
        INTERNATIONAL INDICES 12/31/94 (US$, GROSS DIVIDENDS REINVESTED)

                                                       MARKET                 ANNUALIZED RETURNS (%)
                                                   CAPITALIZATION    ----------------------------------------
                                                     (US$ BN)+       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   -------------     ------    -------    -------    --------
International Indices
     THE WORLD...................................      7,592.9         5.58      7.42       4.24       15.51
     NORTH AMERICA...............................      2,918.2         1.73      6.07       8.52       13.94
     EAFE........................................      4,661.8         8.06      8.19       1.82       17.89
     EUROPE 14...................................      2,084.1         2.66      8.46       6.98       18.99
     NORDIC COUNTRIES............................        156.2        20.57     11.62       5.06       19.79
     PACIFIC.....................................      2,577.6        13.03      7.93      -1.62       17.06
     FAR EAST....................................      2,436.8        13.45      7.78      -2.07       17.22
Free Indices
     THE WORLD FREE..............................      7,602.4         5.57      7.43       4.27
     EAFE FREE...................................      4,671.3        -4.17      7.57       1.78
     EUROPE 14 FREE..............................      2,080.5        -3.09      8.28       7.11
     EUROPE 14 FREE EX UK........................                     -0.57     10.02       6.44
     NORDIC COUNTRIES FREE.......................        152.6         4.91     12.16       6.51
     PACIFIC FREE................................      2,590.9        -5.04      7.06      -1.76
     PACIFIC FREE EX JAPAN.......................                    -18.65     14.34      14.00
     FAR EAST FREE...............................                     -4.81      6.91      -2.18
Special Areas
     THE WORLD EX USA............................                      7.64      7.93       1.76       17.13
     EAFE + CANADA...............................                      7.65      7.89       1.76       17.29
     KOKUSAI (WORLD EX JAPAN)....................                      0.55      7.85       8.35       15.51
     EASEA (EAFE EX JAPAN).......................                     -0.77      9.83       8.05       18.98
     PACIFIC EX JAPAN............................                    -13.99     18.42      15.31       18.80
     THE WORLD EX THE UK.........................                      6.48      7.63       3.82       15.21
     EAFE EX THE UK..............................                     10.22      8.74       0.70       17.97
     EUROPE 14 EX THE UK.........................      1,351.6         5.27     10.22       6.08       19.87
     THE WORLD EX AUSTRALIA......................                      5.57      7.39       4.19       15.51
National Indices
     AUSTRALIA...................................        122.8         6.48      9.48       8.37       15.98
     AUSTRIA.....................................         17.5        -6.05      2.74       0.40       23.31
     BELGIUM.....................................         48.5         9.43     10.92       7.23       24.90
     CANADA......................................        168.1        -2.43      0.76       0.12        8.17
     DENMARK.....................................         34.4         4.25      0.09       3.17       17.17
     FINLAND.....................................         25.9        52.47     34.70       6.81
     FINLAND FREE................................         25.9        52.47     33.65       7.77
     FRANCE......................................        275.0        -4.70      6.20       4.23       20.83
     GERMANY.....................................        290.1         5.11      8.95       5.09       18.73
     GREECE......................................          7.6        -0.78     -0.81       8.05
     HONG KONG...................................        154.1       -28.90     26.79      27.18       26.50
     IRELAND.....................................         12.1        14.50      8.71       3.71
     ITALY.......................................         98.5        12.13      4.52      -1.54       17.14
     JAPAN.......................................      2,121.1        21.62      6.36      -3.43       16.86
     MALAYSIA....................................        105.3       -19.94     25.57      13.86
     NETHERLANDS.................................        163.9        12.66     16.74      13.18       22.05
     NEW ZEALAND.................................         18.1        10.27     23.39       7.57

              ----------------------------------------------------

                   Statement of Additional Information Page 65

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                                       MARKET                 ANNUALIZED RETURNS (%)
                                                   CAPITALIZATION    ----------------------------------------
                                                     (US$ BN)+       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   -------------     ------    -------    -------    --------
     NORWAY......................................         18.5        24.07     11.39       3.49       16.03
     NORWAY FREE.................................         14.8        27.41     13.14       4.78
     PORTUGAL....................................          8.5        11.95      8.01      -3.48
     SINGAPORE...................................         56.3         6.68     23.95      16.02       16.50
     SINGAPORE FREE..............................         69.5         5.81     24.23      18.65
     SPAIN.......................................         80.0        -3.93     -0.08       0.37       20.05
     SWEDEN......................................         77.4        18.80     12.22       5.37       21.43
     SWEDEN FREE.................................         77.4        18.80     15.40       7.70
     SWITZERLAND.................................        210.0         4.18     21.77      14.81       21.32
     SWITZERLAND FREE............................        210.0         4.18     21.97      14.85
     UNITED KINGDOM..............................        732.6        -1.63      5.65       8.58       17.73
     USA.........................................      2,750.1         2.00      6.42       9.16       14.36
     EAFE (GDP WEIGHTED).........................                      8.21      9.65       3.97       19.91
Emerging Markets
     EMG (EMERGING MARKETS GLOBAL)...............        840.4        -1.07     20.41       9.52
     EMG FAR EAST................................        469.4         1.05     21.99       2.43
     EMG LATIN AMERICA...........................        281.0        -3.69     19.73      32.62
     EMF (EMERGING MARKETS FREE).................        594.2        -7.32     21.76      20.89
     EMF FAR EAST................................        235.5       -13.97     26.90      13.12
     EMF LATIN AMERICA...........................        268.7         0.64     20.66      32.23
     INDIA.......................................         55.2         9.93
     INDONESIA...................................         22.1       -25.92     14.98      -2.15
     KOREA.......................................        121.5        23.67     18.17       0.26
     MALAYSIA....................................        105.3       -19.94     25.57      13.86
     PAKISTAN....................................          6.9        -7.09      0.00       0.00
     PHILIPPINES.................................         20.9         0.80     47.51      21.44
     PHILIPPINES FREE............................         13.2        -7.88     41.69      23.46
     SRI LANKA...................................          1.3        -3.03
     TAIWAN......................................        129.0        20.78     19.40      -2.98
     THAILAND....................................         70.6        -9.03     35.86      17.47
     ARGENTINA...................................         24.2       -23.63     -9.39      28.67
     BRAZIL......................................         94.8        65.73     46.49      26.87
     CHILE.......................................         38.8        44.76     34.06      46.83
     COLOMBIA....................................          7.3        21.30
     MEXICO......................................        108.4       -43.39      2.94      29.69
     MEXICO FREE.................................         96.7       -40.55      3.53      32.47
     PERU........................................          4.3        45.42
     VENEZUELA...................................          3.0       -34.14
     VENEZUELA FREE..............................          2.4       -14.55
     GREECE......................................          7.6        -0.78     -0.81       8.05
     ISRAEL......................................         13.2
     ISRAEL -- DOMESTIC..........................         10.9
     ISRAEL -- NON DOMESTIC......................          2.3
     JORDAN......................................          1.2        -8.70     15.66      10.60
     PORTUGAL....................................          8.5        11.95      8.01      -3.48
     TURKEY......................................          9.3       -50.49     -4.23      -7.47
     COMBINED FAR EAST FREE......................      2,580.2        12.07      8.44      -1.68
     COMBINED FAR EAST EX JAPAN..................        679.8        -7.40     24.17       9.17
     COMB FAR EAST FREE EX JAPAN.................        459.2       -17.48     26.91      20.14
     EAFE AND EMG................................      5,396.8         6.42      8.79       2.22
     EAFE AND EMF................................      5,150.7         5.91      8.39       2.25
     ALL-COUNTRY WORLD INDEX.....................      8,344.7         3.85      7.50       4.21

+ Market capitalization is not a measure of investment performance. Accordingly, the above market capitalization figures are not intended to illustrate investment performance in any individual developing market. Although the period December 31, 1984 to December 31, 1994 was one of growing market capitalization throughout the world, market capitalization in certain emerging markets encountered periods of volatility rather than a steadily increasing trend.

              ----------------------------------------------------

                   Statement of Additional Information Page 66

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



The Funds and GT Global may also quote information similar to that shown above from other sources, but not limited to, the International Finance Corporation
(IFC), S.G. Warburg, Salomon Brothers, Wilshire Associates, Inc. and Datastream.


                      MORGAN STANLEY CAPITAL INTERNATIONAL
    INTERNATIONAL INDUSTRY INDICES DECEMBER 31, 1994 (US$ WITHOUT DIVIDENDS)

                                                       MARKET                 ANNUALIZED RETURNS (%)
                                                   CAPITALIZATION    ----------------------------------------
                                                      (US$ BN)       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   -------------     ------    -------    -------    --------
Energy
     ENERGY SOURCES...............................       447.6         5.40      4.05       2.35       10.72
     UTILITIES -- ELECTRICAL & GAS................       412.8       -11.94     -0.05      -1.03        9.88
Sector............................................       860.4
Materials
     BUILDING MATERIALS & COMPONENTS..............       107.9        -4.87      5.17      -1.34       13.68
     CHEMICALS....................................       303.5        15.59      7.33       2.47       14.06
     FOREST PRODUCTS & PAPER......................       111.2         9.97      5.74       0.96       10.76
     METALS -- NON FERROUS........................        92.1        12.77      9.54       1.49       10.42
     METALS -- STEEL..............................       109.8        26.99      6.24      -7.78       13.56
     MISC. MATERIALS & COMMODITIES................        73.1         9.52      6.97      -0.72       12.00
Sector............................................       797.6
Capital Equipment
     AEROSPACE & MILITARY TECHNOLOGY..............        59.1         6.34      8.97       6.06        7.13
     CONSTRUCTION & HOUSING.......................       103.1         2.36     -5.42      -9.33       16.82
     DATA PROCESSING & REPRODUCTION...............       107.0        22.96     -0.53      -3.43       -1.20
     ELECTRICAL & ELECTRONICS.....................       264.9         3.77      7.35       2.80       11.80
     ELECTRONIC COMPONENTS & INSTRUMENTS..........       177.2        15.59      7.33       2.47       14.06
     ENERGY EQUIPMENT & SERVICES..................        20.7       -13.03     -3.86      -3.90        3.21
     INDUSTRIAL COMPONENTS........................       126.7        16.11     14.02       2.49       12.22
     MACHINERY & ENGINEERING......................       177.8        18.97      9.29       0.32       14.45
Sector............................................      1036.5
Consumer Goods
     APPLIANCES & HOUSEHOLD DURABLES..............       136.5        18.11     10.40       0.39       11.20
     AUTOMOBILES..................................       233.7        12.06     15.36       2.61       12.27
     BEVERAGES & TOBACCO..........................       260.5         4.93     -1.30       6.57       18.26
     FOOD & HOUSEHOLD PRODUCTS....................       277.8         5.12      2.10       4.68       17.21
     HEALTH & PERSONAL CARE.......................       517.4         9.54     -0.91       8.69       17.09
     RECREATION, OTHER CONSUMER
       GOODS......................................        93.5         9.20      4.78       1.49        9.86
     TEXTILES & APPAREL...........................        30.9         5.21     -3.29      -5.32       11.12
Sector............................................      1550.3
Services
     BROADCASTING & PUBLISHING....................       143.4         0.80     13.97       5.08       13.77
     BUSINESS & PUBLIC SERVICES...................       267.2         9.71     10.04       5.61       13.82
     LEISURE & TOURISM............................       114.3        -2.56     11.13       3.04       15.59
     MERCHANDISING................................       389.4        -2.54      2.66       5.45       15.15
     TELECOMMUNICATIONS...........................       375.5        -5.99      5.72       3.36       11.47
     TRANSPORTATION -- AIRLINES...................        50.1         4.61      0.86      -3.68       10.67
     TRANSPORTATION -- ROAD & RAIL................       103.8        -0.70      3.59      -4.67       12.25
     TRANSPORTATION -- SHIPPING...................        36.5         7.17      4.04      -4.12       15.00
     WHOLESALE & INTERNATIONAL TRADE..............        66.0        35.10      9.31      -3.01       14.63
Sector............................................      1546.2

              ----------------------------------------------------

                   Statement of Additional Information Page 67

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                                       MARKET                 ANNUALIZED RETURNS (%)
                                                   CAPITALIZATION    ----------------------------------------
                                                      (US$ BN)       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   -------------     ------    -------    -------    --------
Finance
     BANKING......................................      1008.9         0.71      4.63      -0.66       15.28
     FINANCIAL SERVICES...........................       181.9         8.01      5.29      -2.93       13.77
     INSURANCE....................................       282.9        -2.55      5.06       1.34       13.21
     REAL ESTATE..................................       110.6       -20.78      6.62       0.21       15.36
Sector............................................      1584.3
Multi Industry
     MULTI-INDUSTRY...............................       237.6        -6.75      7.70       4.66       11.80
Sector............................................       237.6
Gold Mines
     GOLD MINES                                           37.8       -11.16     14.07       0.20        2.37
Sector............................................        37.8


The Fund(s) and GT Global may also quote information from, but not limited to, the International Finance Corporation (IFC), S.G. Warburg, Salomon Brothers, World Scope, Bloomberg, Datastream and Wilshire Associates, Inc.


              ----------------------------------------------------

                   Statement of Additional Information Page 68

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



From time to time, each Fund and GT Global may quote information on the top companies listed on an exchange or index for countries around the world such as, but not limited to, those listed below.



Further, from time to time, GT Global and each Fund will quote information similar to that described below from sources other than LGT Asset Management, Inc. such as, but not limited to, S.G. Warburg, Morgan Stanley Capital International, Wilshire Associates, Inc. and World Scope. There can be no assurance that any of the GT Global Mutual Funds will own or continue to own the securities of the companies listed below.


THREE LARGEST COMPANIES

MEXICO           Telmex
                 Banacci
                 Tlevisa
CHILE            Telefonos
                 Endesa
                 Enersis
ARGENTINA        VPF
                 Telefonica de Argentina
                 Telecom Arg. Stet-France Telecom.
BRAZIL           Telebras
                 Electrobras
                 Petrobras
JAPAN            Mitsubishi Bank
                 Industrial Bank of Japan
                 Toyota Motor
HONG KONG        HSBC Holdings plc
                 Hong Kong Telecommunications
                 Sun Hung Kai Properties
SOUTH KOREA      KEPCO
                 POSCO
                 Samsung Electronics
TAIWAN           Cathjay Life Insurance Co. Ltd.
                 Hua Nan Commercial Bank
                 First Commercial Bank
SINGAPORE        Singapore Telecom Ltd.
                 OCBC Bank Ltd.
                 Singapore Airlines Ltd.
MALAYSIA         TNB
                 Telekom
                 Resorts
THAILAND         Telecomasia
                 Bangkok Bank
                 Shinawatra
INDONESIA        Barito Pacific Timber
                 Astra Int'l Inc.
                 H M Sampoerna
PHILIPPINES      San Miguel Corp. (A & B)
                 Philippine Long Distance
                 Telephone Co.
                 Ayala Corp. (A & B)
AUSTRALIA        BHP
                 News Corporation
                 National Australia Bank
NEW ZEALAND      Telecom Corporation of
                 New Zealand Ltd.
                 Carter Holt Harvey Ltd.
                 Fletcher Challenge Ltd.--
                 Ordinary Division
UNITED KINGDOM   British Telecommunications
                 HSBC Holdings
                 Shell Transport & Trading Co.
                 (The)
GERMANY          Allians AG Holding N-AKT
                 Siemens AG
                 Deutsche Bank AG
FRANCE           Alcatel Alsthom
                 Elf Aquitaine
                 Eaux (Cie Gie des)
NETHERLANDS      Royal Dutch
                 Unilever Cert.
                 Internationale Nederlanden Groep
SPAIN            Endesa
                 Telefonica
                 Bayer AG
ITALY            Generali Assicurazioni
                 Sip
                 Stet
SWITZERLAND      Roche
                 Nestle
                 UBS
SWEDEN           Astra
                 Ericsson
                 ASEA
DENMARK          Novo Nordisk B
                 Den Danske Bank
                 Sophus Berendsen
NORWAY           Norsk Hydro
                 Hafslund Nycomed
                 Kvaerner
FINLAND          Nokia Corporation
                 Repola Ltd.
                 Kymmene Corporation
U.S. (NYSE)      Exxon Corp
                 General Electric Co.
                 Coca Cola Co.
CANADA           General Motors
                 Mobil Corporation
                 Ford Motor Co.

Source: The G.T. Guide to World Equity Markets 1994-1995. Euromoney Publications Plc, 1994.

              ----------------------------------------------------

                   Statement of Additional Information Page 69

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


WAGE RATES


From time to time the Fund and GT Global may quote data on wage rates for, but not limited to, the following countries:


                                  US$ PER HOUR

        Germany...............................................................   $25.56
        Switzerland...........................................................   $22.66
        Japan.................................................................   $19.20
        Sweden................................................................   $17.91
        U.S...................................................................   $16.79
        Canada................................................................   $16.36
        France................................................................   $16.31
        Italy.................................................................   $15.97
        UK....................................................................   $12.82
        Australia.............................................................   $12.25
        Spain.................................................................   $11.53
        New Zealand...........................................................   $ 8.01
        Singapore.............................................................   $ 5.38
        South Korea...........................................................   $ 5.37
        Taiwan................................................................   $ 5.23
        Asian NIE's...........................................................   $ 5.15
        Portugal..............................................................   $ 4.60
        Hong Kong.............................................................   $ 4.31
        Mexico................................................................   $ 2.65

Source: U.S. Department of Labor, Bureau of Labor Statistics, International Comparison of Hourly Compensation Costs for Production Workers in Manufacturing, 1993, Report 873, June 1994.


GT Global and each Fund may also quote information similar to that shown above from other sources such as, but not limited to, Morgan Stanley, S.G. Warburg and the U.S. Department of Labor.



From time to time, each Fund and GT Global may quote and compare real GDP growth rates of emerging and established countries.


                 REAL GDP GROWTH RATES (ANNUAL PERCENT CHANGE)

                                                                   ESTABLISHED     EMERGING
                                                                    COUNTRIES      COUNTRIES
                                                                   ----------      ---------
        1994....................................................       3.0%           6.3%
        1993....................................................       1.2%           6.1%
        1992....................................................       1.6%           5.9%
        1991....................................................       0.6%           4.4%
        1990....................................................       2.4%           3.7%
        1989....................................................       3.3%           4.0%
        1988....................................................       4.4%           5.3%
        1987....................................................       3.2%           5.7%
        1986....................................................       2.9%           5.0%

Source: International Monetary Fund, May 1995, World Economic Outlook, May 1995.

              ----------------------------------------------------

                   Statement of Additional Information Page 70

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



From time to time, each Fund and GT Global may quote the most currently available data for GDP, GDP Growth, Population, Per Capita GDP, Total Exports, Total Imports and Inflation Rates for, but not limited to, the following countries:


                             GDP         GDP GROWTH   POPULATION   TOTAL EXPORTS    TOTAL IMPORTS    INFLATION
                        (US$ MILLIONS)    RATE (%)    (MILLIONS)   (US$ MILLIONS)   (US$ MILLIONS)    RATE (%)
                        --------------   ----------   ----------   --------------   --------------   ----------
Hong Kong.............        77,828         5.5            5.8         30,251          123,427            8.5
China.................       506,075        13.1        1,162.2         84,940           80,585           13.0
South Korea...........       296,136         5.3           43.7         76,394           81,413            4.8
Taiwan................            na         5.7             na         88,337           70,071            2.9
Singapore.............        46,025         9.8            2.8         63,386           72,067            2.4
Malaysia..............        57,568         7.4           18.6         40,705           38,361            3.6
Indonesia.............       126,364         6.5          184.3         33,815           27,280            9.7
Thailand..............       110,337         7.8           58.0         32,473           40,466            3.3
Philippines...........        52,462         1.8           64.3          9,790           15,465            7.6
India.................       214,598         4.1          883.6         19,795           22,530            9.9
Pakistan..............        41,904         5.1          119.3          7,264            9,360            8.7
Australia.............       294,760         3.0           17.5         38,045           42,140            1.1
New Zealand...........        41,304         3.7            3.4          9,338            9,200            1.6
Japan.................     3,670,979         0.1          124.5        339,492          230,975            1.3
Brazil................       360,405         5.0          153.9         35,956           23,115        2,103.3
Mexico................       329,011         0.4           85.0         27,166           47,877            9.8
Argentina.............            na         6.0           33.1         12,235           14,864           10.6
Venezuela.............        61,137        -1.0           20.2         13,997           12,222           38.7
Chile.................        41,203         6.0           13.6          9,646            9,456           12.7
Portugal..............        79,547        -0.8            9.8         18,541           30,482            6.8
Turkey................        99,696         6.8           58.5         14,715           22,871           65.5
Poland................        83,823         4.0           38.4         13,324           15,309           35.3
Hungary...............        35,218        -1.6           10.3         10,700           11,078           22.5
Greece................        67,278          na           10.3          9,842           23,407           14.0
United Kingdom........       903,126         1.9           57.8        190,481          221,658            3.4
France................     1,319,883        -0.7           57.4        231,452          238,299            2.1
Netherlands...........       320,290         3.0           15.2        139,919          134,376            1.5
Spain.................       574,844        -1.0           39.1         64,302           99,473            4.3
Italy.................     1,222,962        -7.0           57.8        178,349          184,510            4.4
Switzerland...........       241,406        -0.7            6.9         65,616           65,603            2.3
Sweden................       220,834        -1.7            8.7         55,933           49,849            2.9
Norway................       112,906         1.8            4.3         35,178           25,897            2.4
Finland...............        93,869        -2.6            5.0         23,515           20,741            1.2
Denmark...............       123,546         0.3            5.2         39,570           33,601            1.2
United States.........     5,920,199         3.0          255.4        420,812          551,591            3.0

Sources: 1992 GDP, mid-1992 population, 1992 exports and 1992 imports, The World Development Report 1994, The World Bank, June 1994, 1993 GDP Growth Rate and 1993 Inflation Rate, World Economic Outlook -- October 1994, International Monetary Fund, October 1994.


GT Global and each Fund may also quote the information from other sources such as, but not limited to, International Financial Statistics, an IMF publication, and Trends in Developing Economies, a World Bank publication.


Further, the Funds in their advertising and sales material sent to prospective investors may refer to the increasing importance of an investment strategy which includes global investments, the potential benefits of tax-deferral and diversification through the purchase of a financial product which invests in mutual funds that invest in securities on a global basis and may indicate that potential investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation.

              ----------------------------------------------------

                   Statement of Additional Information Page 71

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



From time to time, each Fund and GT Global may quote data for stock market trading volume and number of listed companies for various countries, from information provided by the International Finance Corporation (IFC).


                 NUMBER OF LISTED COMPANIES AND TRADING VOLUME

                                                       NUMBER         ANNUAL
                                                      OF LISTED   TRADING VOLUME
                                                      COMPANIES   (US$ MILLIONS)
                                                      ---------   ---------------
                  Canada............................    1,124          142,222
                  U.S...............................    7,607        3,507,223
                  Argentina.........................      180           10,339
                  Brazil............................      550           57,409
                  Chile.............................      263            2,797
                  Columbia..........................       89              732
                  Mexico............................      190           62,454
                  Venezuela.........................       93            1,874
                  Korea.............................      693          211,710
                  Philippines.......................      180            6,785
                  Taiwan............................      183           43,395
                  India.............................    6,800           21,879
                  Indonesia.........................      174            9,158
                  Malaysia..........................      410          153,661
                  Pakistan..........................      653            1,844
                  Hong Kong.........................      450          131,550
                  Singapore.........................      178           81,623
                  Japan.............................    2,155          954,341
                  Australia.........................    1,070           67,711
                  New Zealand.......................      136            6,785
                  Greece............................      143            2,713
                  Jordan............................      101            1,377
                  Nigeria...........................      174               10
                  Portugal..........................      183            4,835
                  Turkey............................      152           23,242
                  UK................................    1,646          423,526
                  France............................      472          174,283
                  Germany...........................      426          302,985

Source: Emerging Stock Markets Factbook 1994, International Finance Corporation
(IFC), June 1994.


In addition, the GT Global Variable Strategic Income Fund, from time to time, may quote yields and total returns of representative debt instruments from the following emerging market countries in its advertising and sales literature:


                  Argentina            Hungary              Poland
                  Brazil               India                Russia
                  Chile                Malaysia             South Korea
                  China                Mexico               Thailand
                  Ecuador              Morocco              Turkey
                  Finland              Nigeria              Venezuela
                  Greece               Portugal


LGT Asset Management believes that before emerging market countries with high debt levels can attract substantial amounts of foreign capital, they must put their financial houses in order. Some emerging markets governments have implemented debt restructuring programs. From time to time, each Fund may include in its advertising and sales material information on emerging market countries' debt restructuring activities.


              ----------------------------------------------------

                   Statement of Additional Information Page 72

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


            COUNTRIES CURRENTLY RESTRUCTURING UNDER THE BRADY PLAN:

                                                            FIRST BOND
                                                             ISSUANCE
                                                          --------------
                      Mexico............................  March 1990
                      Costa Rica........................  May 1990
                      Venezuela.........................  December 1990
                      Nigeria...........................  January 1992
                      Philippines.......................  December 1992
                      Argentina.........................  April 1993
                      Brazil............................  April 1994
                      Poland............................  October 1994
                      Ecuador...........................  In progress
                      Peru..............................  In progress
                      Panama............................  In progress


Source: LGT Asset Management, Inc., October 1994.


The following table indicates that from April 1, 1990 to February 1, 1995, a portfolio of global government bonds further diversified to include Brady Bonds issued by governments in developing countries was shown to have reduced volatility while increasing returns. In producing the following table, the Salomon Brothers Brady Bond Index was used as a "proxy" for the universe of Brady Bonds and the Salomon Brothers World Government Bond Index was used as a "proxy" for the universe of global government bonds. All distributions and interest payments were deemed to reinvested in the appropriate index on a monthly basis.

Salomon Brothers Brady Bond Index vs. Salomon World Government Bond Index April 1, 1990 -- February 1, 1995.

DIVERSIFICATION EFFECTS OF THE BRADY BOND INDEX, 1 APRIL 1990-1 FEBRUARY, 1995

                                                                     ANNUAL
         PORTFOLIO*                                                RETURN (%)    VOLATILITY
---------------------------                                        ----------    ---------
100% BBI/  0% WGBI..............................................      16.80         13.71
 90% BBI/ 10% WGBI..............................................      16.25         12.41
 80% BBI/ 20% WGBI..............................................      15.71         11.14
 70% BBI/ 30% WGBI..............................................      15.17          9.92
 60% BBI/ 40% WGBI..............................................      14.63          8.76
 50% BBI/ 50% WGBI..............................................      14.09          7.70
 40% BBI/ 60% WGBI..............................................      13.55          6.78
 30% BBI/ 70% WGBI..............................................      13.01          6.07
 20% BBI/ 80% WGBI..............................................      12.47          5.64
 10% BBI/ 90% WGBI..............................................      11.93          5.57
  0% BBI/100% WGBI..............................................      11.38          5.86

* BBI=Salomon Brothers Brady Bond Index. WGBI=Salomon Brothers World Government Bond Index.

Source: Salomon Brothers, Inc. Brady Bonds are denominated in U.S. dollars and therefore involve no currency risk relative to the dollar; results would have been different with respect to non-dollar denominated emerging market debt.


Charts prepared by LGT Asset Management, Inc.


              ----------------------------------------------------

                   Statement of Additional Information Page 73

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


ECONOMIC DEVELOPMENT IN EMERGING MARKETS


LGT Asset Management has identified six phases to track the progress of developing economies.



In addition, LGT Asset Management focuses on the transitions between each phase:


Between Phases 1 & 2, Stabilization: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

Between Phases 2 & 3, Renovation: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

Between Phases 3 & 4, New Construction: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING

The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990, to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

INFORMATION ABOUT CURRENT GLOBAL ECONOMIC CONDITIONS


LGT Asset Management believes that there is a current worldwide trend toward disinflation which can provide a superior environment for global bond investing. As of December 31, 1993, ISI Group (for years 1963-1992) and Bloomberg L.P.
(1993) reports that the average inflation rates of the U.S., Japan, Germany the UK, France and Canada are approaching their lowest levels since 1963 (the low during this time period was reported in 1986). We believe that the current disinflationary environment should eventually lead to lower interest rates globally and could provide the potential for capital appreciation.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS
--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. ("Moody's") employs the designations "Prime-1," and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (for supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity normally will be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (for supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Ratings by Standard & Poor's ("S&P") of commercial paper are graded into four categories

              ----------------------------------------------------

                   Statement of Additional Information Page 74

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation.
A-2 -- Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS

Moody's rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories.

  Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A -- Upper-medium-grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Ba -- Have speculative elements and their future cannot be considered to be well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D"

              ----------------------------------------------------

                   Statement of Additional Information Page 75

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


according to quality. Investment grade ratings are the first four categories:

  AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

  AA -- Very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

  A -- Has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

  B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

  CCC -- Has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
  "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B"or "B-" rating.

  CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- This rating is reserved for income bonds on which no interest is being paid.

  D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE RATINGS

S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

Moody's: The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.




              ----------------------------------------------------

                   Statement of Additional Information Page 76

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



The following is a list of government credit ratings of sovereign issuers for some of the world's governments. Sovereign issuer credit is rated by Standard & Poor's and Moody's Investors Service, Inc. The ratings are as of December 15, 1995 and December 4, 1995, respectively, and are subject to change by the rating agencies. Ratings may not directly correspond to the ratings of securities issued in the countries shown. See "Appendix" for a description of the ratings.


                             ESTABLISHED ECONOMIES:

                       CURRENT GOVERNMENT CREDIT RATINGS

                             MOODY'S    STANDARD & POOR'S
                             -------    -----------------
U.S.                           Aaa           AAA
Austria                        Aaa           AAA
France                         Aaa           AAA
Germany                        Aaa           AAA
Japan                          Aaa           AAA
Netherlands                    Aaa           AAA
Switzerland                    Aaa           AAA
UK                             Aaa           AAA
Norway                         Aa1           AAA
Canada                         Aa2           AA+
Sweden                         Aa3           AA+
Belgium                        Aa1           AA+
Denmark                        Aa1           AA+
Australia                      Aa2           AA
Italy                          A1            AA
Ireland                        Aa2           AA
New Zealand                    Aa2           AA

                             DEVELOPING ECONOMIES:

                       CURRENT GOVERNMENT CREDIT RATINGS


                              MOODY'S     STANDARD & POOR'S
                             --------     -----------------
Finland                       Aa2             AA-
Portugal                      A1              AA-
South Korea                   A1              AA-
Thailand                      A2              A
Malaysia                      A1              A+
Singapore                     Aa2             AAA
Turkey                        Ba3             B+
China                         A3              BBB
Chile                         Baa1            A-
Greece                        Baa3            BBB-
Colombia                      Baa3            BBB-
Hungary                       Ba1             BB+
Venezuela                     Ba2             B+
India                         Ba3             BB+
Mexico                        Ba2             BB
Philippines                   Ba2             BB
Argentina                     B1              BB-
Brazil                        B1              B+
Poland                        Baa3            BB
South Africa                  Baa3            BB+


              ----------------------------------------------------

                   Statement of Additional Information Page 77

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                    APPENDIX
--------------------------------------------------------------------------------


The Funds and LGT Asset Management believe that certain political and market factors merit an investor's consideration of a telecommunications investment. In analyzing the telecommunications industry, LGT Asset Management has identified four areas that it expects will create investment opportunities. LGT Asset Management believes that deregulation of companies in the industry, which will allow competition to promote greater efficiencies, privatization of state-owned telecommunications businesses, development of infrastructure in underdeveloped countries and upgrading of services in other countries, and emergence of technologies that will enhance productivity and reduce costs in the telecommunications industry, will lead to growth in the sector. Of course, there is no certainty that these factors will produce the anticipated results. The following chart provides information on the key emerging trends, as identified by LGT Asset Management, occurring in the telecommunications industry in some of the world's countries.




-------------------------------------------------------------------------------
Infrastructure
Argentina  Brazil  Canada  China  France  Germany Hong Kong Italy Japan Malaysia
    x        x               x                        x                    x
Mexico  New Zealand  Philippines  Spain  Sweden  United Kingdom  United States
  x                      x          x
-------------------------------------------------------------------------------
Privatization
Argentina  Brazil  Canada  China  France  Germany Hong Kong Italy Japan Malaysia
    x        x               x               x                x            x
Mexico  New Zealand  Philippines  Spain  Sweden  United Kingdom  United States
  x                      x          x                 x
-------------------------------------------------------------------------------
Deregulation
Argentina  Brazil  Canada  China  France  Germany Hong Kong Italy Japan Malaysia
    x        x       x       x               x        x       x     x      x
Mexico  New Zealand  Philippines  Spain  Sweden  United Kingdom  United States
  x         x            x                 x          x               x
-----------------------------------------------------------------------------
New Technologies
Argentina  Brazil  Canada  China  France  Germany Hong Kong Italy Japan Malaysia
                     x              x        x        x             x
Mexico  New Zealand  Philippines  Spain  Sweden  United Kingdom  United States
                                           x           x              x
-----------------------------------------------------------------------------

               Source: LGT Asset Management, December 31, 1994.

              ----------------------------------------------------
                   Statement of Additional Information Page 78

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



Moreover, according to LGT Asset Management, the telecommunications industry historically has proven to be a relatively non-cyclical industry that provides goods and services to the public in periods of economic weakness as well as economic strength. LGT Asset Management believes that the emerging economies around the world lack access to basic telephone service. The following chart illustrates the need for basic telephone service outside the United States.


                                                                      TELEPHONE LINES/
                                                                       1,000 PERSONS
                                                                ----------------------------
        U.S..................................................                545
        Switzerland..........................................                587
        Sweden...............................................                683
        Denmark..............................................                566
        Norway...............................................                503
        France...............................................                495
        Germany..............................................                483
        Finland..............................................                535
        Netherlands..........................................                464
        Italy................................................                388
        U.K..................................................                442
        Spain................................................                323
        Portugal.............................................                241
        Greece...............................................                391
        Hungary..............................................                 96
        Turkey...............................................                123
        Poland...............................................                 86
        Japan................................................                441
        Australia............................................                456
        Singapore............................................                385
        Hong Kong............................................                434
        New Zealand..........................................                437
        South Korea..........................................                310
        Malaysia.............................................                 89
        Thailand.............................................                 24
        Philippines..........................................                 10
        Indonesia............................................                  6
        Argentina............................................                 96
        Mexico...............................................                 66
        Chile................................................                 65
        Brazil...............................................                 63

        Source: The World Development Report 1994, The World Bank, June
                1994.

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. LGT Asset Management expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard. The above information on the deregulation of long distance and international telephone service carriers in the United States is based on a study from a source that indicated the study would not be updated in the near future. It is believed by GT Global, however, that although the study has not been updated, GT Global believes the trend continues to be accurate.


              ----------------------------------------------------

                   Statement of Additional Information Page 79

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                   DEREGULATION OF U.S. LONG DISTANCE SERVICE
                                  A CHRONOLOGY

                                                                            ---------------
                                                                            Higher Industry
---------------------------                                                     Revenues
   Growing Demand for                                                       ---------------
Telecommunications Services   -------------   ----------    --------------  ---------------
---------------------------
                              Deregulation    Increased      Lower Prices     Greater Usage
---------------------------                  Competition    for Consumers
   Extensive Regulation       ------------   -----------    --------------  ---------------
  and Lack of Competition
---------------------------


Source: LGT Asset Management, Inc.


                       INTERNATIONAL TELEPHONE SERVICE --
            FALLING PRICES AND RISING USAGE LEADS TO HIGHER REVENUE

                                     REVENUE ($ MILLIONS)   PRICE PER MINUTE
                                     --------------------   ----------------
                        1975.........       $   576             $2.25
                        1976.........       $   679             $2.22
                        1977.........       $   807             $2.20
                        1978.........       $   977             $2.12
                        1979.........       $ 1,122             $1.78
                        1980.........       $ 2,097             $1.34
                        1981.........       $ 2,239             $1.21
                        1982.........       $ 2,382             $1.09
                        1983.........       $ 2,876             $1.09
                        1984.........       $ 3,197             $1.05
                        1985.........       $ 3,487             $1.03
                        1986.........       $ 4,004             $0.99
                        1987.........       $ 4,750             $1.02
                        1988.........       $ 5,800             $1.06
                        1989.........       $ 6,901             $1.07
                        1990.........       $ 8,042             $1.06
                        1991.........       $ 9,096             $1.01
                        1992.........       $10,179             $1.00

While the price per minute of international telephone service has fallen, usage has increased, driving total revenue for international telephone service upward.

Source: 1975 to 1979, Trends in the International Communications Industry, 1975-1990, Federal Communications Commission (FCC), October 4, 1991; 1980 to 1992, Trends in the International Communications Industry, Federal Communications Commission (FCC), March 1994. From 1975 to 1979, the FCC report classified calls between the continental U.S. and Hawaii and Puerto Rico as overseas calls. This information is reflected in the data for that time period.

              ----------------------------------------------------

                   Statement of Additional Information Page 80

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



GT GLOBAL VARIABLE INFRASTRUCTURE FUND


The following table describes that in some Asian countries the demand for energy is growing faster than the economy.

                                                            ELECTRICITY
                                           GDP GROWTH       CONSUMPTION
                                            RATE (%)      GROWTH RATE (%)
                                           ----------     ---------------
                        China............      9.3               8.7
                        Korea............      8.9              11.7
                        Thailand.........      8.4              12.3
                        Taiwan...........      8.1               8.5
                        Singapore........      6.5               8.4
                        Hong Kong........      6.5               8.9
                        Malaysia.........      6.2              12.3
                        Indonesia........      5.8              15.7
                        Pakistan.........      5.4              10.2
                        India............      5.2              11.0
                        Sri Lanka........      4.0               7.4
                        Philippines......      0.6               4.6

Source: Jardine Fleming, Asian Power Review, April 1994. Data from 1983-1992.

The following chart shows that some emerging market countries have doubled the number of kilometers of paved roads in twenty years.

South Korea                                847%
Indonesia                                  453%
Thailand                                   313%
Pakistan                                   250%
Brazil                                     219%
Turkey                                     140%
India                                      134%       Percent increase of paved roads
Singapore                                  128%       (km) from 1970 to 1990

Many emerging market economies have been focusing on improving infrastructure. All of the above listed countries have doubled the number of kilometers of paved roads in only twenty years.

Source: The World Bank, World Development Report 1994, June 1994.

              ----------------------------------------------------

                   Statement of Additional Information Page 81

                ------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS



                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Funds, except GT Global Variable International Fund and GT Global Variable Emerging Markets Fund, as of December 31, 1994, and for their fiscal years then-ended, the audited financial statements of GT Global Variable International Fund and GT Global Variable Emerging Markets Fund for the period July 5, 1994 (commencement of operations) through December 31, 1994, the audited financial statement of GT Global Variable Infrastructure Fund and GT Global Variable Natural Resources Fund as of January 20, 1995, the unaudited financial statements of GT Global Variable Infrastructure Fund and GT Global Variable Natural Resources Fund for the period January 31, 1995 (commencement of operations) through June 30, 1995 and the unaudited financial statements for the Funds, except GT Global Variable Infrastructure Fund and GT Global Variable Natural Resources Fund, for the six-month period ended June 30, 1995, appear on the following pages.


              ----------------------------------------------------

                   Statement of Additional Information Page 82

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

ANNUAL REPORT
To the Shareholders and Boards of Trustees of the G.T. Global Variable Investment Trust comprised of the following Funds: GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Telecommunications Fund, GT Global Variable Emerging Markets Fund; and G.T. Global Variable Investment Series comprised of the following Funds: GT Global Variable America Fund, GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Money Market Fund and GT Global Variable International Fund (collectively, "the Funds"):

We have audited the accompanying statements of assets and liabilities of the Funds, including the portfolios of investments, as of December 31, 1994, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 1994, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 10, 1995

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

                                                                                    Principal                      % of Net
Fixed Income Investments                                              Currency       Amount        Market Value    Assets (a)
------------------------                                              --------      ---------      ------------    ----------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (73.9%)
 ARGENTINA (5.9%)
   Republic of Argentina:
     Discount Bond, 7.125% due 3/31/23 (b).........................     USD          1,950,000      $1,189,500         5.0
     Par Bond, 4.25% due 3/31/23 (c)...............................     USD            300,000         126,750         0.5
     BOCON Pro 1, 3.16% due 4/1/07 (b).............................     ARS            250,000          85,821         0.4

 AUSTRALIA (4.8%)
   Australian Government, 12% due 7/15/99..........................     AUD          1,350,000       1,122,085         4.8

 AUSTRIA (2.5%)
   Republic of Austria, 7.00%, due 9/20/99.........................     ATS          6,350,000         575,023         2.5

 BRAZIL (5.0%)
   Federal Republic of Brazil, C Bond, 4% due 4/15/14 (b)..........     USD          2,407,200       1,158,465         5.0

 BULGARIA (2.5%)
   Bulgaria:
     Discount Bond Series A, 6.0625% due 7/28/24 144A (b)(d).......     USD            950,000         439,375         1.9
     Past Due Interest, 6.0625% due 7/28/11 (b)(d).................     USD            329,186         139,288         0.6

 FRANCE (2.3%)
   France O.A.T., 7.5%, due 4/25/05................................     FRF          3,000,000         531,342         2.3

 GERMANY (3.8%)
   Deutschland Republic, 6.25% due 1/4/24..........................     DEM          1,720,000         900,426         3.8

 GREECE (2.6%)
   Greece Government, 9.75% due 11/28/99...........................     USD            600,000         597,000         2.6

 ITALY (3.0%)
   BTPS, 8.5% due 1/1/99...........................................     ITL       1,250,000,000        692,996         3.0

 MEXICO (6.0%)
   United Mexican States, Discount Bond:
     Series A, 6.6875% due 12/31/19 (b)(e).........................     USD          1,000,000         734,375         3.1
     Series B, 6.9375% due 12/31/19 (b)(e).........................     USD            750,000         550,781         2.4
     Cetes due 1/11/96, effective yield 14.46%.....................     MXN            723,180         126,959         0.5

 NEW ZEALAND (5.2%)
   New Zealand Government, 8% due 7/15/98..........................     NZD          2,000,000       1,239,923         5.2

 NIGERIA (2.5%)
   Central Bank of Nigeria, Par Bond, 5.5% due 11/15/20 (c)(e).....     USD          1,500,000         588,750         2.5

 NORWAY (2.4%)
   Norwegian Government, 9.00% due 1/31/99.........................     NOK          3,660,000         565,868         2.4

 PHILIPPINES (2.5%)
   Republic of the Philippines:
     Par Bond Series B, 5.75% due 12/1/17 (c)......................     USD            550,000         341,000         1.5
     Debt Conversion Bond Series B, 7.25% due 12/1/09 (b)..........     USD            250,000         225,625         1.0

 POLAND (4.3%)
   Poland, Past Due Interest Bond, 3.25% due 10/27/14 144A (c)(d)..     USD          1,173,000         526,384         2.3
   Poland, Discount Bond, 6.8125% due 10/27/24 144A (b)(d).........     USD            635,000         457,994         2.0


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                                                                                      Principal                        % of Net
Fixed Income Investments                                                Currency       Amount       Market Value      Assets (a)
------------------------                                                --------      ---------     ------------      ----------
SPAIN (2.8%)
  Spanish Government, 12.25% due 3/25/00..............................    ESP         84,500,000     $   653,036         2.8

UNITED STATES (13.3%)
  U.S. Treasury Notes:
    7.75% due 11/30/99................................................    USD          2,890,000       2,878,711        12.3
    7.75% due 12/31/99................................................    USD            240,000         239,175         1.0

VENEZUELA (2.5%)
  Republic of Venezuela, Par Bond Series A, 6.75% due 3/31/20 (e).....    USD          1,250,000         576,563         2.5
                                                                                                     -----------       -----
Total Government & Government Obligations (cost $18,266,622)..........                                17,263,215        73.9
                                                                                                     -----------       -----
SOVEREIGN DEBT (5.9%)
MOROCCO (4.7%)
  Kingdom of Morocco, Tranche A Loan Agreement,
    5.9375% due 1/1/09 (b)............................................    USD          1,660,000       1,099,750         4.7

RUSSIA (1.2%)
  Vnesheconombank Loan Agreement (f)(g)...............................    USD          1,000,000         278,125         1.2
                                                                                                     -----------       -----
Total Sovereign Debt (cost $1,782,485)................................                                  1,377,875         5.9
                                                                                                     -----------       -----
SUPRANATIONAL (5.0%)
  World Bank, 4.5% due 6/20/00 (cost $1,187,625)......................    JPY        115,000,000       1,172,524         5.0
                                                                                                     -----------       -----
Total Fixed Income Investments (cost $21,236,732).....................                                19,813,614        84.8
                                                                                                     -----------       -----
OPTION (0.0%)
  Canadian Dollar Call Option, Strike 1.3407,
    expires 3/31/95 (cost $38,760)(g).................................    USD          2,400,000           1,680         --

REPURCHASE AGREEMENT (9.8%)
   Dated December 30, 1994 with State Street Bank & Trust Company, due January 3, 1995, for an effective yield of 5.25% collateralized by $1,665,000 U.S. Treasury Bond, 12% due 8/15/2013.  (Market
   value $2,293,040, including accrued interest.)(cost $2,287,667)....                                 2,287,667         9.8
                                                                                                     -----------       -----
Total Investments (cost $23,563,159)*.................................                                22,102,961        94.6
Other Assets and Liabilities..........................................                                 1,264,455         5.4
                                                                                                     -----------       -----
Net Assets............................................................                               $23,367,416       100.0
                                                                                                     ===========       =====

--------------
   (a) Percentages indicated are based on net assets of $23,367,416.
   (b) The coupon rate shown on floating rate notes represents the rate at period end.
   (c) The coupon rate shown on step-up coupon bonds represents the rate at period end.
   (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (e) Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
   (f) Underlying loan agreement currently in default.
   (g) Non-income producing security.
     * For Federal income tax purposes, cost is $23,875,550 and appreciation (depreciation) of securities is as follows:

                     Unrealized appreciation:          $   129,719
                     Unrealized depreciation:           (1,902,308)
                                                       -----------
                     Net unrealized depreciation:      $(1,772,589)
                                                       ===========


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                                                                     Unrealized
                                                                       Market Value     Contract      Delivery      Appreciation
                                                                      (U.S. Dollars)      Price         Date       (Depreciation)
                                                                      --------------    --------      --------     --------------
CONTRACTS TO SELL:
Australian Dollars.................................................       77,495          1.32619    20-Jan-95      $ (2,091)
Austrian Schillings................................................      594,915         10.98550    28-Feb-95        (5,502)
Deutsche Marks.....................................................    1,066,167          1.55138    31-Jan-95        (2,598)
Deutsche Marks.....................................................      974,789          1.56970    31-Jan-95       (13,724)
Deutsche Marks.....................................................    1,068,099          1.53160    20-Mar-95         9,206
Deutsche Marks.....................................................      649,562          1.55300    01-Jun-95        (5,647)
Italian Lira.......................................................      719,106       1652.43000    27-Feb-95       (11,058)
New Zealand Dollars................................................    1,239,142          1.63666    01-Feb-95       (53,802)
New Zealand Dollars................................................       43,434          1.63345    01-Feb-95        (1,804)
Norwegian Kroner...................................................      601,241          6.83750    28-Feb-95        (7,457)
Spanish Pesetas....................................................    1,102,207        130.06000    21-Feb-95        12,663
                                                                       ---------                                    --------
Total Contracts to Sell (Receivable amount $8,054,343).............    8,136,157                                     (81,814)
                                                                       ---------                                    --------
The Value of Contracts to Sell as a Percentage of Net Assets
  is 34.8%.

CONTRACTS TO BUY:
Australian Dollars.................................................      131,742          1.36054    20-Jan-95         6,792
Danish Kroner......................................................    1,224,809          6.15610    14-Feb-95        15,439
Deutsche Marks.....................................................    1,176,014          1.55385    31-Jan-95         4,730
Deutsche Marks.....................................................    1,227,787          1.55950    01-Feb-95         9,448
Deutsche Marks.....................................................      614,966          1.54500    20-Mar-95            79
French Francs......................................................      536,748          5.41740    21-Feb-95         7,897
Indonesian Rupiahs.................................................      234,414       2240.00000    03-Apr-95         4,414
New Zealand Dollars................................................      584,759          1.56448    07-Feb-95          (643)
Pounds Sterling....................................................      964,610          0.64135    13-Jan-95         4,143
Spanish Pesetas....................................................      350,122        132.82000    21-Feb-95         3,337
                                                                       ---------                                    --------
Total Contracts to Buy (Payable amount $6,990,335).................    7,045,971                                      55,636
                                                                       ---------                                    --------
The Value of Contracts to Buy as a Percentage of Net Assets
  is 30.2%.

Total Open Forward Foreign Currency Contracts, Net.................                                                 $(26,178)
                                                                                                                    ========

--------------
See Note 1 of the financial statements.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                 GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994


                                                                               Principal                         % of Net
Fixed Income Investments                                          Currency      Amount        Market Value      Assets (a)
------------------------                                          --------     ---------      ------------      ----------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (79.2%)
   AUSTRALIA (9.3%)
     Australian Government, 7% due 4/15/00 ...................    AUD           800,000       $   544,176          5.6
     New South Wales Treasury Corporation, 12% due 12/1/01 ...    AUD           425,000           355,418          3.7

   CANADA (4.6%)
     Canadian Government, 7.75% due 9/1/99 ...................    CAD           650,000           441,738          4.6

   DENMARK (4.4%)
     Denmark Bullet, 9% due 11/15/00 .........................    DKK         2,585,000           425,130          4.4

   FINLAND (4.6%)
     Finnish Government, 11% due 1/15/99 .....................    FIM         2,000,000           447,380          4.6

   FRANCE (9.3%)
     France O.A.T., 5.5% due 4/25/04 .........................    FRF         3,000,000           464,313          4.8
     Societe National Chemins de France, 9.375% due 3/12/01 ..    ECU           345,000           438,071          4.5

   GERMANY (13.8%)
     Treuhandanstalt, 6.25% due 3/4/04 .......................    DEM         1,185,000           695,146          7.2
     Deutschland Republic, 6.75% due 7/15/04 .................    DEM           810,000           491,795          5.1
     German Unity Fund, 8% due 1/21/02 .......................    DEM           220,000           144,356          1.5

   ITALY (5.0%)
     BTPS, 8.5% due 4/1/99 ...................................    ITL       875,000,000           481,102          5.0

   NEW ZEALAND (4.8%)
     New Zealand Government, 8% due 7/15/98 ..................    NZD           742,000           459,652          4.8

   SPAIN (4.6%)
     Spanish Government, 7.4% due 7/30/99 ....................    ESP        68,200,000           443,520          4.6

   UNITED KINGDOM (9.4%)
     Treasury, 6% due 8/10/99 ................................    GBP           645,000           909,020          9.4

   UNITED STATES (9.4%)
     U.S. Treasury Note, 7.75% due 11/30/99 ..................    USD           908,000           904,877          9.4
                                                                                               ----------         ----
Total Government & Government Agency Obligations
   (cost $7,771,760) .........................................                                  7,645,694         79.2
                                                                                               ----------         ----

SUPRANATIONAL BONDS (9.4%)
   European Investment Bank, 4.625% due 2/26/03 ..............    JPY        45,000,000           452,599          4.8
   Japan Development Bank, 6.5% due 9/20/01 ..................    JPY        40,000,000           447,766          4.6
                                                                                               ----------         ----
Total Supranational Bonds (cost $888,359) ....................                                    900,365          9.4
                                                                                               ----------         ----
Total Fixed Income Investments (cost $8,660,119) .............                                  8,546,059         88.6
                                                                                               ----------         ----

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND


                                                                                                                         % of Net
Short Term Investments                                                                                Market Value      Assets (a)
----------------------                                                                                ------------      ----------
REPURCHASE AGREEMENT (8.1%)
   Dated December 30, 1994 with State Street Bank & Trust Company, due
    January 3, 1995, for an effective yield of 5.25% collateralized by
    $570,000 U.S. Treasury Bond, 12% due 8/15/13. (Market value
    $785,005, including accrued interest.)(cost $784,229) ...................                          $  784,229          8.1
                                                                                                       ----------        -----
Total Investments (cost $9,444,348)* ........................................                           9,330,288         96.7
Other Assets and Liabilities ................................................                             323,315          3.3
                                                                                                       ----------        -----
Net Assets ..................................................................                          $9,653,603        100.0
                                                                                                       ==========        =====

-----------------
  (a) Percentages indicated are based on net assets of $9,653,603.
    * For Federal income tax purposes, cost is $9,444,348 and appreciation (depreciation) of securities is as follows:

                                           Unrealized appreciation:            $  83,928
                                           Unrealized depreciation:             (197,988)
                                                                               ---------
                                           Net unrealized depreciation:        $(114,060)
                                                                               =========

====================================================================================================================================


                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                DECEMBER 31, 1994

                                                                                                                       Unrealized
                                                                         Market Value       Contract     Delivery     Appreciation
                                                                        (U.S. Dollars)       Price         Date      (Depreciation)
                                                                        --------------      --------    ----------   --------------
CONTRACTS TO SELL:
Australian Dollars ...................................................       259,408         1.35388    06-Feb-95       $(11,973)
Australian Dollars ...................................................       212,947         1.33174    06-Feb-95         (6,449)
Australian Dollars ...................................................        19,359         1.31527    06-Feb-95           (351)
Canadian Dollars .....................................................       382,833         1.40480    22-Feb-95           (572)
Canadian Dollars .....................................................        60,597         1.40230    22-Feb-95             18
Danish Kroner ........................................................       419,511         6.01070    14-Feb-95          4,732
Deutsche Marks .......................................................       369,147         1.56770    31-Mar-95         (5,557)
European Currency Units ..............................................       919,568         0.82433    09-Jan-95         (9,743)
Finnish Marks ........................................................       444,069         4.53160    31-Jan-95         19,343
Italian Lira .........................................................       241,534      1625.07853    02-Feb-95           (120)
Italian Lira .........................................................       239,702      1652.42999    27-Feb-95         (3,686)
Pounds Sterling ......................................................       443,157         0.64185    13-Jan-95         (2,243)
Spanish Pesetas ......................................................       456,086       130.06000    21-Feb-95          5,240
                                                                           ---------                                    --------
Total Contracts to Sell (Receivable amount $4,456,557) ...............     4,467,918                                     (11,361)
                                                                           ---------                                    --------
The Value of Contracts to Sell as a Percentage of Net Assets is 46.3%

CONTRACTS TO BUY:
Australian Dollars ...................................................       104,538         1.29144    06-Feb-95              3
Danish Kroner ........................................................       245,126         6.14260    14-Feb-95          2,558
Danish Kroner ........................................................       231,143         6.15620    14-Feb-95          2,917
European Currency Units ..............................................       501,165         0.83072    09-Jan-95          9,120
Japanese Yen .........................................................        36,396        99.60000    28-Feb-95            252
New Zealand Dollars ..................................................       255,395         1.59515    07-Feb-95          4,635
                                                                           ---------                                    --------
Total Contracts to Buy (Payable amount $1,354,278) ...................     1,373,763                                      19,485
                                                                           ---------                                    --------
The Value of Contracts to Buy as a Percentage of Net Assets is 14.2%

     Total Open Forward Foreign Currency Contracts, Net ..........................................................      $  8,124
                                                                                                                        ========

-----------------
See Note 1 of the financial statements.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                 GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994


                                                                                     Principal                          % of Net
Fixed Income Investments                                            Currency          Amount        Market Value       Assets (a)
------------------------                                            --------         ---------      ------------       ----------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (78.9%)
   U.S. Treasury Notes: ........................................................          --         $       --           55.4
     7.25% due 5/15/04 .........................................................     520,000            499,525             --
     6.75% due 6/30/99 .........................................................     480,000            460,500             --
     7.75% due 12/31/99 ........................................................     378,000            376,701             --
   Federal National Mortgage Association: ......................................          --                 --            7.5
     7.85% due 9/10/98 .........................................................     100,000             99,292             --
     6.8% due 1/10/03 ..........................................................      90,000             83,109             --
   Federal Home Loan Bank, 5.01% due 11/23/98 ..................................     200,000            180,210            7.5
   Financial Assistance Corporation, 9.375% due 7/21/03 ........................      75,000             80,571            3.3
   Federal Farm Credit Bank, 5.79% due 3/1/99 ..................................      70,000             64,300            2.7
   Federal Home Loan Mortgage Corporation, 6.185% due 11/26/03 .................      70,000             60,145            2.5
                                                                                                     ----------          -----
Total Government & Government Agency Obligations
   (cost $1,997,375) ...........................................................                      1,904,353           78.9
                                                                                                     ----------          -----
SUPRANATIONAL BONDS (11.6%)
   Asia Development Bank, 8% due 4/30/01 .......................................     200,000            198,420            8.2
   International Bank for Reconciliation & Development,
     5.25% due 9/16/03 .........................................................     100,000             82,284            3.4
                                                                                                     ----------          -----
Total Supranational Bonds (cost $295,584) ......................................                        280,704           11.6
                                                                                                     ----------          -----
SHORT-TERM INVESTMENTS (38.8%)
TREASURY BILLS (17.6%)
   U.S. Treasury Bills due 1/5/95, effective yield 1% (cost $424,953) ..........     425,000            424,953           17.6

REPURCHASE AGREEMENT (21.2%)
   Dated December 30, 1994 with State Street Bank & Trust Company, due
     January 3, 1995, for an effective yield of 5.25% collateralized by
     $375,000 U.S. Treasury Bond, 12% due 8/15/13. (Market value
     $516,450, including accrued interest.)(cost $ 511,149) ....................                        511,149           21.2
                                                                                                     ----------          -----
Total Short-Term Investments (cost $936,102) ...................................                        936,102           38.8
                                                                                                     ----------          -----
Total Investments (cost $3,229,061)* ...........................................                      3,121,159          129.3
Other Assets and Liabilities ...................................................                       (706,414)         (29.3)
                                                                                                     ----------          -----
Net Assets .....................................................................                     $2,414,745          100.0
                                                                                                     ==========          =====

-------------------
     (a) Percentages indicated are based on net assets of $2,414,745.
       * For Federal income tax purposes, cost is $3,229,061 and appreciation (depreciation) of securities is as follows:

                             Unrealized appreciation:               $       0
                             Unrealized depreciation:                (107,902)
                                                                    ---------
                             Net unrealized depreciation:           $(107,902)
                                                                    =========


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994


                                                                                                                     % of Net
Equity Investments                                                          Country       Shares    Market Value    Assets (a)
------------------                                                          -------       ------    ------------    ----------
SERVICES (18.0%)
   Ceteco CVA (c) .......................................................   NETH           33,000    $  825,285         3.1
     Retailers-Other
   Mesbla S.A. (Preferred) (c) ..........................................   BRZL        3,339,000       599,915         2.3
     Retailers-Other
   Casa Anglo S.A. (Preferred) (c) ......................................   BRZL        2,528,810       597,827         2.2
     Retailers-Other
   Compania Peruana de Telefonos "B" (c) ................................   PERU          474,000       556,114         2.1
     Telephone Networks
   Grupo Elektra, S.A. de C.V. "CPO" (c) ................................   MEX            73,000       537,340         2.0
     Retailers-Other
   Sears Roebuck de Mexico, S.A. de C.V. "B1" (c) .......................   MEX            66,000       415,052         1.6
     Retailers-Other
   Telefonos de Mexico, S.A. de C.V. "L" ADR (b) ........................   MEX            10,000       410,000         1.5
     Telephone Networks
   Telecomunicacoes Brasileiras S.A. - Telebras: ........................   BRZL               --            --         1.4
     Telephone Networks
     Preferred ..........................................................     --        8,160,000       365,560          --
     Preferred New (c) ..................................................     --          252,135        10,166          --
   Gran Cadena de Almacenes Colombianos 144A ADR (b)(d) .................   COL            20,000       320,000         1.2
     Retailers-Other
   Grupo Marti S.A ......................................................   MEX           218,000       160,915         0.6
     Retailers-Apparel
                                                                                                     ----------
                                                                                                      4,798,174
                                                                                                     ----------

CONSUMER NON-DURABLES (17.9%)
   Panamerican Beverages, Inc. "A" (b) ..................................   MEX            24,800       784,300         3.0
     Beverages-Non alcoholic
   Fomento Economico Mexicano, S.A. de C.V. (Femsa) "B" .................   MEX           252,000       661,955         2.5
     Beverages-Alcoholic
   Tectoy Industria Brinquedos (Preferred) (c) ..........................   BRZL      600,040,000       624,155         2.3
     Toys
   Industrias J B Duarte S.A. (Preferred) ...............................   BRZL      215,600,000       578,501         2.2
     Food
   Buenos Aires Embotelladora, S.A. (BAESA) 144A ADR (b)(d) .............   ARG            15,100       486,975         1.8
     Beverages-Non alcoholic
   Grupo Embotellador de Mexico, S.A. de C.V. 144A GDR (b)(c)(d) ........   MEX            30,000       431,250         1.6
     Beverages-Non alcoholic
   Grupo Herdez S.A. Series A ...........................................   MEX           812,500       402,062         1.5
     Food
   San Juan: ............................................................   PERU               --            --         1.8
     Beverages-Alcoholic
     Common .............................................................     --          128,804       250,879          --
     Class T ............................................................     --          122,439       248,581          --
   Ekco S.A. Series CP (c) ..............................................   MEX           656,000       151,489         0.6
     Household Products
   Inversiones Aledo (c) ................................................   VENZ          463,268        95,379         0.4
     Food
   Industrias Chocolate Lacta S.A. (Preferred) ..........................   BRZL           43,000        50,827         0.2
     Food
                                                                                                     ----------
                                                                                                      4,766,353
                                                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND


                                                                                                                           % of Net
Equity Investments                                                              Country        Shares    Market Value     Assets (a)
------------------                                                              -------        ------    ------------     ----------
MATERIALS/BASIC INDUSTRIES (17.3%)
   Caemi Mineracao E Metal (Preferred) (c) ..................................   BRZL         4,300,000    $  701,418          2.6
     Metals-Steel
   Estrada S.A ..............................................................   ARG             93,000       638,507          2.4
     Paper/Packaging
   Venezolana de Prerreducidos Caroni C.A. - Venprecar 144A GDR(b)(d) .......   VENZ           100,000       625,000          2.4
     Metals-Steel
   Grupo Fernandez Editores BCP (c) .........................................   MEX            501,000       551,616          2.1
     Paper/Packaging
   La Cemento Nacional 144A GDR (b)(c)(d) ...................................   ECDR             1,300       510,141          1.9
     Cement
   Cia de Minas Buenaventura "C" (c) ........................................   PERU            60,000       285,976          1.1
     Gold
   Acos Villares S.A. (Preferred) (c) .......................................   BRZL         1,060,000       269,448          1.0
     Metals-Steel
   Ttolmex S.A. de C.V. Series B2 ...........................................   MEX             30,000       259,794          1.0
     Cement
   Empaques Ponderosa, S.A. de C.V. "B" .....................................   MEX            100,000       257,732          1.0
     Paper/Packaging
   Crisoba A ................................................................   MEX             50,000       255,670          1.0
     Paper/Packaging
   Corporacion Cementera Argentina S.A. (Corcemar) (c) ......................   ARG             32,500       213,433          0.8
     Cement
                                                                                                          ----------
                                                                                                           4,568,735
                                                                                                          ----------
FINANCE (17.1%)
   Uniao Bancos Brasileiros - Unibanco (Preferred "A") (c) ..................   BRZL        33,282,000       986,658          3.7
     Banks-Money Center
   Banco Bradesco de Investimento S.A. (Preferred) (c) ......................   BRZL        92,381,950       786,229          3.0
     Banks-Money Center
   First Financial Caribbean Corporation (b) ................................   US              52,600       592,800          2.2
     Other Financial
   Banco Nacional S.A. (Preferred) ..........................................   BRZL        23,096,000       586,955          2.2
     Banks-Money Center
   Banco Mercantil do Sao Paulo S.A. (Preferred) ............................   BRZL         5,738,000       515,470          1.9
     Banks-Regional
   Grupo Financiero Bancrecer, S.A. de C.V. "B" .............................   MEX            429,810       372,207          1.4
     Banks-Regional
   Interbanc (c) ............................................................   PERU           243,655       367,381          1.4
     Banks-Money Center
   Grupo Financiero Bancomer, S.A. de C.V. "C" ..............................   MEX            620,000       345,155          1.3
     Banks-Money Center
                                                                                                          ----------
                                                                                                           4,552,855
                                                                                                          ----------
CONSUMER DURABLES (10.8%)
   Brasinca Industrial S.A. (Preferred) (c) .................................   BRZL           822,500       729,167          2.7
     Auto Parts
   Iochpe Maxion (Preferred) (c) ............................................   BRZL           693,000       483,298          1.8
     Auto Parts
   Continental 2001 S.A. (Preferred) ........................................   BRZL        17,448,000       470,230          1.8
     Appliances & Household Durables
   Capco Automotive Products Corporation 144A (b)(c)(d) .....................   BRZL            35,000       420,000          1.6
     Auto Parts
   Brasmotor S.A. (Preferred) (c) ...........................................   BRZL         1,000,000       405,437          1.5
     Appliances & Household Durables
   Refripar (Preferred) .....................................................   BRZL       109,412,063       362,120          1.4
     Appliances & Household Durables
                                                                                                          ----------
                                                                                                           2,870,252
                                                                                                          ----------



    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND



                                                                                                                           % of Net
Equity Investments                                                                Country     Shares      Market Value    Assets (a)
------------------                                                                -------     ------      ------------    ----------
CAPITAL GOODS (3.5%)
   John Deere S.A. de C.V. Series A ...........................................   MEX         183,000      $   606,730        2.3
     Machinery & Engineering
   Grupo Tribasa, S.A. de C.V. Sponsored ADR (b)(c) ...........................   MEX          20,000          332,500        1.2
     Construction
                                                                                                           -----------
                                                                                                               939,230
                                                                                                           -----------
MULTI-INDUSTRY/CONGLOMERATE (2.7%)
   Grupo Carso, S.A. de C.V. "A1" (c) .........................................   MEX          53,000          398,866        1.5
     Conglomerate
   Grupo Industrial Alfa, S.A. de C.V. "A" ....................................   MEX          21,000          207,835        0.8
     Conglomerate
   Consolidada Carabobo "B" ...................................................   VENZ        894,000          118,324        0.4
     Miscellaneous
                                                                                                           -----------
                                                                                                               725,025
                                                                                                           -----------
ENERGY (0.9%)
   Industrias Ventane .........................................................   VENZ        474,725          142,418        0.5
     Gas Production & Distribution
   C.A. La Electricidad de Caracas ............................................   VENZ         64,774           92,589        0.3
     Electrical & Gas Utilities
   Centrais Electricas Brasileiras S.A. - Electrobras (Preferred) .............   BRZL         70,347           24,447        0.1
     Electrical & Gas Utilities
                                                                                                           -----------
                                                                                                               259,454
                                                                                                           -----------      -----
Total Equity Investments (cost $24,529,226) ...................................                             23,480,078       88.2
                                                                                                           -----------      -----
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT (11.1%)
   Dated December 30, 1994, with State Street Bank and Trust Company, due
    January 3, 1995, for an effective yield of 5.25% collateralized by
    $2,155,000 U.S. Treasury Bond, 12.0% due 08/15/13. (Market value
    $2,967,868 including accrued interest.) (cost $2,960,863) .................                              2,960,863       11.1
                                                                                                           -----------      -----
Total Investments (cost $27,490,089)* .........................................                             26,440,941       99.3
Other Assets and Liabilities ..................................................                                190,395        0.7
                                                                                                           -----------      -----
Net Assets ....................................................................                            $26,631,336      100.0
                                                                                                           ===========      =====

-----------------
  (a) Percentages indicated are based on net assets of $26,631,336.
  (b) U.S. currency denominated.
  (c) Non-income producing security.
  (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR-American Depository Receipt
GDR-Global Depository Receipt
    * For Federal income tax purposes, cost is $27,605,663 and appreciation (depreciation) of securities is as follows:

                                           Unrealized appreciation:            $ 2,682,375
                                           Unrealized depreciation:             (3,847,097)
                                                                               -----------
                                           Net unrealized depreciation:        $(1,164,722)
                                                                               ===========





    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND

   The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                                   Percentage of Net Assets (a)
                                                   ----------------------------
                                                            Short-Term
              Country                               Equity    & Other   Total
              -------                               ------  ----------  -----
              Argentina .....................          5.0                5.0
              Brazil ........................         35.9               35.9
              Columbia ......................          1.2                1.2
              Ecuador .......................          1.9                1.9
              Mexico ........................         28.5               28.5
              Netherlands ...................          3.1                3.1
              Peru ..........................          6.4                6.4
              United States .................          2.2      11.8     14.0
              Venezuela .....................          4.0                4.0
                                                      ----      ----    -----
              Total .........................         88.2      11.8    100.0
                                                      ====      ====    =====

------------------
   (a) Percentages indicated are based on net assets of $26,631,336.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

                                                                                       % of Net
Fixed Income Investments                         Country    Shares    Market Value     Assets (a)
------------------------                         -------    ------    ------------     ----------
FINANCE (14.1%)
  National Australian Bank Ltd. ..............   AUSL       64,300    $    514,719        2.0
    Banks-Money Center
  Swiss Bank Corp. (Bearer) (b) ..............   SWTZ          971         268,630        1.1
    Banks-Money Center
  CS Holdings (Bearer) .......................   SWTZ          565         241,804        0.9
    Banks-Money Center
  Union Bank of Switzerland (Bearer) (b) .....   SWTZ          253         209,979        0.8
    Banks-Money Center
  Aegon N.V. .................................   NETH        3,025         193,486        0.8
    Insurance-Life
  International Nederlande Group N.V. ........   NETH        3,995         188,769        0.7
    Other Financial
  Fortis Amev N.V. ...........................   NETH        4,423         187,839        0.7
    Other Financial
  Generale de Banque S.A. ....................   BEL           644         164,089        0.6
    Banks-Money Center
  ABN-AMRO Holding N.V.: .....................   NETH        --            --             0.6
    Banks-Regional
    Common ...................................    --         4,498         156,292        --
    Conv. Preferred 6% until 10/31/03 ........    --            55           1,832        --
  Ayala Land, Inc. "B" .......................   PHIL       75,000         117,769        0.5
    Real Estate
  Commercial Union PLC. ......................   UK         13,382         106,243        0.4
    Insurance-Multi-Line
  S.G. Warburg Group PLC .....................   UK          9,300         100,777        0.4
    Other Financial
  National Westminster Bank PLC ..............   UK         12,000         96,398         0.4
    Banks-Money Center
  Dresdner Bank, AG ..........................   GER           330         86,724         0.3
    Banks-Money Center
  MAI PLC: ...................................   UK          --            --             0.3
    Other Financial
    Common ...................................    --        12,400         43,689         --
    Conv. Preferred 5.9% until 8/1/00 ........    --        31,196         42,989         --
  Banco Popular Espanol S.A. (Reg.) ..........   SPN           710         84,466         0.3
    Banks-Money Center
  Hopewell Holdings (b) ......................   HK         94,000         77,761         0.3
    Real Estate
  M & G Group PLC ............................   UK          5,000         76,495         0.3
    Investment Management
  Banco de Santander S.A. ....................   SPN         1,915         73,368         0.3
    Banks-Regional
  Kredietbank N.V. ...........................   BEL           315         66,092         0.3
    Banks-Regional
  Henderson Investment Ltd. ..................   HK         94,000         61,966         0.2
    Real Estate
  Sparebanken (NOR) (Union Bank of Norway) ...   NOR         3,000         58,589         0.2
    Banks-Regional
  Sun Hung Kai Properties Ltd. ...............   HK          9,400         56,134         0.2
    Real Estate
  Gerrard & National Holdings PLC ............   UK          7,080         53,660         0.2
    Securities Broker
  Societe Generale ...........................   FR            475         49,906         0.2
    Banks-Money Center

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                      % of Net
Equity Investments                                         Country     Shares      Market Value      Assets (a)
------------------                                         -------     ------      ------------      ----------
  General Accident Fire and Life Assurance Corp. PLC ...   UK           5,700      $     45,343         0.2
    Insurance-Property-Casualty
  Sedgwick Group PLC ...................................   UK          17,000            40,464         0.2
    Insurance-Multi-Line
  Lloyds Abbey Life PLC ................................   UK           7,000            36,502         0.1
    Insurance-Life
  Amoy Properties Ltd. .................................   HK          39,000            35,287         0.1
    Real Estate
  Compagnie Financiere de Paribas S.A. .................   FR             524            34,838         0.1
    Other Financial
  Compagnie UAP ........................................   FR           1,316            33,963         0.1
    Insurance-Multi-Line
  Commerzbank, AG ......................................   GER            130            27,617         0.1
    Banks-Money Center
  Realty Development Corp. Ltd. "A" ....................   HK          10,000            25,851         0.1
    Real Estate
  IKB Deutsche Industriebank, AG: ......................   GER          --              --              0.1
    Banks-Regional
    Common .............................................    --            100            16,982         --
    Common (New) until 10/95 (b) .......................    --             22             3,615         --
                                                                                   ------------
                                                                                      3,680,927
                                                                                   ------------
ENERGY (11.1%)
--------------
  Penn West Petroleum Ltd. (b) .........................   CAN        100,000           418,955         1.7
    Oil
  Elektrowatt, AG ......................................   SWTZ         1,442           381,301         1.5
    Electrical & Gas Utilities
  Electrabel ...........................................   BEL          1,720           308,399         1.2
    Electrical & Gas Utilities
  Royal Dutch Petroleum Co. ............................   NETH         2,400           261,381         1.0
    Oil
  Reunies Electrobel & Tractebel S.A. ..................   BEL            763           230,652         0.9
    Electrical & Gas Utilities
  Mobil Corp. ..........................................   US           2,400           202,200         0.8
    Oil
  Elf Aquitaine ........................................   FR           2,720           191,488         0.8
    Oil
  Veba, AG .............................................   GER            540           188,287         0.7
    Energy Sources
  RWE, AG ..............................................   GER            480           134,668         0.5
    Electrical & Gas Utilities
  Grupe Bruxelles Lambert S.A. .........................   BEL          1,067           126,201         0.5
    Oil
  Exxon Corp. ..........................................   US           1,700           103,275         0.4
    Oil
  British Gas PLC ......................................   UK          21,000           102,599         0.4
    Gas Production & Distribution
  Pacific Gas & Electric Co. ...........................   US           2,950            71,906         0.3
    Electrical & Gas Utilities
  Shell Transport & Trading Co. PLC ....................   UK           6,530            71,476         0.3
    Oil
  Union Electrica Fenosa S.A. ..........................   SPN          5,000            20,829         0.1
    Electrical & Gas Utilities
  Iberdrola S.A. .......................................   SPN          2,000            12,345         --
    Electrical & Gas Utilities
  Chevron Corp. ........................................   US             160             7,140         --
    Oil
                                                                                   ------------
                                                                                      2,833,102
                                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                       % of Net
Equity Investments                                            Country       Shares    Market Value    Assets (a)
------------------                                            -------       ------    ------------    ----------
SERVICES (9.0%)
  Telecom Corp. of New Zealand Ltd: ......................    NZ              --      $   --          2.2
    Telephone Networks
    Common (NZ registered) ...............................     --           149,200        487,207    --
    Common (AUSL registered) .............................     --            16,960         55,911    --
  AT&T Corp. .............................................    US              5,500        276,375    1.1
    Telephone-Long Distance
  Koninklijke PTT Nederland N.V. .........................    NETH            5,915        199,394    0.8
    Telephone Networks
  Dun & Bradstreet Corp. .................................    US              3,300        181,500    0.7
    Broadcasting & Publishing
  J.C. Penney Company, Inc. ..............................    US              4,020        179,393    0.7
    Retailers-Other
  McGraw Hill, Inc. ......................................    US              2,490        166,519    0.7
    Broadcasting & Publishing
  Tele Danmark AS-B ......................................    DEN             2,570        130,603    0.5
    Telephone Networks
  TNT Ltd. Conv. Preferred 8% until 5/31/97 ..............    AUSL           67,000        119,531    0.5
    Transportation-Road & Rail
  Thorn EMI PLC ..........................................    UK              5,500         89,399    0.4
    Leisure & Tourism
  Granada Group PLC 7.5% Conv. Preferred until 4/30/03 ...    UK             23,482         66,556    0.3
    Broadcasting & Publishing
  British Telecommunications PLC .........................    UK             10,146         59,977    0.2
    Telephone Networks
  Cathay Pacific Airways .................................    HK             36,000         52,349    0.2
    Transportation-Airlines
  Stet Societal Finanziaria Telefonica S.P.A. 144A (c) ...    ITLY           16,000         47,195    0.2
    Telephone Networks
  Dairy Farm International Holdings Ltd. .................    HK             36,000         38,622    0.2
    Retailers-Food
  Sime Darby (Hong Kong) Ltd. ............................    HK             28,000         31,125    0.1
    Wholesale & International Trade
  AirTouch Communications, Inc. (b) ......................    US                900         26,213    0.1
    Wireless Communications
  Pacific Telesis Group ..................................    US                900         25,650    0.1
    Telephone-Regional/Local
  Telecom Italia S.P.A. ..................................    ITLY            4,500         11,719    --
    Telephone Networks
  Mandarin Oriental Hotel Group ..........................    HK             10,000         11,698    --
    Leisure & Tourism
                                                                                      ------------
                                                                                         2,256,936
                                                                                      ------------
MATERIALS/BASIC INDUSTRIES (8.1%)
  Broken Hill Proprietary Co. Ltd. .......................    AUSL           39,927        607,019    2.4
    Misc. Materials & Commodities
  Amcor Ltd ..............................................    AUSL           56,200        406,286    1.6
    Paper/Packaging
  Solvay SA-A ............................................    BEL               691        329,306    1.3
    Chemicals
  Akzo Nobel N.V .........................................    NETH            2,345        270,795    1.1
    Chemicals
  Monsanto Co. ...........................................    US              3,300        232,650    0.9
    Chemicals
  WHX Corp. Conv. Preferred 6.5% until 12/31/49 (b) ......    US              2,500        118,750    0.5
    Metals-Steel
  NOVA Corp. .............................................    CAN             6,000         55,623    0.2
    Chemicals
  BASF AG ................................................    GER               100         20,630    0.1
    Chemicals
                                                                                      ------------
                                                                                         2,041,059
                                                                                      ------------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                             % of Net
Equity Investments                                 Country       Shares     Market Value    Assets (a)
------------------                                 -------       ------     ------------    ----------
CAPITAL GOODS (5.2%)
  General Electric Co., PLC ...................    UK             51,900    $    224,309       0.9
    Aerospace/Defense
  Mannesmann, AG ..............................    GER               770         209,815       0.8
    Machinery & Engineering
  CSF Thomson (b) .............................    FR              6,550         196,028       0.8
    Aerospace/Defense
  Alcatel Alsthom .............................    FR              1,790         152,868       0.6
    Telecom Equipment
  Siemens, AG .................................    GER               357         149,605       0.6
    Telecom Equipment
  Lockheed Corp. ..............................    US              1,550         112,569       0.4
    Aerospace/Defense
  Rolls-Royce PLC .............................    UK             35,900         101,190       0.4
    Aerospace/Defense
  BICC PLC. ...................................    UK             17,200          96,962       0.4
    Electrical Plant/Equipment
  Trafalgar House PLC: ........................    UK              --             --           0.3
    Machinery & Engineering
    Conv. Preferred 6% until 12/31/49 .........     --            44,800          68,049       --
    Common (b) ................................     --             5,500           6,632       --
                                                                            ------------
                                                                               1,318,027
                                                                            ------------
CONSUMER NON-DURABLES (2.5%)
  Noble China Corp. (b) .......................    CAN           100,000         463,524       1.9
    Beverages-Alcoholic
  Booker PLC ..................................    UK             13,800          86,439       0.3
      Food
  Bass PLC. ...................................    UK              6,600          53,174       0.2
    Beverages-Alcoholic
  Associated British Foods Group ..............    UK              4,200          37,225       0.1
    Food
  Burns, Philp & Co. Ltd. .....................    AUSL            2,050           4,850       --
    Food
                                                                            ------------
                                                                                 645,212
                                                                            ------------
HEALTH CARE (2.1%)
  Bristol-Myers Squibb Co. ....................    US              4,700         272,013       1.1
    Pharmaceuticals
  Bayer, AG ...................................    GER             1,110         260,173       1.0
    Pharmaceuticals
                                                                            ------------
                                                                                 532,186
                                                                            ------------
CONSUMER DURABLES (1.0%)
  GKN PLC .....................................    UK             28,600         263,115       1.0
    Auto Parts

CONGLOMERATE (0.2%)
  Hutchison Whampoa Ltd. ......................    HK             13,000          52,595       0.2
      Conglomerate
                                                                            ------------
Total Equity Investments (cost $13,916,378) ...                               13,623,159      53.3
                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                            Principal                      % of Net
Fixed Income Investments                                                       Currency      Amount       Market Value    Assets (a)
------------------------                                                       --------     ---------     ------------    ----------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (25.9%)
  AUSTRALIA (1.1%)
    Australian Government Bond 9% due 9/15/04 ........................         AUD              400,000   $    290,459         1.1

  FRANCE (1.3%)
    France OAT Bond 6.75% due 10/25/04 ...............................         FRF            1,900,000        320,326         1.3

  GERMANY (10.0%)
    Deutschland Republic Bonds: ......................................         DEM                --           --              8.8
      6.75% due 4/22/03 ..............................................          --            2,500,000      1,527,733         --
      6% due 6/20/16 .................................................          --              850,000        439,599         --
      9% due 10/20/00 ................................................          --              400,000        275,405         --
    Treuhandanstalt Bond 6.375% due 7/1/99 ...........................         DEM              500,000        311,229         1.2

  ITALY (6.6%)
    Italy Government Bond 5.125% due 7/29/03 .........................         JPY          100,000,000      1,034,907         4.0
    BTPS Bond 8.5% due 1/1/99 ........................................         ITLY       1,200,000,000        665,276         2.6

  SPAIN (0.6%)
    Spanish Government Bond 10.25% due 11/30/98 ......................         ESP           20,000,000        145,602         0.6

  SWEDEN (1.1%)
    Sweden Government Bond 11% due 1/21/99 ...........................         SEK            2,000,000        274,288         1.1

  UNITED KINGDOM (2.0%)
    Conversion Bonds: ................................................         GBP                --           --              2.0
      9% due 7/12/11 .................................................          --              220,000        356,346         --
      9.5% due 4/18/05 ...............................................          --              100,000        164,129         --

  UNITED STATES (3.2%)
    United States Treasury: ..........................................         USD                --           --              3.2
      Note 7.25% due 5/15/04 .........................................          --              500,000        480,000         --
      Note 8.5% due 11/15/00 .........................................          --              200,000        206,313         --
      Bond 8.125% due 5/15/21 ........................................          --              130,000        132,234         --
                                                                                                          ------------        ----
Total Government & Government Agency Obligations (cost $6,751,618) ...                                       6,623,846        25.9
                                                                                                          ------------        ----
CORPORATE BONDS (5.3%)
  GERMANY (2.2%)
    Siemens Capital Corp. Bond 8% due 6/24/02
      (Issued with warrants) .........................................         USD              180,000        240,300         0.9
    Commerzbank Genus Conv. Bond 7% due 12/31/00 .....................         DEM              187,000        169,649         0.7
    Deutsche Bank, AG Bond 9% due 12/31/02 (Issued with warrants) ....         DEM              175,000        159,666         0.6
    Commerzbank, AG Bond VRN 8.0% due 6/1/07 .........................         DEM                1,000            653         --
    IKB Deutsche Industriebank Bond 6.45% due 3/31/06 ................         DEM                1,500            843         --

  SWITZERLAND (0.1%)
    Elektrowatt, AG Conv. Bond 3% due 4/29/04 ........................         CHF               28,000         17,600         0.1

  UNITED KINGDOM (3.0%)
    Daily Mail & General Trust: ......................................         GBP                --           --              1.1
      Conv. Bond 5.75% due 9/26/03 ...................................          --               86,000        147,463         --
      Conv. Bond 8.75% due 9/27/05 ...................................          --               56,000        141,184         --
    Land Securities: .................................................         GBP                --           --              0.8
      Conv. Bond 9.375% due 7/31/04 ..................................          --              105,000        177,576         --
      Conv. Bond 7% due 9/30/08 ......................................          --               10,000         15,659         --
    S.G. Warburg Group PLC Conv. Bond 6.5% due 8/4/08 ................         GBP               90,000        136,001         0.5
    Elf Enterprises Finance PLC Conv. Bond 8.75% due 6/27/06 .........         GBP               65,000        100,895         0.4
    Reckitt & Colman Capital Conv. Bond 9.5% due 3/31/05 .............         GBP               22,000         48,058         0.2
                                                                                                          ------------        ----
Total Corporate Bonds (cost $1,402,291) ..............................                                       1,355,547         5.3
                                                                                                          ------------        ----
Total Fixed Income Investments (cost $8,153,909) .....................                                       7,979,393        31.2
                                                                                                          ------------        ----

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                             No. of                      % of Net
Warrants (0.0%)                                                                Country      Warrants   Market Value     Assets (a)
---------------                                                                -------      --------   ------------     ----------
  Electrowatt, AG expires 4/28/97 (b) .....................................    SWTZ              140   $      1,872        --
    Electrical & Gas Utilities
  Commerzbank, AG expires 12/10/99 (b) ....................................    GER                 6            105        --
    Banks-Money Center
  Groupe Bruxelles Lambert S.A. expires 12/20/98 (b) ......................    BEL                51            641        --
    Oil
  Henderson Investment Ltd. expires 1/26/96 (b) ...........................    HK              9,400             95        --
    Real Estate
                                                                                                       ------------       -----
Total Warrants (cost $0) ..................................................                                   2,713        --
                                                                                                       ------------       -----
REPURCHASE AGREEMENT (14.0%)
  Dated December 30, 1994 with State Street Bank & Trust Company, due
    January 3, 1995, for an effective yield of 5.25% collateralized by
    $3,595,000 U.S. Treasury Note 6.875% due 10/31/96. (Market value
    $3,591,270, including accrued interest.) (cost $3,589,047) ............                               3,589,047        14.0
                                                                                                       ------------       -----
Total Investments (cost $25,659,334)* .....................................                              25,194,312        98.5
Other Assets and Liabilities ..............................................                                 385,926         1.5
                                                                                                       ------------       -----
Total Net Assets ..........................................................                            $ 25,580,238       100.0
                                                                                                       ============       =====

--------------
(a) Percentages indicated are based on net assets of $25,580,238.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  * For Federal income tax purposes, cost is $25,690,691 and appreciation (depreciation) of securities is as follows:

                     Unrealized appreciation:        $    733,574
                     Unrealized depreciation:          (1,229,953)
                                                     ------------
                     Net unrealized depreciation:    $   (496,379)
                                                     ============

================================================================================

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:


                                               Percentage of Net Assets (a)
                                     ------------------------------------------------
                                                                Short-Term
           Country                   Equity     Fixed Income     & Other        Total
           -------                   ------     ------------    ----------      -----
           Australia .............    6.5            1.1                          7.6
           Belgium ...............    4.8                                         4.8
           Canada ................    3.8                                         3.8
           Denmark ...............    0.5                                         0.5
           France ................    2.6            1.3                          3.9
           Germany ...............    4.2           12.2                         16.4
           Hong Kong .............    1.6                                         1.6
           Italy .................    0.2            6.6                          6.8
           Netherlands ...........    5.7                                         5.7
           New Zealand ...........    2.2                                         2.2
           Norway ................    0.2                                         0.2
           Philippines ...........    0.5                                         0.5
           Spain .................    0.7            0.6                          1.3
           Sweden ................                   1.1                          1.1
           Switzerland ...........    4.3            0.1                          4.4
           United Kingdom ........    7.7            5.0                         12.7
           United States .........    7.8            3.2            15.5         26.5
                                     ----           ----            ----        -----
           Total .................   53.3           31.2            15.5        100.0
                                     ====           ====            ====        =====

--------------
(a) Percentages indicated are based on net assets of $25,580,238.

    The accompanying notes are an integral part of the financial statements.

                      G.T. GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                                                                    Unrealized
                                                                             Market Value   Contract  Delivery     Appreciation
                                                                            (U.S. Dollars)   Price      Date      (Depreciation)
                                                                            --------------  --------  --------    --------------
CONTRACTS TO SELL:
Deutsche Marks ...........................................................    1,169,704     1.49493   03-Feb-95      $   41,053
Deutsche Marks ...........................................................    2,326,483     1.56900   03-Feb-95         (32,028)
French Francs ............................................................      603,188     5.12720   03-Feb-95          24,835
                                                                              ---------                              ----------
Total Contracts to Sell (Receivable amount $4,133,235) ...................    4,099,375                                  33,860
                                                                              ---------                              ----------
The Value of Contracts to Sell as a Percentage of Net Assets is 16.0%.

CONTRACTS TO BUY:
Deutsche Marks ...........................................................      555,771     1.53030   03-Feb-95          (6,210)
French Francs ............................................................      292,228     5.26400   03-Feb-95          (4,125)
                                                                              ---------                              ----------
Total Contracts to Buy (Payable amount $858,334) .........................      847,999                                 (10,335)
                                                                              ---------                              ----------
The Value of Contracts to Buy as a Percentage of Net Assets is 3.3%.

    Total Open Forward Foreign Currency Contracts, Net ...................                                           $   23,525
                                                                                                                     ==========

--------------
See Note 1 of the financial statements.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994





                                                                                                     % of Net
Equity Investments                                          Country    Shares     Market Value      Assets (a)
------------------                                          -------    ------     ------------      ----------
TECHNOLOGY (27.8%)
   Nokia AB Preferred ADR (b) ...........................   FIN          23,000   $ 1,725,000            4.8
     Telecom Equipment
   Broadband Technologies Inc. (c) ......................   US           50,000     1,525,000            4.2
     Telecom Equipment
   U.S. Robotics Inc. (c) ...............................   US           35,000     1,513,750            4.2
     Telecom Equipment
   Cisco Systems, Inc. (c) ..............................   US           38,000     1,334,750            3.7
     Networking
   Glenayre Technologies Inc. (c) .......................   US           18,000     1,039,500            2.9
     Telecom Equipment
   Motorola Inc. ........................................   US           14,600       844,975            2.3
     Telecom Equipment
   Benefon OY  (c) ......................................   FIN           2,500       818,979            2.3
     Telecom Equipment
   Newbridge Networks Corp. (b)(c) ......................   CAN          19,000       726,750            2.0
     Telecom Equipment
   Champion Technology Holdings .........................   HK        1,889,849       393,286            1.1
     Telecom Equipment
   Teledata Communications Ltd. (c) .....................   US           22,800       108,300            0.3
     Telecom Equipment
                                                                                  -----------
                                                                                   10,030,290
                                                                                  -----------
TELEPHONE NETWORKS (25.7%)
   Stet Di Risp .........................................   ITLY        757,000     1,796,152            5.0
   Telefonica de Espana ADR (b) .........................   SPN          50,000     1,756,250            4.9
   Compania de Telefonos de Chile S.A. ADR (b) ..........   CHLE         13,000     1,023,750            2.8
   Telecomunicacoes Brasileiras S.A. - Telebras: ........   BRZL             --            --            2.6
     Preferred ..........................................     --     20,500,000       918,381             --
     Preferred New (c) ..................................     --        376,150        15,166             --
   Telecom Corp. of New Zealand  ADR (b) ................   NZ           15,800       811,725            2.2
   Tele Danmark A.S. ADR (b)(c) .........................   DEN          31,000       790,500            2.2
   British Telecom PLC ADR (b) ..........................   UK           13,100       787,638            2.2
   Koninklijke PTT Nederland N.V ........................   NETH         22,000       741,616            2.1
   Telecom Argentina S.A. Class B .......................   ARG          80,000       390,050            1.1
   Matav (e) ............................................   HGRY          1,000       221,043            0.6
                                                                                  -----------
                                                                                    9,252,271
                                                                                  -----------
WIRELESS COMMUNICATIONS (14.0%)
   Centennial Cellular Corp. Class A (c) ................   US           71,500     1,215,500            3.4
   PriCellular Corp. Class A (c) ........................   US          100,000       975,000            2.7
   Paging Network Inc. (c) ..............................   US           25,000       850,000            2.4
   Telephone and Data Systems Inc. ......................   US           15,200       701,100            1.9
   DDI Corp. ............................................   JPN              60       518,333            1.4
   Star Paging International Holdings Ltd. (d) ..........   HK        1,450,000       449,816            1.2
   Grupo Iusacell S.A. Series "D" ADR (b)(c) ............   MEX          22,000       342,320            1.0
                                                                                  -----------
                                                                                    5,052,069
                                                                                  -----------




    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND


                                                                                                                           % of Net
Equity Investments                                                                Country      Shares       Market Value  Assets (a)
------------------                                                                -------      ------       ------------  ----------
TELEPHONE - LONG DISTANCE (11.9%)
   IDB Communications Group Inc. (c) .......................................      US             210,000    $ 1,929,375      5.4
   Call-Net Enterprises Inc. Class B (c) ...................................      CAN            233,000        913,856      2.5
   PT Indonesia Satellite (Indosat) ADR (b)(c) .............................      INDO            20,000        715,000      2.0
   MCI Communications Corp. ................................................      US              23,400        429,975      1.2
   Philippine Long Distance Telephone Company ADR (b) ......................      PHIL             5,000        275,625      0.8
                                                                                                            -----------
                                                                                                              4,263,831
                                                                                                            -----------
SERVICES (7.6%)
   Cellstar Corporation (c) ................................................      US              55,000      1,244,375      3.5
     Wholesale & International Trade
   Century Telephone Enterprises ...........................................      US              25,500        752,250      2.1
     Telephone-Regional/Local
   Southwestern Bell Corp. .................................................      US               9,360        377,910      1.0
     Telephone-Regional/Local
   IntelCom Group, Inc. (c) ................................................      US              25,000        331,250      0.9
     Telephone-Regional/Local
   Audiovox Corp. Class A (c) ..............................................      US               6,000         46,500      0.1
     Wholesale & International Trade
                                                                                                            -----------
                                                                                                              2,752,285
                                                                                                            -----------
CAPITAL GOODS (5.1%)
   Mannesmann AG ...........................................................      GER              6,740      1,836,560      5.1
     Machinery & Engineering

CABLE TELEVISION (2.9%)
   Tele-Communications Inc. Class A (c) ....................................      US              35,000        761,250      2.1
   Associated Group Inc.: ..................................................      US                  --            --       0.8
     Class A (c) ...........................................................        --             6,500        152,750       --
     Class B (c) ...........................................................        --             6,500        152,750       --
                                                                                                            -----------
                                                                                                              1,066,750
                                                                                                            -----------
CONSUMER DURABLES (0.1%)
   Three Five Systems Inc. (c) .............................................      US                 500         18,188      0.1
     Consumer Electronics

BEVERAGES - ALCOHOLIC (0.0%)
   Bavaria (c) .............................................................      COL              3,000         11,731       --
                                                                                                            -----------     ----
Total Equity Investments (cost $32,543,536) ................................                                 34,283,975     95.1
                                                                                                            -----------     ----
                                                                                                 No. of
WARRANTS (0.0%)                                                                                 WARRANTS
                                                                                                --------
   Star Paging International Holdings Ltd. expires 1996 (c) ................      HK             200,000          5,945       --
     Wireless Communications
                                                                                                            -----------
Total Warrants (cost $0) ..................................................                                      5,945       --
                                                                                                            -----------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                                                                                                       % of Net
                                                                                      Market Value    Assets (a)
                                                                                      ------------    ----------
SHORT-TERM INVESTMENTS (9.2%)
REPURCHASE AGREEMENT
   Dated December 30, 1994, with State Street Bank & Trust Company, due
    January 3, 1995, for an effective yield of 5.25% collateralized by $3,305,000 United States Treasury Notes, 6.875% due 10/31/96.
    (Market value $3,301,571 including accrued interest.)
    (cost $3,299,962) .........................................................       $ 3,299,962        9.2
                                                                                      -----------      -----
Total Investments (cost $35,843,498)* .........................................        37,589,882      104.3
Other Assets and Liabilities ..................................................        (1,561,355)      (4.3)
                                                                                      -----------      -----
Net Assets ....................................................................       $36,028,527      100.0
                                                                                      ===========      =====


------------------
    (a) Percentages indicated are based on net assets of $36,028,527.
    (b) U.S. currency-denominated.
    (c) Non-income producing security.
    (d) Issued with detachable warrants. The current market value of each warrant is zero.
    (e) Restricted securities--At December 31, 1994, the fund owned the following restricted security constituting 0.6% of net assets which may not be publicly sold without registration under the Securities Act of 1933. (Note 1). Additional information on the restricted security is as follows:

                                                                                                                         Market
                                                                                                                          Value
                                                                               Acquisition              Acquisition     Per Share
      Description                                                                 Date        Shares       Cost        at 12/31/94
      -----------                                                              -----------    ------    -----------    -----------
        Matav.............................................................       7/20/94      1,000     $247,819       $221.04

Abbreviation:
ADR-American Depository Receipt
    * For Federal income tax purposes, cost is $35,875,603 and appreciation (depreciation) of securities is as follows:

                              Unrealized appreciation:           $3,882,570
                              Unrealized depreciation:           (2,168,291)
                                                                 ----------
                              Net unrealized appreciation:       $1,714,279
                                                                 ==========


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

The Fund's Portfolio of Investments at December 31, 1994, was concentrated in the following countries:


                                                        Percentage of Net Assets (a)
                                                        ----------------------------
                                                               Short-Term
             Country                              Equity         & Other         Total
             -------                              ------       ----------        -----
             Argentina ......................       1.1                            1.1
             Brazil .........................       2.6                            2.6
             Canada .........................       4.5                            4.5
             Chile ..........................       2.8                            2.8
             Denmark ........................       2.2                            2.2
             Finland ........................       7.1                            7.1
             Germany ........................       5.1                            5.1
             Hong Kong ......................       2.3                            2.3
             Hungary ........................       0.6                            0.6
             Indonesia ......................       2.0                            2.0
             Italy ..........................       5.0                            5.0
             Japan ..........................       1.4                            1.4
             Mexico .........................       1.0                            1.0
             Netherlands ....................       2.1                            2.1
             New Zealand ....................       2.2                            2.2
             Philippines ....................       0.8                            0.8
             Spain ..........................       4.9                            4.9
             United Kingdom .................       2.2                            2.2
             United States ..................      45.2            4.9            50.1
                                                   ----            ---           -----
             Total ..........................      95.1            4.9           100.0
                                                   ====            ===           =====

------------------
   (a) Percentages indicated are based on net assets of $36,028,527.

================================================================================


                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                DECEMBER 31, 1994


                                                                                                                       Unrealized
                                                                             Market Value    Contract     Delivery     Appreciated
                                                                            (U.S. Dollars)     Price        Date     (Depreciation)
                                                                            --------------   --------     --------   --------------
CONTRACTS TO SELL:
Deutsche Marks ...........................................................     1,874,111       1.49493   03-Feb-95        $65,776
Deutsche Marks ...........................................................     1,744,863       1.56900   03-Feb-95        (24,021)
                                                                               ---------                                  -------
Total Contracts to Sell (Receivable amount $3,660,729) ...................     3,618,974                                   41,755
                                                                               ---------                                  -------
The Value of Contracts to Sell as a Percentage of Net Assets is 10.0%.

CONTRACTS TO BUY:
Deutsche Marks ...........................................................       995,218       1.53030   03-Feb-95        (11,121)
                                                                               ---------                                  -------
Total Contracts to Buy (Payable amount $1,006,339) .......................       995,218                                  (11,121)
                                                                               ---------                                  -------
The Value of Contracts to Buy as a Percentage of Net Assets is 2.8%.

     Total Open Forward Foreign Currency Contracts, Net ...........................................................       $30,634
                                                                                                                          =======

----------------
See Note 1 of the financial statements.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

                                                                                                                 % of Net
Equity Investments                                                    Country         Shares   Market Value      Assets (a)
------------------                                                    -------         ------   ------------      ----------
CONSUMER NON-DURABLES (19.6%)
   Cervecerias Backus & Johnston  "T"...............................  PERU           200,000     $  456,460        6.3
     Beverages-Alcoholic
   Embotelladora Lima S.A. (c)......................................  PERU            52,000        320,770        4.4
     Beverages-Non alcoholic
   Panamerican Beverages, Inc. "A" (b)..............................  MEX              9,600        303,600        4.2
     Beverages-Non alcoholic
   Tectoy Industria Brinquedos (Preferred) (c)......................  BRZL       253,900,000        264,104        3.6
     Toys
   Hellenic Biscuit Co. (c).........................................  GREC             5,650         42,039        0.6
     Food
   Compania Cervecerias Unidas S.A. ADR (b).........................  CHLE             1,504         37,788        0.5
     Beverages-Alcoholic
                                                                                                  ---------
                                                                                                  1,424,761
                                                                                                  ---------

FINANCE (16.1%)
   Banco Latino Americano de Exportaciones, S.A. (b)................  PAN             11,600        362,500        5.0
     Banks-Regional
   Ayala Land, Inc. "B".............................................  PHIL           222,000        348,595        4.8
     Real Estate
   Peregrine Investment Holdings Limited............................  HK             205,000        241,130        3.3
     Investment Management
   Grupo Financiero Bancomer, S.A. de C.V. "C"......................  MEX            215,000        119,691        1.6
     Banks-Regional
   Turkiye Garanti Bankasi A.S......................................  TRKY           249,000         63,382        0.9
     Banks-Regional
   Bangkok Bank Public Co. Ltd. (Foreign)...........................  THAI             3,200         34,174        0.5
     Banks-Regional
                                                                                                  ---------
                                                                                                  1,169,472
                                                                                                  ---------

SERVICES (15.5%)
   Grupo Televisa, S.A. de C.V. 144A GDR (b)(d).....................  MEX              9,000        285,750        3.9
     Broadcasting & Publishing
   PT Indonesia Satellite (Indosat) ADR (b)(c)......................  INDO             7,500        268,125        3.7
     Telephone Networks
   Telefonos de Mexico, S.A. de C.V. "L" ADR (b)....................  MEX              6,000        246,000        3.4
     Telephone Networks
   Saha Pathanapibul (Foreign)......................................  THAI            55,100        144,913        2.0
     Wholesale & International Trade
   Telecomunicacoes Brasileiras S.A. - Telebras Sponsored ADR (b)...  BRZL             1,950         87,019        1.2
     Telephone Networks
   Pacific Basin Bulk Shipping - Units (b)..........................  HK               5,000         66,250        0.9
     Transportation-Shipping
   Compania de Telefonos de Chile S.A. ADR (b)......................  CHLE               350         27,563        0.4
     Telephone Networks
                                                                                                  ---------
                                                                                                  1,125,620
                                                                                                  ---------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                                                                                                                 % of Net
Equity Investments                                                      Country        Shares   Market Value      Assets (a)
------------------                                                      -------        ------   ------------      ----------
MATERIALS/BASIC INDUSTRIES (12.0%)
   Hylsamex 144A ADR (b)(c)(d).......................................   MEX            14,100  $     237,938           3.3
     Metals-Steel
   NTS Steel Groups Co. Ltd. (Foreign)...............................   THAI           98,000        214,784           3.0
     Metals-Steel
   Caemi Mineracao E Metal (Preferred) (c)...........................   BRZL        1,150,000        187,589           2.6
     Metals-Ferrous
   Venezolana de Pulpa Y Papel 144A GDR (b)(d).......................   VENZ           56,000        164,500           2.2
     Forest Products
   Kartonsan Karton Sanayi (c).......................................   TRKY           73,000         35,078           0.5
     Forest Products
   Indo Gulf Fertilizers 144A GDR (d)................................   IND             7,500         21,375           0.3
     Chemicals
   TPI Polene Company Ltd. (Foreign).................................   THAI              925          8,257           0.1
     Chemicals
                                                                                                   ---------
                                                                                                     869,521
                                                                                                   ---------


MULTI-INDUSTRY (6.5%)
   Aboitiz Equity Ventures Inc. 144A GDR (b)(c)(d)...................   PHIL        1,104,000        260,033           3.6
     Conglomerate
   Mirgor 144A GDR (b)(c)(d).........................................   ARG            28,000        157,500           2.2
     Auto Parts
   Cesk En Zavody (b)(c)(d)..........................................   CZCH            1,000         48,693           0.7
     Miscellaneous
                                                                                                   ---------
                                                                                                     466,226
                                                                                                   ---------

ENERGY (3.0%)
   Companhia Energetica de Minas Gerais (CEMIG) 144A ADR (b)(c)(d)...   BRZL            8,200        193,823           2.7
     Electrical & Gas Utilities
   Czech Power Company GDR (b)(c)....................................   CZCH              500         23,000           0.3
     Electrical & Gas Utilities
                                                                                                   ---------
                                                                                                     216,823
                                                                                                   ---------

COUNTRY FUNDS (2.0%)
   Harvard Investment Co. Growth Fund (c)............................   CZCH            4,833         93,268           1.3
     Country Funds
   Harvard Investment Co. Dividend Fund (c)..........................   CZCH            2,500         50,125           0.7
     Country Funds
                                                                                                   ---------
                                                                                                     143,393
                                                                                                   ---------

CONSUMER DURABLES (1.9%)
   Consorcio Grupo Dina, S.A. de C.V. ADR (b)........................   MEX            12,500        118,750           1.6
     Automobiles
   Tofas Turk Otomobil Fabrikasi 144A GDR (b)(d).....................   TRKY            5,700         24,567           0.3
     Automobiles
                                                                                                   ---------
                                                                                                     143,317
                                                                                                   ---------

CAPITAL GOODS (1.8%)
   Netas Telekomunik:................................................   TRKY            --            --               1.1
     Telecom Equipment
     New (c).........................................................     --          142,500         45,341           --
     Common (c)......................................................     --          114,000         36,273           --
   Tadiran Ltd. (b)..................................................   ISRL            2,400         50,100           0.7
     Telecom Equipment
                                                                                                   ---------
                                                                                                     131,714
                                                                                                   ---------          ----
Total Equity Investments (cost $6,201,823)                                                         5,690,847          78.4
                                                                                                   ---------          ----


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND


                                                                                                Principal                 % of Net
Fixed Income Investments                                                           Currency      Amount     Market Value  Assets (a)
------------------------                                                           --------     ---------   ------------  ----------
GOVERNMENT OBLIGATION (1.6%)
   Republic of Venezuela, Debt Conversion Bond, 7.6875%
     due 12/18/07 (b)(e)........................................................   USD            250,000   $ 113,594         1.6
                                                                                                            ----------      -----
Total Fixed Income Investments (cost $123,871)..................................                              113,594         1.6
                                                                                                            ----------      -----
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT (21.6%)
   Dated December 30, 1994 with State Street Bank & Trust Company, due
    January 3, 1995, for an effective yield of 5.25% collateralized by
    $1,150,000 United States Treasury Bond, 12.0% due 08/15/13
    (Market Value $1,583,781, including accrued interest.) (cost $1,577,460)....                             1,577,460       21.6
                                                                                                            ----------      -----
Total Investments (cost $7,903,154)*............................................                             7,381,901      101.6
Other Assets and Liabilities....................................................                              (115,276)      (1.6)
                                                                                                            ----------      -----
Net Assets......................................................................                            $7,266,625      100.0
                                                                                                            ==========      =====

------------------
  (a) Percentages indicated are based on net assets of $7,266,625.
  (b) U.S. currency denominated.
  (c) Non-income producing security.
  (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  (e) The coupon rate shown on floating rate note represents the rate at period end.

Abbreviations:

ADR-American Depository Receipt
GDR-Global Depository Receipt

  * For Federal income tax purposes, cost is $7,903,154 and appreciation (depreciation) of securities is as follows:

               Unrealized appreciation:                      $    267,271)
               Unrealized depreciation:                          (788,524)
                                                             ------------
               Net unrealized depreciation:                  $   (521,253)
                                                             ============

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                                          Percentage of Net Assets (a)
                                                  ---------------------------------------------
                                                                            Short-Term
                        Country                   Equity    Fixed Income     & Other      Total
                        -------                   ------    ------------    ----------   ------
                        Argentina                    2.2                                   2.2
                        Brazil                      10.1                                  10.1
                        Chile                        0.9                                   0.9
                        Czech Republic               3.0                                   3.0
                        Greece                       0.6                                   0.6
                        Hong Kong                    4.2                                   4.2
                        India                        0.3                                   0.3
                        Indonesia                    3.7                                   3.7
                        Israel                       0.7                                   0.7
                        Mexico                      18.0                                  18.0
                        Panama                       5.0                                   5.0
                        Peru                        10.7                                  10.7
                        Philippines                  8.4                                   8.4
                        Thailand                     5.6                                   5.6
                        Turkey                       2.8                                   2.8
                        United States                                        20.0         20.0
                        Venezuela                    2.2        1.6                        3.8
                                                    ----        ---          ----        -----
                        Total                       78.4        1.6          20.0        100.0
                                                    ====        ===          ====        =====

----------------------
(a) Percentages indicated are based on net assets of $7,266,625.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

                                                                                                         % of Net
Equity Investments                                                Shares              Market Value      Assets (a)
------------------                                                ------              ------------      ----------
TECHNOLOGY (20.8%)
  Seagate Technology (b)....................................       18,000              $  432,000           2.8
    Computers & Peripherals
  Lattice Semiconductor Corp. (b)...........................       24,700                 413,725           2.7
    Semiconductors
  Applied Materials Inc. (b)................................        9,600                 405,600           2.7
    Semiconductors
  BMC Software (b)..........................................        6,600                 375,375           2.5
    Software
  Cirrus Logic Inc. (b).....................................       15,800                 355,500           2.3
    Semiconductors
  Integrated Device Technology Inc. (b).....................       11,500                 339,250           2.2
    Semiconductors
  Cisco Systems Inc. (b)....................................        8,900                 312,613           2.0
    Networking
  Dallas Semiconductor Corp. (b)............................       16,400                 272,650           1.8
    Semiconductors
  S3 Incorporated (b).......................................       13,100                 206,325           1.4
    Semiconductors
  Excalibur Technology Corp. (b)(c).........................       11,000                  63,250           0.4
    Software                                                                           ----------
                                                                                        3,176,288
                                                                                       ----------
SERVICES (9.7%)
  Proffitt's Inc. (b).......................................       13,100                 291,475           1.9
    Retailers-Other
  United Video Satellite Group Inc. Class A (b).............       10,600                 254,400           1.7
    Cable Television
  Savoy Pictures Entertainment Inc. (b).....................       37,200                 241,800           1.6
    Leisure & Tourism
  Equity Inns Inc...........................................       21,700                 238,700           1.5
    Leisure & Tourism
  Rio Hotel and Casino Inc. (b).............................       16,200                 196,425           1.3
    Leisure & Tourism
  Friedman's Inc. Class A (b)...............................       10,400                 179,400           1.2
    Retailers-Other
  The Buckle Inc. (b).......................................        7,600                  81,700           0.5
    Retailers-Apparel                                                                  ----------
                                                                                        1,483,900
                                                                                       ----------

FINANCE (9.2%)
  Leader Financial Corp. (b)................................       17,600                 363,000           2.4
    Savings & Loan
  Advanta Corporation Class B...............................       13,200                 333,300           2.2
    Consumer Finance
  Mid-America Apartment Communities Inc.....................        8,000                 214,000           1.4
    Real Estate
  Signet Banking Corp.......................................        7,100                 203,238           1.3
    Banks-Regional
  Trans Financial Bancorp Inc...............................       10,100                 131,300           0.9
    Savings & Loan
  RFS Hotel Investors Inc...................................        8,500                 124,313           0.8
    Real Estate
  Capitol American Financial Corp...........................        1,400                  32,200           0.2
    Insurance-Multi-Line                                                               ----------
                                                                                        1,401,351
                                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

                                                                                                         % of Net
Equity Investments                                                Shares              Market Value      Assets (a)
------------------                                                ------              ------------      ----------
CONSUMER NON-DURABLES (7.9%)
  Haggar Corp...............................................       18,400              $  464,600           3.0
    Textiles & Apparel
  Premark International Inc.................................        8,100                 362,60           12.4
    Household Products
  Drypers Corp. (b).........................................       15,300                 191,250           1.3
    Personal Care/Cosmetics
  Varsity Spirit Corp. (b)..................................        9,900                 180,675           1.2
    Textiles & Apparel                                                                 ----------
                                                                                        1,199,126
                                                                                       ----------


CONSUMER DURABLES (5.3%)
  Eaton Corp................................................        8,900                 440,474           2.9
    Auto Parts
  Syratech Corp. (b)........................................       10,500                 192,938           1.3
    Appliances & Household Durables
  Lifetime Hoan Corp. (b)...................................       14,300                 168,025           1.1
    Appliances & Household Durables                                                    ----------
                                                                                          801,437
                                                                                       ----------

HEALTH CARE (4.3%)
  Health Systems International Inc. Class A (b).............       12,900                 391,838           2.6
    Health Care Services
  Nellcor Inc. (b)..........................................        3,300                 108,900           0.7
    Medical Technology & Supplies
  Abaxis Inc. (b)...........................................       34,000                 106,250           0.7
    Medical Technology & Supplies
  Grancare Inc. (b).........................................        2,400                  42,000           0.3
    Health Care Services                                                               ----------
                                                                                          648,988
                                                                                       ----------

CAPITAL GOODS (0.7%)
  OfficeMax Inc.............................................        4,100                 108,650           0.7
    Office Equipment
                                                                                       ----------          ----
Total Equity Investments (cost $8,338,044)..................                            8,819,740          57.9
                                                                                       ----------          ----

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

SHORT-TERM INVESTMENTS
----------------------                                                              Principal                            % of Net
                                                                                      Amount          Market Value       Assets (a)
                                                                                    ---------        ------------       ----------
TREASURY BILLS (26.2%)

United States Treasury Bill due 1/5/95.........................................     4,000,000        $  3,999,556          26.2
    Government/Agency (cost $3,999,556)

REPURCHASE AGREEMENT (20.1%)

Dated December 30, 1994, with State Street Bank and Trust
    Company due January 3, 1995, for an effective yield of 5.25%
    collateralized by $2,235,000 United States Treasury Bond, 12.0%
    due 08/15/13.(Market Value $3,078,044, including accrued interest.)
    (cost $3,073,896).........................................................                          3,073,896          20.1
                                                                                                      -----------         -----
Total Short-Term Investments (cost $7,073,452)................................                          7,073,452          46.3
                                                                                                      -----------         -----
Total Investments (cost $15,411,496)*.........................................                         15,893,192         104.2
Other Assets and Liabilities..................................................                           (635,926)         (4.2)
                                                                                                      -----------         -----
Net Assets....................................................................                        $15,257,266         100.0
                                                                                                      ===========         =====

--------------
   (a) Percentages indicated are based on net assets $15,257,266.
   (b) Non-income producing security.
   (c) The following is a restricted security bought from a private placement and is subject to restriction from public resale:

                                                                                     Market Value
                                                Acquistion                           Per Share at
                                                   Date        Shares     Cost         12/31/94
                                                ----------     ------     ----       ------------
   Excalibur Technology Corp................     4/19/94       11,000    $88,000        $5.75

   * For Federal income tax purposes, cost is $15,425,837 and appreciation (depreciation) of securities is as follows:

                     Unrealized appreciation:              $ 957,949
                     Unrealized depreciation:               (490,594)
                                                           ---------
                     Net unrealized appreciation:          $ 467,355
                                                           =========

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994

                                                                                                    % of Net
Equity Investments                                      Country        Shares      Market Value    Assets (A)
------------------                                      -------        ------      ------------    ----------
FINANCE (18.8%)
Phatra Thanakit Co. Ltd. (Foreign) ...............        THAI          67,500     $   521,817        2.7
  Investment Management
Ayala Land, Inc. "B" .............................        PHIL         250,000         392,562        2.0
  Real Estate
Development & Commercial Bank Bhd ................        MAL          150,000         364,420        1.9
  Banks-Money Center
Bangkok Bank Public Co. Ltd.(Foreign) ............        THAI          30,000         320,383        1.6
  Banks-Money Center
Development Bank of Singapore (Foreign) ..........        SING          30,000         309,066        1.6
  Banks-Money Center
Westpac Banking Corporation Ltd.: ................        AUSL            --              --          1.4
  Banks-Money Center
  Common .........................................        --            76,747         258,959        --
  6.5% Conv. Preferred until 6/30/98 .............        --             2,800          15,529        --
Siam Commercial Bank Public Co. Ltd. (Foreign) ...        THAI          25,000         229,129        1.2
  Banks-Money Center
Public Finance Berhad (Foreign) ..................        MAL          120,000         199,373        1.0
  Banks-Money Center
PT Lippo Bank (Foreign) ..........................        INDO         120,000         185,708        1.0
  Banks-Money Center
Kay Hian James Capel Holdings Ltd. (Foreign) .....        SING         144,000         181,978        0.9
  Securities Broker
Siam City Bank Ltd. (Foreign) ....................        THAI         140,000         178,522        0.9
  Banks-Money Center
Bank of East Asia, Ltd. ..........................        HK            31,801         127,015        0.7
  Banks-Money Center
Hang Seng Bank ...................................        HK            16,030         114,996        0.6
  Banks-Money Center
HSBC Holdings PLC ................................        HK            10,000         107,930        0.6
  Banks-Money Center
PT Bank Bali (Foreign) ...........................        INDO          40,000          92,854        0.5
  Banks-Money Center
Cheung Kong (Holdings) Ltd. ......................        HK            10,000          40,716        0.2
  Real Estate
                                                                                   -----------
                                                                                     3,640,957
                                                                                   -----------
MATERIALS/BASIC INDUSTRY (15.9%)
Broken Hill Proprietary Company Ltd. .............        AUSL          33,606         510,398        2.6
  Misc. Materials & Commodities
TPI Polene Company Ltd. (Foreign) (c) ............        THAI          55,375         494,282        2.5
  Chemicals
PT Barito Pacific Timber (Foreign) (c) ...........        INDO         245,000         387,517        2.0
  Forest Products
Western Mining Corporation Holdings Limited ......        AUSL          66,000         382,935        2.0
  Metals-Non-Ferrous
Carter Holt Harvey Limited .......................        NZ           150,000         307,338        1.6
  Forest Products
Siam Cement Co. Ltd. (Foreign) ...................        THAI           5,000         299,661        1.5
  Cement
Amcor Ltd. .......................................        AUSL          40,000         289,172        1.5
  Paper/Packaging
Royal Ceramic Industry Company, Ltd. (Local) .....        THAI         100,000         127,515        0.7
  Building Materials & Components
Normandy Poseidon Ltd. ...........................        AUSL          86,794         126,569        0.7
  Gold

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                                                                                                           % of Net
Equity Investments                                             Country        Shares        Market Value  Assets (A)
------------------                                             -------        ------        ------------  ----------
PT Ekadharma Tape Industries ............................        INDO          66,000        $   105,143     0.5
  Chemicals
Hong Leong Industries Bhd ...............................        MAL           12,000             62,069     0.3
  Building Materials & Components
                                                                                             -----------
                                                                                               3,092,599
                                                                                             -----------
SERVICES (15.3%)
Mandarin Oriental Hotel Group ...........................        HK           370,000            432,818     2.2
  Leisure & Tourism
International Container Terminal Services (ICTS) (c) ....        PHIL         350,000            282,025     1.5
  Transportation-Shipping
Overseas Union Enterprises Ltd. .........................        SING          40,000            226,648     1.1
  Leisure & Tourism
News Corporation Ltd.: ..................................        AUSL            --                 --       1.2
  Broadcasting & Publishing
  Common ................................................        --            40,078            156,992     --
  Preferred .............................................        --            20,039             69,014     --
PT Modern Photo Film Company ............................        INDO          50,000            211,652     1.1
  Retailers-Other
Matichon Newspaper Group (Foreign) (c) ..................        THAI          30,000            193,664     1.0
  Broadcasting & Publishing
Apollo Enterprises Ltd. .................................        SING         200,000            189,560     1.0
  Leisure & Tourism
Telekom Malaysia Bhd. (c) ...............................        MAL           25,000            169,475     0.9
  Telephone Networks
Telecom Corporation of New Zealand Ltd. .................        NZ            48,000            156,742     0.8
  Telephone Networks
AAPC Limited ............................................        AUSL         235,500            138,830     0.7
  Leisure & Tourism
Ito-Yokado Co. Ltd. .....................................        JPN            2,000            107,082     0.6
  Retailers-Other
Shimamura Co. Ltd. ......................................        JPN            2,000            100,452     0.5
  Retailers-Apparel
Autobacs Seven ..........................................        JPN              800             95,630     0.5
  Retailers-Other
Ten Allied Co. ..........................................        JPN            3,000             84,380     0.4
  Restaurants
Philippine Long Distance Telephone Company ADR (b) ......        PHIL           1,500             82,688     0.4
  Telephone-Long Distance
Marui Co., Ltd. .........................................        JPN            4,000             73,129     0.4
  Retailers-Other
Hankyu Department Store .................................        JPN            4,000             51,431     0.3
  Retailers-Other
Asatsu ..................................................        JPN            1,000             49,021     0.2
  Business & Public Services
Malaysian Airlines System Bhd. (c) ......................        MAL           16,000             47,962     0.2
  Transportation-Airlines
Thai Airways International Ltd. .........................        THAI          17,000             36,920     0.2
  Transportation-Airlines
High Fashion International (c) ..........................        HK           170,000             22,853     0.1
  Retailers-Apparel
                                                                                             -----------
                                                                                               2,978,968
                                                                                             -----------
CONSUMER DURABLES (11.2%)
Samsung Electronics Co.: ................................        KOR             --                 --       1.9
  Consumer Electronics
  144A GDR (b)(c)(d) ....................................        --             7,000            350,000     --
  New GDR (b)(c)(d) .....................................        --               290             14,500     --
Johnson Electric Holdings (c) ...........................        HK           140,000            321,205     1.7
  Auto Parts
Edaran Otomobil Nasional Bhd ............................        MAL           40,000            304,075     1.6
  Automobiles

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                                                                                                           % of Net
Equity Investments                                             Country        Shares        Market Value  Assets (A)
------------------                                             -------        ------        ------------  ----------
PT Astra International (Foreign) ........................        INDO         118,800        $   227,110     1.2
  Automobiles
Diversified Resources Bhd. (c) ..........................        MAL          100,000            225,313     1.2
  Automobiles
Hyundai Motor Co. 144A GDR (b)(c)(d) ....................        KOR           12,000            225,000     1.1
  Automobiles
Futuris Corporation Ltd. ................................        AUSL         200,000            172,200     0.9
  Auto Parts
GP Batteries International Ltd. (b) .....................        SING          48,000            132,000     0.7
  Consumer Electronics
Mr Max ..................................................        JPN            3,300             85,193     0.4
  Appliances & Household Durables
Tokai Rubber Industries .................................        JPN            2,000             33,752     0.2
  Auto Parts
Singer Thailand Ltd.: ...................................        THAI            --                 --       0.2
  Appliances & Household Durables
  Foreign ...............................................        --             3,500             29,847     --
  Local .................................................        --             1,500             12,791     --
Jardine International Motor Holdings Ltd. ...............        HK            20,000             21,069     0.1
  Automobiles
                                                                                             -----------
                                                                                               2,154,055
                                                                                             -----------

COUNTRY FUNDS (5.9%)
India Growth Fund, Inc. (b) .............................        IND           25,000            481,250     2.5
Korea Fund, Inc. (b) ....................................        KOR           20,565            467,854     2.4
Taiwan Fund, Inc. (b) ...................................        TWN            4,000            115,500     0.6
R.O.C. Taiwan Fund (b) ..................................        TWN            7,000             83,125     0.4
                                                                                             -----------
                                                                                               1,147,729
                                                                                             -----------
CAPITAL GOODS (5.3%)
E.R.G. Australia Limited (c) ............................        AUSL         200,000            333,540     1.7
  Electrical Plant/Equipment
United Engineers (Malaysia) Ltd. ........................        MAL           42,000            207,367     1.1
  Construction
International Engineering Public Company Ltd. (Foreign) .        THAI          24,000            202,750     1.0
  Telecom Equipment
Uniphone Telecommunications Bhd .........................        MAL           80,000            154,859     0.8
  Telecom Equipment
PT United Tractors (Local) ..............................        INDO          50,000            106,964     0.6
  Machinery & Engineering
Mitsubishi Heavy Industries Ltd. ........................        JPN            3,000             22,903     0.1
  Machinery & Engineering
                                                                                             -----------
                                                                                               1,028,383
                                                                                             -----------
TECHNOLOGY (4.6%)
Hosiden Electronics .....................................        JPN           20,000            429,935     2.2
  Computers & Peripherals
Varitronix International Ltd. ...........................        HK           250,000            355,458     1.8
  Computers & Peripherals
Kyocera Corporation .....................................        JPN            1,000             74,234     0.4
  Semiconductors
Tokyo Electron Ltd. .....................................        JPN            1,000             31,140     0.2
  Semiconductors
                                                                                             -----------
                                                                                                 890,767
                                                                                             -----------
MULTI-INDUSTRY/CONGLOMERATE (4.3%)
First Pacific Company Ltd. ..............................        HK           570,000            416,274     2.2
  Conglomerate
Straits Steamship Land Ltd. .............................        SING         120,000            412,088     2.1
  Conglomerate
                                                                                             -----------
                                                                                                 828,362
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                                                                                                           % of Net
Equity Investments                                             Country        Shares        Market Value  Assets (A)
------------------                                             -------        ------        ------------  ----------
CONSUMER NON-DURABLES (2.6%)
Seafresh Industry (c) ...................................        THAI          35,000        $   181,311     0.9
  Food
Reliance Industries Ltd. 144A GDR (b)(c)(d) .............        IND            8,000            156,000     0.8
  Textiles & Apparel
Sega Enterprises ........................................        JPN            1,000             57,760     0.3
  Toys
Magnum Corporation Bhd ..................................        MAL           30,000             53,840     0.3
  Recreation
Sri Charoen Industries Ltd. .............................        THAI           6,000             31,560     0.2
  Household Products
Essex International Company Ltd. (c) ....................        THAI          10,000             27,296     0.1
  Other Consumer Goods
                                                                                             -----------
                                                                                                 507,767
                                                                                             -----------
ENERGY (2.0%)
Oil Search Ltd. .........................................        AUSL         560,000            403,971     2.0
  Oil

HEALTH CARE (1.6%)
PT Dankos Laboratories (Foreign) (c) ....................        INDO          46,500            240,225     1.2
  Pharmaceuticals
Sankyo Co. Ltd. .........................................        JPN            2,000             49,824     0.3
  Pharmaceuticals
SRL Inc. ................................................        JPN            1,000             18,081     0.1
  Health Care Services
                                                                                             -----------
                                                                                                 308,130
                                                                                             -----------    ----
TOTAL EQUITY INVESTMENTS (COST $17,764,239) .............                                     16,981,688    87.5
                                                                                             -----------    ----

                                                                            Principal
Fixed Income Investments                                       Currency       Amount
------------------------                                       --------     ---------
CORPORATE BONDS (2.0%)
ACER Inc., Conv. Bond 4% due 6/10/21 ....................        USD           80,000            192,400     1.0
  Taiwanese Corporate Bond
Daewoo Corp., Conv. Bond, 0% due 12/31/04 ...............        USD          265,000            191,463     1.0
  Korean Corporate Bond
United Engineers (Malaysia) Ltd., Convertible Unsecured
 Loan Stock, 4% until 5/22/99 ...........................        MYR           21,000              8,969     --
  Malaysian Corporate Bond
                                                                                             -----------    ----
TOTAL FIXED INCOME INVESTMENTS (COST $396,821) ..........                                        392,832     2.0
                                                                                             -----------    ----
                                                                             No. of
                                                                             Rights/
                                                               Country      Warrants
                                                               -------      --------
RIGHTS (0.0%)
Development & Commercial Bank Bhd. expires 1/12/95 (c) ..        MAL           37,500                  0     --
  Banks-Money Center
                                                                                             -----------    ----
Total Rights (cost $0)                                                                                 0     --
                                                                                             -----------    ----
WARRANTS (0.1%)
Uniphone Telecommunications Bhd. expires 9/7/99 (c) .....        MAL           20,000             13,402     0.1
  Telecom Technology
                                                                                             -----------    ----
Total Warrants (cost $4,556) ............................                                         13,402     0.1
                                                                                             -----------    ----

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                                                                                                             % of Net
Short-Term Investments                                                                       Market Value   Assets (A)
----------------------                                                                       ------------   ----------
REPURCHASE AGREEMENT (9.8%)
Dated December 30, 1994, with State Street Bank and Trust Company, due
  January 3, 1995, for an effective yield of 5.25% collateralized by
  $1,380,000 U.S. Treasury Bond, 12.0% due 08/15/13. (Market value
  $1,900,538 including accrued interest.)
  (Cost $1,895,553) ....................................................                     $ 1,895,553         9.8
                                                                                             -----------       -----
Total Investments (cost $20,061,169)* ..................................                      19,283,475        99.4
Other Assets and Liabilities ...........................................                         107,756         0.6
                                                                                             -----------       -----
Net Assets .............................................................                     $19,391,231       100.0
                                                                                             ===========       =====

--------------
(a) Percentages indicated are based on net assets of $19,391,231.
(b) U.S. currency denominated.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR-American Depository Receipt
GDR-Global Depository Receipt
  * For Federal income tax purposes, cost is $20,061,169 and appreciation (depreciation) of securities is as follows:

                     Unrealized appreciation:           $  1,303,594
                     Unrealized depreciation:             (2,081,288)
                                                        ------------
                     Net unrealized depreciation:       $   (777,694)
                                                        ============

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                             Percentage of Net Assets (a)
                               ------------------------------------------------------
                                           Fixed     Rights &      Short-Term
      Country                  Equity      Income    Warrants        & Other    Total
      -------                  ------      ------    --------      ----------   -----
      Australia ..........      14.7                                             14.7
      Hong Kong ..........      10.2                                             10.2
      India ..............       3.3                                              3.3
      Indonesia ..........       8.1                                              8.1
      Japan ..............       7.1                                              7.1
      Korea ..............       5.4        1.0                                   6.4
      Malaysia ...........       9.3        0.0         0.1                       9.4
      New Zealand ........       2.4                                              2.4
      Philippines ........       3.9                                              3.9
      Singapore ..........       7.4                                              7.4
      Taiwan .............       1.0        1.0                                   2.0
      Thailand ...........      14.7                                             14.7
      United States ......                                            10.4       10.4
                                ----        ---         ---           ----      -----
      Total ..............      87.5        2.0         0.1           10.4      100.0
                                ====        ===         ===           ====      =====

--------------

(a) Percentages indicated are based on net assets of $19,391,231.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL VARIABLE EUROPE FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1994








                                                                                            % of Net
Equity Investments                                  Country      Shares    Market Value    Assets (a)
------------------                                  -------      ------    ------------    ----------
FINANCE (18.9%)
   Anglo-Irish Bank Corporation PLC .............   UK          500,000     $  422,800         2.8
     Banks-Money Center
   Cetelem Group ................................   FR            1,700        304,055         2.0
     Consumer Finance
   Cardif S.A ...................................   FR            2,000        264,444         1.8
     Insurance-Multi-Line
   Banco de Santander S.A .......................   SPN           6,000        229,875         1.5
     Banks-Money Center
   Skandinaviska Enskilda Banken "A" Free (b) ...   SWDN         40,000        228,885         1.5
     Banks-Money Center
   Deutsche Bank AG .............................   GER             400        185,962         1.2
     Banks-Money Center
   Baloise Holding Ltd. (Registered) ............   SWTZ            100        181,888         1.2
     Insurance-Multi-Line
   CS Holdings (Bearer) .........................   SWTZ            400        171,188         1.1
     Banks-Money Center
   Lloyds Bank PLC ..............................   UK           15,000        129,776         0.9
     Banks-Money Center
   Assicurazioni Generali S.P.A .................   ITLY          5,500        129,482         0.9
     Insurance-Multi-Line
   Perpetual PLC ................................   UK            7,000        125,509         0.8
     Investment Management
   M & G Group PLC ..............................   UK            7,400        113,213         0.8
     Investment Management
   Istituto Mobiliare Italiano S.P.A. ADR (c) ...   ITLY          6,000        110,250         0.7
     Banks-Money Center
   National Westminster Bank PLC ................   UK           11,500         92,382         0.6
     Banks-Money Center
   Axa ..........................................   FR            1,776         82,289         0.5
     Insurance-Multi-Line
   Aegon N.V ....................................   NETH          1,029         65,817         0.4
     Insurance-Life
   Unitas Bank Ltd. "A" (b) .....................   FIN          14,000         36,098         0.2
     Banks-Money Center
                                                                            ----------
                                                                             2,873,913
                                                                            ----------
SERVICES (15.6%)
   British Airport Authority PLC ................   UK           40,000        296,273         2.0
     Transportation-Airlines
   Ecco Travail Temporaire S.A ..................   FR            5,000        279,989         1.9
     Business & Public Services
   Marieberg Tidnings AB-A Free .................   SWDN         10,000        226,193         1.5
     Broadcasting & Publishing
   Euro RSCG Worldwide, S.A .....................   FR            2,028        208,896         1.4
     Broadcasting & Publishing
   Telecom Italia S.P.A. (b) ....................   ITLY         80,000        208,331         1.4
     Telephone Networks
   Granada Group PLC ............................   UK           25,168        201,785         1.3
     Leisure & Tourism
   Stet Societa' Finanziaria Telfonica S.P.A ....   ITLY         60,000        176,982         1.2
     Telephone Networks
   Macintosh N.V ................................   NETH          6,250        160,266         1.1
     Retailers-Other

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL VARIABLE EUROPE FUND


                                                                                            % of Net
Equity Investments                                  Country     Shares    Market Value    Assets (a)
------------------                                  -------     ------    ------------    ----------
   Telefonica de Espana .........................   SPN          12,000     $  141,847         1.0
     Telephone Networks
   S.I.T.A ......................................   FR            1,000        129,787         0.9
     Business & Public Services
   Bremer Vulkan Verbund AG (b) .................   GER           1,500         91,141         0.6
     Transportation-Shipping
   National Express Group PLC ...................   UK           20,000         89,884         0.6
     Transportation-Road & Rail
   Hagemeyer N.V ................................   NETH            898         73,221         0.5
     Wholesale & International Trade
   Elsevier N.V .................................   NETH          3,000         31,290         0.2
     Broadcasting & Publishing
                                                                            ----------
                                                                             2,315,885
                                                                            ----------
CAPITAL GOODS (14.4%)
   Allgon AB-A Free .............................   SWDN         25,200        475,004         3.2
     Telecom Equipment
   Nokia AB: ....................................   FIN              --             --         2.6
     Telecom Equipment
     Preferred Free .............................     --          2,000        295,044          --
     Common .....................................     --            600         88,513          --
   Bilfinger & Berger Bau AG ....................   GER             565        288,209         1.9
     Machinery & Engineering
   General Electric PLC .........................   UK           60,000        259,317         1.7
     Aerospace/Defense
   Costain Group PLC (b) ........................   UK          500,000        168,337         1.1
     Construction
   Weir Group PLC ...............................   UK           37,971        167,677         1.1
     Machinery & Engineering
   Siebe PLC ....................................   UK           19,000        165,424         1.1
     Industrial Components
   Mannesmann AG ................................   GER             503        137,061         0.9
     Machinery & Engineering
   Alcatel Alsthom ..............................   FR            1,326        113,242         0.8
     Telecom Equipment
                                                                            ----------
                                                                             2,157,828
                                                                            ----------
MATERIALS/BASIC INDUSTRY (13.4%)
   Hoechst AG ...................................   GER           2,000        435,204         2.9
     Chemicals
   RTZ Corporation PLC (Registered) (b) .........   UK           19,000        246,351         1.6
     Metals-Non-Ferrous
   British Steel PLC ............................   UK          100,000        241,152         1.6
     Metals-Steel
   Burgo (Cartiere) S.P.A. (b) ..................   ITLY         35,999        238,809         1.6
     Forest Products
   Montedison S.P.A. (b) ........................   ITLY        300,000        226,412         1.5
     Chemicals
   Meyer International PLC ......................   UK           40,000        223,614         1.5
     Building Materials & Components
   Outokumpu OY "A" (b) .........................   FIN          12,000        220,649         1.5
     Metals-Non-Ferrous
   Repola OY ....................................   FIN          10,000        180,704         1.2
     Forest Products
                                                                            ----------
                                                                             2,012,895
                                                                            ----------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL VARIABLE EUROPE FUND


                                                                                            % of Net
Equity Investments                                  Country     Shares    Market Value    Assets (a)
------------------                                  -------     ------    ------------    ----------
CONSUMER DURABLES (9.1%)
   Merloni Elettrodomestici S.P.A ...............   ITLY         80,000    $   306,078         2.0
     Appliances & Household Durables
   Volvo AB-B Free ..............................   SWDN         15,000        282,741         1.9
     Automobiles
   Lucas Industries PLC .........................   UK           80,000        258,064         1.7
     Auto Parts
   Volkswagen AG ................................   GER             800        220,056         1.5
     Automobiles
   C.H.A. Chemie Holding AG .....................   GER             600        126,997         0.9
     Appliances & Household Durables
   Mayflower Corporation PLC ....................   UK          150,000        119,793         0.8
     Auto Parts
   Bellway PLC ..................................   UK           15,200         47,604         0.3
     Housing
                                                                           -----------
                                                                             1,361,333
                                                                           -----------
ENERGY (4.1%)
   British Petroleum Company PLC ................   UK           45,000        299,836         2.0
     Oil
   BBC Brown Boveri AG (Bearer) .................   SWTZ            300        258,387         1.7
     Energy Equipment & Services
   Motor-Columbus Ltd. (b) ......................   SWTZ             40         56,859         0.4
     Electrical & Gas Utilities
                                                                           -----------
                                                                               615,082
                                                                           -----------
CONSUMER NON-DURABLES (3.9%)
   Polygram .....................................   NETH          7,000        325,516         2.2
     Recreation
   Viscofan Industria Navarra de Envolturas
   Celulosicas S.A. .............................   SPN          12,000        182,440         1.2
     Food
   Parmalat Finanziaria S.P.A ...................   ITLY         65,000         68,189         0.5
     Food
                                                                           -----------
                                                                               576,145
                                                                           -----------
MULTI-INDUSTRY/MISC. (3.7%)
   Hanson PLC ...................................   UK           83,000        300,235         2.0
     Conglomerate
   Fitzwilton PLC ...............................   IRL         250,000        156,592         1.0
     Conglomerate
   Wassall PLC ..................................   UK           25,000        111,181         0.7
     Conglomerate
                                                                           -----------
                                                                               568,008
                                                                           -----------
HEALTH CARE (3.4%)
   Sulzer AG (Registered) .......................   SWTZ            200        138,479         0.9
     Medical Technology & Supplies
   Zeneca Group PLC .............................   UK           10,000        137,567         0.9
     Pharmaceuticals
   Astra AB-A Free ..............................   SWDN          5,000        129,253         0.9
     Pharmaceuticals
   Bayer AG .....................................   GER             450        105,476         0.7
     Pharmaceuticals
                                                                           -----------
                                                                               510,775
                                                                           -----------        ----
Total Equity Investments (cost $12,993,102) .....                           12,991,864        86.5
                                                                           -----------        ----


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL VARIABLE EUROPE FUND

                                                                                                                       % of Net
EQUITY INVESTMENTS                                                             Country       Shares    Market Value   Assets (a)
------------------                                                             -------       ------    ------------   ----------
 Parmalat Finanziaria expires 7/16/99 (b)..................................     ITLY          4,000    $     3,156         --
   Food
 Burgo (Cartiere) S.P.A. expires 12/31/95 (b)..............................     ITLY         13,798          2,197         --
   Forest Products
 Baloise Holding Ltd. expires 8/30/95 (b)..................................     SWTZ            100            879         --
   Insurance-Multi-Line
 Interdiscount Holding expires 11/15/96 (b)................................     SWTZ            500            726         --
   Retailers-Other
 Swiss Reinsurance Co. "B" expires 6/30/95 (b)............................     SWTZ              1             12         --
   Insurance-Multi-Line                                                                                -----------       -----
Total Warrants (cost $0)...................................................                                  6,970         --


SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT (7.9%)

  Dated December 30, 1994, with State Street Bank and Trust Company due
  January 3, 1995, for an effective yield of 5.25% collateralized by
  $865,000 U.S. Treasury Bond, 12% due 08/15/13. (Market value $1,191,279
  including accrued interest)(cost $1,186,346).............................                              1,186,346         7.9
                                                                                                       -----------       -----
Total Investments (cost $14,179,448)*......................................                             14,185,180        94.4
Other Assets and Liabilities...............................................                                835,307         5.6
                                                                                                       -----------       -----
Net Assets.................................................................                            $15,020,487       100.0
                                                                                                       ===========       =====

--------------
   (a)  Percentages indicated are based on net assets of $15,020,487.
   (b)  Non-income producing security.
   (c)  U.S. currency denominated.

     * For Federal income tax purposes, cost is $14,179,448 and appreciation (depreciation) of securities is as follows:

                    Unrealized appreciation:           $ 999,102
                    Unrealized depreciation:            (993,370)
                                                       ---------
                    Net unrealized appreciation:       $   5,732
                                                       =========

===============================================================================

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                                              Percentage of Net Assets (a)
                                                   -------------------------------------------------
                                                               Rights &       Short-Term
               Country                             Equity      Warrants        & Other         Total
               -------                             ------      --------       ----------       -----
               Finland..........................     5.5                                         5.5
               France...........................     9.3                                         9.3
               Germany..........................    10.6                                        10.6
               Ireland..........................     1.0                                         1.0
               Italy............................     9.8          0.0                            9.8
               Netherlands......................     4.4                                         4.4
               Spain............................     3.7                                         3.7
               Sweden...........................     9.0                                         9.0
               Switzerland......................     5.3          0.0                            5.3
               United Kingdom...................    27.9                                        27.9
               United States....................                                 13.5           13.5
                                                    ----          ---            ----          -----
               Total............................    86.5          0.0            13.5          100.0
                                                    ====          ===            ====          =====

--------------
   (a) Percentages indicated are based on net assets of $15,020,487.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL VARIABLE EUROPE FUND

                 Forward Foreign Currency Contracts Outstanding

                               December 31, 1994

                                                                                                                        Unrealized
                                                                             Market Value    Contract     Delivery     Appreciation
                                                                            (U.S. Dollars)     Price        Date      (Depreciation)
                                                                            --------------   --------     --------    --------------
CONTRACTS TO SELL:

Deutsche Marks.........................................................        1,925,811       1.49493   03-Feb-95       $ 67,590
French Francs..........................................................        1,620,366       5.12720   03-Feb-95         66,715
                                                                               ---------                                 --------
Total Contracts to Sell (Receivable amount $3,680,482).................        3,546,177                                  134,305
                                                                               ---------                                 --------
The Value of Contracts to Sell as a Percentage of Net Assets is  23.6%.

CONTRACTS TO BUY:

Deutsche Marks.........................................................          924,131       1.53030   03-Feb-95        (10,327)
French Francs..........................................................          820,486       5.26400   03-Feb-95        (11,580)
                                                                               ---------                                 --------
Total Contracts to Buy (Payable amount $1,766,524).....................        1,744,617                                  (21,907)
                                                                               ---------                                 --------
The Value of Contracts to Buy as a Percentage of Net Assets is 11.6%.
    Total Open Forward Foreign Currency Contracts, Net............................................................       $112,398
                                                                                                                         ========

--------------
See Note 1 of the financial statements.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          GT GLOBAL MONEY MARKET FUND

                            Portfolio of Investments

                               December 31, 1994

                                                                                    Maturity    Principal                  % of Net
Short-Term Investments                                                     Yield      Date       Amount    Market Value   Assets (a)
----------------------                                                     -----    --------   ---------   ------------   ----------
COMMERCIAL PAPER-DISCOUNTED (68.7%)
   Pitney Bowes Inc.................................................       5.320%   03-Jan-95  $ 500,000   $    499,852     2.6
   Banc One Corp....................................................       5.480%   03-Jan-95    600,000        599,817     3.1
   Toronto Dominion Holdings........................................       5.200%   05-Jan-95    500,000        499,711     2.5
   Dupont & Company.................................................       5.640%   05-Jan-95    600,000        599,624     3.1
   AT&T Corp........................................................       5.900%   05-Jan-95    100,000         99,934     0.5
   Shell Oil Co.....................................................       5.600%   06-Jan-95    600,000        599,533     3.1
   Bellsouth Capital Funding Corp...................................       6.000%   06-Jan-95    600,000        599,500     3.1
   Ameritech Corp...................................................       5.850%   09-Jan-95    700,000        699,090     3.6
   Ford Motor Credit Co.............................................       6.000%   09-Jan-95    600,000        599,200     3.1
   Atlantic Richfield Co............................................       5.400%   11-Jan-95    600,000        599,100     3.1
   AIG Funding Inc..................................................       5.950%   11-Jan-95    700,000        698,843     3.6
   Banc One Corp....................................................       5.970%   17-Jan-95    250,000        249,337     1.3
   Bank of Nova Scotia..............................................       5.300%   17-Jan-95    500,000        498,822     2.6
   Proctor & Gamble Co..............................................       5.850%   17-Jan-95    160,000        159,584     0.8
   Proctor & Gamble Co..............................................       5.900%   19-Jan-95    600,000        598,230     3.1
   Emerson Electric Co..............................................       5.850%   20-Jan-95    100,000         99,691     0.5
   General Electric Capital Corp....................................       5.950%   20-Jan-95    500,000        498,430     2.5
   Motorola Inc.....................................................       5.900%   23-Jan-95    700,000        697,476     3.6
   Metlife Funding Inc..............................................       5.900%   26-Jan-95    600,000        597,542     3.1
   Emerson Electric Co..............................................       5.900%   01-Feb-95    700,000        696,444     3.6
   Philip Morris Companies Inc......................................       5.850%   01-Feb-95    750,000        746,222     3.8
   Hanson Finance...................................................       5.630%   02-Feb-95    600,000        596,997     3.0
   AT&T Corp........................................................       5.830%   13-Feb-95    700,000        695,126     3.6
   Pitney Bowes Inc.................................................       5.950%   13-Feb-95    265,000        263,117     1.3
   General Electric Capital Corp....................................       5.870%   14-Feb-95    200,000        198,565     1.0
   Dresdner U.S. Finance Inc........................................       6.080%   21-Feb-95    700,000        693,971     3.5
                                                                                                            -----------   -----
Total Discounted Commercial Paper (amortized cost $13,383,758)......                                         13,383,758    68.7
                                                                                                            -----------   -----

TREASURY BILLS (5.1%)
   United States Treasury Bill......................................       4.650%   09-Feb-95  1,000,000        994,962     5.1
                                                                                                            -----------   -----
Total Treasury Bills (amortized cost $994,962)......................                                            994,962     5.1
                                                                                                            -----------   -----

CORPORATE BONDS (3.8%)
   Toyota Motor Credit Corp.........................................       5.750%   15-Jun-95    750,000        746,684     3.8
                                                                                                            -----------   -----
Total Corporate Bonds (amortized cost $746,684).....................                                            746,684     3.8
                                                                                                            -----------   -----

MEDIUM TERM NOTES-FLOATING RATE (2.6%)
   PHH Corp.........................................................       5.840%   19-Oct-95    500,000        500,000     2.6
                                                                                                            -----------   -----
Total Medium Term Notes (amortized cost $500,000)...................                                            500,000     2.6
                                                                                                            -----------   -----

REPURCHASE AGREEMENT (20.1%)
   Dated December 30, 1994, with State Street Bank & Trust
    Company, due January 3, 1995, for an effective yield of 5.25%
    collateralized by $3,920,000 Federal Home Loan Mortgage
    Corporation Notes, 7.3379% due 1/15/99. (Market value
    $3,914,570, including accrued interest)(cost $3,908,140)........                                          3,908,140    20.1
                                                                                                            -----------   -----
Total Short Term Investments (cost $19,533,544)*....................                                         19,533,544   100.3
Other Assets and Liabilities........................................                                            (59,822)   (0.3)
                                                                                                            -----------   -----
Net Assets..........................................................                                        $19,473,722   100.0
                                                                                                            ===========   =====

---------------------
(a) Percentages indicated are based on net assets of $19,473,722.
 *  For Federal income tax purposes, cost is $19,533,544.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                            Portfolio of Investments

                               December 31, 1994



                                                                                                        % of Net
Equity Investments                                             Country        Shares    Market Value    Assets (a)
------------------                                             -------        ------    ------------    ----------
MATERIALS/BASIC INDUSTRY (19.3%)
   Carter Holt Harvey Limited...............................   NZ              30,000       $ 61,466        2.8
     Forest Products
   European Vinyls Corp. Intl. NV(c)........................   NETH             1,100         48,744        2.2
     Misc. Materials & Commodities
   Western Mining Corporation Holdings Limited..............   AUSL             8,000         46,416        2.1
     Metals-Non-Ferrous
   Inco Ltd. (b)............................................   CAN              1,600         45,800        2.1
     Metals-Non-Ferrous
   TPI Polene Company Ltd. (Foreign) (c)....................   THAI             5,000         44,630        2.0
     Chemicals
   Hoechst AG...............................................   GER                200         43,520        2.0
     Chemicals
   Outokumpu OY "A" (c).....................................   FIN              2,000         36,775        1.6
     Metals-Non-Ferrous
   British Steel PLC........................................   UK              11,000         26,527        1.2
     Metals-Steel
   NTS Steel Groups Co. Ltd. (Foreign)......................   THAI            12,000         26,300        1.2
     Metals-Steel
   Montedison S.P.A. (c)....................................   ITLY            30,000         22,641        1.0
     Chemicals
   Ttolmex S.A. de C.V. Series B2...........................   MEX              1,500         12,990        0.6
     Building Materials & Components
   Compania Siderurgica Nacional - CSN 144A ADR (b)(c)(d)..    BRZL               300         10,219        0.5
     Metals-Steel
                                                                                            --------
                                                                                             426,028
                                                                                            --------
CONSUMER DURABLES (15.1%)
   Merloni Elettrodomestici S.P.A...........................   ITLY            14,000         53,564        2.4
     Appliances & Household Durables
   Edaran Otomobil Nasional Bhd.............................   MAL              7,000         53,213        2.4
     Automobiles
   Suzuki Motor Co. Ltd.....................................   JPN              4,000         47,012        2.1
     Automobiles
   Hyundai Motor Co. 144A GDR (b)(c)(d).....................   KOR              1,700         31,875        1.4
     Automobiles
   Lucas Industries PLC.....................................   UK               8,900         28,710        1.3
     Auto Parts
   PSA Peugeot Citroen S.A. (c).............................   FR                 200         27,418        1.2
     Automobiles
   Samsung Electronics Co. 144A GDR (b)(c)(d)...............   KOR                500         25,000        1.1
     Consumer Electronics
   Electrolux AB-B Free (c).................................   SWDN               380         19,288        0.9
     Appliances & Household Durables
   Volvo AB-B Free..........................................   SWDN               950         17,907        0.8
     Automobiles
   Futuris Corporation Ltd..................................   AUSL            19,566         16,846        0.8
     Auto Parts
   Bridgestone Corp.........................................   JPN              1,000         15,671        0.7
     Auto Parts
                                                                                            --------
                                                                                             336,504
                                                                                            --------


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND


                                                                                                            % of Net
Equity Investments                                                    Country    Shares    Market Value    Assets (a)
------------------                                                    -------    ------    ------------    ----------
SERVICES (13.6%)
   Marco Polo Developments Ltd.....................................   SING        40,000       $ 57,143         2.6
     Leisure & Tourism
   British Airport Authority PLC...................................   UK           7,000         51,848         2.3
     Transportation-Airlines
   MacIntosh N.V...................................................   NETH         2,000         51,285         2.3
     Retailers-Other
   Shimachu........................................................   JPN          1,000         36,062         1.6
     Retailers-Other
   Mitsui O.S.K. Lines Ltd.(c).....................................   JPN          9,000         34,174         1.5
     Transportation-Shipping
   Compass Group PLC...............................................   UK           6,000         31,663         1.4
     Restaurants
   Telecomunicacoes Brasileiras S.A. - Telebras Sponsored ADR (b)..   BRZL           409         18,302         0.8
     Telephone Networks
   Telecom Italia Di Risp..........................................   ITLY         7,900         15,771         0.7
     Telephone Networks
   Aoyama Trading..................................................   JPN            400          9,121         0.4
     Retailers-Apparel
                                                                                               --------
                                                                                                305,369
                                                                                               --------
FINANCE (10.1%)
   Ayala Land, Inc. "B"............................................   PHIL        29,000         45,537         2.0
     Real Estate
   Bangkok Bank Public Co. Ltd.(Foreign)...........................   THAI         4,000         42,718         2.0
     Banks-Money Center
   Anglo-Irish Bank Corporation PLC................................   IRL         43,000         36,361         1.6
     Banks-Money Center
   Kim Eng Holdings (c)............................................   SING        24,000         25,055         1.1
     Securities Broker
   Barclays PLC....................................................   UK           2,200         21,049         0.9
     Banks-Money Center
   Banco de Santander S.A..........................................   SPN            460         17,624         0.8
     Banks-Regional
   S.G. Warburg Group PLC..........................................   UK           1,600         17,338         0.8
     Other Financial
   Grupo Financiero Banamex Accival, S.A. de C.V. "C"..............   MEX          4,500         13,639         0.6
     Banks-Regional
   Cetelem Group...................................................   FR              40          7,154         0.3
     Consumer Finance
                                                                                               --------
                                                                                                226,475
                                                                                               --------
ENERGY (7.4%)
   Norsk Hydro AS ADR (b)..........................................   NOR          1,200         46,950         2.1
     Electrical & Gas Utilities
   British Petroleum Company PLC...................................   UK           7,000         46,641         2.1
     Oil
   BBC Brown Boveri AG (Bearer)....................................   SWTZ            50         43,065         1.9
     Energy Equipment & Services
   Oil Search Ltd. (c).............................................   AUSL        40,000         28,855         1.3
     Oil
                                                                                               --------
                                                                                                165,511
                                                                                               --------
CONSUMER NON-DURABLES (7.1%)
   Hoya Corp.......................................................   JPN          2,000         53,440         2.4
     Other Consumer Goods
   Polygram........................................................   NETH         1,000         46,502         2.1
     Recreation
   Reliance Industries Ltd. 144A GDR (b)(c)(d).....................   IND          1,800         35,100         1.6
     Textiles & Apparel


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND


                                                                                                                    % of Net
Equity Investments                                                            Country    Shares    Market Value    Assets (a)
------------------                                                            -------    ------    ------------    ----------

   Viscofan Industria Navarra de Envolturas Celulosicas S.A.................  SPN         1,400     $   21,285         1.0
     Food
                                                                                                    ----------
                                                                                                       156,327
                                                                                                    ----------
CAPITAL GOODS (6.9%)
   Alcatel Alsthom..........................................................  FR            500         42,701         1.9
     Telecom Equipment
   Bilfinger & Berger Bau AG................................................  GER            70         35,707         1.6
     Machinery & Engineering
   Costain Group PLC (c)....................................................  UK        100,000         33,667         1.5
     Construction
   Allgon AB-B Free.........................................................  SWDN        1,300         24,504         1.1
     Telecom Equipment
   Canon Inc................................................................  JPN         1,000         16,976         0.8
     Office Equipment                                                                               ----------
                                                                                                       153,555
                                                                                                    ----------
TECHNOLOGY (4.3%)
   Kyocera Corporation......................................................  JPN         1,000         74,234         3.3
     Semiconductors
   Hosiden Electronics......................................................  JPN         1,000         21,497         1.0
     Computers & Peripherals
                                                                                                    ----------
                                                                                                        95,731
                                                                                                    ----------
CONGLOMERATE (3.8%)
   Valmet Corporation "A" (c)...............................................  FIN         1,800         34,277         1.5
     Conglomerate
   Wassall PLC..............................................................  UK          4,200         18,678         0.8
     Conglomerate
   BTR PLC..................................................................  UK          4,000         18,415         0.8
     Conglomerate
   Grupo Carso, S.A. de C.V. "A1" (c).......................................  MEX         2,000         15,052         0.7
     Conglomerate
                                                                                                    ----------
                                                                                                        86,422
                                                                                                    ----------       -----
Total Equity Investments (cost $2,088,832)..................................                         1,951,922        87.6
                                                                                                    ----------       -----

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT (10.9%)
   Dated December 30, 1994, with State Street Bank and Trust Company, due January 3, 1995, for an effective yield of 5.25% collateralized by
    $180,000 U.S. Treasury Bond, 12.0% due 08/15/13.  (Market value
    $247,896 including accrued interest.)(Cost $243,071)....................                            243,071       10.9
                                                                                                     ----------      -----
Total Investments (cost $2,331,903)*........................................                          2,194,993       98.5
Other Assets and Liabilities................................................                             33,927        1.5
                                                                                                     ----------      -----
Net Assets..................................................................                         $2,228,920      100.0
                                                                                                     ==========      =====

-------------------
  (a) Percentages indicated are based on net assets of $2,228,920.
  (b) U.S. currency denominated.
  (c) Non-income producing security.
  (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
  * For Federal income tax purposes, cost is $2,335,259 and appreciation (depreciation) of securities is as follows:

               Unrealized appreciation:              $  32,495
               Unrealized depreciation:               (172,761)
                                                     ---------
               Net unrealized depreciation:          $(140,266)
                                                     =========

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                                Percentage of Net Assets (a)
                                               ------------------------------
                                                            Short-Term
               Country                         Equity        & Other    Total
               -------                         ------       ----------  -----
               Australia ................        4.2                      4.2
               Brazil ...................        1.3                      1.3
               Canada ...................        2.1                      2.1
               Finland ..................        3.1                      3.1
               France ...................        3.4                      3.4
               Germany ..................        3.6                      3.6
               India ....................        1.6                      1.6
               Ireland ..................        1.6                      1.6
               Italy ....................        4.1                      4.1
               Japan ....................       13.8                     13.8
               Korea ....................        2.5                      2.5
               Malaysia .................        2.4                      2.4
               Mexico ...................        1.9                      1.9
               Netherlands ..............        6.6                      6.6
               Norway ...................        2.1                      2.1
               New Zealand ..............        2.8                      2.8
               Philippines ..............        2.0                      2.0
               Singapore ................        3.7                      3.7
               Spain ....................        1.8                      1.8
               Sweden ...................        2.8                      2.8
               Switzerland ..............        1.9                      1.9
               Thailand .................        5.2                      5.2
               United Kingdom ...........       13.1                     13.1
               United States ............                    12.4        12.4
                                                ----         ----       -----
               Total ....................       87.6         12.4       100.0
                                                ====         ====       =====

--------------
(a) Percentages indicated are based on net assets of $2,228,920.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                DECEMBER 31, 1994

                                                                                                                       Unrealized
                                                                              Market Value     Contract   Delivery    Appreciation
                                                                             (U.S. Dollars)     Price       Date     (Depreciation)
                                                                             --------------    --------   --------   --------------
CONTRACTS TO SELL:
Deutsche Marks ...........................................................           77,549     1.49493   03-Feb-95         $2,722
Deutsche Marks ...........................................................           38,775     1.56900   03-Feb-95           (534)
French Francs ............................................................           78,677     5.12720   03-Feb-95          3,239
Japanese Yen .............................................................           54,493    96.15999   10-Feb-95          1,664
                                                                                    -------                                 ------
Total Contracts to Sell (Receivable amount $256,585) .....................          249,494                                  7,091
                                                                                    -------                                 ------
The Value of Contracts to Sell as a Percentage of Net Assets is 11.2%.

CONTRACTS TO BUY:
Deutsche Marks ...........................................................           38,775     1.53030   03-Feb-95           (433)
French Francs ............................................................           37,465     5.26400   03-Feb-95           (529)
                                                                                    -------                                 ------
Total Contracts to Buy (Payable amount $77,202) ..........................           76,240                                   (962)
                                                                                    -------                                 ------
The Value of Contracts to Buy as a Percentage of Net Assets is 3.4%.

   Total Open Forward Foreign Currency Contracts, Net ....................                                                  $6,129
                                                                                                                            ======

--------------
See Note 1 of the financial statements.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES

                                December 31, 1994


                                                                                                 GT Global
                                                                       ------------------------------------------------------------
                                                                        Variable     Variable Global  Variable U.S.      Variable
                                                                        Strategic      Government       Government    Latin America
                                                                       Income Fund     Income Fund     Income Fund        Fund
                                                                       -----------   ---------------  -------------   -------------
Assets:
   Investments in securities: (Note 1)
   At identified cost .............................................    $21,275,492     $ 8,660,119     $ 2,717,912     $24,529,226
                                                                       ===========     ===========     ===========     ===========
   At value .......................................................    $19,815,294     $ 8,546,059     $ 2,610,010     $23,480,078
   Repurchase Agreement, at value and cost (Note 1) ...............      2,287,667         784,229         511,149       2,960,863
   Cash and foreign currency ......................................         30,989          53,103             660         443,496
   Receivable for Fund shares sold ................................        407,056            --              --         9,531,788
   Receivable for securities sold .................................        527,859         871,894            --             4,709
   Receivable for forward foreign currency contracts --
     closed (Note 1) ..............................................        125,004            --              --              --
   Receivable for open forward foreign currency contracts,
     net (Note 1) .................................................           --             8,124            --              --
   Dividends and dividend tax reclaims receivable .................           --              --              --            89,522
   Interest and interest tax reclaims receivable ..................        641,714         318,831          36,797            --
   Reimbursement from LGT Asset Management, Inc. (Note 2) .........         51,403          29,009          24,638          69,752
   Unamortized deferred organizational expenses (Note 1) ..........         19,527          19,527          19,527          19,527
   Cash held as collateral for securities loaned (Note 1) .........           --              --              --            88,500
                                                                       -----------     -----------     -----------     -----------
   Total assets ...................................................     23,906,513      10,630,776       3,202,781      36,688,235
                                                                       -----------     -----------     -----------     -----------
Liabilities:
   Payable for Fund shares repurchased ............................        210,795           1,254         161,346         720,780
   Payable for securities purchased ...............................        239,737         934,460         578,858       9,184,737
   Payable for deferred organizational expenses (Note 1) ..........         31,333          31,333          31,333          31,333
   Payable for investment management and administration
     fees (Note 2) ................................................         25,991            --            15,872          29,943
   Payable for forward foreign currency contracts--
     closed (Note 1) ..............................................           --             1,797            --              --
   Payable for open forward foreign currency contracts, net
     (Note 1) .....................................................         26,178            --              --              --
   Distribution payable (Note 1) ..................................           --              --              --              --
   Accrued expenses ...............................................          5,063           8,329             627           1,606
   Collateral for securities loaned (Note 1) ......................           --              --              --            88,500
                                                                       -----------     -----------     -----------     -----------
   Total liabilities ..............................................        539,097         977,173         788,036      10,056,899
                                                                       -----------     -----------     -----------     -----------
Net assets ........................................................    $23,367,416     $ 9,653,603     $ 2,414,745     $26,631,336
                                                                       ===========     ===========     ===========     ===========
Net assets consist of:
   Paid in capital (Note 4) .......................................    $28,463,511     $10,933,299     $ 2,595,187     $24,786,208
   Accumulated net investment income (loss) .......................           --              --              --           167,406
   Accumulated net realized gain (loss) on investments, options,
     and foreign currency transactions ............................     (3,617,550)     (1,169,229)        (72,540)      2,726,005
   Net unrealized appreciation (depreciation) of dividends and dividend withholding tax reclaims receivable, interest and interest withholding tax reclaims receivable, securities
     purchased and sold and foreign currency transactions .........        (18,347)          3,593            --               865
   Net unrealized appreciation (depreciation) of investments
     and options ..................................................     (1,460,198)       (114,060)       (107,902)     (1,049,148)
                                                                       -----------     -----------     -----------     -----------
   Total -- representing net assets applicable to capital shares
     outstanding ..................................................    $23,367,416     $ 9,653,603     $ 2,414,745     $26,631,336
                                                                       ===========     ===========     ===========     ===========
Shares outstanding ................................................      2,158,894         907,727         223,831       1,389,344
                                                                       ===========     ===========     ===========     ===========
Net asset value per share .........................................    $     10.82     $     10.63     $     10.79     $     19.17
                                                                       ===========     ===========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES

                                December 31, 1994


                                                                                                GT Global
                                                                       ----------------------------------------------------------
                                                                        Variable      Variable Tele-    Variable        Variable
                                                                        Growth &      communications    Emerging        America
                                                                       Income Fund         Fund       Markets Fund        Fund
                                                                       -----------    --------------  ------------    -----------
Assets:
   Investments in securities: (Note 1)
   At identified cost .............................................    $22,070,287     $32,543,536    $ 6,325,694     $12,337,600
                                                                       ===========     ===========    ===========     ===========
   At value .......................................................    $21,605,265     $34,289,920    $ 5,804,441     $12,819,296
   Repurchase Agreement, at value and cost (Note 1) ...............      3,589,047       3,299,962      1,577,460       3,073,896
   Cash and foreign currency ......................................         54,195         228,327          2,778             904
   Receivable for Fund shares sold ................................         35,689       1,693,540        532,591          90,399
   Receivable for securities sold .................................           --         5,787,681        152,000       2,222,166
   Receivable for forward foreign currency contracts --
     closed (Note 1) ..............................................            244             104           --              --
   Receivable for open forward foreign currency contracts,
     net (Note 1) .................................................         23,525          30,634           --              --
   Dividends and dividend tax reclaims receivable .................         70,464          42,281          7,354          44,294
   Interest and interest tax reclaims receivable ..................        258,677            --             --              --
   Reimbursement from LGT Asset Management, Inc. (Note 2) .........         47,648          32,652         21,465          42,840
   Unamortized deferred organizational expenses (Note 1) ..........         19,527          23,817           --            19,527
   Cash held as collateral for securities loaned (Note 1) .........        692,839       4,297,200           --              --
                                                                       -----------     -----------    -----------     -----------
   Total assets ...................................................     26,397,120      49,726,118      8,098,089      18,313,322
                                                                       -----------     -----------    -----------     -----------
Liabilities:
   Payable for Fund shares repurchased ............................         51,234       1,586,199        563,611          79,356
   Payable for securities purchased ...............................          8,625       7,746,763        252,593       2,917,432
   Payable for deferred organizational expenses (Note 1) ..........         31,333          31,333           --            31,333
   Payable for investment management and administration
     fees (Note 2) ................................................         32,851           --            15,260          25,059
   Payable for forward foreign currency contracts--
     closed (Note 1) ..............................................           --              --             --              --
   Payable for open forward foreign currency contracts, net
     (Note 1) .....................................................           --              --             --              --
   Distribution payable (Note 1) ..................................           --              --             --              --
   Accrued expenses ...............................................           --            36,096           --             2,876
   Collateral for securities loaned (Note 1) ......................        692,839       4,297,200           --              --
                                                                       -----------     -----------    -----------     -----------
   Total liabilities ..............................................        816,882      13,697,591        831,464       3,056,056
                                                                       -----------     -----------    -----------     -----------
Net assets ........................................................    $25,580,238     $36,028,527    $ 7,266,625     $15,257,266
                                                                       ===========     ===========    ===========     ===========
Net assets consist of:
   Paid in capital (Note 4) .......................................    $26,206,655     $33,265,717    $ 7,868,021     $14,190,475
   Accumulated net investment income (loss) .......................         87,189          73,358           --           126,208
   Accumulated net realized gain (loss) on investments, options,
     and foreign currency transactions ............................       (275,236)        913,276        (79,949)        458,887
   Net unrealized appreciation (depreciation) of dividends and dividend withholding tax reclaims receivable, interest and interest withholding tax reclaims receivable, securities
     purchased and sold and foreign currency transactions .........         26,652          29,792           (194)           --
   Net unrealized appreciation (depreciation) of investments
     and options ..................................................       (465,022)      1,746,384       (521,253)        481,696
                                                                       -----------     -----------    -----------     -----------
   Total -- representing net assets applicable to capital shares
     outstanding ..................................................    $25,580,238     $36,028,527    $ 7,266,625     $15,257,266
                                                                       ===========     ===========    ===========     ===========
Shares outstanding ................................................      1,969,940       2,576,382        611,354         965,210
                                                                       ===========     ===========    ===========     ===========
Net asset value per share .........................................    $     12.99     $     13.98    $     11.89     $     15.81
                                                                       ===========     ===========    ===========     ===========
                                                                        Variable         Variable         Money         Variable
                                                                       New Pacific        Europe          Market     International
                                                                          Fund             Fund            Fund           Fund
                                                                       -----------     -----------     -----------   -------------
Assets:
   Investments in securities: (Note 1)
   At identified cost .............................................    $18,165,616     $12,993,102     $15,625,404    $ 2,088,832
                                                                       ===========     ===========     ===========    ===========
   At value .......................................................    $17,387,922     $12,998,834     $15,625,404    $ 1,951,922
   Repurchase Agreement, at value and cost (Note 1) ...............      1,895,553       1,186,346       3,908,140        243,071
   Cash and foreign currency ......................................         84,186         772,614             899         51,956
   Receivable for Fund shares sold ................................         53,929         303,744         949,722         47,293
   Receivable for securities sold .................................           --              --              --             --
   Receivable for forward foreign currency contracts --
     closed (Note 1) ..............................................           --               470            --               35
   Receivable for open forward foreign currency contracts,
     net (Note 1) .................................................           --           112,398            --            6,129
   Dividends and dividend tax reclaims receivable .................         34,067          72,717            --            2,492
   Interest and interest tax reclaims receivable ..................          1,342            --             7,642            144
   Reimbursement from LGT Asset Management, Inc. (Note 2) .........         44,112          33,591          27,314          5,903
   Unamortized deferred organizational expenses (Note 1) ..........         19,527          19,527          19,527           --
   Cash held as collateral for securities loaned (Note 1) .........        975,750         804,910            --             --
                                                                       -----------     -----------     -----------    -----------
   Total assets ...................................................     20,496,388      16,305,151      20,538,648      2,308,945
                                                                       -----------     -----------     -----------    -----------
Liabilities:
   Payable for Fund shares repurchased ............................         70,613         429,390         947,287         25,569
   Payable for securities purchased ...............................           --              --              --           48,807
   Payable for deferred organizational expenses (Note 1) ..........         31,333          31,333          31,333           --
   Payable for investment management and administration
     fees (Note 2) ................................................         24,069          15,878           9,810          5,239
   Payable for forward foreign currency contracts--
     closed (Note 1) ..............................................           --              --              --
   Payable for open forward foreign currency contracts, net
     (Note 1) .....................................................           --              --              --
   Distribution payable (Note 1) ..................................           --              --            72,799           --
   Accrued expenses ...............................................          3,392           3,153           3,697            410
   Collateral for securities loaned (Note 1) ......................        975,750         804,910            --             --
                                                                       -----------     -----------     -----------    -----------
   Total liabilities ..............................................      1,105,157       1,284,664       1,064,926         80,025
                                                                       -----------     -----------     -----------    -----------
Net assets ........................................................    $19,391,231     $15,020,487     $19,473,722    $ 2,228,920
                                                                       ===========     ===========     ===========    ===========
Net assets consist of:
   Paid in capital (Note 4) .......................................    $20,522,348     $14,925,785     $19,473,722    $ 2,365,410
   Accumulated net investment income (loss) .......................         75,297         153,696            --            1,440
   Accumulated net realized gain (loss) on investments, options,
     and foreign currency transactions ............................       (428,066)       (182,134)           --           (7,154)
   Net unrealized appreciation (depreciation) of dividends and dividend withholding tax reclaims receivable, interest and interest withholding tax reclaims receivable, securities
     purchased and sold and foreign currency transactions .........           (654)        117,408            --            6,134
   Net unrealized appreciation (depreciation) of investments
     and options ..................................................       (777,694)          5,732            --         (136,910)
                                                                       -----------     -----------     -----------    -----------
   Total -- representing net assets applicable to capital shares
     outstanding ..................................................    $19,391,231     $15,020,487     $19,473,722    $ 2,228,920
                                                                       ===========     ===========     ===========    ===========
Shares outstanding ................................................      1,384,187         986,966      19,473,722        198,172
                                                                       ===========     ===========     ===========    ===========
Net asset value per share .........................................    $     14.01     $     15.22     $      1.00    $     11.25
                                                                       ===========     ===========     ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

                                                                                    GT GLOBAL
                                                      -------------------------------------------------------------------
                                                        VARIABLE       VARIABLE GLOBAL    VARIABLE U.S.        VARIABLE
                                                       STRATEGIC         GOVERNMENT        GOVERNMENT       LATIN AMERICA
                                                      INCOME FUND        INCOME FUND       INCOME FUND           FUND
                                                      -----------      ---------------    -------------     -------------
Investment income (Note 1):
   Interest ......................................    $ 1,994,169        $   729,392        $  99,833        $    36,194
   Dividends .....................................           --                 --               --              385,494
                                                      -----------        -----------        ---------        -----------
   Total investment income* ......................      1,994,169            729,392           99,833            421,688
                                                      -----------        -----------        ---------        -----------
Expenses:
   Investment management and
     administration fees (Note 2) ................        174,302             69,318           12,663            203,425
   Custodian fees (Note 1) .......................         28,330             21,532              831             57,050
   Printing and postage expenses .................         30,113             30,182           30,139             29,059
   Professional fees .............................         20,728             20,728           20,737             20,359
   Registration fees .............................          2,848              2,848            2,848              1,545
   Trustees' fee and expenses (Note 2) ...........          2,493              2,493            2,493              2,493
   Other expenses ................................          2,198              2,164            2,124              1,984
   Amortization of organizational
     expenses (Note 1) ...........................          6,263              6,263            6,263              6,263
                                                      -----------        -----------        ---------        -----------
   Total expenses ................................        267,275            155,528           78,098            322,178
                                                      -----------        -----------        ---------        -----------
   Expenses reimbursed by LGT Asset
     Management, Inc. (Note 2) ...................        (34,872)           (63,070)         (71,619)           (63,441)
   Other expense reductions (Notes 1 & 5) ........           --                 --               --               (4,456)
                                                      -----------        -----------        ---------        -----------
   Total net expenses after reimbursement
     and reductions ..............................        232,403             92,458            6,479            254,281
                                                      -----------        -----------        ---------        -----------
Net investment income ............................      1,761,766            636,934           93,354            167,407
                                                      -----------        -----------        ---------        -----------
Net realized and unrealized gain (loss) on
  investments, options and foreign
  currencies (Note 1):
Net realized gain (loss) on investments
  and options ....................................     (3,345,918)          (660,871)         (71,665)         2,682,363
Net realized gain (loss) on foreign
  currency transactions ..........................       (515,086)          (626,861)            --               43,643
                                                      -----------        -----------        ---------        -----------
Net realized gain (loss) during the period .......     (3,861,004)        (1,287,732)         (71,665)         2,726,006
                                                      -----------        -----------        ---------        -----------
Net change in unrealized appreciation
  (depreciation) of dividends and dividend
  withholding tax reclaims receivable,
  interest and interest withholding tax
  reclaims receivable, securities
  purchased and sold, and foreign currency
  transactions ...................................        (72,024)           (15,202)        (101,640)            (1,004)
Net change in unrealized appreciation
  (depreciation) of investments and options ......     (1,980,697)          (103,152)            --           (2,572,849)
                                                      -----------        -----------        ---------        -----------
Net unrealized appreciation (depreciation)
  during the period ..............................     (2,052,721)          (118,354)        (101,640)        (2,573,853)
                                                      -----------        -----------        ---------        -----------
Net realized and unrealized gain (loss)
  on investments, options and foreign
  currencies .....................................     (5,913,725)        (1,406,086)        (173,305)           152,153
                                                      -----------        -----------        ---------        -----------
Net increase (decrease) in net assets
  resulting from operations ......................    $(4,151,959)       $  (769,152)       $ (79,951)       $   319,560
                                                      ===========        ===========        =========        ===========
 *Net of foreign withholding taxes of ............          1,225               --               --               29,182

**The Variable International and Variable Emerging Markets Funds did not commence operations until July 5, 1994.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                S T A T E M E N T S   O F   O P E R A T I O N S

                      For the year ended December 31, 1994


--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                        GT GLOBAL
---------------------------------------------------------------------------------------------------------------------------
  VARIABLE       VARIABLE TELE-      VARIABLE      VARIABLE        VARIABLE        VARIABLE         MONEY       VARIABLE
  GROWTH &       COMMUNICATIONS      EMERGING       AMERICA      NEW PACIFIC        EUROPE         MARKET     INTERNATIONAL
INCOME FUND           FUND        MARKETS FUND**     FUND            FUND            FUND           FUND          FUND**
------------     --------------   --------------  ---------      -----------      ---------      ---------    -------------
$    611,112      $   113,660      $  24,856      $ 120,610      $    91,513      $  61,328      $ 466,149      $   7,301
     431,489          259,649         15,893         72,790          232,914        281,711           --            6,451
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
   1,042,601          373,309         40,749        193,400          324,427        343,039        466,149         13,752
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------


     210,934          239,566         20,347         51,664          155,724        125,533         52,363          6,985
      38,955           53,962          6,205         24,432           28,012         18,463          7,636          2,612
      30,113           30,113         14,355         32,625           32,625         32,625         32,625         10,553
      19,853           19,535          1,831         19,978           20,228         19,982         20,553          2,366
       2,848            2,848           --            1,555            1,555          1,555          1,555           --
       2,493            1,937           --            2,493            2,493          2,493          2,493           --
       2,201            2,146           --            1,877            2,194          2,167          2,288           --
       6,263            6,263           --            6,263            6,263          6,263          6,263           --
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
     313,660          356,370         42,738        140,887          249,094        209,081        125,776         22,516
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------

     (47,986)         (44,272)       (42,738)       (70,882)         (51,141)       (49,678)       (47,231)       (20,158)
      (2,007)         (12,641)          --           (2,813)          (3,298)        (2,487)          --             --
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
     263,667          299,457           --           67,192          194,655        156,916         78,545          2,358
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
     778,934           73,852         40,749        126,208          129,772        186,123        387,604         11,394
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------


    (139,512)         943,284        (42,408)       480,878         (414,814)      (125,959)          --           (3,524)
    (171,265)         (30,007)        (3,439)          --            (26,623)       (86,541)          --           (3,630)
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
    (310,777)         913,277        (45,847)       480,878         (441,437)      (212,500)          --           (7,154)
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------


      (4,932)          29,242           (194)          --            (28,748)       101,790           --            6,134

  (1,038,064)       1,222,998       (521,253)       365,915       (1,706,578)      (402,308)          --         (136,910)
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
  (1,042,996)       1,252,240       (521,447)       365,915       (1,735,326)      (300,518)          --         (130,776)
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
  (1,353,773)       2,165,517       (567,294)       846,793       (2,176,763)      (513,018)          --         (137,930)
------------      -----------      ---------      ---------      -----------      ---------      ---------      ---------
$   (574,839)     $ 2,239,369      $(526,545)     $ 973,001      $(2,046,991)     $(326,895)     $ 387,604      $(126,536)
============      ===========      =========      =========      ===========      =========      =========      =========
      48,984            7,488            505           --             29,063         50,252           --            1,398


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS


                       STATEMENTS OF CHANGES IN NET ASSETS
                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

                                                                                     GT GLOBAL
                                                       --------------------------------------------------------------------
                                                         VARIABLE        VARIABLE GLOBAL    VARIABLE U.S.        VARIABLE
                                                         STRATEGIC         GOVERNMENT        GOVERNMENT       LATIN AMERICA
                                                        INCOME FUND       INCOME FUND        INCOME FUND           FUND
                                                       ------------      ---------------    -------------     -------------
Increase in net assets
Operations:
   Net investment income ..........................    $  1,761,766       $    636,934       $    93,354       $    167,407
   Net realized gain (loss) on investments,
     options and foreign currency
     transactions .................................      (3,861,004)        (1,287,732)          (71,665)         2,726,006
   Net change in unrealized appreciation
     (depreciation) of dividends and
     dividend withholding tax reclaims
     receivable, interest and interest
     withholding tax reclaims receivable,
     securities purchased and sold
     and foreign currency transactions ............         (72,024)           (15,202)         (101,640)            (1,004)
   Net change in unrealized appreciation
     (depreciation) of investments
     and options ..................................      (1,980,697)          (103,152)             --           (2,572,849)
                                                       ------------       ------------       -----------       ------------
   Net increase (decrease) in net assets
     resulting from operations ....................      (4,151,959)          (769,152)          (79,951)           319,560
                                                       ------------       ------------       -----------       ------------
Distributions to shareholders from: (Note 1)
   Net investment income ..........................      (1,533,744)          (604,061)          (94,526)           (33,315)
   Net realized gain on investments ...............        (877,393)              --              (9,966)           (58,519)
   In excess of net realized gain on investments ..            --                 --                --                 --
   Return of capital ..............................         (93,845)           (69,860)             --                 --
Capital share transactions: (Note 4)
   Increase from capital shares sold and
     reinvested ...................................      26,867,913         11,332,658         4,795,207         37,598,809
   Decrease from capital shares repurchased .......     (14,932,250)        (6,371,492)       (3,169,722)       (19,435,079)
                                                       ------------       ------------       -----------       ------------
Net increase from capital share transactions ......      11,935,663          4,961,166         1,625,485         18,163,730
                                                       ------------       ------------       -----------       ------------
Total increase (decrease) in net assets ...........       5,278,722          3,518,093         1,441,042         18,391,456
Net assets:
   Beginning of period ............................      18,088,694          6,135,510           973,703          8,239,880
                                                       ------------       ------------       -----------       ------------
   End of period ..................................    $ 23,367,416       $  9,653,603       $ 2,414,745       $ 26,631,336
                                                       ============       ============       ===========       ============

================================================================================
       February 10, 1993 (commencement of operations) to December 31, 1993
--------------------------------------------------------------------------------

                                                                                         GT GLOBAL
                                                            -------------------------------------------------------------------
                                                             VARIABLE        VARIABLE GLOBAL    VARIABLE U.S.       VARIABLE
                                                             STRATEGIC         GOVERNMENT        GOVERNMENT       LATIN AMERICA
                                                            INCOME FUND        INCOME FUND       INCOME FUND          FUND
                                                            ------------     ---------------    -------------     -------------
Increase in net assets
Operations:
   Net investment income ..........................         $    313,063       $    98,086       $    25,825       $    17,610
   Net realized gain (loss) on investments,
     options and foreign currency transactions ....              910,970            79,266             9,966            74,784
   Net change in unrealized appreciation
     (depreciation) of dividends and dividend
     witholding tax reclaims receivable,
     interest and interest withholding tax
     reclaims receivable, securities purchased
     and sold and foreign currency transactions ...               55,253            (3,388)             --               1,869
   Net change in unrealized appreciation
     (depreciation) of investments, options and
     forward foreign currency contracts ...........              518,923            11,275            (6,262)        1,523,701
                                                            ------------       -----------       -----------       -----------
   Net increase in net assets resulting
     from operations ..............................            1,798,209           185,239            29,529         1,617,964
                                                            ------------       -----------       -----------       -----------
Distributions to shareholders from: (Note 1)
   Net investment income ..........................             (313,063)          (92,235)          (25,528)             --
   Sources other than net income ..................              (18,144)             --                --                --
Capital share transactions: (Note 4)
   Increase from capital shares sold and
     reinvested ...................................           21,188,093         7,531,834         1,112,505         8,921,929
   Decrease from capital shares repurchased .......           (4,586,401)       (1,509,328)         (162,803)       (2,320,013)
                                                            ------------       -----------       -----------       -----------
Net increase from capital share transactions ......           16,601,692         6,022,506           949,702         6,601,916
                                                            ------------       -----------       -----------       -----------
Total increase in net assets ......................           18,068,694         6,115,510           953,703         8,219,880
Net assets:
   Beginning of period ............................               20,000            20,000            20,000            20,000
                                                            ------------       -----------       -----------       -----------
   End of period ..................................         $ 18,088,694       $ 6,135,510       $   973,703       $ 8,239,880
                                                            ============       ===========       ===========       ===========

------------------
* The Variable Telecommunications Fund did not commence operations until October 18, 1993.
**The Variable International and Variable Emerging Markets Funds did not commence operations until July 5, 1994.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS


                       STATEMENTS OF CHANGES IN NET ASSETS
                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            GT GLOBAL
--------------------------------------------------------------------------------------------------------------------------------
   VARIABLE      VARIABLE TELE-      VARIABLE         VARIABLE       VARIABLE        VARIABLE         MONEY          VARIABLE
   GROWTH &      COMMUNICATIONS      EMERGING         AMERICA       NEW PACIFIC       EUROPE          MARKET       INTERNATIONAL
 INCOME FUND         FUND*         MARKETS FUND**       FUND           FUND            FUND            FUND           FUND**
------------     --------------    --------------   -----------    ------------    ------------    ------------    -------------
$    778,934      $     73,852      $     40,749    $   126,208    $    129,772    $    186,123    $    387,604    $    11,394

    (310,777)          913,277           (45,847)       480,878        (441,437)       (212,500)           --           (7,154)



      (4,932)           29,242              (194)          --           (28,748)        101,790            --            6,134

  (1,038,064)        1,222,998          (521,253)       365,915      (1,706,578)       (402,308)           --         (136,910)
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
    (574,839)        2,239,369          (526,545)       973,001      (2,046,991)       (326,895)        387,604       (126,536)
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
    (644,305)          (31,627)          (40,749)      (136,601)        (51,590)         (1,710)       (387,604)        (9,954)
        --                --                --             --              --           (12,542)           --             --
        --                --             (34,465)          --              --              --              --             --
        --                --                --             --              --              --              --             --
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
  21,823,916        36,093,905        11,452,183     21,471,531      40,348,942      21,078,341      75,875,884      4,426,908
  (6,701,077)      (10,175,735)       (3,583,799)    (8,750,561)    (26,803,641)    (11,126,870)    (60,177,597)    (2,061,498)
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
  15,122,839        25,918,170         7,868,384     12,720,970      13,545,301       9,951,471      15,698,287      2,365,410
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
  13,903,695        28,125,912         7,266,625     13,557,370      11,446,720       9,610,324      15,698,287      2,228,920

  11,676,543         7,902,615              --        1,699,896       7,944,511       5,410,163       3,775,435           --
------------      ------------      ------------    -----------    ------------    ------------    ------------    -----------
$ 25,580,238      $ 36,028,527      $  7,266,625    $15,257,266    $ 19,391,231    $ 15,020,487    $ 19,473,722    $ 2,228,920
============      ============      ============    ===========    ============    ============    ============    ===========

================================================================================
       February 10, 1993 (commencement of operations) to December 31, 1993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                              GT GLOBAL
--------------------------------------------------------------------------------------------------------------------------------
  VARIABLE       VARIABLE TELE-      VARIABLE         VARIABLE          VARIABLE         VARIABLE         MONEY      VARIABLE
  GROWTH &       COMMUNICATIONS      EMERGING          AMERICA        NEW PACIFIC         EUROPE         MARKET    INTERNATIONAL
 INCOME FUND          FUND*        MARKETS FUND**        FUND             FUND             FUND           FUND         FUND**
------------     --------------    --------------    -----------      -----------      -----------    -----------  -------------
$    101,690      $    21,870         $ --           $   136,956      $    19,858      $    17,188    $    31,019      $ --

      (8,149)           8,906           --               (21,991)          (9,372)         (10,891)          --          --





      14,494              446           --                  --                (39)           3,610           --          --


     590,132          523,386           --               115,781          957,018          420,048           --          --
------------      -----------          ---           -----------      -----------      -----------    -----------      ----
     698,167          554,608           --               230,746          967,465          429,955         31,019        --
------------      -----------          ---           -----------      -----------      -----------    -----------      ----

    (101,690)            --             --                  --               --               --          (31,019)       --
     (18,009)            --             --                  --               --               --             --          --

  13,957,675        8,265,911           --             7,444,411        9,333,887        6,793,906      8,884,059        --
  (2,879,600)        (917,916)          --            (6,000,261)      (2,381,841)      (1,838,698)    (5,133,624)       --
------------      -----------          ---           -----------      -----------      -----------    -----------      ----
  11,078,075        7,347,995           --             1,444,150        6,952,046        4,955,208      3,750,435        --
------------      -----------          ---           -----------      -----------      -----------    -----------      ----
  11,656,543        7,902,603           --             1,674,896        7,919,511        5,385,163      3,750,435        --

      20,000               12           --                25,000           25,000           25,000         25,000        --
------------      -----------         ----           -----------      -----------      -----------    -----------      ----
$ 11,676,543      $ 7,902,615         $ --           $ 1,699,896      $ 7,944,511      $ 5,410,163    $ 3,775,435      $ --
============      ===========         ====           ===========      ===========      ===========    ===========      ====

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS


                              FINANCIAL HIGHLIGHTS
                                December 31, 1994

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                                       GT GLOBAL
                                                              -------------------------------------------------------------
                                                               VARIABLE     VARIABLE GLOBAL   VARIABLE U.S.      VARIABLE
                                                              STRATEGIC       GOVERNMENT       GOVERNMENT     LATIN AMERICA
                                                              INCOME FUND    INCOME FUND       INCOME FUND        FUND
                                                              -----------   ---------------   -------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period ........................  $ 14.57         $12.53           $12.23          $ 17.68
                                                               -------         ------           ------          -------
  Net investment income (a) .................................     1.71           0.77             0.63              .11
  Net realized and unrealized gain (loss) on investments ....    (4.17)         (1.85)           (1.39)            1.49
                                                               -------         ------           ------          -------
    Net increase(decrease) resulting from operations ........    (2.46)         (1.08)           (0.76)            1.60
                                                               -------         ------           ------          -------
Distributions to shareholders from:
   Net investment income ....................................    (0.79)         (0.73)           (0.62)           (0.04)
   Net realized gain on investments .........................    (0.45)          --              (0.06)           (0.07)
   In excess of net realized gain on investments ............     --             --               --               --
   Return of capital ........................................    (0.05)         (0.09)            --               --
                                                               -------         ------           ------          -------
    Total distributions .....................................    (1.29)         (0.82)           (0.68)           (0.11)

Net asset value, end of period ..............................  $ 10.82         $10.63           $10.79          $ 19.17
                                                               =======         ======           ======          =======
Total investment return (d) .................................   (17.09)%        (8.70)%          (6.27)%           9.14%
                                                               =======         ======           ======          =======
Ratios and supplemental data:
Net assets, end of period (in 000's) ........................  $23,367         $9,654           $2,415          $26,631
Ratio of net investment income to average net assets:
  With reimbursement by LGT Asset Management and expense
    reductions (a) ..........................................     7.58%          6.89%            5.53%            0.82%
  Without reimbursement by LGT Asset Management and
    expense reductions ......................................     7.43%          6.21%            1.29%            0.49%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and
    expense reductions (a) ..................................     1.00%          1.00%            0.38%            1.25%
  Without reimbursement by LGT Asset Management
    and expense reductions ..................................     1.15%          1.68%            4.63%            1.58%
Portfolio turnover ..........................................      313%           350%              34%             185%

===============================================================================
      February 10, 1993 (commencement of operations) to December 31, 1993
-------------------------------------------------------------------------------

                                                                                       GT GLOBAL
                                                              -------------------------------------------------------------
                                                               VARIABLE     VARIABLE GLOBAL   VARIABLE U.S.      VARIABLE
                                                               STRATEGIC      GOVERNMENT       GOVERNMENT     LATIN AMERICA
                                                              INCOME FUND    INCOME FUND       INCOME FUND        FUND
                                                              -----------   ---------------   -------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period ........................  $ 12.00          $12.00          $12.00          $12.00
                                                               -------          ------          ------          ------
  Net investment income (b) .................................     0.61            0.57            0.53            0.04
  Net realized and unrealized gain on investments ...........     2.57            0.52            0.23            5.64
                                                               -------          ------          ------          ------
    Net increase resulting from operations ..................     3.18            1.09            0.76            5.68
                                                               -------          ------          ------          ------
Distributions to shareholders from:
  Net investment income .....................................    (0.61)          (0.56)          (0.53)          (0.00)
  Sources other than net income .............................    (0.00)          (0.00)          (0.00)          (0.00)
                                                               -------          ------          ------          ------
    Total distributions .....................................    (0.61)          (0.56)          (0.53)          (0.00)
                                                               -------          ------          ------          ------
Net asset value, end of period ..............................  $ 14.57          $12.53          $12.23          $17.68
                                                               =======          ======          ======          ======
Total investment return (d) ! ...............................     27.5%            9.5%            6.4%           47.3%
                                                               =======          ======          ======          ======
Ratios and supplemental data:
Net assets, end of period (in 000's) ........................  $18,089          $6,136          $  974          $8,240
Ratio of net investment income to average net assets:
  With reimbursement by LGT Asset Management (b) !! .........      6.6%            6.1%            5.3%            1.0%
  Without reimbursement by LGT Asset Management !! ..........      6.3%            5.5%            3.4%            0.4%
  Without expenses assumed by LGT Asset Management (c) !! ...      5.2%            2.4%           (6.9)%          (2.5%)

Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management (b) !! .........      0.5%            0.5%            0.0%            0.7%
  Without reimbursement by LGT Asset Management !! ..........      0.9%            1.1%            1.9%            1.3%
  Without expenses assumed by LGT Asset Management (c) !! ...      1.9%            4.2%           12.3%            4.2%
Portfolio turnover !! .......................................      245%            298%             81%             78%

--------------------
(a) Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.00 for the Money Market Fund, $0.07 for the Variable Emerging Markets Fund, $0.28 for the Variable America Fund, $0.11 for the Variable International Fund, $0.03 for the Variable New Pacific Fund, $0.04 for the Variable Europe Fund, $0.04 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, $0.01 for the Variable Telecommunications Fund, $0.04 for the Variable Strategic Income Fund, $0.08 for the Variable Global Government Income Fund and $0.48 for the Variable U.S. Government Income Fund (Note 2).
(b) Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.01 for the Money Market Fund, $0.10 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, $0.03 for the Variable Europe Fund, $0.02 for the Variable Latin America Fund, $0.05 for the Variable Growth & Income Fund, $0.003 for the Variable Telecommunications Fund, $0.03 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund and $0.19 for the Variable U.S. Government Income Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS


                              FINANCIAL HIGHLIGHTS
                                December 31, 1994

-----------------------------------------------------------------------------------------------------------------------------
                                                             GT GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
  VARIABLE        VARIABLE TELE-      VARIABLE        VARIABLE       VARIABLE       VARIABLE         MONEY        VARIABLE
  GROWTH &       COMMUNICATIONS       EMERGING         AMERICA      NEW PACIFIC      EUROPE          MARKET     INTERNATIONAL
 INCOME FUND         FUND           MARKETS FUND**      FUND           FUND          FUND            FUND          FUND**
 -----------     ---------------    --------------    --------      -----------     --------         ------     -------------
  $ 13.77          $ 13.07            $12.00          $ 13.75        $ 16.07         $ 15.33       $  1.00        $12.00
  -------          -------            ------          -------        -------         -------       -------        ------
     0.46             0.01              0.07             0.48           0.08           0.16           0.03          0.06
    (0.85)            0.92             (0.05)            2.08          (2.08)         (0.25)          0.00         (0.76)
  -------          -------            ------          -------        -------         -------       -------        ------
    (0.39)            0.93              0.02             2.56          (2.00)         (0.09)          0.03         (0.70)
  -------          -------            ------          -------        -------         -------       -------        ------
    (0.39)           (0.02)            (0.07)           (0.50)         (0.06)          --            (0.03)        (0.05)
      --               --                --              --             --            (0.02)          --            --
      --               --              (0.06)            --             --             --             --            --
      --               --                --              --             --             --             --            --
  -------          -------            ------          -------        -------         -------       -------        ------
    (0.39)           (0.02)            (0.13)           (0.50)         (0.06)         (0.02)         (0.03)        (0.05)
  $ 12.99          $ 13.98            $11.89          $ 15.81        $ 14.01         $15.22        $  1.00        $11.25
  =======          =======            ======          =======        =======         ======        =======        ======
    (2.85)%           7.15%             0.12%!          18.88%        (12.47)%        (0.59)%         3.48%        (5.81)%!
  =======          =======            ======          =======        =======         ======        =======        ======
  $25,580          $36,029            $7,267          $15,257        $19,391        $15,020        $19,474        $2,229
     3.69%            0.31%             4.10%!!          1.83%          0.83%          1.48%          3.70%         3.33%!!
     3.45%            0.07%             (.20)%!!          .76%          0.48%          1.07%          3.64%        (2.56)%!!
     1.25%            1.25%             0.00%!!          0.98%          1.25%          1.25%          0.75%         0.69%!!
     1.49%            1.49%             4.30%!!          2.05%          1.60%          1.66%          0.81%         6.58%!!
       53%              81%              117%!!           139%            30%            61%           N/A            17%!!
=============================================================================================================================

       February 10, 1993 commencement of operations) to December 31, 1993

-----------------------------------------------------------------------------------------------------------------------------
                                                             GT GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
  VARIABLE        VARIABLE TELE-      VARIABLE        VARIABLE       VARIABLE       VARIABLE         MONEY        VARIABLE
  GROWTH &       COMMUNICATIONS       EMERGING         AMERICA      NEW PACIFIC      EUROPE          MARKET     INTERNATIONAL
 INCOME FUND         FUND           MARKETS FUND**      FUND           FUND          FUND            FUND          FUND**
 -----------     ---------------    --------------    --------      -----------     --------         ------     -------------
  $ 12.00           $12.00            $   --          $ 12.00         $12.00         $12.00         $ 1.00        $   --
  -------           ------            ------          -------         ------         ------         ------        ------
     0.31             0.04                --             1.11           0.04           0.05           0.03            --
     1.79             1.03                --             0.64           4.03           3.28           0.00            --
  -------           ------            ------          -------         ------         ------         ------        ------
     2.10             1.07                --             1.75           4.07           3.33           0.03            --
  -------           ------            ------          -------         ------         ------         ------        ------
    (0.28)           (0.00)               --            (0.00)         (0.00)         (0.00)         (0.03)           --
    (0.05)           (0.00)               --             --             --             --             --              --
  -------           ------            ------          -------         ------         ------         ------        ------
    (0.33)           (0.00)               --            (0.00)         (0.00)         (0.00)         (0.03)           --
  -------           ------            ------          -------         ------         ------         ------        ------
  $ 13.77           $13.07            $   --          $ 13.75         $16.07         $15.33         $ 1.00        $   --
  =======           ======            ======          =======         ======         ======         ======        ======
     17.8%             8.9%               -- %           14.7%          33.9%          27.8%           2.6%           -- %
  =======           ======            ======          =======         ======         ======         ======        ======
  $11,677           $7,903                -- %        $ 1,700         $7,945         $5,410          3,775            -- %
      3.2%             2.5%               -- %           14.1%           0.9%           1.1%           2.9%           -- %
      2.7%             2.3%               -- %           12.8%           0.3%           0.4%           2.1%           -- %
      1.1%             1.6%               -- %            7.6%          (2.0)%         (2.8)%         (2.6)%          -- %
      0.6%             0.9%               -- %            0.0%           0.6%           0.7%           0.2%           -- %
      1.2%             1.1%               -- %            1.3%           1.3%           1.4%           1.0%           -- %
      2.8%             1.8%               -- %            6.5%           3.6%           4.6%           5.7%           -- %
       17%              20%               -- %            831%            15%            27%           N/A            -- %

--------------------
(c) During the period ended December 31, 1993, GT Asset Management voluntarily assumed certain expenses for the Funds (Note 2).
(d) Total returns do not include initial sales charges.
  ! Not annualized
 !! Annualized
  * The Variable Telecommunications Fund did not commence operations until October 18, 1993.
 ** The Variable International and Variable Emerging Markets Funds did not commence operations until July 5, 1994.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS

                                December 31, 1994

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust ("Companies") were organized as Massachusetts business trusts on May 26, 1992 and September 17, 1992, respectively. The Companies are registered under the Investment Company Act of 1940 ("Act") as open-end management investment companies. The G.T. Global Variable Investment Series operates as a series company currently issuing five classes of shares of beneficial interest: GT Global Variable New Pacific Fund (formerly GT GlobalVariable Pacific Fund), GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund. G.T. Global Variable Investment Trust operates as a series company currently issuing seven classes of shares of beneficial interest: GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Emerging Markets Fund and GT Global Variable Telecommunications Fund. (The classes of shares of beneficial interest for the two companies are referred to herein collectively as the "Funds.") Each of the Funds is classified as a diversified management investment company; except for GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund and GT Global Variable Global Government Income Fund, which are each registered as a non-diversified management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sales price on the exchange on which such securities are traded, or, in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management, Inc. ("LGT Asset Management") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of each of the Companies' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Companies' Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

As of January 1, 1994, the Funds adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

(C)  REPURCHASE AGREEMENTS

With respect to repurchase agreements entered into by the Funds, it is the Funds' policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement at its maturity. LGT Asset Management is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forwards involve market risk in excess of the amount shown in the Funds' "Statements of Assets and Liabilities." The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. The Funds may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a particular currency.

(E)  OPTION ACCOUNTING PRINCIPLES

When a Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. A Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding. The Funds will use options in order to manage their exposure to currency levels or interest rates.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If a Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

(G)  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H)  DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded by the Fund on the ex-date. For the Money Market Fund, dividends are declared daily and paid monthly from net investment income. The Variable Strategic Income Fund, Variable Global Government Income Fund and Variable U.S. Government Income Fund declare and pay dividends from net investment income, if any, monthly. The Variable Growth & Income Fund declares and pays dividends from net investment income, if any, quarterly. The Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Europe Fund, Variable Emerging Markets Fund, Variable International Fund and Variable America Fund declare and pay dividends from net investment income, if any, annually. With respect to each Fund, dividends from net realized capital gains, if any, are normally declared and paid annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(I)  TAXES

It is the policy of the Funds to continue to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains. The following funds have capital loss carryforwards:

GT Global Funds                        Capital Loss            Expires in
---------------                        ------------            ----------
                                       Carryforward               Year
Variable Strategic Income               $3,286,925                2002
Variable Global
  Government Income                      1,196,724                2002
Variable U.S.
  Government Income                         71,665                2002
Variable Growth and Income                 221,307                2002
Variable New Pacific Fund                  415,778                2002
                                            12,288                2001
Variable Europe Fund                        69,767                2002


(J)  DEFERRED ORGANIZATIONAL EXPENSES

Costs incurred by G.T. Global Variable Investment Series and Trust in connection with their organization, which aggregated $125,333 and $188,000, respectively, are being amortized on a straight-line basis for a five year period. While LGT Asset Management has advanced certain of the Companies' organizational costs incurred to date, the Companies may reimburse LGT Asset Management for the amount of these advances. In the event that LGT Asset Management redeems any of the initial 2,083.333 shares of each of the Variable New Pacific Fund, Variable Europe Fund and Variable America Fund; or the initial 25,000 shares of the Money Market Fund; or the initial 1,666.667 shares of each of the Variable Strategic Income Fund, Variable Government Income Fund, Variable U.S. Government Income Fund, Variable Latin America Fund and the Variable Growth & Income Fund; or the initial 1.000 share of the Variable Telecommunications Fund, within the five year amortization period, the respective Fund's unamortized organizational expenses allocable to the shares redeemed will be deducted from LGT Asset Management's redemption proceeds.

(K)  FOREIGN SECURITIES

There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  INDEXED SECURITIES

The Funds may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M)  RESTRICTED SECURITIES

The Funds are permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

(N)  PORTFOLIO SECURITIES LOANED

At December 31, 1994, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Fund:

DECEMBER 31, 1994                                                     YEAR ENDED
                                                   -------------------------------------------------              DECEMBER 31, 1994
                                                   AGGREGATE VALUE                                                -----------------
                                                       ON LOAN                       CASH COLLATERAL                FEES RECEIVED
                                                   ---------------                   ---------------              -----------------
GT GLOBAL
Variable Strategic Income Fund ................    $     --                           $    --                          $ --
Variable Global Government Income Fund ........          --                                --                            --
Variable U.S. Government Income Fund ..........          --                                --                            --
Variable Latin America Fund ...................        80,387                            88,500                           345
Variable Growth & Income Fund .................       665,886                           692,839                         2,007
Variable Telecommunications Fund ..............     4,110,350                         4,297,200                         6,653
Variable Emerging Markets Fund ................          --                                --                            --
Variable America Fund .........................          --                                --                            --
Variable New Pacific Fund .....................       943,057                           975,750                         2,539
Variable Europe Fund ..........................       782,538                           804,910                         2,487
Money Market Fund .............................          --                                --                            --
Variable International Fund ...................          --                                --                            --

For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' custodian fees.

2. RELATED PARTIES

LGT Asset Management is the Funds' investment manager and administrator. For these services, the Money Market Fund pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The Variable Strategic Income Fund, Variable Global Government Income Fund, Variable U.S. Government Income Fund and Variable America Fund each pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. The Variable Growth & Income Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Emerging Markets Fund, Variable International Fund and Variable Europe Fund each pays LGT Asset Management an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly.

LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable New Pacific Fund, the Variable Europe Fund, the Variable Latin America Fund, the Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable International and the Variable Growth & Income Fund to 1.25% of their respective average daily net assets. In addition, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable Strategic Income Fund, the Variable Global Government Income Fund, the Variable U.S. Government Income Fund, and the Variable America Fund to 1.00% of their respective net assets. Likewise, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to .75% of its net assets. From time to time, LGT Asset Management in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses.

All general expenses of the Companies and joint expenses of the Funds are allocated among the Funds on a basis deemed fair and equitable.

GT Global, Inc. ("GT Global"), an affiliate of LGT Asset Management, is the Funds' distributor. GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT Asset Management and GT Global, is the Funds' transfer agent.

The Companies pay each of their Trustees who is not an employee, officer or director of LGT Asset Management, GT Global or GT Services $5,000 per year.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

3. PURCHASES AND SALES OF SECURITIES

The following summarizes purchases and sales of investment securities, other than short-term investments, by Fund, for the year ended December 31, 1994:

                        PURCHASES AND SALES OF SECURITIES

                                                                    PURCHASES
                                                  -----------------------------------------------
                                                  U.S. GOVERNMENT                    OTHER ISSUES
                                                  ---------------                    ------------
GT GLOBAL
Variable Strategic Income Fund .................    $3,362,663                       $63,765,625
Variable Global Government Income Fund .........     2,083,744                        30,011,258
Variable U.S. Government Income Fund ...........     1,707,588                           199,086
Variable Latin America Fund ....................        --                            50,577,390
Variable Growth & Income Fund ..................     4,455,845                        22,476,411
Variable Telecommunications Fund ...............        --                            42,418,568
Variable Emerging Markets Fund .................        --                             9,015,233
Variable America Fund ..........................        --                            12,816,000
Variable New Pacific Fund ......................        --                            16,803,710
Variable Europe Fund ...........................        --                            11,689,743
Money Market Fund ..............................        --                                --
Variable International Fund ....................        --                             2,226,280

                                                                       SALES
                                                  -----------------------------------------------
                                                  U.S. GOVERNMENT                    OTHER ISSUES
                                                  ---------------                    ------------
GT GLOBAL
Variable Strategic Income Fund .................    $1,055,933                       $59,483,128
Variable Global Government Income Fund .........     1,617,497                        26,633,865
Variable U.S. Government Income Fund ...........       423,764                           --
Variable Latin America Fund ....................        --                            34,974,166
Variable Growth & Income Fund ..................     3,950,583                         9,503,970
Variable Telecommunications Fund ...............        --                            17,515,186
Variable Emerging Markets Fund .................        --                             2,649,503
Variable America Fund ..........................        --                             6,248,059
Variable New Pacific Fund ......................        --                             4,082,588
Variable Europe Fund ...........................        --                             3,340,102
Money Market Fund ..............................        --                                --
Variable International Fund ....................        --                               133,924

The Funds' written options activity for the year ended December 31, 1994, was as follows:

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                          COVERED CALL OPTIONS WRITTEN

                                                               NUMBER OF
                                                              TRANSACTIONS                 PREMIUM
                                                              ------------                 -------
Options outstanding at December 31, 1993 ..................        --                         --
Options written during the year ended December 31, 1994 ...         8                     $ 91,892
Options cancelled in closing purchase transactions ........        (6)                     (72,649)
Options expired prior to exercise .........................        (2)                     (19,243)
Options exercised .........................................        --                         --
                                                                   --                     --------
Options outstanding at December 31, 1994 ..................         0                     $      0
                                                                   ==                     ========

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                          COVERED CALL OPTIONS WRITTEN

                                                               NUMBER OF
                                                              TRANSACTIONS                 PREMIUM
                                                              ------------                 -------
Options outstanding at December 31, 1993 ..................        --                         --
Options written during the year ended December 31, 1994 ...         3                      $20,456
Options cancelled in closing purchase transactions ........        (2)                     (15,381)
Options expired prior to exercise .........................        (1)                      (5,075)
Options exercised .........................................        --                         --
                                                                   --                      -------
Options outstanding at December 31, 1994 ..................         0                      $     0
                                                                   ==                      =======

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

4. CAPITAL SHARES

At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                                     FEBRUARY 10, 1993
                                                                                                     (COMMENCEMENT OF
                                                                             YEAR ENDED                 OPERATIONS)
                                                                          DECEMBER 31, 1994         TO DECEMBER 31, 1993
                                                                      ------------------------   -------------------------
                                                                       SHARES        AMOUNT        SHARES        AMOUNT
GT GLOBAL VARIABLE STRATEGIC INCOME FUND
Shares sold .......................................................   1,978,885   $ 24,363,028    1,555,580   $ 20,856,885
Shares issued in connection with reinvestment of distributions ....     217,861      2,504,885       24,301        331,208
                                                                     ----------   ------------    ---------   ------------
                                                                      2,196,746     26,867,913    1,579,881     21,188,093
Shares repurchased ................................................  (1,279,651)   (14,932,250)    (339,749)    (4,586,401)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................     917,095   $ 11,935,663    1,240,132   $ 16,601,692
                                                                     ==========   ============    =========   ============
GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
Shares sold .......................................................     929,187   $ 10,658,737      602,269   $  7,439,598
Shares issued in connection with reinvestment of distributions ....      60,221        673,921        7,456         92,236
                                                                     ----------   ------------    ---------   ------------
                                                                        989,408     11,332,658      609,725      7,531,834
Shares repurchased ................................................    (571,500)    (6,371,492)    (121,573)    (1,509,328)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................     417,908   $  4,961,166      488,152   $  6,022,506
                                                                     ==========   ============    =========   ============
GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
Shares sold .......................................................     423,487   $  4,690,715       89,129   $  1,086,977
Shares issued in connection with reinvestment of distributions ....       9,399        104,492        2,058         25,528
                                                                     ----------   ------------    ---------   ------------
                                                                        432,886      4,795,207       91,187      1,112,505
Shares repurchased ................................................    (288,661)    (3,169,722)     (13,248)      (162,803)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................     144,225   $  1,625,485       77,939   $    949,702
                                                                     ==========   ============    =========   ============
GT GLOBAL VARIABLE LATIN AMERICA FUND
Shares sold .......................................................   1,888,080   $ 37,506,975      627,159   $  8,921,929
Shares issued in connection with reinvestment of distributions ....       5,690         91,834
                                                                     ----------   ------------    ---------   ------------
                                                                      1,893,770     37,598,809      627,159      8,921,929
Shares repurchased ................................................    (970,532)   (19,435,079)    (162,720)    (2,320,013)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................     923,238   $ 18,163,730      464,439   $  6,601,916
                                                                     ==========   ============    =========   ============
GT GLOBAL VARIABLE GROWTH & INCOME FUND
Shares sold .......................................................   1,577,747   $ 21,179,611    1,057,397   $ 13,837,976
Shares issued in connection with reinvestment of distributions ....      49,422        644,305        8,995        119,699
                                                                     ----------   ------------    ---------   ------------
                                                                      1,627,169     21,823,916    1,066,392     13,957,675
Shares repurchased ................................................    (505,030)    (6,701,077)    (220,258)    (2,879,600)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................   1,122,139   $ 15,122,839      846,134   $ 11,078,075
                                                                     ==========   ============    =========   ============

                                                                                                        OCTOBER 18, 1993
                                                                                                       (COMMENCEMENT OF
                                                                                                          OPERATIONS)
                                                                                                      TO DECEMBER 31, 1993
                                                                                                    -----------------------
GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
Shares sold .......................................................   2,738,401   $ 36,062,278      680,051   $  8,265,911
Shares issued in connection with reinvestment of distributions ....       2,609         31,627       --             --
                                                                     ----------   ------------    ---------   ------------
                                                                      2,741,010     36,093,905      680,051      8,265,911
Shares repurchased ................................................    (769,197)   (10,175,735)     (75,482)      (917,916)
                                                                     ----------   ------------    ---------   ------------
Net increase ......................................................   1,971,813   $ 25,918,170      604,569   $  7,347,995
                                                                     ==========   ============    =========   ============

                                                                            JULY 5, 1994
                                                                          (COMMENCEMENT OF
                                                                             OPERATIONS)
                                                                         TO DECEMBER 31, 1994
                                                                       ------------------------
GT GLOBAL VARIABLE EMERGING MARKETS FUND                                 SHARES      AMOUNT
Shares sold .......................................................     880,133   $ 11,376,969
Shares issued in connection with reinvestment of distributions ....       5,988         75,214
                                                                     ----------   ------------
                                                                        886,121   $ 11,452,183
Shares repurchased ................................................    (274,767)    (3,583,799)
                                                                     ----------   ------------
Net increase ......................................................     611,354   $  7,868,384
                                                                     ==========   ============

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


                                                                                                           FEBRUARY 10, 1993
                                                                                                           (COMMENCEMENT OF
                                                                             YEAR ENDED                       OPERATIONS)
                                                                          DECEMBER 31, 1994               TO DECEMBER 31, 1993
                                                                      ------------------------       -----------------------------
                                                                       SHARES           AMOUNT          SHARES           AMOUNT
                                                                      ---------      ------------       -------       -----------
GT GLOBAL VARIABLE AMERICA FUND
Shares sold ......................................................    1,410,056      $ 21,334,929        573,519      $ 7,444,411
Shares issued in connection with reinvestment of distributions ...        9,566           136,602         --              --
                                                                    -----------      ------------        -------      -----------
                                                                      1,419,622        21,471,531        573,519        7,444,411
Shares repurchased ...............................................     (578,009)       (8,750,561)      (452,005)      (6,000,261)
                                                                    -----------      ------------        -------      -----------
Net increase .....................................................      841,613      $ 12,720,970        121,514      $ 1,444,150
                                                                    ===========      ============        =======      ===========
GT GLOBAL VARIABLE NEW PACIFIC FUND
Shares sold ......................................................    2,682,038      $ 40,297,352        659,599      $ 9,333,887
Shares issued in connection with reinvestment of distributions ...        3,541            51,590         --              --
                                                                    -----------      ------------        -------      -----------
                                                                      2,685,579        40,348,942        659,599        9,333,887
Shares repurchased ...............................................   (1,795,774)      (26,803,641)      (167,300)      (2,381,841)
                                                                    -----------      ------------        -------      -----------
Net increase .....................................................      889,805      $ 13,545,301        492,299      $ 6,952,046
                                                                    ===========      ============        =======      ===========
GT GLOBAL VARIABLE EUROPE FUND
Shares sold ......................................................    1,354,348      $ 21,064,089        482,062      $ 6,793,906
Shares issued in connection with reinvestment of distributions ...          927            14,252         --              --
                                                                    -----------      ------------        -------      -----------
                                                                      1,355,275        21,078,341        482,062        6,793,906
Shares repurchased ...............................................     (721,304)      (11,126,870)      (131,150)      (1,838,698)
                                                                    -----------      ------------        -------      -----------
Net increase .....................................................      633,971      $  9,951,471        350,912      $ 4,955,208
                                                                    ===========      ============        =======      ===========
GT GLOBAL MONEY MARKET FUND
Shares sold ......................................................   75,553,997      $ 75,553,997      8,864,007      $ 8,864,007
Shares issued in connection with reinvestment of distributions ...      321,887           321,887         20,052           20,052
                                                                    -----------      ------------        -------      -----------
                                                                     75,875,884        75,875,884      8,884,059        8,884,059
Shares repurchased ...............................................  (60,177,597)      (60,177,597)    (5,133,624)      (5,133,624)
                                                                    -----------      ------------        -------      -----------
Net increase .....................................................   15,698,287      $ 15,698,287      3,750,435      $ 3,750,435
                                                                    ===========      ============        =======      ===========

                                                                             JULY 5, 1994
                                                                           (COMMENCEMENT OF
                                                                              OPERATIONS)
                                                                          TO DECEMBER 31, 1994
                                                                      ----------------------------
GT GLOBAL VARIABLE INTERNATIONAL FUND                                   SHARES           AMOUNT
                                                                        ------           ------
Shares sold ......................................................      371,362      $  4,416,954
Shares issued in connection with reinvestment of distributions ...          885             9,954
                                                                      ---------      ------------
                                                                        372,247      $  4,426,908

Shares repurchased ...............................................     (174,075)       (2,061,498)
                                                                      ---------      ------------
Net increase .....................................................      198,172      $  2,365,410
                                                                      =========      ============


5. EXPENSE REDUCTIONS

LGT Asset Management has directed certain portfolio trades to brokers who paid a portion of the Funds' expenses. For the year ended December 31, 1994, the Funds' expenses were reduced by $13,671 under these arrangements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                            June 30, 1995 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
                                                                                  Principal                           % of Net
Fixed Income Investments                                            Currency        Amount          Market Value       Assets*
------------------------                                            --------      ---------         ------------      --------
Government & Government Agency Obligations (84.9%)
   Argentina (6.9%)
     Republic of Argentina:
       Discount Bond, 6.875% due 3/31/23 ! ......................     USD           1,950,000       $ 1,123,688          4.7
       BOCON Pre 2, 6.0625% due 4/1/01 ***! .....................     USD             500,000           375,625          1.6
       Par Bond, 5% due 3/31/23 !! ..............................     USD             300,000           142,500          0.6
   Australia (2.5%)
     Australian Government, 7.5% due 7/15/05 ....................     AUD             950,000           600,394          2.5
   Brazil (7.1%)
     Republic of Brazil:
       Discount Bond, 7.25% due 4/15/24 ! .......................     USD           1,000,000           571,250          2.4
       Par Bond Series YL4, 4.25% due 4/15/24 !! ................     USD           1,000,000           446,250          1.9
       C Bond, 4% due 4/15/14 ***!! .............................     USD             894,744           439,543          1.8
       Earned Interest Bond, 7.25% due 4/15/06 ! ................     USD             400,000           239,500          1.0
   Bulgaria (3.5%)
     Bulgaria:
       Discount Bond Series A, 7.5625% due 7/28/24 - 144A !## ...     USD             950,000           471,438          2.0
       Past Due Interest Bond (IAB), 7.5625% due 7/28/11 ! ......     USD             829,186           350,331          1.5
   Canada (2.3%)
     Canadian Government, 8.75% due 12/1/05 .....................     CAD             700,000           537,795          2.3
   Denmark (2.9%)
     Kingdom of Denmark, 7% due 12/15/04 ........................     DKK           4,200,000           700,908          2.9
   Ecuador (1.9%)
     Ecuador:
       Par Bond, 3% due 2/28/25 - EURO !! .......................     USD           1,000,000           325,000          1.4
       Discount Bond, 7.25% due 2/28/25 - EURO ! ................     USD             250,000           125,000          0.5
   France (4.2%)
     France O.A.T.:
       6% due 10/25/25 ..........................................     FRF           3,600,000           562,321          2.4
       7.5% due 4/25/05 .........................................     FRF           2,160,000           441,752          1.8
   Germany (4.5%)
     Deutschland Republic, 6.25% due 1/4/24 .....................     DEM           1,360,000           831,395          3.5
     Bundesobligation Series 104, 7% due 12/22/97 ...............     DEM             310,000           231,923          1.0
   Ireland (2.0%)
     Irish Gilts, 6.25% due 10/18/04 ............................     IEP             350,000           482,239          2.0
   Italy (6.9%)
     Italian Buoni Poliennali del Tesoro (BTPS):
       10.5% due 4/1/00 .........................................     ITL       1,100,000,000           632,319          2.6
       9.5% due 1/1/05 ..........................................     ITL         900,000,000           465,644          1.9
       Republic of Italy, 5.125% due 7/29/03 ....................     JPY          43,000,000           574,796          2.4
   Mexico (4.0%)
     United Mexican States:
       Discount Bond Series B, 7.1875% due 12/31/19 ! ...........     USD             750,000           534,375          2.2
       Aztec Bonds, 8.125% due 3/31/08 ! ........................     USD             500,000           441,250          1.8

     The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                                                                                    Principal                         % of Net
Fixed Income Investments                                            Currency          Amount        Market Value       Assets*
------------------------                                            --------       ----------       ------------      --------
Nigeria (2.9%)
  Central Bank of Nigeria:
    Par Bond, 6.25% due 11/15/20 !!+ ............................     USD           1,500,000        $   660,000          2.8
    Promissory Notes, 5.092% due 1/5/10 .........................     USD             100,000             33,875          0.1
Norway (1.7%)
  Norwegian Government, 9% due 1/31/99 ..........................     NOK           2,300,000            397,865          1.7
Philippines (2.6%)
  Central Bank of the Philippines:
    Par Bond Series B, 5.75% due 12/1/17 !! .....................     USD             550,000            398,063          1.7
    Debt Conversion Bond Series B, 6.875% due 12/1/09 ! .........     USD             250,000            214,063          0.9
Poland (4.7%)
  Poland:
    Past Due Interest Bond, 3.25% due 10/27/14 - 144A !!## ......     USD           1,149,000            663,548          2.8
    Discount Bond, 7.125% due 10/27/24 - 144A !## ...............     USD             384,000            293,760          1.2
    Par Bond, 2.75% due 10/27/24 - 144A !!## ....................     USD             384,000            165,120          0.7
    Par Bond, 2.75% due 10/27/24 - EURO !! ......................     USD              16,000              6,880          0.0
Spain (4.6%)
  Kingdom of Spain:
    5.75% due 3/23/02 ...........................................     JPY          42,000,000            585,467          2.5
    8.2% due 2/28/09 ............................................     ESP          81,000,000            508,550          2.1
Sweden (2.7%)
  Swedish Government, 6% due 2/9/05 .............................     SEK           6,500,000            636,356          2.7
United States (14.9%)
  United States Treasury Note:
    7.75% due 11/30/99 ..........................................     USD           1,330,000          1,418,944          5.9
    6.25% due 5/31/00 ...........................................     USD           1,100,000          1,111,688          4.7
    6.875% due 3/31/00 ..........................................     USD           1,000,000          1,034,688          4.3
Venezuela (2.1%)
  Republic of Venezuela, Par Bond Series A, 6.75% due 3/31/20 +..     USD           1,000,000            502,500          2.1
                                                                                                      ----------
Total Government & Government Agency Obligations
     (cost $20,213,389) .........................................                                     20,278,603
                                                                                                      ----------
Sovereign Debt (5.5%)
   Morocco (4.1%)
     Kingdom of Morocco, Tranche A Loan Agreement, 7.375%
       due 1/1/09 ! .............................................     USD           1,660,000            977,325          4.1
   Russia (1.4%)
     Bank for Foreign Economic Affairs (Vnesheconombank)
       Loan Agreement **@@ ......................................     USD           1,000,000            325,000          1.4
                                                                                                      ----------
Total Sovereign Debt (cost $1,788,146) ......................................................          1,302,325
                                                                                                      ----------
Supranational Bond (3.0%)
   International Bank of Reconstruction & Development, 4.5%
     due 6/20/00 (cost $723,456) ................................     JPY          55,000,000            723,035          3.0
                                                                                                      ----------
Corporate Bonds (0.8%)
   Brazil (0.8%)
     Banco BCN - BCN Leasing, 11% due 6/9/97 - 144A
     (cost $200,000) ## .........................................     USD             200,000            198,000          0.8
                                                                                                      ----------         ----
Total Fixed Income Investments (cost $22,924,991) ...............                                     22,501,963         94.2
                                                                                                      ----------         ----

     The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                                                                                   Underlying
                                                                                     Nominal                          % of Net
Options (0.1%)                                                      Currency          Amount        Market Value       Assets*
--------------                                                      --------       ----------       ------------      --------
  Japanese Government Bond Call Option, strike 112.50,
    expires 8/29/95 (cost $14,647).....................               JPY          86,000,000       $    16,948          0.1

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT (3.4%)
   United States (3.4%)
   Dated June 30, 1995 with State Street Bank and
     Trust Company, due July 3, 1995, for an effective
     yield of 6.10% collateralized by $605,000
     United States Treasury Bond, 9.875% due 11/15/15
     (market value of collateral is $823,436, including
     accrued interest). (cost $807,137)..................                                               807,137          3.4
                                                                                                    -----------        -----
Total Investments (cost $23,746,775) &...................                                            23,326,048         97.7
Other Assets and Liabilities.............................                                               546,162          2.3
                                                                                                    -----------        -----
Net Assets                                                                                          $23,872,210        100.0
                                                                                                    ===========        =====

-----------------------
  *  Percentages indicated are based on net assets of $23,872,210.
 **  Underlying loan agreement currently in default.
 @@  Non-income producing security.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
### Bond pays stated or additional interest with "payment-in-kind" (PIK) shares.
  ! The coupon rate shown on floating rate note represents the rate at period end.
 !! The coupon rate shown on step-up coupon bond represents the rate at period end.
  + Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
  & For Federal income tax purposes, cost is $24,059,166 and appreciation (depreciation) is as follows:

                Unrealized appreciation:                      $    755,631
                Unrealized depreciation:                        (1,488,749)
                                                              ------------
                Net unrealized depreciation:                  $   (733,118)
                                                              ============

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                 Forward Foreign Currency Contracts Outstanding
                            June 30, 1995 (Unaudited)

                                                                                                                    Unrealized
                                                                    Market Value     Contract        Delivery      Appreciation
                                                                   (U.S. Dollars)     Price            Date       (Depreciation)
                                                                   --------------   ---------        --------     --------------
Contracts to Buy:
-----------------

Australian Dollars............................................          92,354        1.37525        07/20/95       $  (2,172)
Australian Dollars............................................         447,570        1.37665        07/20/95         (10,062)
Canadian Dollars..............................................         232,931        1.37941        07/19/95             947
Deutsche Marks................................................         471,322        1.39152        08/30/95           4,207
Deutsche Marks................................................         524,812        1.38962        08/30/95           3,973
Deutsche Marks................................................         519,571        1.38952        08/30/95           3,896
Deutsche Marks................................................         326,300        1.39646        08/30/95           4,056
French Francs.................................................         303,523        4.86370        09/13/95             256
French Francs.................................................         656,433        4.85112        09/13/95          (1,147)
Japanese Yen..................................................         431,387       83.99700        08/15/95          (1,128)
Japanese Yen..................................................         524,837       83.85500        08/15/95          (2,264)
Japanese Yen..................................................       1,662,378       83.37200        08/15/95         (16,843)
New Zealand Dollars...........................................         467,977        1.50602        07/07/95           3,177
New Zealand Dollars...........................................         491,376        1.50133        07/07/95           1,811
Norwegian Krona...............................................         242,072        6.41200        07/31/95           9,695
Pounds Sterling...............................................         793,903        0.62733        09/13/95          (3,122)
                                                                     ---------                                      ---------
Total Contracts to Buy (Payable amount $8,193,466)............       8,188,746                                         (4,720)
                                                                     ---------                                      ---------
The value of Contracts to Buy as a Percentage of Net
  Assets is 34.30%.

Contracts to Sell:
------------------

Australian Dollars............................................         856,066        1.35227        07/20/95          35,031
Australian Dollars............................................         321,114        1.39958        07/20/95           1,840
Canadian Dollars..............................................          59,325        1.36000        07/19/95             602
Canadian Dollars..............................................         247,489        1.37573        07/19/95            (347)
Danish Kroner.................................................         504,620        5.54360        08/14/95         (13,062)
French Francs.................................................         257,223        4.93700        09/13/95          (4,033)
French Francs.................................................         802,535        4.93200        09/13/95         (11,781)
Irish Punts...................................................         520,885        0.61233        07/31/95          (1,559)
Japanese Yen..................................................         301,603       83.66300        08/15/95           1,996
Japanese Yen..................................................         603,562       84.11500        08/15/95             730
Japanese Yen..................................................          94,993       83.66400        08/15/95             628
Japanese Yen..................................................         849,129       85.13200        08/15/95          (9,129)
New Zealand Dollars...........................................          30,084        1.48876        07/07/95             142
Norwegian Krona...............................................         649,857        6.21000        07/31/95          (5,735)
Pounds Sterling...............................................         307,888        0.62740        10/03/95           1,323
Spanish Pesetas...............................................         541,401      127.23000        08/22/95         (26,270)
Swedish Krona.................................................         653,373        7.33500        10/05/95               0
                                                                     ---------                                      ---------
Total Contracts to Sell (Receivable amount $7,571,523)........       7,601,147                                        (29,624)
                                                                     ---------                                      ---------
The value of Contracts to Sell as a Percentage of Net
  Assets is 31.84%.
      Total Open Forward Foreign Currency Contracts, Net......                                                      $ (34,344)
                                                                                                                    =========

---------------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                            June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                     Principal                          % of Net
Fixed Income Investments                                              Currency         Amount       Market Value         Assets*
------------------------                                              --------       ---------      ------------        --------
Government & Government Agency Obligations (89.6%)
   Australia (4.7%)
     Australian Government:
       7% due 4/15/00 ............................................       AUD           400,000         $266,827            2.5
       10% due 2/15/06 ...........................................       AUD           150,000          111,559            1.0
     New South Wales Treasury, 6.50% due 5/1/06 ..................       AUD           225,000          131,277            1.2
   Austria (4.8%)
     Republic of Austria, 3.75% due 2/3/09 .......................       JPY        42,000,000          519,177            4.8
   Canada (4.6%)
     Canadian Government:
       8.5% due 3/1/00 ...........................................       CAD           500,000          377,767            3.5
       8.75% due 12/1/05 .........................................       CAD           150,000          115,141            1.1
   Denmark (4.6%)
     Kingdom of Denmark, 7% due 12/15/04 .........................       DKK         3,000,000          500,649            4.6
   Finland (2.4%)
     Finnish Housing Fund, 10.75% due 3/15/02 ....................       FIM         1,000,000          261,565            2.4
   France (10.0%)
     France O.A.T., 7.5% due 4/25/05 .............................       FRF         4,772,000          976,437            9.0
     French Treasury Bond (BTAN), 7.25% due 8/12/97 ..............       FRF           498,000          103,841            1.0
   Germany (9.8%)
     Bundesobligation Series 104, 7% due 12/22/97 ................       DEM           720,000          538,399            5.0
     Deutschland Republic, 6.25% due 1/4/24 ......................       DEM           860,000          525,735            4.8
   Ireland (2.8%)
     Irish Gilts, 6.25% due 10/18/04 .............................       IEP           220,000          302,852            2.8
   Italy (5.7%)
     Italian Buoni Poliennali del Tesoro (BTPS):
       9.5% due 12/1/99 ..........................................       ITL       555,000,000          309,531            2.9
       9.5% due 1/1/05 ...........................................       ITL       580,000,000          300,082            2.8
   Spain (3.8%)
     Kingdom of Spain:
       12.25% due 3/25/00 ........................................       ESP        25,000,000          210,347            1.9
       10% due 2/28/05 ...........................................       ESP        27,920,000          208,322            1.9
   Sweden (4.8%)
     Swedish Government, 10.25% Due 5/5/03 .......................       SEK         3,900,000          519,126            4.8
   United Kingdom (6.7%)
     United Kingdom Treasury, 8.5% due 12/7/05 ...................       GBP           455,480          726,401            6.7
   United States (24.9%)
     United States Treasury Note:
       8.5% due 11/15/00 .........................................       USD           870,000          968,419            8.9
       7.875% due 11/15/04 .......................................       USD           830,000          924,152            8.5
       6.25% due 5/31/00 .........................................       USD           800,000          809,249            7.5
                                                                                                      ---------
Total Government & Government Agency Obligations (cost $9,540,361)                                    9,706,855
                                                                                                      ---------


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                                                                                               Principal                 % of Net
Fixed Income Investments                                                        Currency         Amount   Market Value    Assets*
------------------------                                                        --------       ---------  ------------   --------
Supranational Bond (4.7%)
   International Bank of Reconstruction & Development, 4.75%
     due 12/20/04 (cost $509,490).............................................    JPY         37,000,000   $   506,218       4.7
                                                                                                           -----------     -----
Total Fixed Income Investments (cost $10,049,851).............................                              10,213,073      94.3
                                                                                                           -----------     -----

                                                                                              Underlying
                                                                                                Nominal
Options (0.1%)                                                                                  Amount
--------------                                                                                ----------
   Japanese Government Bond Call Option, strike 112.50, expires 8/29/95
     (cost $6,727)............................................................    JPY         39,500,000         7,784       0.1

                                                                                               Principal
Short-Term Investments                                                                           Amount
----------------------                                                                         ---------
Treasury Bills (2.4%)
   Mexico (2.4%)
     Mexican Tesobonos, effective yield 16.02% due 8/3/95 (cost $257,223).....    USD            261,000       257,223       2.4
Repurchase Agreement (1.5%)
   United States (1.5%)
     Dated June 30, 1995 with State Street Bank and Trust Company, due
     July 3, 1995, for an effective yield of 6.10% collateralized by $125,000
     United States Treasury Bond, 9.875% due 11/15/15 (market value of
     collateral is $170,131, including accrued interest). (cost $165,028).....                                 165,028       1.5
                                                                                                           -----------     -----
Total Short-Term Investments (cost $422,251)..................................                                 422,251       3.9
                                                                                                           -----------     -----
Total Investments (cost $10,478,829)&.........................................                              10,643,108      98.3
Other Assets and Liabilities..................................................                                 179,528       1.7
                                                                                                           -----------     -----
Net Assets....................................................................                             $10,822,636     100.0
                                                                                                           ===========     =====

----------
  *  Percentages indicated are based on net assets of $10,822,636.
  & For Federal income tax purposes, cost is $10,478,829 and appreciation (depreciation) is as follows:

                   Unrealized appreciation:         $199,976
                   Unrealized depreciation:          (35,697)
                                                    --------
                   Net unrealized appreciation:     $164,279
                                                    ========


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                 Forward Foreign Currency Contracts Outstanding
                           June 30, 1995 (Unaudited)

                                                                                                                        Unrealized
                                                                            Market Value     Contract      Delivery    Appreciation
Contracts to Buy:                                                          (U.S. Dollars)      Price         Date     (Depreciation)
-----------------                                                          --------------    --------      --------   --------------
Australian Dollars ....................................................          39,074       1.39198      07/20/95     $   (438)
Australian Dollars ....................................................         261,438       1.40174      07/20/95       (1,093)
Australian Dollars ....................................................          61,300       1.35930      07/20/95       (2,178)
Canadian Dollars ......................................................          29,116       1.38195      07/19/95          172
Deutsche Marks ........................................................         532,956       1.38667      08/30/95        2,909
Deutsche Marks ........................................................         326,300       1.37818      08/30/95         (218)
Deutsche Marks ........................................................         183,787       1.37690      08/30/95         (294)
French Francs .........................................................         432,134       4.85112      09/13/95         (755)
Japanese Yen ..........................................................          49,574      83.79000      08/15/95         (252)
Japanese Yen ..........................................................         271,324      83.83400      08/15/95       (1,239)
Japanese Yen ..........................................................         542,648      83.99700      08/15/95       (1,419)
Japanese Yen ..........................................................         860,162      83.37200      08/15/95       (8,715)
New Zealand Dollars ...................................................         300,842       1.50602      07/07/95        2,042
New Zealand Dollars ...................................................         208,584       1.50133      07/07/95          769
New Zealand Dollars ...................................................          33,427       1.52590      07/07/95          659
                                                                              ---------                                 --------
Total Contracts to Buy (Payable amount $4,142,716) ....................       4,132,666                                  (10,050)
                                                                              ---------                                 --------
The value of Contracts to Buy as a Percentage of Net Assets is 38.19%.

Contracts to Sell:
------------------
Australian Dollars ....................................................         663,540       1.35227      07/20/95       27,152
Australian Dollars ....................................................         113,669       1.39958      07/20/95          651
Canadian Dollars ......................................................         206,726       1.37573      07/19/95         (290)
Danish Kroner .........................................................         314,809       5.54360      08/14/95       (8,149)
Finnish Marks .........................................................         269,371       4.27200      09/28/95         (177)
French Francs .........................................................         566,053       5.01650      08/30/95      (17,862)
French Francs .........................................................         547,370       4.93200      09/13/95       (8,035)
Irish Punts ...........................................................         314,188       0.61691      09/26/95       (2,959)
Japanese Yen ..........................................................         529,883      82.63000      01/08/00       10,175
Pounds Sterling .......................................................         182,511       0.62739      10/03/95          788
Spanish Pesetas .......................................................         214,776     127.23000      08/22/95      (10,422)
Swedish Krona .........................................................         430,121       7.33500      10/05/95            0
                                                                              ---------                                 --------
Total Contracts to Sell (Receivable amount $4,343,889) ................       4,353,017                                   (9,128)
                                                                              ---------                                 --------
The Value of Contracts to Sell as a Percentage of Net Assets is 40.22%.
     Total Open Forward Foreign Currency Contracts, Net ............................................................    $(19,178)
                                                                                                                        ========

---------------
See Note 1 to the financial statements.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------

                                                                                     Principal                 % of Net
Fixed Income Investments                                                               Amount    Market Value   Assets*
------------------------                                                             ---------   ------------  --------
Government & Government Agency Obligations (52.1%)
--------------------------------------------------
   United States (52.1%)
   ---------------------
     United States Treasury Note:
       7.625% due 2/15/25 .....................................................        550,000   $  620,640      15.0
       6.25% due 5/31/00 ......................................................        500,000      505,781      12.3
     Sallie Mae, 7.5% due 3/8/00 ..............................................        350,000      371,379       9.0
     Federal Home Loan Mortgage Corp., 7.125% due 7/21/99 .....................        350,000      363,107       8.8
     Federal National Mortgage Association:
       7.85% due 9/10/98 ......................................................        100,000      105,134       2.6
       6.8% due 1/10/03 .......................................................         90,000       92,282       2.2
     Financial Assistance Corp., 9.375% due 7/21/03 ...........................         75,000       88,797       2.2
                                                                                                 ----------
Total Government & Government Agency Obligations (cost $2,048,874) ............                   2,147,120
                                                                                                 ----------
Supranational Bond (7.9%)
-------------------------
   United States (7.9%)
   --------------------
     International Bank of Reconstruction & Development,
       5.25% due 9/16/03 (cost $314,850) ......................................        350,000      327,761       7.9
Corporate Bond (5.2%)
---------------------
   United States (5.2%)
   --------------------
     Asian Development Bank, 8% due 4/30/01 (cost $199,086) ...................        200,000      216,519       5.2
                                                                                                 ----------     -----
Total Fixed Income Investments (cost $2,562,810) ..............................                   2,691,400      65.2
                                                                                                 ----------     -----

Short-Term Investments
----------------------
Government & Government Agency Obligation (23.7%)
-------------------------------------------------
   United States (23.7%)
   ---------------------
     United States Treasury Bill, effective yield 5.48%, due 11/9/95
       (cost $980,059) ........................................................      1,000,000      980,295      23.7
Repurchase Agreement (9.1%)
---------------------------
   United States (9.1%)
   --------------------
     Dated June 30, 1995 with State Street Bank and Trust Company, due
       July 3, 1995, for an effective yield of 6.10% collateralized by $285,000
       United States Treasury Bond, 9.875% due 11/15/15 (market value of
       collateral is $387,899 including accrued interest). (cost $376,064) ....                     376,064       9.1
                                                                                                 ----------     -----
Total Short-Term Investments (cost $1,356,123) ................................                   1,356,359      32.8
                                                                                                 ----------     -----
Total Investments (cost $3,918,933) & .........................................                   4,047,759      98.0
Other Assets and Liabilities ..................................................                      83,313       2.0
                                                                                                 ----------     -----
Net Assets ....................................................................                  $4,131,072     100.0
                                                                                                 ==========     =====

------------
  *  Percentages indicated are based on net assets of $4,131,072
  & For Federal income tax purposes, cost is $3,918,933 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:            $137,768
                 Unrealized depreciation:              (8,942)
                                                     --------
                 Net unrealized appreciation:        $128,826
                                                     ========


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND

                            Portfolio of Investments

                            June 30, 1995 (Unaudited)


--------------------------------------------------------------------------------------------------------------------

                                                                                                            % of Net
Equity Investments                                                  Country       Shares     Market Value    Assets*
------------------                                                  -------       ------     ------------   --------
Materials/Basic Industries (22.7%)
   Hylsamex, S.A. de C.V. -- 144A ADR @ @@ ## ...................     MEX          34,400     $619,200         3.0
     Metals-Steel
   Apasco SA de CV @@ ...........................................     MEX         155,000      616,026         2.9
     Cement
   Grupo Simec, S.A. de C.V. -- ADR @ @@ ........................     MEX          50,000      493,750         2.4
     Metals-Steel
   Grupo Mexico S.A. "B" ........................................     MEX         100,000      488,782         2.3
     Metals-Non-Ferrous
   Grupo Industrial Durango, S.A. de C.V. "A" -- ADR @ @@ .......     MEX          54,150      433,200         2.1
     Forest Products
   Cia de Minas Buenaventura "C" @@ .............................     PERU         67,768      390,383         1.9
     Gold
   Angel Estrada y Cia S.A ......................................     ARG          93,000      367,460         1.8
     Paper/Packaging
   Companhia Siderurgica Nacional S.A. @@ .......................     BRZL     16,100,000      367,325         1.8
     Metal-Steel
   Internacional de Ceramica, S.A. de C.V. "A" -- ADR @ @@ ........     MEX          37,900      298,463         1.4
     Building Materials & Components
   Cemento Argos S.A. @@ ........................................     COL          28,375      256,373         1.2
     Cement
   Caemi Mineracao e Metalurgia S.A. Preferred @@ ...............     BRZL      2,300,000      201,250         1.0
     Metals-Steel
   Industrias Penoles S.A. "CP" @@ ..............................     MEX          65,000      194,375         0.9
     Metals-Non-Ferrous
                                                                                             ---------
                                                                                             4,726,587
                                                                                             ---------
Finance (20.3%)
   First Financial Caribbean Corp. ..............................     US           55,000      811,250         3.9
     Other Financial
   Banco Bradesco S.A. Preferred ................................     BRZL     67,681,950      573,825         2.7
     Banks-Money Center
   Grupo Financiero Banamex Accival, S.A. de C.V.: ..............     MEX            --           --           2.4
     Banks-Money Center
     "B" ........................................................     --          310,000      476,923        --
     "L" ........................................................     --           15,500       23,597        --
   Grupo Financiero Bancomer, S.A. de C.V.: .....................     MEX            --           --           2.0
     Banks-Money Center
     "B" @@......................................................     --        1,388,000      407,058        --
     "L" @@......................................................     --           62,519       16,531        --
   Banco LatinoAmericano de Exportaciones, S.A. (Bladex) @ ......     PN           11,700      387,563         1.9
     Other Financial
   Administradora de Fondos de Pensiones Provida S.A. -- ADR @ ..     CHLE         14,100      378,938         1.8
     Other Financial
   Banco Nacional S.A. Preferred ................................     BRZL     17,366,000      337,882         1.6
     Banks-Money Center
   Banco Mercantil do Sao Paulo S.A. Preferred ..................     BRZL      4,728,000      323,765         1.6
     Banks-Regional
   Banco Ganadero S.A.: .........................................     COL            --           --           1.3
     Banks-Money Center
     ADR Preferred @ ............................................     --           11,400      233,700        --
     ADR @ ......................................................     --            1,700       40,800        --
   Interbanc @@ .................................................     PERU        188,318      221,202         1.1
     Banks-Money Center
                                                                                             ---------
                                                                                             4,233,034
                                                                                             ---------

    The accompanying notes are an integral part of the financial statements.
                                      F-71

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE LATIN AMERICA FUND

                                                                                                      % of Net
Equity Investments                                           Country      Shares    Market Value       Assets*
------------------                                           -------      ------    ------------      --------
Services (16.5%)
   CPT Telefonica del Peru: ...............................   PERU            --       $   --           3.1
     Telephone Networks
     "B" @@ ................................................   --           306,649      524,422        --
     "A" ..................................................   --            80,000      130,693        --
   Telecomunicacoes Brasileiras S.A. (Telebras) Preferred..   BRZL      14,612,135      481,247         2.3
     Telephone Networks
   Ceteco Holding N.V .....................................   NETH          15,000      455,132         2.2
     Retailers-Other
   Gran Cadena de Almacenes Colombianos S.A.: .............   COL             --           --           2.1
     Retailers-Other
     144A ADR @ @@ ## .....................................   --            20,000      415,000        --
     Common @@ ............................................   --            10,000       19,069        --
   Lojas Americanas S.A. Preferred @@ .....................   BRZL      16,000,000      356,522         1.7
     Retailers-Other
   Compania de Telecomunicaciones de Chile S.A. -- ADR @ ..   CHLE           3,700      301,088         1.4
     Telephone Networks
   Grupo Fernandez Editores "B" @@ ........................   MEX          639,000      241,673         1.2
     Broadcasting & Publishing
   Mesbla S.A. Preferred @@ ...............................   BRZL       3,339,000      199,614         1.0
     Retailers-Other
   Grupo Marti S.A ........................................   MEX          218,000      111,795         0.5
     Retailers-Other
   Casa Anglo Brasil S.A. Preferred @@ ....................   BRZL       1,138,810      107,692         0.5
     Retailers-Other
   Grupo Situr, S.A. de C.V. "B" ..........................   MEX          216,000      103,846         0.5
     Leisure & Tourism                                                                ---------
                                                                                      3,447,793
                                                                                      ---------
Consumer Non-Durables (12.5%)
   Panamerican Beverages, Inc. "A" @ ......................   MEX           23,000      690,000         3.3
     Beverages-Non alcoholic
   Fomento Economico Mexicano, S.A. de C.V. (Femsa) "B" ...   MEX          197,000      460,929         2.2
     Beverages-Alcoholic
   Embotelladora Andina S.A. -- ADR @ .....................   CHLE          10,000      351,250         1.7
     Beverages-Non alcoholic
   Industrias J B Duarte S.A. Preferred ...................   BRZL     215,600,000      276,530         1.3
     Food
   Bavaria @@ .............................................   COL           83,906      247,623         1.2
     Beverages-Alcoholic
   San Juan: ..............................................   PERU            --           --           1.1
     Beverages-Alcoholic
     Common ...............................................   --           114,471      186,106        --
     "T" ..................................................   --            18,624       32,269        --
   Tectoy Industria Brinquedos Preferred @@ ...............   BRZL     224,640,000      134,296         0.6
     Toys
   Inversiones Aledo @@ ...................................   VENZ         472,885      128,282         0.6
     Food
   Ekco S.A. "CP" @@ ......................................   MEX          656,000      114,590         0.5
     Household Products                                                               ---------
                                                                                      2,621,875
                                                                                      ---------
Multi-Industry/Miscellaneous (6.6%)
   Grupo Sidek, S.A. de C.V. -- ADR  @@ ...................   MEX          179,400      829,725         4.0
     Conglomerate
   Alfa, S.A. de C.V ......................................   MEX           45,000      547,356         2.6
     Conglomerate                                                                     ---------
                                                                                      1,377,081
                                                                                      ---------


    The accompanying notes are an integral part of the financial statements.

                                         GT GLOBAL VARIABLE INVESTMENT FUNDS
                                        GT GLOBAL VARIABLE LATIN AMERICA FUND

                                                                                                                     % of Net
Equity Investments                                                        Country       Shares       Market Value     Assets*
------------------                                                        -------       ------       ------------    --------
Consumer Durables (3.7%)
------------------------
   Refrigeracao Parama S.A. Preferred ..................................    BRZL     207,512,063     $   403,746        1.9
     Appliances & Household
   Brasinca Industrial S.A. Preferred @@ ...............................    BRZL         670,500         211,353        1.0
     Auto Parts
   Brasmotor S.A. Preferred @@ .........................................    BRZL         940,000         173,696        0.8
     Appliances & Household
                                                                                                      ----------
                                                                                                         788,795
                                                                                                      ----------
Energy (1.3%)
-------------
   Industrias Ventane ..................................................    VENZ         714,215         261,560        1.3
     Gas Production & Distribution
Capital Goods (1.1%)
   Inepar S.A. Preferred ...............................................    BRZL     172,400,000         234,239        1.1
     Industrial Components
                                                                                                      ----------       ----
Total Equity Investments (cost $18,877,621)                                                           17,690,964       84.7
                                                                                                      ----------       ----


                                                                                        No. of
Rights (0.0%)                                                                           Rights
-------------                                                                           ------
Banco Bradesco S.A. Preferred Rights, expire 7/13/95 (cost $0) @@ ......    BRZL       1,222,201           1,328        0.0
  Banks-Money Center

                                                                                      Principal
Short-Term Investments                                                    Currency      Amount
----------------------                                                    --------    ---------
Treasury Bills (11.0%)
----------------------
Mexico (11.0%)
--------------
   Mexican Cetes, effective yield 47.69%, due 1/18/96 ..................    MXN       13,738,960       1,738,793        8.3
   Mexican Tesobonos, effective yield 21.80%, due 7/13/95 ..............    USD          555,000         550,997        2.7
                                                                                                     -----------      -----
Total Short-Term Investments (cost $2,756,647) .........................                               2,289,790       11.0
                                                                                                     -----------      -----
Total Investments (cost $21,634,268) & .................................                              19,982,082       95.7
Other Assets and Liabilities ...........................................                                 888,407        4.3
                                                                                                     -----------      -----
Net Assets .............................................................                             $20,870,489      100.0
                                                                                                     ===========      =====

-----------
  *  Percentages indicated are based on net assets of $20,870,489.
 @@  Non-income producing security.
  @  U.S. currency denominated.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  & For Federal income tax purposes, cost is $21,749,842 and appreciation (depreciation) is as follows:

                  Unrealized appreciation:           $ 1,900,763
                  Unrealized depreciation:            (3,668,523)
                                                     -----------
                  Net unrealized depreciation:       $(1,767,760)
                                                     ===========

Abbreviations:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS
                      GT GLOBAL VARIABLE LATIN AMERICA FUND

The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:


                                                                 Percentage of Net Assets*
                                                             ---------------------------------
                                                                        Short-Term
          Country (Country Code/Currency Code)               Equity       & Other        Total
          ------------------------------------               ------     ----------       -----
          Argentina (ARG/ARS) .....................            1.8                         1.8
          Brazil (BRZL/BRL) .......................           20.9                        20.9
          Chile (CHLE/CLP) ........................            4.9                         4.9
          Colombia (COL/COP) ......................            5.8                         5.8
          Mexico (MEX/MXN) ........................           34.2          11.0          45.2
          Netherlands (NETH/NLG) ..................            2.2                         2.2
          Panama (PN/PND) .........................            1.9                         1.9
          Peru (PERU/PES) .........................            7.2                         7.2
          United States (US/USD) ..................            3.9           4.3           8.2
          Venezuela (VENZ/VEB) ....................            1.9                         1.9
                                                              ----          ----         -----
          Total ...................................           84.7          15.3         100.0
                                                              ====          ====         =====

  *  Percentages indicated are based on net assets of $20,870,489.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                            June 30, 1995 (Unaudited)


-----------------------------------------------------------------------------------------------------------

                                                                                                  % of Net
Equity Investments                                          Country     Shares    Market Value     Assets*
------------------                                          -------     ------    ------------   ----------
Finance (18.1%)
   National Australia Bank Ltd. .......................       AUSL       64,300       $508,366       1.8
     Banks-Money Center
   Swiss Bank Corp. (Bearer) @@ .......................       SWTZ        1,074        380,706       1.4
     Banks-Money Center
   Union Bank of Switzerland (Bearer) .................       SWTZ          290        300,582       1.1
     Banks-Money Center
   S.G. Warburg Group PLC .............................       UK         24,200        280,371       1.0
     Investment Management
   Fortis Amev N.V ....................................       NETH        5,070        276,575       1.0
     Other Financial
   AEGON N.V ..........................................       NETH        7,562        261,668       0.9
     Insurance-Life
   CS Holding AG -- Registered @@ .....................       SWTZ        2,825        258,938       0.9
     Banks-Money Center
   Generale de Banque S.A .............................       BEL           754        242,345       0.9
     Banks-Money Center
   Internationale Nederlanden Groep N.V ...............       NETH        3,995        221,027       0.8
     Other Financial
   ABN-AMRO Holding N.V ...............................       NETH         --             --         0.8
     Banks-Regional
     Common ...........................................       --          5,398        208,393       --
     Convertible Preferred, 6% til 10/31/03 ...........       --             55          2,003       --
   National Westminster Bank PLC ......................       UK         22,700        197,289       0.7
     Banks-Money Center
   Australia & New Zealand Banking Group Ltd. .........       AUSL       50,000        177,746       0.6
     Banks-Money Center
   Dresdner Bank AG ...................................       GER         4,540        131,356       0.5
     Banks-Money Center
   Commercial Union PLC ...............................       UK         13,382        124,499       0.5
     Insurance-Multi-Line
   General Accident PLC ...............................       UK         12,300        112,672       0.4
     Insurance-Property/Casualty
   Ayala Land, Inc. "B" ...............................       PHIL       93,750        108,498       0.4
     Real Estate
   Banco Popular Espanol S.A ..........................       SPN           710        105,576       0.4
     Banks-Money Center
   MAI PLC: ...........................................       UK           --             --         0.4
     Other Financial
     Common ...........................................       --         12,400         50,878       --
     Convertible Preferred, 5.9% til 12/31/49 .........       --         31,196         47,627       --
   M & G Group PLC ....................................       UK          5,000         84,685       0.3
     Investment Management
   Hopewell Holdings ..................................       HK         94,000         79,576       0.3
     Real Estate
   Henderson Investment Ltd. ..........................       HK         94,000         77,146       0.3
     Real Estate
   Banco de Santander S.A .............................       SPN         1,915         75,540       0.3
     Banks-Money Center
   Kredietbank N.V ....................................       BEL           315         74,549       0.3
     Banks-Regional
   Sparebanken NOR (Union Bank of Norway) .............       NOR         3,000         72,571       0.3
     Banks-Regional
   Sun Hung Kai Properties Ltd. .......................       HK          9,400         69,553       0.3
     Real Estate

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                 % of Net
Equity Investments                                          Country      Shares    Market Value   Assets *
------------------                                          -------      ------    ------------   --------
   Societe Generale Paris .............................       FR             475     $  55,525       0.2
     Banks-Money Center
   Gerrard & National Holdings PLC ....................       UK           7,080        48,416       0.2
     Securities Broker
   Lloyds Abbey Life PLC ..............................       UK           7,000        43,527       0.2
     Insurance-Life
   Sedgwick Group PLC .................................       UK          17,000        37,309       0.1
     Insurance-Multi-Line
   UAP Compagnie ......................................       FR           1,316        34,511       0.1
     Insurance-Multi-Line
   Amoy Properties Ltd. ...............................       HK          39,000        34,276       0.1
     Real Estate
   Compagnie Financiere de Paribas S.A ................       FR             524        31,502       0.1
     Other Financial
   Commerzbank AG .....................................       GER            130        31,106       0.1
     Banks-Money Center
   First Tennessee National Corp. .....................       US             600        27,825       0.1
     Banks-Regional
   Henderson Land Development Co., Ltd. ...............       HK           5,000        27,400       0.1
     Real Estate
   Realty Development Corp., Ltd. "A" .................       HK          10,000        26,237       0.1
     Real Estate
   IKB Deutsche Industriebank AG: .....................       GER           --            --         0.1
     Banks-Regional
     Common ...........................................       --             100        18,807       --
     New @@ ...........................................       --              22         3,978       --
                                                                                     ---------
                                                                                     4,951,154
                                                                                     ---------
Energy (10.3%)
   Elektrowatt AG .....................................       SWTZ         1,580       454,370       1.6
     Electrical & Gas Utilities
   Penn West Petroleum Ltd. @@ ........................       CAN        100,000       446,039       1.6
     Oil
   Electrabel S.A .....................................       BEL          1,880       397,327       1.4
     Electrical & Gas Utilities
   Royal Dutch Petroleum Co. ..........................       NETH         2,678       327,100       1.2
     Oil
   Reunies Electrobel & Tractebel S.A .................       BEL            763       277,033       1.0
     Electrical & Gas Utilities
   Mobil Corp. ........................................       US           2,400       230,400       0.8
     Oil
   Elf Aquitaine ......................................       FR           2,720       201,035       0.7
     Oil
   Groupe Bruxelles Lambert S.A.: .....................       BEL           --            --         0.5
     Oil
     Common ...........................................       --           1,050       143,818       --
     VVPR @@ ..........................................       --              17         2,281       --
   Exxon Corp. ........................................       US           1,700       120,063       0.4
     Oil
   British Gas PLC ....................................       UK          21,000        96,684       0.3
     Gas Production & Distribution
   Pacific Gas and Electric Co. .......................       US           2,950        85,550       0.3
     Electrical & Gas Utilities
   Shell Transport & Trading Co., PLC .................       UK           6,530        78,042       0.3
     Oil
   Union Electrica Fenosa S.A .........................       SPN          5,000        23,461       0.1
     Electrical & Gas Utilities
   Iberdrola S.A ......................................       SPN          2,000        15,068       0.1
     Electrical & Gas Utilities
   Chevron Corp. ......................................       US             160         7,460       0.0
     Oil
                                                                                     ---------
                                                                                     2,905,731
                                                                                     ---------


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                  % of Net
Equity Investments                                          Country      Shares    Market Value   Assets *
------------------                                          -------      ------    ------------   --------
Services (8.4%)
---------------
   Telecom Corporation of New Zealand Limited ............    NZ            --       $     --        2.2
     Telephone Networks
     Common-NZD ..........................................    --         149,200       558,801       --
     Common-AUD ..........................................    --          16,960        62,703       --
   AT&T Corp. ............................................    US           5,500       292,188       1.1
     Telephone-Long Distance
   Royal PTT Nederland N.V. ..............................    NETH         5,915       212,696       0.8
     Telephone Networks
   J.C. Penney Co., Inc. .................................    US           4,020       192,960       0.7
     Retailers-Other
   McGraw-Hill, Inc. .....................................    US           2,490       188,929       0.7
     Broadcasting & Publishing
   Dun & Bradstreet Corp. ................................    US           3,300       173,250       0.6
     Broadcasting & Publishing
   Tele Danmark AS "B" ...................................    DEN          2,570       143,122       0.5
     Telephone Networks
   British Telecommunications PLC ........................    UK          19,546       121,852       0.4
     Telephone Networks
   THORN EMI PLC .........................................    UK           5,500       113,884       0.4
     Leisure & Tourism
   Granada PLC, Convertible Preferred, 7.5% til 4/30/03 ..    UK          23,482        80,290       0.3
     Leisure & Tourism
   Cathay Pacific Airways ................................    HK          36,000        52,577       0.2
     Transportation-Airlines
   Stet Societa' Finanziaria Telefonica S.p.A ............    ITLY        16,000        44,275       0.2
     Telephone Networks
   Sime Darby Ltd. .......................................    HK          28,000        30,760       0.1
     Wholesale & International Trade
   AirTouch Communications, Inc. @@.......................    US             900        25,650       0.1
     Wireless Communications
   Pacific Telesis Group .................................    US             900        24,075       0.1
     Telephone-Regional/Local
   Telecom Italia S.p.A ..................................    ITLY         4,500        12,205       0.0
     Telephone Networks
   Mandarin Oriental International Ltd. @ @@ .............    HK          10,000        10,000       0.0
     Leisure & Tourism
                                                                                    ----------
                                                                                     2,340,217
                                                                                    ----------
Materials/Basic Industries (8.3%)
---------------------------------
   Broken Hill Proprietary Co., Ltd. .....................    AUSL        44,591       549,105       2.0
     Misc. Materials & Components
   Amcor Ltd. ............................................    AUSL        71,200       525,458       1.9
     Paper/Packaging
   Solvay S.A. "A" .......................................    BEL            751       411,984       1.5
     Chemicals
   Akzo Nobel N.V. .......................................    NETH         2,644       316,119       1.1
     Chemicals
   Monsanto Co. ..........................................    US           3,300       297,413       1.1
     Chemicals
   RWE AG ................................................    GER            480       166,828       0.6
     Misc. Materials & Components
   BASF AG ...............................................    GER            100        21,367       0.1
     Chemicals
                                                                                    ----------
                                                                                     2,288,274
                                                                                    ----------
Health Care (7.6%)
------------------
   Bristol Myers Squibb Co. ..............................    US          26,400     1,798,500       6.5
     Pharmaceuticals
   Bayer AG ..............................................    GER          1,250       311,031       1.1
     Pharmaceuticals
                                                                                    ----------
                                                                                     2,109,531
                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                   % of Net
Equity Investments                                          Country      Shares    Market Value    Assets *
------------------                                          -------      ------    ------------    ---------

Capital Goods (4.2%)
--------------------
   General Electric PLC ...............................       UK          51,900   $   253,392       0.9
     Aerospace/Defense
   Mannesmann AG @@ ...................................       GER            770       235,317       0.8
     Machinery & Engineering
   Siemens AG .........................................       GER            427       212,033       0.8
     Telecom Equipment
   Thomson CSF S.A. @@ ................................       FR           6,550       146,786       0.5
     Aerospace/Defense
   Rolls-Royce PLC ....................................       UK          42,548       118,076       0.4
     Aerospace/Defense
   Lockheed Martin Corp. @@ ...........................       US           1,526        96,329       0.3
     Aerospace/Defense
   BICC PLC ...........................................       UK          17,200        81,241       0.3
     Industrial Components
   Trafalgar House PLC: ...............................       UK            --            --         0.2
     Machinery & Engineering
     Convertible Preferred, 6% til 1/31/49 ............       --          44,800        52,366       --
     Common @@ ........................................       --           4,800         3,435       --
                                                                                   -----------
                                                                                     1,198,975
                                                                                   -----------
Consumer Non-Durables (3.9%)
----------------------------
   Noble China @@ .....................................       CAN        100,000       360,472       1.3
     Beverages-Alcoholic
   Philip Morris Cos., Inc. ...........................       US           4,100       304,938       1.1
     Food
   Brown-Forman Corp. "B" .............................       US           6,200       206,925       0.7
     Beverages-Alcoholic
   Booker PLC .........................................       UK          13,800        91,298       0.3
     Food
   Bass PLC ...........................................       UK           6,600        63,135       0.2
     Beverages-Alcoholic
   Associated British Foods Group PLC .................       UK           4,200        44,351       0.2
     Food
   Dairy Farm International Holdings Ltd. .............       HK          36,000        30,960       0.1
     Food
                                                                                   -----------
                                                                                     1,102,079
                                                                                   -----------
Consumer Durables (1.1%)
------------------------
   GKN PLC ............................................       UK          28,600       291,549       1.1
     Auto Parts
Multi-Industry/Miscellaneous (1.0%)
-----------------------------------
   Veba AG ............................................       GER            540       212,289       0.8
     Conglomerate
   Hutchison Whampoa ..................................       HK          13,000        62,839       0.2
     Conglomerate
                                                                                   -----------
                                                                                       275,128
                                                                                   -----------
Technology (0.6%)
   Alcatel Alsthom Compagnie Generale d'Electricite ...       FR           1,790       161,194       0.6
     Telecom Technology
                                                                                   -----------      ----
Total Equity Investments (cost $16,658,677) ...........                             17,623,832      63.5
                                                                                   -----------      ----

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                Principal                        % of Net
Fixed Income Investments                                          Currency        Amount      Market Value       Assets *
------------------------                                          --------      ---------     ------------       --------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (28.5%)
   Canada (1.0%)
     Canadian Government, 8.75% due 12/1/05 ...................      CAD           380,000     $  291,690           1.0
   Denmark (1.1%)
     Kingdom of Denmark, 7% due 12/15/04 ......................      DKK         1,820,000        304,098           1.1
   Germany (11.0%)
     Deutschland Republic:
       6.75% due 4/22/03 ......................................      DEM         2,000,000      1,427,414           5.1
       6% due 6/20/16 .........................................      DEM           850,000        515,441           1.9
       6.25% due 1/4/24 .......................................      DEM           670,000        409,585           1.5
     Treuhandanstalt:
       6.375% due 7/1/99 ......................................      DEM           500,000        365,823           1.3
       7.375% due 12/2/02 .....................................      DEM           440,000        325,743           1.2
   Italy (3.3%)
     Republic of Italy, 5.125% due 7/29/03 ....................      JPY        50,000,000        668,368           2.4
     Buoni Poliennali Del Tesoro (BTPS), 8.5% due 8/1/04 ......      ITL       520,000,000        252,901           0.9
   Netherlands (0.8%)
     Netherland Government, 5.75% due 1/15/04 .................      NLG           360,000        215,094           0.8
   New Zealand (1.0%)
     New Zealand Government, 8% due 4/15/04 ...................      NZD           400,000        274,412           1.0
   Sweden (0.7%)
     Swedish Government, 6% due 2/9/05 ........................      SEK         2,100,000        207,715           0.7
   United Kingdom (6.1%)
     United Kingdom Treasury:
       7.25% due 3/30/98 ......................................      GBP           465,000        727,718           2.6
       6.75% due 11/26/04 .....................................      GBP           440,000        621,462           2.2
       8% due 9/25/09 .........................................      GBP           235,000        358,428           1.3
   United States (3.5%)
     United States Treasury Note:
       6.25% due 8/15/23 ......................................      USD           645,000        610,129           2.2
       7.25% due 5/15/04 ......................................      USD           330,000        352,328           1.3
                                                                                               ----------
Total Government & Government Agency Obligations
  (cost $7,182,583) ...........................................                                 7,928,349
                                                                                               ----------
CORPORATE BONDS (5.4%)
   Germany (1.2%)
     Commerzbank AG:
       Convertible Bond, 7% due 12/31/00 !.....................      DEM           187,000        192,749           0.7
       8% due 6/1/07 !.........................................      DEM             1,000            743           0.0
     Deutsche Bank AG, 9% due 12/31/02 ........................      DEM           175,000        147,468           0.5
     IKB Deutsche Industriebank, 6.45% due 3/31/06 ............      DEM             1,500          1,012           0.0
   Switzerland (0.1%)
     Elektrowatt AG, 3% due 4/29/04 ...........................      CHF            28,000         21,128           0.1
   United Kingdom (3.2%)
     Daily Mail & General Trust:
       Convertible Bond, 5.75% due 9/26/03 ....................      GBP            86,000        158,480           0.6
       Convertible Bond, 8.75% due 9/27/05 ....................      GBP            56,000        149,618           0.5

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                          Principal                    % of Net
Fixed Income Investments                                                     Currency      Amount      Market Value    Assets *
------------------------                                                     --------     ---------    ------------    --------
     Land Securities PLC:
       Convertible Bond, 9.375% due 7/31/04 .............................      GBP         140,000     $   242,824        0.9
       Convertible Bond, 7% due 9/30/08 .................................      GBP          10,000          16,380        0.1
     S.G. Warburg Group PLC, Convertible Bond, 6.5% due 8/4/08 (Bearer) .      GBP          90,000         140,983        0.5
     Elf Enterprises Finance PLC, 8.75% due 6/27/06 .....................      GBP          65,000         101,821        0.4
     Reckitt & Colman Capital, Convertible Bond, 9.5% due 3/31/05 .......      GBP          22,000          54,230        0.2
   United States (0.9%)
   --------------------
     Siemens Capital Corp., 8% due 6/24/02 (Issued with warrants) .......      USD         180,000         248,400        0.9
                                                                                                       -----------
Total Corporate Bonds (cost $1,596,981) .................................                                1,475,836
                                                                                                       -----------      -----
Total Fixed Income Investments (cost $8,779,564) ........................                                9,404,185       33.9
                                                                                                       -----------      -----

                                                                                             No. of
Warrants (0.2%)                                                              Country        Warrants
---------------                                                              -------        --------
   Deutsche Bank AG Warrants, expire 6/30/95 @@ .........................      GER             350          36,076        0.2
     Banks-Money Center
   Elektrowatt AG Warrants, expire 4/28/97 @@ ...........................      SWTZ            140           2,919        0.0
     Electrical & Gas Utilities
   Henderson Investment Warrants, expire 3/31/96 @@ .....................      HK            9,400             668        0.0
     Investment Management
   Groupe Bruxelles Lambert S.A. Warrants, expire 12/20/98 @@ ...........      BEL              51             551        0.0
     Oil
   Commerzbank AG Warrants, expire 12/10/99 @@ ..........................      GER               6             102        0.0
     Banks-Money Center                                                                                -----------      -----
Total Warrants (cost $35,103) ...........................................                                   40,316        0.2

Short-Term Investments
----------------------
Repurchase Agreement (1.4%)
---------------------------
   United States (1.4%)
   --------------------
     Dated June 30, 1995 with State Street Bank and Trust Company, due
       July 3, 1995, for an effective yield of 6.10% collateralized by
       $290,000 United States Treasury Bond, 9.875% due 11/15/15
       (market value of collateral is $394,704 including accrued
       interest).
       (cost $381,065) ..................................................                                  381,065        1.4
                                                                                                       -----------      -----
Total Investments (cost $25,854,409) & ..................................                               27,449,398       99.0
Other Assets and Liabilities ............................................                                  286,806        1.0
                                                                                                       -----------      -----
Net Assets ..............................................................                              $27,736,204      100.0
                                                                                                       ===========      =====

----------------------
  *  Percentages indicated are based on net assets of $27,736,204.
 @@  Non-income producing security.
  @  U.S. currency denominated.
  ! The coupon rate shown on floating rate note represents the rate at period end.
  & For Federal income tax purposes, cost is $25,885,766 and appreciation (depreciation) is as follows:

                  Unrealized appreciation:          $ 2,493,520
                  Unrealized depreciation:             (929,888)
                                                    -----------
                  Net unrealized appreciation:      $ 1,563,632
                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE GROWTH & INCOME FUND

The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                                                Percentage of Net Assets*
                                                    ----------------------------------------------
                                                               Fixed Income,
                                                                 Rights &      Short-Term
Country (Country Code/Currency Code)                Equity       Warrants        & Other     Total
-----------------------------------                 ------     -------------   ----------    -----
Australia (AUSL/AUD) .........................        6.3                                      6.3
Belgium (BEL/BEF) ............................        5.6                                      5.6
Canada (CAN/CAD) .............................        2.9           1.0                        3.9
Denmark (DEN/DKK) ............................        0.5           1.1                        1.6
France (FR/FRF) ..............................        2.2                                      2.2
Germany (GER/DEM) ............................        4.9          12.4                       17.3
Hong Kong (HK/HKD) ...........................        1.8                                      1.8
Italy (ITLY/ITL) .............................        0.2           3.3                        3.5
Netherlands (NETH/NLG) .......................        6.6           0.8                        7.4
New Zealand (NZ/NZD) .........................        2.2           1.0                        3.2
Norway (NOR/NOK) .............................        0.3                                      0.3
Philippines (PHIL/PHP) .......................        0.4                                      0.4
Spain (SPN/ESP) ..............................        0.9                                      0.9
Sweden (SWDN/SEK) ............................                      0.7                        0.7
Switzerland (SWTZ/CHF) .......................        5.0           0.1                        5.1
United Kingdom (UK/GBP) ......................        9.1           9.3                       18.4
United States (US/USD) .......................       14.6           4.4             2.4       21.4
                                                     ----          ----             ---      -----
Total ........................................       63.5          34.1             2.4      100.0
                                                     ====          ====             ===      =====

--------------------
  *  Percentages indicated are based on net assets of $27,736,204.

================================================================================

                 Forward Foreign Currency Contracts Outstanding
                            June 30, 1995 (Unaudited)

                                                                                                              Unrealized
                                                                Market Value      Contract     Delivery      Appreciation
                                                               (U.S. Dollars)       Price        Date       (Depreciation)
                                                               --------------     --------     --------     --------------
Contracts to Sell:
------------------
Deutsche Marks ............................................       1,075,230        1.43800     07/25/95       $  (42,546)
Deutsche Marks ............................................       1,558,986        1.43286     08/30/95          (58,492)
French Francs .............................................         341,916        4.95000     08/04/95           (6,562)
French Francs .............................................         180,624        4.96615     08/16/95           (3,988)
Japanese Yen ..............................................         148,332       82.00000     08/10/95            4,107
Japanese Yen ..............................................         243,917       85.61500     08/31/95           (4,473)
Netherland Guilders .......................................         647,124        1.59740     08/15/95          (21,106)
Netherland Guilders .......................................       1,035,398        1.60070     08/15/95          (35,835)
Swiss Francs ..............................................       1,064,201        1.20510     08/17/95          (51,837)
                                                                  ---------                                    ---------
Total Contracts to Sell (Receivable amount $6,074,996) ....       6,295,728                                     (220,732)
                                                                  ---------                                    ---------
The Value of Contracts to Sell as a Percentage of
  Net Assets is 22.70%.
     Total Open Forward Foreign Currency Contracts, Net ...                                                    $(220,732)
                                                                                                               =========

------------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS
                            June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                       % of Net
Equity Investments                                             Country       Shares      Market Value  Assets*
------------------                                             -------       ------      ------------  --------
Services (47.4%)
----------------
   WorldCom, Inc. @@ .......................................    US              65,144    $1,758,888      4.0
     Telephone-Long Distance
   Stet Di Risp ............................................    ITLY           757,000     1,682,737      3.9
     Telephone Networks
   Call-Net Enterprises, Inc. "B" @@ .......................    CAN            233,000     1,569,509      3.6
     Telephone-Long Distance
   Telefonica de Espana -- ADR @ ...........................    SPN             40,000     1,550,000      3.6
     Telephone Networks
   Centennial Cellular Corp. "A" @@ ........................    US              71,500     1,197,625      2.8
     Wireless Communications
   DDI Corp. ...............................................    JPN                143     1,147,510      2.6
     Wireless Communications
   IntelCom Group, Inc @@ ..................................    US             125,000     1,117,188      2.6
     Telephone-Regional/Local
   PriCellular Corp. "A" ...................................    US             118,500     1,096,125      2.5
     Wireless Communications
   Tele Danmark AS -- ADR @ ................................    DEN             31,000       868,000      2.0
     Telephone Networks
   British Telecommunications PLC -- ADR @ .................    UK              13,100       822,025      1.9
     Telephone-Long Distance
   Tele-Communications, Inc. "A" @@ ........................    US              35,000       820,313      1.9
     Cable Television
   Royal PTT Nederland N.V. ................................    NETH            22,000       791,091      1.8
     Telephone Networks
   PT Indonesia Satellite (Indosat) -- ADR @ @@ ............    INDO            20,000       765,000      1.8
     Telephone-Long Distance
   Century Telephone Enterprises, Inc. .....................    US              25,500       723,563      1.7
     Telephone-Regional/Local
   Philippine Long Distance Telephone Co. -- ADR @ .........    PHIL            10,000       717,500      1.6
     Telephone-Long Distance
   Telecomunicacoes Brasileiras S.A. (Telebras) Preferred ..    BRZL        20,876,150       687,552      1.6
     Telephone Networks
   Paging Network, Inc. ....................................    US              17,500       599,375      1.4
     Wireless Communications
   Telecom Argentina S.A. -- ADR @ .........................    ARG             10,000       455,000      1.0
     Telephone Networks
   Nynex CableComms Group -- ADR @ .........................    UK              20,000       405,000      0.9
     Cable Television
   United International Holdings, Inc. "A" @@ ..............    US              20,000       335,000      0.8
     Cable Television
   Pakistan Telecommunications Co., Ltd. -- 144A GDR @ ## ..    PAK              3,300       328,350      0.8
     Telephone Networks
   MobileMedia Corp. .......................................    US              15,000       307,500      0.7
     Wireless Communications
   Associated Group, Inc.: .................................    US                  --            --      0.6
     Cable Television
     "B" @@ ................................................    --               6,500       120,250       --
     "A" @@ ................................................    --               6,500       112,125       --
      Grupo Iusacell, S.A. de C.V. "D" -- ADR @ @@ .........    MEX             22,000       231,000      0.5
        Wireless Communications
      Matav (Hungarian Telecommunications Co., Ltd.) .......    HGRY             1,000       182,986      0.4
        Telephone Networks
      Telephone and Data Systems, Inc. .....................    US               4,200       152,775      0.4
        Wireless Communications


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                                                                                                   % of Net
Equity Investments                                          Country       Shares    Market Value   Assets*
------------------                                          -------       ------    ------------   --------
   Star Paging (International Holding) Ltd.
     Warrants, expire 12/31/96 @@ .......................   HK             200,000   $     1,809      0.0
     Wireless Communications
                                                                                     -----------
                                                                                      20,545,796
                                                                                     -----------
Capital Goods (22.2%)
---------------------
   Nokia AB Preferred -- ADR @ ...........................   FIN             37,000     2,206,125     5.1
     Telecom Equipment
   Mannesmann AG @@ .....................................   GER              6,740     2,059,783      4.7
     Machinery & Engineering
   CellStar Corp @@ .....................................   US              55,000     1,285,625      3.0
     Wholesale & International Trade
   BroadBand Technologies, Inc @@ .......................   US              50,000     1,237,500      2.8
     Telecom Equipment
   Glenayre Technologies, Inc @@ ........................   US              19,500       994,500      2.3
     Telecom Equipment
   DSC Communications Corp @@ ...........................   US              20,000       930,000      2.1
     Telecom Equipment
   Newbridge Networks Corp @@ ...........................   CAN             19,000       669,750      1.5
     Telecom Equipment
   Champion Technology Holdings .........................   HK           1,889,849       170,976      0.4
     Telecom Equipment
   EchoStar Communications Corp. "A" ....................   US              10,000       152,500      0.3
     Telecom Equipment
                                                                                     -----------
                                                                                       9,706,759
                                                                                     -----------
Technology (18.1%)
------------------
   Three-Five Systems, Inc @@ ...........................   US              61,800     2,124,375      4.9
     Telecom Technology
   DSP Communications, Inc @@ ...........................   US              70,000     1,452,500      3.3
     Telecom Technology
   Cisco Systems, Inc @@ ................................   US              26,000     1,314,625      3.0
     Networking
   Spectrian Corp @@ ....................................   US              28,000     1,113,000      2.6
     Telecom Technology
   Benefon OY @@ ........................................   FIN             25,000       948,700      2.2
     Telecom Equipment
   Dialogic Corp @@ .....................................   US              52,000       923,000      2.1
     Telecom Technology
                                                                                     -----------
                                                                                       7,876,200
                                                                                     -----------
Materials/Basic Industries (1.4%)
---------------------------------
   PT Bakrie and Brothers @@ ............................   INDO           200,000       610,961      1.4
     Building Materials & Components
Consumer Durables (0.1%)
------------------------
   Audiovox Corp. "A" @@ ................................   US               6,000        30,000      0.1
     Consumer Electronics
Consumer Non-Durables (0.0%)
----------------------------
   Bavaria @@ ...........................................   COL              3,150         9,296      0.0
     Beverages-Alcoholic
                                                                                     -----------     ----
Total Equity Investments (cost $33,159,520)                                           38,779,012     89.2
                                                                                     -----------     ----

      The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                                                                                        % of Net
Short-Term Investments                                              Market Value        Assets*
----------------------                                              ------------        --------
Repurchase Agreement (7.5%)
---------------------------
   United States (7.5%)
   --------------------
     Dated June 30, 1995 with State Street Bank
       and Trust Company, due July 3, 1995, for
       an effective yield of 6.10% collateralized
       by $2,440,000 United States Treasury Bond,
       9.875% due 11/15/15 (market value of collateral
       is $3,320,961 including accrued interest).
       (cost $3,254,551) ........................................     $  3,254,551         7.5
                                                                       -----------       -----
Total Investment (cost $36,414,071)& ............................       42,033,563        96.7
Other Assets and Liabilities ....................................        1,443,396         3.3
                                                                       -----------       -----
Net Assets ......................................................      $43,476,959       100.0
                                                                       ===========       =====

--------------

   * Percentages indicated are based on net assets of $43,476,959.

  @@ Non-income producing security.

   @ U.S. currency denominated.

  ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   & For Federal income tax purposes, cost is $36,446,176 and appreciation
     (depreciation) is as follows:

                       Unrealized appreciation:           $7,155,259
                       Unrealized depreciation:           (1,567,872)
                                                          ----------
                       Net unrealized appreciation:       $5,587,387
                                                          ==========

Abbreviations:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

================================================================================

   The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                                                                    Percentage of Net Assets*
                                                                                  -----------------------------
                                                                                           Short-Term
                           Country (Country Code/Currency Code)                   Equity    & Other       Total
                           ------------------------------------                   ------   ----------     -----
                           Argentina (ARG/ARS) ................................     1.0                    1.0
                           Brazil (BRZL/BRL) ..................................     1.6                    1.6
                           Canada (CAN/CAD) ...................................     5.1                    5.1
                           Denmark (DEN/DKK) ..................................     2.0                    2.0
                           Finland (FIN/FIM) ..................................     7.3                    7.3
                           Germany (GER/DEM) ..................................     4.7                    4.7
                           Hong Kong (HK/HKD) .................................     0.4                    0.4
                           Hungary (HGRY/HUF) .................................     0.4                    0.4
                           Indonesia (INDO/IDR) ...............................     3.2                    3.2
                           Italy (ITLY/ITL) ...................................     3.9                    3.9
                           Japan (JPN/JPY) ....................................     2.6                    2.6
                           Mexico (MEX/MXN) ...................................     0.5                    0.5
                           Netherlands (NETH/NLG) .............................     1.8                    1.8
                           Pakistan (PAK/PKR) .................................     0.8                    0.8
                           Philippines (PHIL/PHP) .............................     1.6                    1.6
                           Spain (SPN/ESP) ....................................     3.6                    3.6
                           United Kingdom (UK/GBP) ............................     2.8                    2.8
                           United States (US/USD) .............................    45.9       10.8        56.7
                                                                                   ----       ----       -----
                           Total                                                   89.2       10.8       100.0
                                                                                   ====       ====       =====

--------------

    *   Percentages indicated are based on net assets of $43,476,959.


    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                            JUNE 30, 1995 (UNAUDITED)

                                                                                             Unrealized
                                                  Market Value    Contract      Delivery   Appreciation
                                                 (U.S. Dollars)     Price         Date    (Depreciation)
                                                 --------------   --------      --------  --------------
Contracts to Sell:
------------------
Deutsche Marks ..............................        101,368        1.43800     07/25/95   $  (4,011)
Deutsche Marks ..............................      1,050,344        1.37248     08/03/95       6,141
Deutsche Marks ..............................         36,256        1.43286     08/30/95      (1,360)
Italian Lira ................................        855,353    1,664.24992     08/16/95      (9,662)
Japanese Yen ................................        129,346       82.00000     08/10/95       3,581
Japanese Yen ................................        196,323       85.61500     08/31/95      (3,600)
Netherland Guilders .........................        258,849        1.59740     08/15/95      (8,443)
Netherland Guilders .........................        388,274        1.60070     08/15/95     (13,438)
                                                   ---------                               ---------
Total Contracts to Sell
 (Receivable amount $2,985,321) .............      3,016,113                                 (30,792)
                                                   ---------                               ---------
The Value of Contracts to Sell as a
 Percentage of Net Assets is 6.94%.
     Total Open Forward Foreign
      Currency Contracts, Net ...............                                               $(30,792)
                                                                                            ========

--------------

See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
Finance (31.2%)
---------------
   Peregrine Investment Holdings Ltd. . . . . . . . . . . . . . . . . . .         HK            305,000     $  433,614     5.5
     Securities Broker
   Banco LatinoAmericano de Exportaciones, S.A. (Bladex) @  . . . . . . .         PN             11,600        384,250     4.8
     Other Financial
   First Financial Caribbean Corp.  . . . . . . . . . . . . . . . . . . .         US             18,700        275,825     3.5
     Other Financial
   Dhana Siam Finance & Securities Co., Ltd. (Foreign)  . . . . . . . . .         THAI           42,000        248,511     3.1
     Investment Management
   Administradora de Fondos de Pensiones Provida S.A. -- ADR @  . . . . .         CHLE            8,000        215,000     2.7
     Other Financial
   Robinson's Land Corp. "B" @@ . . . . . . . . . . . . . . . . . . . . .         PHIL        1,505,000        206,635     2.6
     Real Estate
   Espirito Santo Financial Holding S.A. -- ADR @ . . . . . . . . . . . .         LUX            17,400        202,275     2.6
     Banks-Money Center
   Banco Ganadero S.A. -- ADR @ . . . . . . . . . . . . . . . . . . . . .         COL             8,000        192,000     2.4
     Banks-Money Center
   Bangkok Bank Co., Ltd. (Foreign) . . . . . . . . . . . . . . . . . . .         THAI           17,000        187,396     2.4
     Banks-Money Center
   Israel Land Development Co., Ltd. -- ADR @ . . . . . . . . . . . . . .         ISRL           15,000        127,500     1.6
     Investment Management                                                                                  ----------
                                                                                                             2,473,006
                                                                                                            ----------
Services (17.1%)
----------------
   Ceteco Holding N.V.  . . . . . . . . . . . . . . . . . . . . . . . . .         NETH            9,000        273,079     3.4
     Retailers-Other
   Resorts World Bhd. . . . . . . . . . . . . . . . . . . . . . . . . . .         MAL            32,000        187,733     2.4
     Leisure & Tourism
   Dickson Concepts International Ltd.  . . . . . . . . . . . . . . . . .         HK            271,000        161,991     2.1
     Retailers-Apparel
   Wo Kee Hong Holdings Ltd.  . . . . . . . . . . . . . . . . . . . . . .         HK            658,000        153,077     1.9
     Retailers-Other
   Pakistan Telecommunications Co., Ltd. -- 144A GDR @ ## . . . . . . . .         PAK             1,500        149,250     1.9
     Telephone Networks
   Robinson & Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .         SING           36,000        148,175     1.9
     Retailers-Apparel
   Keppel Corp., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .         SING           18,000        146,886     1.9
     Transportation-Shipping
   Petersburg Long Distance, Inc.  @ @@ . . . . . . . . . . . . . . . . .         RUS            22,000        129,250     1.6
     Telephone-Long Distance                                                                                ----------
                                                                                                             1,349,441
                                                                                                            ----------
Consumer Non-Durables (15.8%)
-----------------------------
   Panamerican Beverages, Inc. "A" @  . . . . . . . . . . . . . . . . . .         MEX             9,600        288,000     3.7
     Beverages-Non alcoholic
   Noble China @@ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         CAN            72,300        260,621     3.3
     Beverages-Alcoholic
   Cervecer Backus & Johnston "T" . . . . . . . . . . . . . . . . . . . .         PERU          100,000        236,724     3.0
     Beverages-Alcoholic


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND


                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
   Embotelladora Lima S.A. -- Trabejo @@  . . . . . . . . . . . . . . . .         PERU          107,853     $  224,734     2.8
     Beverages-Non alcoholic
   Rothmans Industries  . . . . . . . . . . . . . . . . . . . . . . . . .         SING           30,000        163,207     2.1
     Tobacco
   Tectoy Industria Brinquedos Preferred @@ . . . . . . . . . . . . . . .         BRZL      119,600,000         71,500     0.9
     Toys                                                                                                   ----------
                                                                                                             1,244,786
                                                                                                            ----------
Multi-Industry/Miscellaneous (12.8%)
------------------------------------
   Grupo Sidek, S.A. de C.V. -- ADR @ @@  . . . . . . . . . . . . . . . .         MEX            56,300        260,388     3.3
     Conglomerate
   Mirgor S.A.C.I.F.I.A. -- 144A GDR @ @@ ##  . . . . . . . . . . . . . .         ARG            85,000        170,000     2.2
     Miscellaneous
   Sime Darby Bhd.  . . . . . . . . . . . . . . . . . . . . . . . . . . .         MAL            36,000        100,431     1.3
     Miscellaneous
   Harvard Investment Co. Growth Fund . . . . . . . . . . . . . . . . . .         CZCH            4,833         97,820     1.2
     Country Funds
   Grasim Industries Ltd. -- GDR Tranche 2 @ @@ . . . . . . . . . . . . .         IND             4,000         95,520     1.2
     Miscellaneous
   Mahindra & Mahindra Ltd. -- GDR @  . . . . . . . . . . . . . . . . . .         IND             8,000         93,040     1.2
     Miscellaneous
   Pakistan Investment Fund, Inc. . . . . . . . . . . . . . . . . . . . .         US             12,900         87,075     1.1
     Country Funds
   Czeske Energeticke Zavody (CEZ AS) @@  . . . . . . . . . . . . . . . .         CZCH            1,500         54,567     0.7
     Miscellaneous
   Harvardsky Dividendovy Investment Fund @@  . . . . . . . . . . . . . .         CZCH            2,500         48,375     0.6
     Country Funds                                                                                          ----------
                                                                                                             1,007,216
                                                                                                            ----------
Materials/Basic Industries (12.6%)
----------------------------------
   Paranapanema S.A. Min., Ind. E Construacao Preferred @@  . . . . . . .         BRZL       21,600,000        397,957     5.0
     Metals-Non-Ferrous
   Malaysia Mining Corp., Bhd.  . . . . . . . . . . . . . . . . . . . . .         MAL           149,000        270,187     3.4
     Metals-Non-Ferrous
   Cementos Paz del Rio S.A. -- 144A ADR @ @@ ##  . . . . . . . . . . . .         COL            14,400        237,600     3.0
     Cement
   Venezolana de Pulpa Y Papel -- 144A GDR @ ## . . . . . . . . . . . . .         VENZ           56,000         77,000     1.0
     Forest Products
   Indo Gulf Fertilizer & Chemical -- GDR @ @@  . . . . . . . . . . . . .         IND             7,500         15,000     0.2
     Chemicals                                                                                              ----------
                                                                                                               997,744
                                                                                                            ----------
Consumer Durables (6.5%)
------------------------
   Singer Co. N.V. @. . . . . . . . . . . . . . . . . . . . . . . . . . .         HK              9,000        232,875     2.9
     Appliances & Household
   Marco Polo S.A. Preferred "B" @@ . . . . . . . . . . . . . . . . . . .         BRZL        1,100,000        185,302     2.3
     Auto Parts
   Tata Engineering and Locomotive Co. Ltd. -- GDR @ @@ . . . . . . . . .         IND             5,000         99,350     1.3
     Automobiles                                                                                            ----------
                                                                                                               517,527
                                                                                                            ----------
Health Care (3.2%)
------------------
   PT Darya Varia Laboratoria @@  . . . . . . . . . . . . . . . . . . . .         INDO           56,000        251,572     3.2
     Pharmaceuticals                                                                                        ----------


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
Capital Goods (2.3%)
--------------------
   Hindalco Industries Ltd. -- GDR @ @@ . . . . . . . . . . . . . . . . .         IND             3,500     $   99,750     1.3
     Industrial Components
   Siderurgica Venezolana Sivensa (Sivensa) -- ADR @  . . . . . . . . . .         VENZ           52,000         78,000     1.0
     Construction                                                                                           ----------
                                                                                                               177,750
                                                                                                            ----------
Energy (0.2%)
-------------
   Czech Power Co. -- GDR @ @@  . . . . . . . . . . . . . . . . . . . . .         CZCH              500         18,000     0.2
     Electrical & Gas Utilities                                                                             ----------   -----
Total Equity Investments (cost $7,973,976)  . . . . . . . . . . . . . . .                                    8,037,042   101.7
                                                                                                            ----------   -----
Total Investments (cost $7,973,976)&  . . . . . . . . . . . . . . . . . .                                    8,037,042   101.7
Other Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . .                                     (136,014)   (1.7)
                                                                                                            ----------   -----
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   $7,901,028   100.0
                                                                                                            ==========   =====

---------------------
    *  Percentages indicated are based on net assets of $7,901,028.
    @  U.S. currency denominated.
   @@  Non-income producing security.
   ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    & For Federal income tax purposes, cost is $7,973,976 and appreciation (depreciation) is as follows:

                                                  Unrealized appreciation:         $   502,382
                                                  Unrealized depreciation:            (439,316)
                                                                                   -----------
                                                  Net unrealized appreciation:     $    63,066
                                                                                   ===========

Abbreviations:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                                                                  Percentage of Net Assets*
                                                                            ------------------------------------
                                                                                        Short-Term
                     Country (Country Code/Currency Code)                   Equity       & Other           Total
                     ------------------------------------                   ------       -------           -----
                     Argentina (ARG/ARS)  . . . . . . . . . . . . . .         2.2                           2.2
                     Brazil (BRZL/BRL)  . . . . . . . . . . . . . . .         8.2                           8.2
                     Canada (CAN/CAD) . . . . . . . . . . . . . . . .         3.3                           3.3
                     Chile (CHLE/CLP) . . . . . . . . . . . . . . . .         2.7                           2.7
                     Colombia (COL/COP) . . . . . . . . . . . . . . .         5.4                           5.4
                     Czech Republic (CZCH/CSK)  . . . . . . . . . . .         2.7                           2.7
                     Hong Kong (HK/HKD) . . . . . . . . . . . . . . .        12.4                          12.4
                     India (IND/INR)  . . . . . . . . . . . . . . . .         5.2                           5.2
                     Indonesia (INDO/IDR) . . . . . . . . . . . . . .         3.2                           3.2
                     Israel (ISRL/ILS)  . . . . . . . . . . . . . . .         1.6                           1.6
                     Luxembourg (LUX/ECU) . . . . . . . . . . . . . .         2.6                           2.6
                     Malaysia (MAL/MYR) . . . . . . . . . . . . . . .         7.1                           7.1
                     Mexico (MEX/MXN) . . . . . . . . . . . . . . . .         7.0                           7.0
                     Netherlands (NETH/NLG) . . . . . . . . . . . . .         3.4                           3.4
                     Pakistan (PAK/PKR) . . . . . . . . . . . . . . .         1.9                           1.9
                     Panama (PN/PND)  . . . . . . . . . . . . . . . .         4.8                           4.8
                     Peru (PERU/PES)  . . . . . . . . . . . . . . . .         5.8                           5.8
                     Philippines (PHIL/PHP) . . . . . . . . . . . . .         2.6                           2.6
                     Russia (RUS/SUR) . . . . . . . . . . . . . . . .         1.6                           1.6
                     Singapore (SING/SGD) . . . . . . . . . . . . . .         5.9                           5.9
                     Thailand (THAI/THB)  . . . . . . . . . . . . . .         5.5                           5.5
                     United States (US/USD) . . . . . . . . . . . . .         4.6           (1.7)           2.9
                     Venezuela (VENZ/VEB) . . . . . . . . . . . . . .         2.0                           2.0
                                                                            -----           ----          -----
                     Total  . . . . . . . . . . . . . . . . . . . . .       101.7           (1.7)         100.0
                                                                            =====           ====          =====


---------------------
   *   Percentages indicated are based on net assets of $7,901,028.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
Energy (25.0%)
--------------
   ASEA AB "B" Free . . . . . . . . . . . . . . . . . . . . . . . . . . .         SWDN           200        $   17,002     3.0
     Electrical & Gas Utilities
   Korea Electric Power Corp. -- ADR @  . . . . . . . . . . . . . . . . .         KOR            700            15,838     2.8
     Electrical & Gas Utilities
   Chilegener S.A. -- ADR @ . . . . . . . . . . . . . . . . . . . . . . .         CHLE           500            15,812     2.7
     Electrical & Gas Utilities
   Empresa Nacional de Electridad S.A. -- ADR @ . . . . . . . . . . . . .         SPN            300            14,775     2.6
     Electrical & Gas Utilities
   Edison S.p.A.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         ITLY         3,200            14,285     2.5
     Electrical & Gas Utilities
   EVN Energie-Versorgung Niederoesterreich AG  . . . . . . . . . . . . .         ASTRI          100            13,977     2.4
     Electrical & Gas Utilities
   Capex S.A. @@  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         ARG          1,700            13,179     2.3
     Electrical & Gas Utilities
   Companhia Energetica de Minas Gerais (Cemig) -- ADR @ @@ . . . . . . .         BRZL           589            11,633     2.0
     Electrical & Gas Utilities
   Enron Global Power & Pipelines L.L.C.  . . . . . . . . . . . . . . . .         US             400             9,500     1.7
     Electrical & Gas Utilities
   MetroGas S.A. -- ADR @ @@  . . . . . . . . . . . . . . . . . . . . . .         ARG            700             6,038     1.0
     Electrical & Gas Utilities
   Compania Boliviana de Energia Electrica @  . . . . . . . . . . . . . .         BOL            200             5,950     1.0
     Electrical & Gas Utilities
   Consolidated Electric Power Asia . . . . . . . . . . . . . . . . . . .         HK           2,000             4,640     0.8
     Electrical & Gas Utilities
   Powergen PLC -- ADR @ @@ . . . . . . . . . . . . . . . . . . . . . . .         UK             100             1,213     0.2
     Electrical & Gas Utilities                                                                            -----------
                                                                                                               143,842
                                                                                                           -----------
Capital Goods (22.6%)
---------------------
   Nokia AB Preferred -- ADR @  . . . . . . . . . . . . . . . . . . . . .         FIN            400            23,850     4.2
     Telecom Equipment
   Mannesmann AG @@ . . . . . . . . . . . . . . . . . . . . . . . . . . .         GER             60            18,336     3.2
     Machinery & Engineering
   Allgon AB "B" Free . . . . . . . . . . . . . . . . . . . . . . . . . .         SWDN           700            16,658     2.9
     Telecom Equipment
   Caterpillar, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .         US             200            12,850     2.2
     Machinery & Engineering
   United Engineers Ltd.  . . . . . . . . . . . . . . . . . . . . . . . .         MAL          2,000            12,718     2.2
     Construction
   BroadBand Technologies, Inc. @@  . . . . . . . . . . . . . . . . . . .         US             500            12,375     2.2
     Telecom Equipment
   Acme-Cleveland Corp. . . . . . . . . . . . . . . . . . . . . . . . . .         US             500            11,812     2.1
     Machine Tools
   Fluor Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             200            10,400     1.8
     Construction
   Hopewell Holdings  . . . . . . . . . . . . . . . . . . . . . . . . . .         HK           5,000             4,233     0.7
     Construction
   E.R.G. Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         AUSL         3,000             3,071     0.5
     Electrical Plant/Equipment
   AES China Generating Co., Ltd. "A" @@  . . . . . . . . . . . . . . . .         HK             200             2,050     0.4
     Electrical Plant/Equipment



    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND


                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
   Harbin Power Equipment Co., Ltd. -- 144A @@ ## . . . . . . . . . . . .         CHNA         4,000       $     1,279     0.2
     Electrical Plant/Equipment                                                                            -----------
                                                                                                               129,632
                                                                                                           -----------
Services (22.5%)
   WorldCom, Inc. @@  . . . . . . . . . . . . . . . . . . . . . . . . . .         US             600            16,200     2.8
     Telephone-Long Distance
   DDI Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         JPN              2            16,049     2.8
     Wireless Communications
   Telefonica de Espana -- ADR @  . . . . . . . . . . . . . . . . . . . .         SPN            400            15,500     2.7
     Telephone Networks
   PT Indonesia Satellite (Indosat) -- ADR @ @@ . . . . . . . . . . . . .         INDO           400            15,300     2.7
     Telephone-Long Distance
   Philippine Long Distance Telephone Co. -- ADR @  . . . . . . . . . . .         PHIL           200            14,350     2.5
     Telephone-Long Distance
   Stet Di Risp . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         ITLY         5,800            12,893     2.2
     Telephone Networks
   RailTex, Inc. @@ . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             500            11,875     2.0
     Transportation-Road & Rail
   ABC Rail Products Corp. @@ . . . . . . . . . . . . . . . . . . . . . .         US             500            11,500     2.0
     Transportation-Road & Rail
   International Container Terminal Services (ICTS) @@  . . . . . . . . .         PHIL         7,025             4,892     0.9
     Transportation-Shipping
   Pakistan Telecommunications Co., Ltd. -- 144A GDR @ ## . . . . . . . .         PAK             40             3,980     0.7
     Telephone Networks
   Philippino Telephone -- New  . . . . . . . . . . . . . . . . . . . . .         PHIL         4,100             3,217     0.6
     Wireless Communications
   PST Vans, Inc. @ . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             300             1,894     0.3
     Transportation-Road & Rail
   PriCellular Corp. "A"  . . . . . . . . . . . . . . . . . . . . . . . .         US             200             1,850     0.3
     Wireless Communications                                                                               -----------
                                                                                                               129,500
                                                                                                           -----------
Materials/Basic Industries (16.6%)
----------------------------------
   Giant Cement Holding, Inc. @@  . . . . . . . . . . . . . . . . . . . .         US           1,300            15,925     2.8
     Cement
   Lone Star Industries, Inc. . . . . . . . . . . . . . . . . . . . . . .         US             600            12,900     2.2
     Cement
   Siam Cement Co., Ltd. (Foreign)  . . . . . . . . . . . . . . . . . . .         THAI           200            12,774     2.2
     Cement
   PT Bakrie and Brothers @@  . . . . . . . . . . . . . . . . . . . . . .         INDO         4,000            12,219     2.1
     Building Materials & Components
   Grupo Simec, S.A. de C.V. -- ADR @ @@  . . . . . . . . . . . . . . . .         MEX          1,100            10,863     1.9
     Metals-Steel
   La Cementos Nacional, C.A. -- 144A GDR @ ##  . . . . . . . . . . . . .         ECDR            40             9,200     1.6
     Cement
   Hylsamex, S.A. de C.V. -- 144A ADR @ @@ ## . . . . . . . . . . . . . .         MEX            500             9,000     1.6
     Metals-Steel
   Cementos Paz del Rio S.A. -- 144A ADR @ @@ ##  . . . . . . . . . . . .         COL            400             6,600     1.1
     Cement
   PT Semen Cibinong (Foreign)  . . . . . . . . . . . . . . . . . . . . .         INDO         2,000             6,289     1.1
     Cement                                                                                                -----------
                                                                                                                95,770
                                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND


                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
Technology (6.1%)
   Three-Five Systems, Inc. @@  . . . . . . . . . . . . . . . . . . . . .         US             600       $    20,625     3.6
     Telecom Technology
   DSP Communications, Inc. @@  . . . . . . . . . . . . . . . . . . . . .         US             700            14,525     2.5
     Telecom Technology                                                                                    -----------
                                                                                                                35,150
                                                                                                           -----------
Multi-Industry/Miscellaneous (2.0%)
-----------------------------------
   General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . .         US             200            11,275     2.0
     Conglomerate                                                                                          -----------   -----
Total Equity Investments (cost $518,496)  . . . . . . . . . . . . . . . .                                      545,169    94.8
                                                                                                           -----------   -----
Short-Term Investments
----------------------
Repurchase Agreement (2.1%)
   United States (2.1%)
     Dated June 30, 1995 with State Street Bank and Trust Company, due
       July 3, 1995, for an effective yield of 6.10% collateralized by
       $10,000 United States Treasury Bond, 9.875% due 11/15/15 (market value of collateral is $13,610, including accrued interest).
       (cost $12,002) . . . . . . . . . . . . . . . . . . . . . . . . . .                                       12,002     2.1
                                                                                                           -----------   -----
Total Investments (cost $530,498) & . . . . . . . . . . . . . . . . . . .                                      557,171    96.9
Other Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . .                                       18,062     3.1
                                                                                                           -----------   -----
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $   575,233   100.0
                                                                                                           ===========   =====

---------------------
    *  Percentages indicated are based on net assets of $575,233.
    @  U.S. currency denominated.
   @@  Non-income producing security.
   ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    & For Federal income tax purposes, cost is $530,498 and appreciation (depreciation) is as follows:

                                        Unrealized appreciation:       $      36,864
                                        Unrealized depreciation:             (10,191)
                                                                       -------------
                                        Net unrealized appreciation:   $      26,673
                                                                       =============


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

   The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                                        Percentage of Net Assets*
                                                        -------------------------
                                                                Short-Term
Country (Country Code/Currency Code)                    Equity    & Other  Total
------------------------------------                    ------    -------  -----
Argentina (ARG/ARS) ..............................         3.3                 3.3
Australia (AUSL/AUD) .............................         0.5                 0.5
Austria (ASTRI/ATS) ..............................         2.4                 2.4
Bolivia (BOL/BOL) ................................         1.0                 1.0
Brazil (BRZL/BRL) ................................         2.0                 2.0
Chile (CHLE/CLP) .................................         2.7                 2.7
China (CHNA/RMB) .................................         0.2                 0.2
Colombia (COL/COP) ...............................         1.1                 1.1
Ecuador (ECDR/ECS) ...............................         1.6                 1.6
Finland (FIN/FIM) ................................         4.2                 4.2
Germany (GER/DEM) ................................         3.2                 3.2
Hong Kong (HK/HKD) ...............................         1.9                 1.9
Indonesia (INDO/IDR) .............................         5.9                 5.9
Italy (ITLY/ITL) .................................         4.7                 4.7
Japan (JPN/JPY) ..................................         2.8                 2.8
Korea (KOR/KRW) ..................................         2.8                 2.8
Malaysia (MAL/MYR) ...............................         2.2                 2.2
Mexico (MEX/MXN) .................................         3.5                 3.5
Pakistan (PAK/PKR) ...............................         0.7                 0.7
Philippines (PHIL/PHP) ...........................         4.0                 4.0
Spain (SPN/ESP) ..................................         5.3                 5.3
Sweden (SWDN/SEK) ................................         5.9                 5.9
Thailand (THAI/THB) ..............................         2.2                 2.2
United Kingdom (UK/GBP) ..........................         0.2                 0.2
United States (US/USD) ...........................        30.5      5.2       35.7
                                                          ----      ---       ----
Total ............................................        94.8      5.2      100.0
                                                          ====      ===      =====


------------
  * Percentages indicated are based on net assets of $575,233.


              The accompanying notes are an integral part of the
                            financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
Materials/Basic Industries (48.0%)
   Agrium, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         CAN            650       $    22,008     3.8
     Chemicals
   Dow Chemical Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             300            21,563     3.7
     Chemicals
   J&L Specialty Steel, Inc. @@ . . . . . . . . . . . . . . . . . . . . .         US           1,100            21,175     3.7
     Metals-Steel
   Cabot Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             400            21,100     3.7
     Chemicals
   Cytec Industries, Inc. @@  . . . . . . . . . . . . . . . . . . . . . .         US             500            20,438     3.5
     Chemicals
   Rainy River Forest Products, Inc. @@ . . . . . . . . . . . . . . . . .         CAN          2,000            20,208     3.5
     Forest Products
   Mississippi Chemical Corp. . . . . . . . . . . . . . . . . . . . . . .         US           1,000            19,938     3.5
     Chemicals
   Cambior, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         CAN          1,600            19,808     3.5
     Gold
   St Laurent Paperboard, Inc. @@ . . . . . . . . . . . . . . . . . . . .         CAN          1,300            19,526     3.4
     Forest Products
   Easco, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US           1,500            18,375     3.2
      Misc. Materials & Components
   Asarco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             430            13,115     2.3
     Metals-Non-Ferrous
   Reynolds Metals Co.  . . . . . . . . . . . . . . . . . . . . . . . . .         US             250            12,938     2.3
     Metals-Non-Ferrous
   Mo Och Domsjoe AB "B" Free . . . . . . . . . . . . . . . . . . . . . .         SWDN           200            11,541     2.0
     Forest Products
   Kimmene Oy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         FIN            300             9,346     1.6
     Forest Products
   Anglovaal Ltd. "N" . . . . . . . . . . . . . . . . . . . . . . . . . .         SAFR           260             8,940     1.6
     Metals-Non-Ferrous
   Broken Hill Proprietary Co., Ltd.  . . . . . . . . . . . . . . . . . .         AUSL           700             8,620     1.5
     Misc. Materials & Components
   Acacia Resources Ltd. @@ . . . . . . . . . . . . . . . . . . . . . . .         AUSL         4,000             7,053     1.2
     Gold                                                                                                  -----------
                                                                                                               275,692
                                                                                                           ===========
Energy (35.5%)
--------------
   Total Compagnie Francaise des Petroles S.A. -- ADR @ . . . . . . . . .         FR           1,200            36,300     6.3
     Oil
   Repsol S.A. -- ADR @ . . . . . . . . . . . . . . . . . . . . . . . . .         SPN          1,100            34,788     6.0
     Oil
   Shell Transport & Trading Co., PLC:  . . . . . . . . . . . . . . . . .         UK              --                --     4.0
     Oil
     ADR @  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         --             200            14,475      --
     Common . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         --             700             8,366      --
   British Petroleum Co., PLC -- ADR @  . . . . . . . . . . . . . . . . .         UK             250            21,406     3.7
     Oil
   Saga Petroleum AS "A"  . . . . . . . . . . . . . . . . . . . . . . . .         NOR          1,400            19,888     3.4
     Oil
   Anadarko Petroleum Corp. . . . . . . . . . . . . . . . . . . . . . . .         US             460            19,838     3.4
     Oil


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                                                                                                                        % of Net
Equity Investments                                                              Country       Shares      Market Value   Assets*
------------------                                                              -------       ------      ------------   -------
   Mobil Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             200       $    19,200     3.3
     Oil
   Norsk Hydro AS -- ADR @  . . . . . . . . . . . . . . . . . . . . . . .         NOR            450            18,788     3.3
     Oil
   Northstar Energy Corp. @@  . . . . . . . . . . . . . . . . . . . . . .         CAN          1,500            12,152     2.1
     Gas Production & Distribution                                                                         -----------
                                                                                                               205,201
                                                                                                           ===========
Consumer Non-Durables (6.2%)
----------------------------
   IBP, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         US             500            21,750     3.8
     Food
   Pioneer Hi-Bred International, Inc.  . . . . . . . . . . . . . . . . .         US             335            14,070     2.4
     Food                                                                                                  -----------
                                                                                                                35,820
                                                                                                           ===========
Capital Goods (3.6%)
--------------------
   Harnischfeger Industries, Inc. . . . . . . . . . . . . . . . . . . . .         US             600            20,775     3.6
     Machinery & Engineering                                                                               -----------    ----
Total Equity Investments (cost $519,564)  . . . . . . . . . . . . . . . .                                      537,488    93.3
                                                                                                           ===========    ====

                                                                                            Principal                   % of Net
Short-Term Investments                                                         Currency      Amount     Market Value    Assets*
----------------------                                                         --------      ------     ------------    --------
Repurchase Agreement (21.4%)
----------------------------
   United States (21.4%)
   ---------------------
     Dated June 30, 1995 with State Street Bank and Trust Company, due
       July 3, 1995, for an effective yield of 6.10% collateralized by $95,000
       United States Treasury Bond, 9.675% due 11/15/15 (market value of
       collateral is $129,300, including accrued interest). (cost $123,021)                                    123,021    21.4
Commercial Paper -- Discounted (20.7%)
--------------------------------------
   United States (20.7%)
   ---------------------
     Federal National Mortgage Association, effective yield
       5.85% due 8/7/95 (cost $119,283)   . . . . . . . . . . . . . . . .         USD        120,000           119,283    20.7
Treasury Bill (1.4%)
--------------------
   Mexico (1.4%)
   -------------
     Mexican Tesobonos, effective yield 25.02% due
       7/27/95 (cost $7,858)  . . . . . . . . . . . . . . . . . . . . . .         USD          8,000             7,858     1.4
                                                                                                           -----------   -----
Total Short-Term Investments (cost $250,162)  . . . . . . . . . . . . . .                                      250,162    43.5
                                                                                                           -----------   -----
Total Investments (cost $769,726) & . . . . . . . . . . . . . . . . . . .                                      787,650   136.8
Other Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . .                                     (211,941)  (36.8)
                                                                                                           -----------   -----
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $   575,709   100.0
                                                                                                           ===========   =====

---------------------
    *  Percentages indicated are based on net assets of $575,709.
   @@  Non-income producing security.
    @  U.S. currency denominated.
    & For Federal income tax purposes, cost is $769,726 and appreciation (depreciation) is as follows:

                                        Unrealized appreciation:       $      25,588
                                        Unrealized depreciation:              (7,664)
                                                                       -------------
                                        Net unrealized appreciation:   $      17,924
                                                                       =============


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

The Fund's Portfolio of Investments at June 30, 1995 was concentrated in the following countries:

                                                                                 Percentage of Net Assets *
                                                                            ------------------------------------
                                                                                        Short-Term
                     Country (Country Code/Currency Code)                   Equity       & Other           Total
                     ------------------------------------                   ------       -------           -----
                     Australia (AUSL/AUD) . . . . . . . . . . . . . .         2.7                           2.7
                     Canada (CAN/CAD) . . . . . . . . . . . . . . . .        16.3                          16.3
                     Finland (FIN/FIM)  . . . . . . . . . . . . . . .         1.6                           1.6
                     France (FR/FRF)  . . . . . . . . . . . . . . . .         6.3                           6.3
                     Mexico (MEX/MXN) . . . . . . . . . . . . . . . .                        1.4            1.4
                     Norway (NOR/NOK) . . . . . . . . . . . . . . . .         6.7                           6.7
                     South Africa (SAFR/ZAR)  . . . . . . . . . . . .         1.6                           1.6
                     Spain (SPN/ESP)  . . . . . . . . . . . . . . . .         6.0                           6.0
                     Sweden (SWDN/SEK)  . . . . . . . . . . . . . . .         2.0                           2.0
                     United Kingdom (UK/GBP)  . . . . . . . . . . . .         7.7                           7.7
                     United States (US/USD) . . . . . . . . . . . . .        42.4            5.3           47.7
                                                                             ----            ---          -----
                     Total  . . . . . . . . . . . . . . . . . . . . .        93.3            6.7          100.0
                                                                             ====            ===          =====


---------------------
   *   Percentages indicated are based on net assets of $575,709.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

                            PORTFOLIO OF INVESTMENTS
                           June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                                         % of Net
Equity Investments                                                           Shares         Market Value                  Assets*
------------------                                                           ------         ------------                 --------
Technology (30.0%)
------------------
   Integrated Device Technology, Inc. @@ ....................                21,900            $1,012,875                  3.0
     Semiconductors
   Micron Technology, Inc. ..................................                18,400             1,009,700                  3.0
     Semiconductors
   LAM Research Corp. @@.....................................                15,400               985,600                  2.9
     Semiconductors
   Applied Materials, Inc. @@................................                11,000               952,875                  2.8
     Semiconductors
   Cabletron Systems, Inc. @@................................                17,600               937,200                  2.7
     Networking
   National Semiconductor Corp. @@...........................                27,900               774,225                  2.3
     Semiconductors
   BMC Software, Inc. @@.....................................                 9,700               749,325                  2.2
     Software
   Cirrus Logic, Inc. @@.....................................                11,600               727,175                  2.1
     Semiconductors
   Seagate Technology, Inc. @@...............................                15,700               616,225                  1.8
     Computers & Peripherals
   Compuware Corp. ..........................................                18,400               565,800                  1.7
     Software
   Dallas Semiconductor Corp. ...............................                23,700               485,850                  1.4
     Semiconductors
   Lattice Semiconductor Corp. @@............................                13,400               460,625                  1.4
     Semiconductors
   Cisco Systems, Inc. @@....................................                 8,800               444,950                  1.3
     Networking
   Western Digital Corp @@ ..................................                16,500               286,688                  0.8
     Computers & Peripherals
   Excalibur Technologies Corp.: ............................                  --                    --                    0.3
     Software
     Common -- Restricted @@ |...............................                11,000                88,000                   --
     Common @@...............................................                 2,000                16,000                   --
   Chipcom Corp. @@..........................................                 4,200                99,750                  0.3
     Computer & Peripherals
                                                                                               ----------
                                                                                               10,212,863
                                                                                               ----------
Services (14.5%)
----------------
   AnnTaylor Stores, Inc. @@.................................                37,400               869,550                  2.6
     Retailers-Apparel
   Michaels Stores, Inc. @@..................................                40,900               869,125                  2.5
     Retailers-Other
   Sports Authority, Inc. @@.................................                33,200               676,450                  2.0
     Retailers-Other
   Kelly Services, Inc. "A" .................................                22,800               587,100                  1.7
     Business & Public Services
   United Video Satellite Group, Inc. "A" ...................                19,700               574,663                  1.7
     Cable Television
   Proffitt's, Inc. @@.......................................                13,100               389,725                  1.1
     Retailers-Other
   Savoy Pictures Entertainment, Inc. .......................                37,200               339,450                  1.0
     Leisure & Tourism
   Rio Hotel and Casino, Inc. @@.............................                21,500               295,625                  0.9
     Leisure & Tourism
   Friedman's, Inc. "A" @@...................................                12,500               237,500                  0.7
     Retailers-Other


               The accompanying notes are an integral part of the
                             financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

                                                                                                                        % of Net
Equity Investments                                                               Shares     Market Value                Assets*
------------------                                                               ------     ------------                --------
   Buckle, Inc. @@..................................................              7,600      $     118,750                 0.3
     Retailers-Apparel
                                                                                             -------------
                                                                                                 4,957,938
                                                                                             -------------
Finance (12.8%)
---------------
   H&R Block, Inc. .................................................             18,500            760,813                 2.2
     Consumer Finance
   Equity Inns, Inc. ...............................................             60,000            645,238                 1.9
     Real Estate Investment Trust
   KeyCorp .........................................................             19,200            602,400                 1.8
     Banks-Regional
   Leader Financial Corp. ..........................................             17,600            499,400                 1.5
     Savings & Loans
   ADVANTA Corp. "B" ...............................................             13,200            498,300                 1.5
     Consumer Finance
   Signet Banking Corp. ............................................             22,600            494,375                 1.4
     Banks-Regional
   RFS Hotel Investors, Inc. .......................................             28,900            440,550                 1.3
     Real Estate Investment Trust
   Mid-America Apartment Communities, Inc. .........................              9,100            227,500                 0.7
     Real Estate Investment Trust
   Trans Financial Bancorp, Inc. ...................................             10,100            154,025                 0.4
     Banks-Regional
   Capitol American Financial Corp. ................................              1,400             31,850                 0.1
     Insurance-Multi-Line
                                                                                                 ---------
                                                                                                 4,354,451
                                                                                                 ---------
Consumer Non-Durables (7.1%)
----------------------------
   V F Corp. .......................................................             11,900            639,618                 1.9
     Textiles & Apparel
   Haggar Corp. ....................................................             29,500            575,250                 1.7
     Textiles & Apparel
   Premark International, Inc. .....................................             10,700            555,063                 1.6
     Household Products
   Jones Apparel Group, Inc. @@.....................................             14,300            427,213                 1.3
     Textiles & Apparel
   Varsity Spirit Corp. ............................................             14,850            211,613                 0.6
     Textiles & Apparel
                                                                                                 ---------
                                                                                                 2,408,757
                                                                                                 ---------
Health Care (5.3%)
------------------
   Coventry Corp. @@................................................             57,700            815,013                 2.4
     Health Care Services
   Health Systems International, Inc. "A" @@........................             20,000            580,000                 1.7
     Health Care Services
   Abaxis, Inc. @@..................................................             39,400            275,800                 0.8
     Medical Technology & Supplies
   GranCare, Inc. @@................................................              8,400            135,450                 0.4
     Health Care Services
                                                                                                 ---------
                                                                                                 1,806,263
                                                                                                 ---------
Capital Goods (1.5%)
--------------------
   Eaton Corp. .....................................................              8,900            517,313                 1.5
     Industrial Components                                                                       ---------

Materials/Basic Industries (1.2%)
---------------------------------
   Georgia Gulf Corp. ..............................................             12,700            414,338                 1.2
     Chemicals                                                                                   ---------


               The accompanying notes are an integral part of the
                             financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        GT GLOBAL VARIABLE AMERICA FUND

                                                                                                                         % of Net
Equity Investments                                                                               Shares   Market Value   Assets*
------------------                                                                              --------  ------------  --------
Consumer Durables (1.2%)
------------------------
   Syratech Corp.............................................................................     12,900  $   237,038       0.7
     Appliances & Household
   Lifetime Hoan Corp. @@  ..................................................................     14,300      160,875       0.5
     Appliances & Household
                                                                                                          -----------
                                                                                                              397,913
                                                                                                          -----------     -----
Total Equity Investments (cost $20,370,204)..................................................              25,069,836      73.6
                                                                                                          -----------     -----

                                                                                                Principal
                                                                                                 Amount
Short-Term Investments                                                                         ----------
----------------------
Commercial Paper -- Discounted (20.2%)
--------------------------------------
   United States (20.2%)
   ---------------------
     Federal National Mortgage Association, effective yield 5.84% due 8/7/95.................  4,880,000    4,850,860      14.3
     Federal Home Loan Bank, effective yield 6.07% due 7/3/95................................  2,000,000    1,999,326       5.9
                                                                                                          -----------
Total Commercial Paper -- Discounted (cost $6,850,186).......................................               6,850,186
                                                                                                          -----------
Repurchase Agreement (7.8%)
---------------------------
   United States (7.8%)
   --------------------
     Dated June 30, 1995 with State Street Bank and Trust Company, due
       July 3, 1995, for an effective yield of 6.10% collateralized by $2,000,000
       United States Treasury Bond, 9.875% due 11/15/15 (market value of
       collateral is $2,722,100, including accrued interest) (cost $2,662,451)..............                2,662,451       7.8
                                                                                                          ------------    -----
Total Short-Term Investments (cost $9,512,637)...............................................               9,512,637      28.0
                                                                                                          -----------     -----
Total Investments (cost $29,882,841)&........................................................              34,582,473     101.6
Other Assets and Liabilities.................................................................                (530,379)     (1.6)
                                                                                                          -----------     -----
Net Assets...................................................................................             $34,052,094     100.0
                                                                                                          ===========     =====

----------------
  *  Percentages indicated are based on net assets of $34,052,094.
  @@ Non-income producing security.
    Restricted securities -- At June 30, 1995, the Fund owned the following restricted security constituting 0.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933
     (Note 1). Additional information on the restricted security is as follows:

                                                                                                                    Market Value
                                                                                     Acquistion                     Per Share at
                                                                                        Date     Shares     Cost       6/30/95
                                                                                     ----------  ------    -------  ------------
            Excalibur Technologies Corp..................................              4/19/94   11,000    $88,000      $8.00

  & For Federal income tax purposes, cost is $29,897,182 and appreciation (depreciation) of securities is as follows:


                                                 Unrealized appreciation:           $4,990,123
                                                -Unrealized depreciation:             (304,832)
                                                                                    ----------
                                                 Net unrealized appreciation:       $4,685,291
                                                                                    ==========


    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE NEW PACIFIC FUND

                          Portfolio of Investments

                          June 30, 1995 (Unaudited)

                                                                                                                       % of Net
Fixed Income Investments                                                     Country        Shares    Market Value     Assets*
------------------------                                                     -------       -------    ------------     --------
Finance (37.5%)
  TA Enterprise Bhd.  . . . . . . . . . . . . . . . . . . . . . . . .        MAL           170,000    $   585,846        2.9
    Investment Management
  Phatra Thanakit Co., Ltd. (Foreign) . . . . . . . . . . . . . . . .        THAI           67,500        563,526        2.8
    Investment Management
  Peregrine Investment Holdings Ltd.  . . . . . . . . . . . . . . . .        HK            350,000        497,590        2.5
    Securities Broker
  National Australia Bank Ltd.  . . . . . . . . . . . . . . . . . . .        AUSL           60,200        475,950        2.3
    Banks-Money Center
  Land and House Co., Ltd. (Foreign)  . . . . . . . . . . . . . . . .        THAI           20,900        440,446        2.2
    Real Estate
  DCB Holdings Bhd. @@  . . . . . . . . . . . . . . . . . . . . . . .        MAL           150,000        440,000        2.2
    Banks-Regional
  Land & General Bhd.   . . . . . . . . . . . . . . . . . . . . . . .        MAL           130,000        434,667        2.1
    Real Estate
  United Overseas Bank Ltd. (Foreign) . . . . . . . . . . . . . . . .        SING           46,000        434,646        2.1
    Banks-Money Center
  Kay Hian James Capel Holdings Ltd. (Foreign)  . . . . . . . . . . .        SING          357,000        431,875        2.1
    Securities Broker
  Thai Farmers Bank, Ltd. (Foreign) . . . . . . . . . . . . . . . . .        THAI           45,000        430,395        2.1
    Banks-Regional
  Westpac Banking Corp., Ltd.:  . . . . . . . . . . . . . . . . . . .        AUSL               --             --        2.1
    Banks-Regional
    Common  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        --            110,000        398,080         --
    Convertible Preferred, 6.5 till 6/30/98   . . . . . . . . . . . .        --              2,800         14,771         --
  HSBC Holdings PLC   . . . . . . . . . . . . . . . . . . . . . . . .        HK             30,000        384,824        1.9
    Banks-Money Center
  Ayala Land, Inc. "B"  . . . . . . . . . . . . . . . . . . . . . . .        PHIL          312,500        361,661        1.8
    Real Estate
  Development Bank of Singapore (Foreign) . . . . . . . . . . . . . .        SING           30,000        341,446        1.7
    Banks-Money Center
  Bangkok Bank Co., Ltd. (Foreign)  . . . . . . . . . . . . . . . . .        THAI           30,000        330,699        1.6
    Banks-Money Center
  Siam Commercial Bank PLC (Foreign)  . . . . . . . . . . . . . . . .        THAI           25,000        239,108        1.2
    Banks-Money Center
  PT Lippo Bank (Foreign)   . . . . . . . . . . . . . . . . . . . . .        INDO          120,000        211,590        1.0
    Banks-Money Center
  Siam City Bank Ltd. (Foreign)   . . . . . . . . . . . . . . . . . .        THAI          140,000        192,908        1.0
    Banks-Regional
  Hang Seng Bank  . . . . . . . . . . . . . . . . . . . . . . . . . .        HK             16,030        122,235        0.6
    Banks-Money Center
  Bank of East Asia, Ltd.   . . . . . . . . . . . . . . . . . . . . .        HK             38,161        114,918        0.6
    Banks-Money Center
  PT Bank Bali (Foreign)  . . . . . . . . . . . . . . . . . . . . . .        INDO           40,000        101,527        0.5
    Banks-Money Center
  Cheung Kong (Holdings) Ltd.   . . . . . . . . . . . . . . . . . . .        HK             10,000         49,501        0.2
    Real Estate
                                                                                                      ------------
                                                                                                        7,598,209
                                                                                                      ------------
Materials/Basic Industries (14.5%)
----------------------------------
  PT Semen Gresik (Foreign)   . . . . . . . . . . . . . . . . . . . .        INDO           91,000        611,164        3.0
    Cement


   The accompanying notes are an integral part of the financial statements.

                     G.T. GLOBAL VARIABLE INVESTMENT FUNDS
                     G.T. GLOBAL VARIABLE NEW PACIFIC FUND


                                                                                         % of Net
Equity Investments                                   Country   Shares     Market Value   Assets*
------------------                                   -------   ------     ------------   -------

  TPI Polene Co., Ltd. (Foreign)                     THAI       55,375     $20,377,021      1.9
    Chemicals
  Carter Holt Harvey Ltd.                            NZ        150,000         367,175      1.8
    Forest Products
  Western Mining Corporation Holdings Ltd.           AUSL       66,000         363,669      1.8
    Metals-Non-Ferrous
  PT Barito Pacific Timber (Foreign)                 INDO      245,000         352,201      1.7
    Forest Products
  Siam Cement Co., Ltd. (Foreign)                    THAI        5,000         319,352      1.6
    Cement
  Broken Hill Proprietary Co., Ltd.                  AUSL       20,566         253,255      1.3
    Misc. Materials & Components
  Royal Ceramic Industry (Foreign) @@                THAI      100,000         241,135      1.2
    Building Materials & Components
  PT Ekadharma Tape Industries                       INDO       66,000          47,439      0.2
    Chemicals                                                                ---------
                                                                             2,932,411
                                                                             ---------
Services (12.7%)
  Telecom Corporation of New Zealand Ltd.            NZ        100,000         374,532      1.8
    Telephone Networks
  Mandarin Oriental International Ltd.@ @@           HK        370,000         370,000      1.8
    Leisure & Tourism
  International Container Terminal Services (ICTS)@@ PHIL      437,500         304,654      1.5
    Transportation-Shipping
  PT Modern Photo Film Co. @@                        INDO       50,000         271,788      1.3
    Retailers-Other
  Overseas Union Enterprise Ltd.                     SING       40,000         244,810      1.2
    Leisure & Tourism
  News Corp., Ltd.                                   AUSL       40,180         224,539      1.1
    Broadcasting & Publishing
  Apollo Enterprises Ltd.                            SING      200,000         191,840      0.9
    Leisure & Tourism
  Matichon Newspaper Group (Foreign)                 THAI       30,000         154,407      0.8
    Broadcasting & Publishing
  AAPC Ltd.                                          AUSL      235,500         110,508      0.5
    Leisure & Tourism
  Philippine Long Distance Telephone Co. -- ADR @    PHIL        1,500         107,625      0.5
    Telephone-Long Distance
  Ito-Yokado Co., Ltd.                               JPN         2,000         105,499      0.5
    Retailers-Other
  News Corp., Ltd. Preferred                         AUSL       20,039          99,305      0.5
    Broadcasting & Publishing
  Ten Allied Co.                                     JPN         3,600          60,751      0.3
    Restaurants                                                              ---------
                                                                             2,620,258
                                                                             ---------
Multi-Industry/Miscellaneous (11.1%)
  First Pacific Co., Ltd. @@                         HK        570,000         504,633      2.5
    Conglomerate
  India Growth Fund, Inc.                            US         25,000         459,375      2.3
    Country Funds
  Straits Steamship Land Ltd.                        SING      120,000         415,748      2.1
    Conglomerate
  Hutchison Whampoa                                  HK         80,000         386,698      1.9
    Conglomerate
  Korea Fund, Inc.  @ @@                             KOR        12,500         245,313      1.2
    Country Funds


    The accompanying notes are an integral part of the financial statements.
                                      F-101

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                                                                                         % of Net
Equity Investments                                   Country   Shares     Market Value   Assets*
------------------                                   -------   ------     ------------   -------
  Taiwan Fund, Inc.                                  TWN        10,000    $   218,750      1.1
    Country Funds                                                         -----------
                                                                            2,230,517
                                                                          -----------
Consumer Durables (7.6%)
  Samsung Electronics Co.:                           KOR            --             --      2.2
    Consumer Electronics
    GDR @                                            --          7,000        364,000      --
    New-GDR Non-voting @                             --          1,385         69,859      --
    New-144A GDR  @ @@ ##                            --            290         20,880      --
    New-GDR Voting @                                 --             57          3,981      --
  Edaran Otomobil Nasional Bhd.                      MAL        40,000        390,564      1.9
    Automobiles
  Johnson Electric Holdings @@                       HK        140,000        282,269      1.4
    Auto Parts
  PT Astra International (Foreign)                   INDO      118,800        210,809      1.0
    Auto Parts
  Hyundai Motor Co. -- 144A GDR  @ @@ ##             KOR         8,000        160,000      0.8
    Automobiles
  Singer Thailand Ltd.:                              THAI           --             --      0.3
    Appliances & Household
    Foreign                                          --          3,600         31,514      --
    Common                                           --          1,400         11,461      --
  Mr. Max                                            JPN           300          6,160      0.0
    Appliances & Household                                                  ---------
                                                                            1,551,497
                                                                            ---------
Capital Goods (4.3%)
  E.R.G. Ltd.                                        AUSL      320,000        327,622      1.6
    Electrical Plant/Equipment
  United Engineers Ltd.                              MAL        42,000        267,077      1.3
    Construction
  International Engineering PLC (Foreign)            THAI       24,000        179,939      0.9
    Telecom Equipment
  PT United Tractors (Foreign)                       INDO       50,000        106,694      0.5
    Machinery & Engineering                                                 ---------
                                                                              881,332
                                                                            ---------
Technology (3.1%)
  Varitronix International Ltd.                      HK        250,000        437,814      2.2
    Computers & Peripherals
  Hosiden Electronics                                JPN        10,000        105,027      0.5
    Computers & Peripherals
  Kyocera Corp.                                      JPN         1,000         82,370      0.4
    Semiconductors                                                          ---------
                                                                              625,211
                                                                            ---------
Energy (2.1%)
  Oil Search Ltd.                                    AUSL      560,000        418,059      2.1
    Oil

Consumer Non-Durables (1.5%)
  Seafresh Industry (Foreign) @                      THAI       35,000        167,376      0.8
    Food
  Reliance Industries Ltd. -- 144A GDR @ @@ ##       IND         8,000        143,040      0.7
    Textiles & Apparel                                                      ---------
                                                                              310,416
                                                                            ---------



    The accompanying notes are an integral part of the financial statements.
                                      F-102

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                      GT GLOBAL VARIABLE NEW PACIFIC FUND


                                                                                                                % of Net
Equity Investments                                                           Country   Shares   Market Value    Assets*
------------------                                                           -------   ------   ------------    -------
Health Care (1.3%)
  PT Dankos Laboratories (Foreign)                                           INDO        69,750  $   222,473      1.1
    Pharmaceuticals
  Sankyo Co., Ltd.                                                           JPN          2,000       46,495      0.2
    Pharmaceuticals
                                                                                                 -----------
                                                                                                     268,968
                                                                                                 -----------    -----
Total Equity Investments (cost $19,594,557)                                                       19,436,878     95.7
                                                                                                 -----------    -----

                                                                                       Principal
                                                                             Currency   Amount
Fixed Income Investments                                                     --------   ------
Corporate Bonds (1.1%)
  United States (1.1%)
    Acer Inc., Convertible Bond, 4% due 6/10/01 (cost $139,600)              USD         80,000      219,600      1.1

                                                                                         No. of
                                                                             Country    Warrants
Warrants (0.2%)                                                              -------    --------
  Development & Commercial Bank Warrants,
    expire 12/28/99 (cost $5,939) @@                                         MAL         37,500       43,076      0.2
    Banks-Money Center
                                                                                        No. of
                                                                                        Rights
                                                                                        ------
Rights (0.1%)
  United Engineers Ltd., Convertible Unsecured Loan Stock,
    4% till 5/22/99 (cost $7,859)                                            MAL         21,000       11,717      0.1
    Construction

Short-Term Investments
Repurchase Agreement (2.5%)
  United States (2.5%)
   Dated June 30, 1995 with State Street Bank and Trust Company, due
    July 3, 1995, for an effective yield of 6.10% collateralized by $380,000
    United States Treasury Bond, 9.875% due 11/15/15 (market value
    of collateral is $517,199, including accrued interest). (cost $506,086)                          506,086      2.5
                                                                                                 -----------    -----
Total Investments (cost $20,254,041) &                                                            20,217,357     99.6
Other Assets and Liabilities                                                                          87,597      0.4
                                                                                                 -----------    -----
Net Assets                                                                                       $20,304,954    100.0
                                                                                                 ===========    =====
---------------
      *  Percentages indicated are based on net assets of $20,304,954.
      @@ Non-income producing security.
      ## Security exempt from registration under Rule 144A of the Securities
         Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      @  U.S. currency denominated.
      &  For Federal income tax purposes, cost is $20,254,041 and appreciation (depreciation) is as follows:
                    Unrealized appreciation:                                 $2,006,734
                    Unrealized depreciation:                                 (2,043,418)
                                                                             ----------
                    Net unrealized depreciation:                             $  (36,684)
                                                                             ==========
 Abbreviations:
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt



    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE NEW PACIFIC FUND


The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                                                         Percentage of Net Assets*
                                                          --------------------------------------------------------
                                                                           Fixed Income,
                                                                             Rights &       Short-Term
             Country (Country Code/Currency Code)         Equity             Warrants         & Other        Total
             ------------------------------------         ------           -------------    -----------      -----
             Australia (AUSL/AUD) ...............           13.3                                              13.3
             Hong Kong (HK/HKD) .................           15.6                                              15.6
             India (IND/INR) ....................            0.7                                               0.7
             Indonesia (INDO/IDR) ...............           10.3                                              10.3
             Japan (JPN/JPY) ....................            1.9                                               1.9
             Korea (KOR/KRW) ....................            4.2                                               4.2
             Malaysia (MAL/MYR) .................           10.4                0.3                           10.7
             New Zealand (NZ/NZD) ...............            3.6                                               3.6
             Philippines (PHIL/PHP) .............            3.8                                               3.8
             Singapore (SING/SGD) ...............           10.1                                              10.1
             Taiwan (TWN/TWD) ...................            1.1                                               1.1
             Thailand (THAI/THB) ................           18.4                                              18.4
             United States (US/USD) .............            2.3                1.1            2.9             6.3
                                                            ----                ---            ---           -----
             Total                                          95.7                1.4            2.9           100.0
                                                            ====                ===            ===           =====

------------
* Percentages indicated are based on net assets of $20,304,954.


    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL VARIABLE INVESTMENT FUNDS
                       GT GLOBAL VARIABLE EUROPE FUND
                          PORTFOLIO OF INVESTMENTS
                          June 30, 1995 (Unaudited)

-----------------------------------------------------------------------------------------------------
                                                                                             % of Net
Equity Investments                                            Country Shares  Market Value   Assets*
------------------                                            ------- ------  ------------   --------
Finance (23.0%)
---------------
  Anglo-Irish Bank Corp. PLC ..............................   IRE     500,000   $  429,389      2.8
    Banks-Money Center
  Sparbanken Sverige AB "A" ...............................   SWDN     50,000      419,555      2.8
    Investment Management
  Cetelem Group ...........................................   FR        2,550      394,289      2.6
    Consumer Finance
  British Airport Authority PLC ...........................   UK       40,000      313,931      2.1
    Real Estate
  M & G Group PLC .........................................   UK       17,000      287,929      1.9
    Investment Management
  Societe Generale Paris ..................................   FR        2,140      250,156      1.6
    Banks-Money Center
  ABN AMRO Holding N.V. ...................................   NETH      6,300      243,215      1.6
    Banks-Regional
  Baloise Holding Ltd. -- Registered ......................   SWTZ        100      228,063      1.5
    Insurance-Multi-Line
  National Westminster Bank PLC ...........................   UK       21,336      185,435      1.2
    Banks-Money Center
  CS Holding AG -- Registered @@ ..........................   SWTZ      2,000      183,319      1.2
    Banks-Money Center
  Axa Group ...............................................   FR        3,200      172,848      1.1
    Insurance-Multi-Line
  Lloyds Bank PLC .........................................   UK       15,000      148,736      1.0
    Banks-Money Center
  Assicurazioni Generali S.p.A. ...........................   ITLY      5,500      129,323      0.9
    Insurance-Multi-Line
  Istituto Mobiliare Italiano S.p.A. -- ADR @ .............   ITLY      6,000      111,000      0.7
    Banks-Money Center
                                                                                ----------
                                                                                 3,497,188
                                                                                ----------
Services (17.6%)
----------------
  National Express Group PLC ..............................   UK       70,000      409,669      2.7
    Transportation-Road & Rail
  Ecco Travail Temporaire S.A. ............................   FR        6,000      403,257      2.7
    Business & Public Services
  Vodafone Group PLC ......................................   UK      100,000      371,342      2.4
    Wireless Communications
  Elsevier N.V. ...........................................   NETH     24,000      283,538      1.9
    Broadcasting & Publishing
  Granada Group PLC .......................................   UK       25,502      247,395      1.6
    Leisure & Tourism
  Hagemeyer N.V. ..........................................   NETH      5,508      245,709      1.6
    Wholesale & International Trade
  Telecom Italia S.p.A. ...................................   ITLY     80,000      216,970      1.4
    Telephone Networks
  Wolters Kluwer CVA ......................................   NETH      2,400      211,801      1.4
    Broadcasting & Publishing
  Telefonica de Espana ....................................   SPN      12,000      154,647      1.0
    Telephone Networks
  Industrielle de Transports Automobiles S.A. (S.I.T.A.)...   FR        1,000      142,253      0.9
    Business & Public Services
                                                                                ----------
                                                                                 2,686,581
                                                                                ----------



    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                         GT GLOBAL VARIABLE EUROPE FUND


                                                                                                % of Net
Equity Investments                                       Country      Shares    Market Value    Assets*
------------------                                       -------      ------    ------------    --------
Capital Goods (12.8%)
---------------------
 Nokia AB "A" @@ ....................................    FIN            7,400     $  433,357       2.8
   Telecom Equipment
 L.M. Ericsson Telephone Co. -- ADR @ ...............    SWDN          18,000        360,000       2.4
   Telecom Equipment
 Allgon AB "B" Free .................................    SWDN          13,000        309,371       2.0
   Telecom Equipment
 Mannesmann AG @@ ...................................    GER            1,003        306,523       2.0
   Machinery & Engineering
 General Electric PLC ...............................    UK            60,638        296,054       1.9
   Aerospace/Defense
 Bilfinger & Berger Bau AG ..........................    GER              565        260,942       1.7
   Machinery & Engineering
                                                                                  ----------
                                                                                   1,966,247
                                                                                  ----------
Health Care (12.1%)
-------------------
 SmithKline Beecham PLC "A" .........................    UK            65,500        592,708       3.9
   Pharmaceuticals
 Amersham International PLC .........................    UK            35,000        537,134       3.5
   Pharmaceuticals
 Roche Holdings AG Genusscheine .....................    SWTZ              45        290,096       1.9
   Pharmaceuticals
 Zeneca Group PLC ...................................    UK            10,000        168,814       1.1
   Pharmaceuticals
 Astra AB "A" Free ..................................    SWDN           5,000        154,410       1.0
   Pharmaceuticals
 Bayer AG ...........................................    GER              450        111,971       0.7
   Pharmaceuticals
                                                                                  ----------
                                                                                   1,855,133
                                                                                  ----------
Materials/Basic Industries (9.4%)
---------------------------------
 Repola Oy ..........................................    FIN           15,000        316,233       2.1
   Forest Products
 RTZ Corp., PLC -- Registered .......................    UK            19,000        247,622       1.6
   Metals-Non-Ferrous
 Imperial Chemical Industries PLC ...................    UK            20,000        245,070       1.6
   Chemicals
 Hoechst AG .........................................    GER            1,000        216,130       1.4
   Chemicals
 Montedison S.p.A. @ ................................    ITLY         300,000        214,830       1.4
   Chemicals
 Acerinox S.A. ......................................    SPN            1,600        196,547       1.3
   Metals-Steel
                                                                                  ----------
                                                                                   1,436,432
                                                                                  ----------
Energy (7.5%)
-------------
 British Petroleum Co., PLC .........................    UK            45,335        324,800       2.1
   Oil
 BBC Brown Boveri AG (Bearer) .......................    SWTZ             300        310,686       2.0
   Energy Equipment & Services
 Elf Aquitaine ......................................    FR             3,750        277,162       1.8
   Oil
 Norsk Hydro AS .....................................    NOR            5,900        247,609       1.6
   Energy Source
                                                                                  ----------
                                                                                   1,160,257
                                                                                  ----------



   The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                         GT GLOBAL VARIABLE EUROPE FUND


                                                                                           % of Net
Equity Investments                                       Country    Shares  Market Value   Assets *
------------------                                       -------    ------  ------------   --------

Consumer Durables (5.8%)
  Moulinex @@ ........................................   FR          10,300  $   249,086      1.6
    Appliances & Household
  Lucas Industries PLC ...............................   UK          80,000      239,822      1.6
    Auto Parts
  Merloni Elettrodomestici S.p.A. ....................   ITLY        80,000      234,826      1.5
    Appliances & Household
  Mayflower Corp., PLC ...............................   UK         150,000      163,406      1.1
    Auto Parts
                                                                             -----------
                                                                                 887,140
                                                                             -----------
Multi-Industry/Miscellaneous (3.6%)
  Hanson PLC ........................................    UK         120,000      418,893      2.8
    Conglomerate
  Wassall PLC .......................................    UK          25,000      103,173      0.7
    Conglomerate
  U.S. Industries, Inc @@ ...........................    US           1,200       16,350      0.1
    Conglomerate
                                                                             -----------
                                                                                 538,416
                                                                             -----------
Consumer Non-Durables (2.7%)
  Polygram ..........................................    NETH         7,000      413,493      2.7
    Recreation

Technology (0.8%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..    FR           1,326      119,410      0.8
    Telecom Technology

                                                                             -----------     ----
Total Equity Investments (cost $12,878,194) .........                         14,560,297     95.3
                                                                             -----------     ----
                                                                   Principal
Fixed Income Investments                                 Currency   Amount
------------------------                                 --------  ---------
Corporate Bonds (0.0%)
  France (0.0%)
    AXA, Convertible Bond, 4.5% due 1/1/99
     (cost $6,629)  .................................    FRF         11,800        7,379      0.0

                                                                    No. of
Warrants (0.0%)                                          Country   Warrants
---------------                                          --------  ---------

  Burgo (Cartiere) S.p.A. Warrants,
    expire 12/31/95 @@ ..............................    ITLY        13,798        1,215      0.0
    Warrants
  Baloise Holding Ltd. Warrants,
    expire 8/30/95 @@ ...............................    SWTZ           100          956      0.0
    Insurance-Multi-Line
  Swiss Reinsurance Co. "B" Warrants,
    expire 6/30/95 @@ ...............................    SWTZ             1           24      0.0
    Warrants
                                                                             -----------     ----
Total Warrants (cost $0) ............................                              2,195      0.0
                                                                             -----------     ----


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                         GT GLOBAL VARIABLE EUROPE FUND



                                                                                                              % of Net
Short-Term Investments                                                                     Market Value       Assets *
----------------------                                                                     ------------       ---------
Repurchase Agreement (2.5%)
---------------------------
  United States (2.5%)
  --------------------
    Dated June 30, 1995 with State Street Bank and Trust Company, due
      July 3, 1995, for an effective yield of 6.10% collateralized by
      $290,000 United States Treasury Bond, 9.875% due 11/15/15
      (market value of collateral is $394,705, including accrued interest).
      (cost $381,065) ..............................................................        $   381,065        2.5
                                                                                            -----------      -----
Total Investments (cost $13,265,888) & .............................................         14,950,936       97.8
Other Assets and Liabilities .......................................................            333,805        2.2
                                                                                            -----------      -----
Net Assets .........................................................................        $15,284,741      100.0
                                                                                            ===========      =====

_____________________
 *  Percentages indicated are based on net assets of $15,284,741.
 @@ Non-income producing security.
 @  U.S. currency denominated.
 &  For Federal income tax purposes, cost is $13,265,888 and appreciation
     (depreciation) is as follows:

                     Unrealized appreciation:                              $1,975,264
                     Unrealized depreciation:                                (290,216)
                                                                           ----------
                     Net unrealized appreciation:                          $1,685,048
                                                                           ==========

 Abbreviation:
 ADR -- American Depository Receipt


 The Fund's Portfolio of Investments at June 30, 1995 was concentrated in the following countries:


                                                                   Percentage of Net Assets*
                                                              ----------------------------------
                                                                          Short-Term
               Country (Country Code/Currency Code)           Equity        & Other        Total
               ------------------------------------           ------      ----------       -----
               Finland (FIN/FIM) ........................       4.9                          4.9
               France (FR/FRF) ..........................      13.1                         13.1
               Germany (GER/DEM) ........................       5.8                          5.8
               Ireland (IRE/IRL) ........................       2.8                          2.8
               Italy (ITLY/ITL) .........................       5.9                          5.9
               Netherlands (NETH/NLG) ...................       9.2                          9.2
               Norway (NOR/NOK) .........................       1.6                          1.6
               Spain (SPN/ESP) ..........................       2.3                          2.3
               Sweden (SWDN/SEK) ........................       8.2                          8.2
               Switzerland (SWTZ/CHF) ...................       6.6                          6.6
               United Kingdom (UK/GBP) ..................      34.8                         34.8
               United States (US/USD) ...................       0.1            4.7           4.8
                                                               ----            ---         -----
               Total ....................................      95.3            4.7         100.0
                                                               ====            ===         =====

__________________
  * Percentages indicated are based on net assets of $15,284,741.


   The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL VARIABLE INVESTMENT FUNDS
                        GT GLOBAL VARIABLE EUROPE FUND
                Forward Foreign Currency Contracts Outstanding
                          June 30, 1995 (Unaudited)

                                                                                                                        Unrealized
                                                                             Market Value      Contract   Delivery     Appreciation
Contracts to Sell:                                                          (U.S. Dollars)      Price       Date      (Depreciation)
                                                                            --------------     --------   --------    --------------


Deutsche Marks                                                                   579,500        1.37248    08/03/95     $   3,389
French Francs                                                                    467,559        4.95000    08/04/95        (8,973)
French Francs                                                                    362,513        5.08825    08/04/95       (16,618)
French Francs                                                                    637,249        4.96615    08/16/95       (14,070)
Italian Lira                                                                     410,285    1,664.25001    08/16/95        (4,635)
Netherland Guilders                                                              258,849        1.59740    08/15/95        (8,443)
Netherland Guilders                                                              452,986        1.60070    08/15/95       (15,678)
Swiss Francs                                                                     785,068        1.20510    08/17/95       (38,240)
                                                                               ---------                                ---------
Total Contracts to Sell (Receivable amount $3,850,741)                         3,954,009                                 (103,268)
                                                                               ---------                                ---------
The Value of Contracts to Sell as a Percentage of Net Assets is 25.87%.
    Total Open Forward Foreign Currency Contracts, Net                                                                  $(103,268)
                                                                                                                        =========

__________________
See Note 1 to the financial statements.






   The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL VARIABLE INVESTMENT FUNDS

                         GT GLOBAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS
                          June 30, 1995 (Unaudited)


                                                                     Effective  Maturity Principal               % of Net
Short-Term Investments                                                 Yield      Date     Amount   Market Value  Assets *
----------------------                                               ---------  -------- ---------  ------------ ---------
COMMERCIAL PAPER - Discounted (58.0%)
  Minnesota Mining & Manufacturing Co. .............................   6.09%   12-Jul-95  750,000   $   748,625      4.8
  Unilever Capital Corp. ...........................................   6.00%   04-Aug-95  700,000       696,106      4.4
  Coca Cola Co. ....................................................   6.09%   31-Aug-95  700,000       693,061      4.4
  Toronto Dominion Holdings USA, Inc. ..............................   5.99%   18-Sep-95  700,000       691,044      4.4
  Ford Motor Credit Co. ............................................   6.02%   10-Jul-95  600,000       599,111      3.8
  Banc One Corp. ...................................................   6.05%   21-Jul-95  600,000       598,017      3.8
  Federal Home Loan Bank ...........................................   5.88%   18-Aug-95  600,000       595,336      3.8
  Federal National Mortgage Association ............................   5.88%   05-Sep-95  600,000       593,598      3.8
  General Electric Capital Corp. ...................................   5.97%   06-Sep-95  600,000       593,501      3.8
  Philip Morris Cos., Inc. .........................................   6.18%   03-Jul-95  579,000       578,804      3.7
  Shell Oil Co. ....................................................   5.97%   05-Jul-95  500,000       499,672      3.2
  E.I. DuPont de Nemours & Co. .....................................   6.03%   07-Jul-95  500,000       499,504      3.2
  Emerson Electric Co. .............................................   6.02%   17-Jul-95  500,000       498,684      3.2
  Ameritech Corp. ..................................................   5.97%   06-Jul-95  400,000       399,672      2.6
  Motorola, Inc. ...................................................   6.03%   12-Jul-95  400,000       399,274      2.5
  E.I. DuPont de Nemours & Co. .....................................   6.03%   26-Jul-95  200,000       199,176      1.3
  Shell Oil Co. ....................................................   5.95%   11-Aug-95  200,000       198,672      1.3
                                                                                                    -----------    -----
Total Commercial Paper - Discounted (amortized cost $9,081,857) ....                                  9,081,857     58.0
                                                                                                    -----------    -----
TREASURY BILLS (22.0%)
  United States Treasury Bill ......................................   5.70%   05-Oct-95 2,500,000    2,463,100     15.7
  United States Treasury Bill ......................................   5.60%   28-Sep-95 1,000,000      986,526      6.3
                                                                                                    -----------    -----
Total Treasury Bills (amortized cost $3,449,626) ...................                                   3,449,626     22.0
                                                                                                    -----------    -----
MEDIUM-TERM NOTES-FLOATING RATE (8.3%)
  Federal Farm Credit Corp. ........................................   5.99%   14-Nov-95  800,000       799,662      5.1
  PHH Corp. ........................................................   5.86%   19-Oct-95  500,000       500,000      3.2
                                                                                                    -----------    -----
Total Medium-Term Notes (amortized cost $1,299,662) ................                                  1,299,662      8.3
                                                                                                    -----------    -----
REPURCHASE AGREEMENT
  Dated June 30, 1995 with State Street Bank and Trust Company, due July 3, 1995, for an effective yield of 6.10% collateralized by $1,405,000 United States Treasury Bond, 9.875% due
    11/15/15 (market value of collateral is $1,917,677 including
    accrued interest). (cost $1,869,316). ..........................                                   1,869,316     11.9
                                                                                                    -----------    -----
Total Short-Term Investments (cost $15,700,461) &                                                    15,700,461    100.2
Other Assets and Liabilities .......................................                                       (26,450)    (0.2)
                                                                                                    -----------    -----
Net Assets .........................................................                               $15,674,011    100.0
                                                                                                    ===========    =====

__________________
 *   Percentage indicated are based on net assets of $15,674,011.
 &   For Federal income tax purposes, cost is $15,700,461.


   The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1995 (Unaudited)

                                                                                                           % of Net
   Fixed Income Investments                                           Country     Shares    Market Value   Assets*
   ------------------------                                           -------     ------    ------------   --------
   Finance (27.6%)
   ---------------
     TA Enterprise Bhd. . . . . . . . . . . . . . . . . . . .           MAL       30,000    $   103,385       3.4
       Investment Management
     Peregrine Investment Holdings Ltd. . . . . . . . . . . .           HK        60,000         85,301       2.8
       Securities Broker
     Kay Hian James Capel Holdings Ltd. (Foreign) . . . . . .           SING      70,000         84,681       2.8
       Securities Broker
     Land and House Co., Ltd. (Foreign) . . . . . . . . . . .           THAI       3,500         73,759       2.5
       Real Estate
     M & G Group PLC  . . . . . . . . . . . . . . . . . . . .           UK         3,400         57,586       1.9
       Investment Management
     Axa Group  . . . . . . . . . . . . . . . . . . . . . . .           FR         1,000         54,015       1.8
       Insurance-Multi-Line
     Barclays PLC . . . . . . . . . . . . . . . . . . . . . .           UK         5,000         53,713       1.8
       Banks-Money Center
     Sparbanken Sverige AB "A"  . . . . . . . . . . . . . . .           SWDN       6,000         50,347       1.7
       Investment Management
     Societe Generale Paris . . . . . . . . . . . . . . . . .           FR           430         50,265       1.7
       Banks-Money Center
     Bangkok Bank Co., Ltd. (Foreign) . . . . . . . . . . . .           THAI       4,000         44,093       1.5
       Banks-Money Center
     Ayala Land, Inc. "B" . . . . . . . . . . . . . . . . . .           PHIL      36,250         41,953       1.4
       Real Estate
     British Airport Authority PLC  . . . . . . . . . . . . .           UK         5,000         39,243       1.3
       Real Estate
     Anglo-Irish Bank Corp. PLC . . . . . . . . . . . . . . .           IRE       43,000         36,927       1.2
       Banks-Money Center
     National Australia Bank Ltd. . . . . . . . . . . . . . .           AUSL       4,000         31,625       1.0
       Banks-Money Center
     Westpac Banking Corp., Ltd.  . . . . . . . . . . . . . .           AUSL       7,000         25,332       0.8
       Banks-Money Center
                                                                                            -----------
                                                                                                832,225
                                                                                            -----------
   Services (17.4%)
   ----------------
     Granada Group PLC. . . . . . . . . . . . . . . . . . . .           UK         7,700         74,698       2.5
       Leisure & Tourism
     Compass Group PLC  . . . . . . . . . . . . . . . . . . .           UK        12,000         70,992       2.4
       Restaurants
     Wolters Kluwer CVA . . . . . . . . . . . . . . . . . . .           NETH         800         70,600       2.4
       Broadcasting & Publishing
     Fast Retailing Co., Ltd. . . . . . . . . . . . . . . . .           JPN          700         59,724       2.0
       Retailers-Apparel
     DDI Corp.  . . . . . . . . . . . . . . . . . . . . . . .           JPN            7         56,172       1.9
       Wireless Communications
     Club Mediterrannee @@  . . . . . . . . . . . . . . . . .           FR           550         56,072       1.9
       Leisure & Tourism
     Autobacs Seven Co., Ltd. . . . . . . . . . . . . . . . .           JPN          500         48,678       1.6
       Retailers-Other
     Cortefiel S.A. . . . . . . . . . . . . . . . . . . . . .           SPN        1,500         45,539       1.5
       Retailers-Apparel


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                                                                                                            % of Net
   Equity Investments                                                 Country      Shares    Market Value   Assets*
   ------------------                                                 -------     ------    ------------   --------
     National Express Group PLC . . . . . . . . . . . . . . .           UK         3,000    $    17,557       0.6
       Transportation-Road & Rail
     Telecom Italia -- Di Risp  . . . . . . . . . . . . . . .           ITLY       7,900         16,715       0.6
       Telephone Networks
                                                                                            -----------
                                                                                                516,747
                                                                                            -----------
   Consumer Durables (12.5%)
   -------------------------
     Moulinex @@  . . . . . . . . . . . . . . . . . . . . . .           FR         2,500         60,458       2.0
       Appliances & Household
     Toyota Motor Corp. . . . . . . . . . . . . . . . . . . .           JPN        3,000         59,476       2.0
       Automobiles
     Suzuki Motor Co., Ltd. . . . . . . . . . . . . . . . . .           JPN        4,000         44,607       1.5
       Automobiles
     Merloni Elettrodomestici S.p.A.  . . . . . . . . . . . .           ITLY      14,000         41,095       1.4
       Appliances & Household
     Nissan Motor Corp., Ltd. . . . . . . . . . . . . . . . .           JPN        6,000         38,376       1.3
       Automobiles
     Electrolux AB "B" Free . . . . . . . . . . . . . . . . .           SWDN         780         35,515       1.2
       Appliances & Household
     Hyundai Motor Co. -- 144A GDR  @ @@ ##   . . . . . . . .           KOR        1,700         34,000       1.1
       Automobiles
     Samsung Electronics Co.: . . . . . . . . . . . . . . . .           KOR           --             --       1.1
       Consumer Electronics
       GDR  @   . . . . . . . . . . . . . . . . . . . . . . .           --           500         26,000        --
       New -- GDR Non-voting @  . . . . . . . . . . . . . . .           --            98          4,943        --
     Lucas Industries PLC . . . . . . . . . . . . . . . . . .           UK         8,900         26,680       0.9
       Auto Parts
                                                                                            -----------
                                                                                                371,150
                                                                                            -----------
   Materials/Basic Industries (7.5%)
   ---------------------------------
     Nippon Steel Co. . . . . . . . . . . . . . . . . . . . .           JPN       15,000         48,855       1.6
       Metals-Steel
     European Vinyls Corp. International N.V. @@  . . . . . .           NETH       1,000         46,611       1.5
       Misc. Materials & Components
     RWE AG . . . . . . . . . . . . . . . . . . . . . . . . .           GER          100         34,756       1.2
       Misc. Materials & Components
     TPI Polene Co., Ltd. (Foreign) . . . . . . . . . . . . .           THAI       5,000         34,043       1.1
       Chemicals
     Sumitomo Metal Mining Co.  . . . . . . . . . . . . . . .           JPN       10,000         26,080       0.9
       Metals-Steel
     NTS Steel Groups Co., Ltd. (Foreign) . . . . . . . . . .           THAI      12,000         23,465       0.8
       Metals-Steel
     SA Iron & Steel Industrial Corp., Ltd. (ISCOR) . . . . .           SAFR      10,000         11,360       0.4
       Metals-Steel
                                                                                            -----------
                                                                                                225,170
                                                                                            -----------
   Consumer Non-Durables (6.8%)
   ----------------------------
     Hoya Corp.   . . . . . . . . . . . . . . . . . . . . . .           JPN        2,000         59,004       2.0
       Other Consumer Goods
     Salomon S.A.   . . . . . . . . . . . . . . . . . . . . .           FR           100         45,253       1.5
       Recreation
     Polygram . . . . . . . . . . . . . . . . . . . . . . . .           NETH         600         35,442       1.2
       Recreation
     Reliance Industries Ltd. -- 144A GDR  @ @@ ##  . . . . .           IND        1,800         32,184       1.1
       Textiles & Apparel


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                                                                                                            % of Net
   Equity Investments                                                 Country      Shares    Market Value   Assets*
   ------------------                                                 -------     ------    ------------   --------
     Nestle S.A. -- Registered  . . . . . . . . . . . . . . .           SWTZ          30    $    31,251       1.0
       Food
                                                                                            -----------
                                                                                                203,134
                                                                                            -----------
   Energy (6.1%)
   -------------
     British Petroleum Co., PLC . . . . . . . . . . . . . . .           UK         8,052         57,688       1.9
       Oil
     Elf Aquitaine  . . . . . . . . . . . . . . . . . . . . .           FR           750         55,432       1.8
       Oil
     Norsk Hydro AS -- ADR @  . . . . . . . . . . . . . . . .           NOR        1,200         50,100       1.7
       Electrical & Gas Utilities
     BBC Brown Boveri AG (Bearer) . . . . . . . . . . . . . .           SWTZ          20         20,712       0.7
       Energy Equipment & Services
                                                                                            -----------
                                                                                                183,932
                                                                                            -----------
   Capital Goods (6.0%)
   --------------------
     Canon, Inc.  . . . . . . . . . . . . . . . . . . . . . .           JPN        3,000         48,855       1.6
       Office Equipment
     Telefonaktiebolaget LM Ericsson "B" Free . . . . . . . .           SWDN       2,400         47,871       1.6
       Telecom Equipment
     Allgon AB "B" Free . . . . . . . . . . . . . . . . . . .           SWDN       2,000         47,595       1.6
       Telecom Equipment
     Nokia AB "K" . . . . . . . . . . . . . . . . . . . . . .           FIN          600         35,699       1.2
       Telecom Equipment
                                                                                            -----------
                                                                                                180,020
                                                                                            -----------
   Multi-Industry/Miscellaneous (3.6%)
   -----------------------------------
     Barlow Ltd.  . . . . . . . . . . . . . . . . . . . . . .           SAFR       6,500         66,600       2.2
       Conglomerate
     Valmet Corp. "A" . . . . . . . . . . . . . . . . . . . .           FIN        1,800         40,689       1.4
       Conglomerate
                                                                                            -----------
                                                                                                107,289
                                                                                            -----------
   Technology (3.4%)
   -----------------
     Kyocera Corp.  . . . . . . . . . . . . . . . . . . . . .           JPN        1,000         82,370       2.7
       Semiconductors
     Hosiden Electronics  . . . . . . . . . . . . . . . . . .           JPN        2,000         21,005       0.7
       Computers & Peripherals
                                                                                            -----------
                                                                                                103,375
                                                                                            -----------
   Health Care (2.1%)
   ------------------
     SmithKline Beecham PLC "A" . . . . . . . . . . . . . . .           UK         7,000         63,343       2.1
       Pharmaceuticals
                                                                                            -----------      ----
   Total Equity Investments (cost $2,751,145) . . . . . . . .                                 2,786,385      93.0
                                                                                            -----------      ----


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                                                                                                         % of Net
   Short-Term Investments                                                                Market Value     Assets*
   ----------------------                                                                ------------    --------
   Repurchase Agreement (5.2%)
   ---------------------------
     United States (5.2%)
     --------------------
       Dated June 30, 1995 with State Street Bank and Trust Company, due
         July 3, 1995, for an effective yield of 6.10% collateralized by $120,000
         United States Treasury Bond, 9.875% due 11/15/15 (market value of
         collateral is $163,326, including accrued interest). (cost $157,027)            $   157,027           5.2
                                                                                         -----------      --------
   Total Investments (cost $2,908,172) &  . . . . . . . . . . . . . . . . . .              2,943,412          98.2
   Other Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . . .                 54,365           1.8
                                                                                         -----------      --------
   Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $ 2,997,777         100.0
                                                                                         ===========      ========

----------
     * Percentages indicated are based on net assets of $2,997,777.
    @@ Non-income producing security.
    ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     @ U.S. currency denominated.
     & For Federal income tax purposes, cost is $2,911,528 and appreciation
       (depreciation) is as follows:

                                            Unrealized appreciation:            $ 178,697
                                            Unrealized depreciation:             (146,813)
                                                                                ---------
                                            Net unrealized appreciation:        $  31,884
                                                                                =========

   Abbreviations:
   ADR -- American Depository Receipt
   GDR -- Global Depository Receipt

================================================================================

The Fund's Portfolio of Investments at June 30, 1995, was concentrated in the following countries:

                                               Percentage of Net Assets*
                                               -------------------------
                                                      Short-Term
Country (Country Code/Currency Code)            Equity  & Other   Total
------------------------------------            ------ ---------  -----
Australia (AUSL/AUD)  . . . . . . . . . .         1.8              1.8
Finland (FIN/FIM) . . . . . . . . . . . .         2.6              2.6
France (FR/FRF) . . . . . . . . . . . . .        10.7             10.7
Germany (GER/DEM) . . . . . . . . . . . .         1.2              1.2
Hong Kong (HK/HKD)  . . . . . . . . . . .         2.8              2.8
India (IND/INR) . . . . . . . . . . . . .         1.1              1.1
Ireland (IRE/IEP) . . . . . . . . . . . .         1.2              1.2
Italy (ITLY/ITL)  . . . . . . . . . . . .         2.0              2.0
Japan (JPN/JPY) . . . . . . . . . . . . .        19.8             19.8
Korea (KOR/KRW) . . . . . . . . . . . . .         2.2              2.2
Malaysia (MAL/MYR)  . . . . . . . . . . .         3.4              3.4
Netherlands (NETH/NLG)  . . . . . . . . .         5.1              5.1
Norway (NOR/NOK)  . . . . . . . . . . . .         1.7              1.7
Philippines (PHIL/PHP)  . . . . . . . . .         1.4              1.4
Singapore (SING/SGD)  . . . . . . . . . .         2.8              2.8
South Africa (S AFR/ZAR)  . . . . . . . .         2.6              2.6
Spain (SPN/ESP) . . . . . . . . . . . . .         1.5              1.5
Sweden (SWDN/SEK) . . . . . . . . . . . .         6.1              6.1
Switzerland (SWTZ/CHF)  . . . . . . . . .         1.7              1.7
Thailand (THAI/THB) . . . . . . . . . . .         5.9              5.9
United Kingdom (UK/GBP) . . . . . . . . .        15.4             15.4
United States (US/USD)  . . . . . . . . .                  7.0     7.0
                                                 ----      ---   -----
Total . . . . . . . . . . . . . . . . . .        93.0      7.0   100.0
                                                 ====      ===   =====

---------------
* Percentages indicated are based on net assets of $2,997,777.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                 Forward Foreign Currency Contracts Outstanding
                           June 30, 1995 (Unaudited)

                                                                                                     Unrealized
                                                            Market Value   Contract     Delivery    Appreciation
   Contracts to Buy:                                       (U.S. Dollars)    Price        Date     (Depreciation)
   -----------------                                       --------------  --------     --------   --------------
   Deutsche Marks . . . . . . . . . . . . . . . . . . . .       72,438      1.45543     08/03/95      $ 3,729
                                                               -------                                -------
   Total Contracts to Buy (Payable amount $68,709)  . . .       72,438                                  3,729
                                                               -------                                -------
   The value of Contracts to Buy as a Percentage
     of Net Assets is 2.42%.

   Contracts to Sell:
   ------------------
   Deutsche Marks . . . . . . . . . . . . . . . . . . . .      144,876      1.37248     08/03/95          849
   French Francs  . . . . . . . . . . . . . . . . . . . .       45,314      4.95000     08/04/95         (870)
   French Francs  . . . . . . . . . . . . . . . . . . . .       21,751      5.08825     08/04/95         (997)
   French Francs  . . . . . . . . . . . . . . . . . . . .       70,812      4.96615     08/16/95       (1,564)
   Japanese Yen . . . . . . . . . . . . . . . . . . . . .      248,011     82.00000     08/10/95        6,867
   Japanese Yen . . . . . . . . . . . . . . . . . . . . .      178,476     85.61500     08/31/95       (3,273)
   Netherland Guilders  . . . . . . . . . . . . . . . . .       64,712      1.59740     08/15/95       (2,111)
   Netherland Guilders  . . . . . . . . . . . . . . . . .       64,712      1.60070     08/15/95       (2,240)
   Swedish Krona  . . . . . . . . . . . . . . . . . . . .       69,918      7.50080     08/22/00       (1,859)
   Swiss Francs . . . . . . . . . . . . . . . . . . . . .       78,507      1.20510     08/17/95       (3,824)
                                                               -------                                -------
   Total Contracts to Sell (Receivable amount $978,067) .      987,089                                 (9,022)
                                                               -------                                -------
   The Value of Contracts to Sell as a Percentage
     of Net Assets is 32.93%.
       Total Open Forward Foreign Currency Contracts,
           Net  . . . . . . . . . . . . . . . . . . . . .                                             $(5,293)
                                                                                                      =======

---------------
See Note 1 to the financial statements.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                              STATEMENTS OF ASSETS
                                AND LIABILITIES
                           June 30, 1995 (Unaudited)

                                                                                    GT Global
                                                             --------------------------------------------------------
                                                              Variable  Variable Global   Variable U.S.   Variable
                                                             Strategic     Government       Government  Latin America
                                                            Income Fund   Income Fund      Income Fund       Fund
Assets:
  Investments in securities: (Note 1)
  At identified cost  . . . . . . . . . . . . . . . . . . .   $22,939,638   $10,313,801    $ 3,542,869  $21,634,268
                                                              ===========   ===========    ===========  ===========
  At value  . . . . . . . . . . . . . . . . . . . . . . . .   $22,518,911   $10,478,080    $ 3,671,695  $19,982,082
  Repurchase agreement, at value and cost (Note 1)  . . . .       807,137       165,028        376,064        --
  U.S. and foreign currencies   . . . . . . . . . . . . . .         1,654           207            221      813,672
  Receivable for Fund shares sold   . . . . . . . . . . . .        13,328            30          5,000      537,749
  Receivable for securities sold  . . . . . . . . . . . . .         --            7,878          --         281,756
  Receivable for forward foreign currency contracts --
     closed (Note 1)  . . . . . . . . . . . . . . . . . . .        13,924         --             --           --
  Dividends and dividend tax reclaims receivable    . . . .         --            --             --         117,487
  Interest and interest tax reclaims receivable   . . . . .       565,524       229,842         54,343        --
  Reimbursement from LGT Asset Management, Inc. (Note 2)  .        62,808        60,263         48,826      113,160
  Unamortized organizational expenses (Note 1)  . . . . . .        16,421        16,421         16,421       16,421
  Other receivables   . . . . . . . . . . . . . . . . . . .         --            --             --           --
  Cash held as collateral for securities loaned (Note 1)  .         --            --             --       1,243,100
                                                               ----------    ----------      ---------   ----------
  Total assets  . . . . . . . . . . . . . . . . . . . . . .    23,999,707    10,957,749      4,172,570   23,105,427
                                                               ----------    ----------      ---------   ----------
Liabilities:
  Due to custodian  . . . . . . . . . . . . . . . . . . . .         --            --             --           9,966
  Payable for Fund shares repurchased   . . . . . . . . . .         5,389        40,001          5,000      511,143
  Payable for securities purchased  . . . . . . . . . . . .        34,751         --             --         402,228
  Payable for forward foreign currency contracts -- closed
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .         --           36,821          --           --
  Payable for open forward foreign currency contracts, net
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .        34,344        19,178          --           --
  Payable for investment management and administration fees
    (Note 2)  . . . . . . . . . . . . . . . . . . . . . . .        29,615        13,617          4,474       35,561
  Payable for Trustees' fees and expenses (Note 2)  . . . .         1,477         1,477          1,477        1,477
  Distribution payable (Note 1)   . . . . . . . . . . . . .         --            --             --           --
  Other accrued expenses  . . . . . . . . . . . . . . . . .        21,921        24,019         30,547       31,463
  Collateral for securities loaned (Note 1)   . . . . . . .         --            --             --       1,243,100
                                                              -----------   -----------    -----------  -----------
  Total liabilities   . . . . . . . . . . . . . . . . . . .       127,497       135,113         41,498    2,234,938
                                                              -----------   -----------    -----------  -----------
Net assets  . . . . . . . . . . . . . . . . . . . . . . . .   $23,872,210   $10,822,636    $ 4,131,072  $20,870,489
                                                              ===========   ===========    ===========  ===========
Net assets consist of:
  Paid in capital (Note 4)  . . . . . . . . . . . . . . . .   $27,930,692   $11,400,340    $ 4,080,379  $27,602,886
  Undistributed/Accumulated net investment income (loss). .       130,690         6,088          7,444      417,821
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions  . . . . . . . . . . . .    (3,743,153)     (733,481)       (85,577)  (5,492,567)
  Net unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies  . . .       (25,292)      (14,590)         --          (5,465)
  Net unrealized appreciation (depreciation) of
    investments   . . . . . . . . . . . . . . . . . . . . .      (420,727)      164,279        128,826   (1,652,186)
  Total -- representing net assets applicable to capital
    shares outstanding  . . . . . . . . . . . . . . . . . .   $23,872,210   $10,822,636    $ 4,131,072  $20,870,489
                                                              ===========   ===========    ===========  ===========
Shares outstanding  . . . . . . . . . . . . . . . . . . . .     2,098,866       949,731        360,360    1,623,417
                                                              ===========   ===========    ===========  ===========
Net asset value per share . . . . . . . . . . . . . . . . .   $     11.37   $     11.40    $     11.46  $     12.86
                                                              ===========   ===========    ===========  ===========


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS

                                AND LIABILITIES

                           June 30, 1995 (Unaudited)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                      GT Global
----------------------------------------------------------------------------------------------------------------------------------
                                                             Variable   Variable Tele-   Variable      Variable       Variable
                                                             Growth &  communications    Emerging   Infrastructure     Natural
                                                           Income Fund     Fund        Markets Fund      Fund      Resources Fund
                                                           ----------- --------------  ------------ -------------- --------------
Investments in securities: (Note 1)
  At identified cost  . . . . . . . . . . . . . . . . . . .   $25,473,344  $33,159,520    $ 7,973,976   $   518,496   $   646,705
                                                              ===========  ===========    ===========   ===========   ===========
  At value  . . . . . . . . . . . . . . . . . . . . . . . .   $27,068,333  $38,779,012    $ 8,037,042   $   545,169   $   664,629
  Repurchase agreement, at value and cost (Note 1)  . . . .       381,065    3,254,551          --           12,002       123,021
  U.S. and foreign currencies   . . . . . . . . . . . . . .       173,441       64,551        159,059           189           155
  Receivable for Fund shares sold   . . . . . . . . . . . .        33,874      304,216         59,928         6,034           300
  Receivable for securities sold  . . . . . . . . . . . . .       267,926    2,066,473        349,885        12,797         --
  Receivable for forward foreign currency contracts -
     closed (Note 1)  . . . . . . . . . . . . . . . . . . .         --           --             --            --            --
  Dividends and dividend tax reclaims receivable    . . . .       103,801       40,964         15,569         1,037           877
  Interest and interest tax reclaims receivable   . . . . .       220,672        --             --            --            --
  Reimbursement from LGT Asset Management, Inc. (Note 2)  .        58,224       26,259         27,014        33,406        31,469
  Unamortized organizational expenses (Note 1)  . . . . . .        16,421       20,711          --            --            --
  Other receivables   . . . . . . . . . . . . . . . . . . .         --           --             --            --               37
  Cash held as collateral for securities loaned (Note 1)  .       572,765    4,051,475          --            --            --
                                                              -----------  -----------    -----------    ----------    ----------
  Total assets  . . . . . . . . . . . . . . . . . . . . . .    28,896,522   48,608,212      8,648,497       610,634       820,488
                                                              -----------  -----------    -----------    ----------    ----------
Liabilities:
  Due to custodian  . . . . . . . . . . . . . . . . . . . .         --           --            90,772         --            --
  Payable for Fund shares repurchased   . . . . . . . . . .         5,901      312,072         10,000         --            --
  Payable for securities purchased  . . . . . . . . . . . .       293,545      618,800        608,307         3,998       214,204
  Payable for forward foreign currency contracts -- closed
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .         --           --             --            --            --
  Payable for open forward foreign currency contracts, net
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .       220,732       30,792          --            --            --
  Payable for investment management and administration fees
    (Note 2)  . . . . . . . . . . . . . . . . . . . . . . .        46,333       52,968         13,199         1,373           945
  Payable for Trustees' fees and expenses (Note 2)  . . . .         1,477        1,477          1,477         1,167         1,167
  Distribution payable (Note 1)   . . . . . . . . . . . . .         --           --             --            --            --
  Other accrued expenses  . . . . . . . . . . . . . . . . .        19,565       63,669         23,714        28,863        28,463
  Collateral for securities loaned (Note 1)   . . . . . . .       572,765    4,051,475          --            --            --
                                                              -----------  -----------    -----------    ----------    ----------
  Total liabilities   . . . . . . . . . . . . . . . . . . .     1,160,318    5,131,253        747,469        35,401       244,779
                                                              -----------  -----------    -----------    ----------    ----------
Net assets  . . . . . . . . . . . . . . . . . . . . . . . .   $27,736,204  $43,476,959    $ 7,901,028   $   575,233   $   575,709
                                                              ===========  ===========    ===========   ===========   ===========
 Net assets consist of:
  Paid in capital (Note 4)  . . . . . . . . . . . . . . . .   $27,360,352  $36,253,686    $ 8,870,075   $   535,922   $   550,107
  Undistributed/Accumulated net investment income (loss). .       276,045       47,882         80,686         3,137         3,425
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions  . . . . . . . . . . . .    (1,284,379)   1,586,707     (1,114,003)        9,498         4,306
  Net unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies  . . .      (210,803)     (30,808)         1,204             3           (53)
  Net unrealized appreciation (depreciation) of
    investments   . . . . . . . . . . . . . . . . . . . . .     1,594,989    5,619,492         63,066        26,673        17,924
                                                               -----------  -----------    -----------    ----------    ----------
 Total -- representing net assets applicable to capital
    shares outstanding  . . . . . . . . . . . . . . . . . .   $27,736,204  $43,476,959    $ 7,901,028   $   575,233   $   575,709
                                                              ===========  ===========    ===========   ===========   ===========
 Shares outstanding  . . . . . . . . . . . . . . . . . . . .    2,056,766    2,773,463        707,685        43,488        43,365
                                                              ===========  ===========    ===========   ===========   ===========
 Net asset value per share . . . . . . . . . . . . . . . .    $     13.49  $     15.68    $     11.16   $     13.23   $     13.28
                                                              ===========  ===========    ===========   ===========   ===========


                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS

                                AND LIABILITIES

                           June 30, 1995 (Unaudited)


------------------------------------------------------------------------------------------------------------------------
                                                                                GT GLobal
------------------------------------------------------------------------------------------------------------------------
                                                             Variable    Variable     Variable     Money      Variable
                                                             America   New Pacific     Europe     Market   International
                                                              Fund         Fund         Fund       Fund        Fund
                                                             --------  -----------    --------    ------  --------------
Assets:
  Investments in securities: (Note 1)
  At identified cost  . . . . . . . . . . . . . . . . . . .   $27,220,390 $19,747,955 $12,884,823 $13,831,145 $ 2,751,145
                                                              ===========  ========== =========== =========== ===========
  At value  . . . . . . . . . . . . . . . . . . . . . . . .    31,920,022 $19,711,271 $14,569,871 $13,831,145 $ 2,786,385
  Repurchase agreement, at value and cost (Note 1)  . . . .     2,662,451     506,086     381,065   1,869,316     157,027
  U.S. and foreign currencies   . . . . . . . . . . . . . .           985      38,196     305,840         260      28,909
  Receivable for Fund shares sold   . . . . . . . . . . . .       152,522      12,656      10,092     244,782       4,834
  Receivable for securities sold  . . . . . . . . . . . . .       252,401       --          --          --          --
  Receivable for forward foreign currency contracts --
     closed (Note 1)  . . . . . . . . . . . . . . . . . . .         --          --          --          --          --
  Dividends and dividend tax reclaims receivable    . . . .        20,656      55,656     109,848       --         15,633
  Interest and interest tax reclaims receivable   . . . . .         --          2,942       --         12,204       --
  Reimbursement from LGT Asset Management, Inc. (Note 2)  .        48,038      66,985      53,688      59,478      42,374
  Unamortized organizational expenses (Note 1)  . . . . . .        16,421      16,421      16,421      16,421       --
  Other receivables   . . . . . . . . . . . . . . . . . . .         --            252         810       --          --
  Cash held as collateral for securities loaned (Note 1)  .         --      1,335,813   1,278,516       --         97,851
                                                              -----------  ---------- ----------- ----------- ----------
  Total assets  . . . . . . . . . . . . . . . . . . . . . .    35,073,496  21,746,278  16,726,151  16,033,606   3,133,013
                                                              -----------  ---------- ----------- ----------- ----------

Liabilities:
  Due to custodian  . . . . . . . . . . . . . . . . . . . .         --          --          --          --          --
  Payable for Fund shares repurchased   . . . . . . . . . .           125      39,094      10,015     245,741       --
  Payable for securities purchased  . . . . . . . . . . . .       951,501       --          --          --          --
  Payable for forward foreign currency contracts -- closed
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .         --          --          --          --          --
  Payable for open forward foreign currency contracts, net
    (Note 1)  . . . . . . . . . . . . . . . . . . . . . . .         --          --        103,268       --          5,293
  Payable for investment management and administration fees
    (Note 2)  . . . . . . . . . . . . . . . . . . . . . . .        38,431      35,323      21,385      12,010       5,765
  Payable for Trustees' fees and expenses (Note 2)  . . . .         1,410       1,410       1,410       1,410       1,410
  Distribution payable (Note 1)   . . . . . . . . . . . . .         --          --          --         67,481       --
  Other accrued expenses  . . . . . . . . . . . . . . . . .        29,935      29,684      26,816      32,953      24,917
  Collateral for securities loaned (Note 1)   . . . . . . .         --      1,335,813   1,278,516       --         97,851
                                                              -----------  ---------- ----------- ----------- ----------
  Total liabilities   . . . . . . . . . . . . . . . . . . .     1,021,402   1,441,324   1,441,410     359,595     135,236
                                                              -----------  ---------- ----------- ----------- ----------
Net assets  . . . . . . . . . . . . . . . . . . . . . . . .   $34,052,094 $20,304,954 $15,284,741 $15,674,011 $ 2,997,777
                                                              ===========  ========== =========== =========== ===========
Net assets consist of:
  Paid in capital (Note 4)  . . . . . . . . . . . . . . . .   $27,918,527 $21,304,397 $15,007,053 $15,674,011 $ 3,251,730
  Undistributed/Accumulated net investment income (loss). .       240,597     169,988     164,326       --         34,785
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions  . . . . . . . . . . . .     1,193,338  (1,132,473) (1,471,298)      --       (319,320)
  Net unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies  . . .         --           (274)   (100,388)      --         (4,658)
  Net unrealized appreciation (depreciation) of
    investments   . . . . . . . . . . . . . . . . . . . . .     4,699,632     (36,684)  1,685,048       --         35,240
                                                              -----------  ---------- ----------- ----------- ----------
  Total -- representing net assets applicable to capita
    shares outstanding  . . . . . . . . . . . . . . . . . .   $34,052,094 $20,304,954 $15,284,741 $15,674,011 $ 2,997,777
                                                              ===========  ========== =========== =========== ===========
Shares outstanding  . . . . . . . . . . . . . . . . . . . .     1,756,499   1,463,288     988,956  15,674,011     282,093
                                                              ===========  ========== =========== =========== ===========
Net asset value per share . . . . . . . . . . . . . . . . .   $     19.39 $     13.88 $     15.46  $     1.00 $     10.63
                                                              ===========  ========== =========== =========== ===========


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1995 (Unaudited)

                                                                                 GT Global
                                                            -----------------------------------------------------------
                                                              Variable  Variable Global   Variable U.S.   Variable
                                                             Strategic     Government       Government  Latin America
                                                            Income Fund   Income Fund      Income Fund       Fund
                                                              -----------   -----------    -----------   ----------
Investment income (Note 1):
  Dividends   . . . . . . . . . . . . . . . . . . . . . . .   $     --      $     --       $     --      $  225,660
  Interest  . . . . . . . . . . . . . . . . . . . . . . . .     1,222,123       411,912        123,458      377,058
                                                              -----------   -----------    -----------   ----------
  Total investment income*  . . . . . . . . . . . . . . . .     1,222,123       411,912        123,458      602,718
                                                              -----------   -----------    -----------   ----------
Expenses:
  Investment management and administration fees (Note 2)  .        82,818        38,170         13,911      140,686
  Audit fees  . . . . . . . . . . . . . . . . . . . . . . .         9,050         9,050          9,050        9,050
  Custodian and fund accounting fees (Note 1)   . . . . . .        13,100        29,086          7,671       22,503
  Legal fees  . . . . . . . . . . . . . . . . . . . . . . .         3,101         3,284          3,101        3,101
  Printing and postage expenses   . . . . . . . . . . . . .        18,100        18,100         18,100       18,100
  Registration fees   . . . . . . . . . . . . . . . . . . .         1,810         1,810          1,810        1,810
  Trustees'fees and expenses (Note 2)  . . . . . . . . . .         1,810         1,810          1,810        1,810
  Amortization of organizational expenses (Note 1)  . . . .         3,106         3,106          3,106        3,106
                                                              -----------   -----------    -----------   ----------
  Total expenses  . . . . . . . . . . . . . . . . . . . . .       132,895       104,416         58,559      200,166
                                                              -----------   -----------    -----------   ----------
     Expenses reimbursed by LGT Asset Management, Inc.
       (Note 2) . . . . . . . . . . . . . . . . . . . . . .       (22,085)      (52,968)       (40,013)     (69,926)
     Other expense reductions (Notes 1 & 5) . . . . . . . .         --            --             --          (3,345)
                                                              -----------   -----------    -----------   ----------
  Total net expenses after reimbursement and reductions   .       110,810        51,448         18,546      126,895
                                                              -----------   -----------    -----------   ----------
Net investment income (loss)  . . . . . . . . . . . . . . .     1,111,313       360,464        104,912      475,823
                                                              -----------   -----------    -----------   ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies (Note 1):
  Net realized gain (loss) on investments   . . . . . . . .       105,402       678,464        (13,037)  (5,463,776)
  Net realized gain (loss) on foreign
     currency transactions  . . . . . . . . . . . . . . . .      (231,005)     (242,716)         --          14,896
                                                              -----------   -----------    -----------   ----------
       Net realized gain (loss) during the period   . . . .      (125,603)      435,748        (13,037)  (5,448,880)
                                                              -----------   -----------    -----------   ----------
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies . . . . . . . . . . . . . . . . . . . . . .        (6,945)      (18,183)         --          (6,330)
  Net change in unrealized appreciation (depreciation)
     of investments   . . . . . . . . . . . . . . . . . . .     1,039,471       278,339        236,728     (603,038)
                                                              -----------   -----------    -----------   ----------
       Net unrealized appreciation (depreciation) during
         the period . . . . . . . . . . . . . . . . . . . .     1,032,526       260,156        236,728     (609,368)
                                                              -----------   -----------    -----------   ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies    . . . . . . . . . . . . . . . .       906,923       695,904        223,691   (6,058,248)
                                                              -----------   -----------    -----------   ----------
Net increase (decrease) in net assets resulting
  from operations   . . . . . . . . . . . . . . . . . . . .  $  2,018,236  $  1,056,368    $   328,603  $(5,582,425)
                                                              ===========   ===========    ===========   ==========
 *   Net of foreign withholding taxes of  . . . . . . . . .  $      6,129  $        142    $     --     $    29,025
**   The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1995 (Unaudited)

                                                                                          GT Global
                                                            --------------------------------------------------------------------
                                                              Variable  Variable Tele-   Variable-     Variable       Variable
                                                              Growth &  communications   Emerging   Infrastructure   Natural Re-
                                                             Income Fund     Fund      Markets Fund     Fund**     sources Fund**
                                                            ----------   ----------     ----------    ----------    ----------
Investment income (Note 1):
  Dividends   . . . . . . . . . . . . . . . . . . . . . . . $  343,145   $  220,907     $   73,640    $    2,078    $    1,893
  Interest  . . . . . . . . . . . . . . . . . . . . . . . .    409,431       54,027         53,000         2,776         2,667
                                                            ----------   ----------     ----------    ----------    ----------
  Total investment income*  . . . . . . . . . . . . . . . .    752,576      274,934        126,640         4,854         4,560
                                                            ----------   ----------     ----------    ----------    ----------
Expenses:
  Investment management and administration fees (Note 2)  .    142,523      199,257         45,761         1,373           945
  Audit fees  . . . . . . . . . . . . . . . . . . . . . . .      9,050        9,050          8,430         7,500         7,500
  Custodian and fund accounting fees (Note 1)   . . . . . .     18,100       18,200         30,100         6,000         4,000
  Legal fees  . . . . . . . . . . . . . . . . . . . . . . .      3,380        2,715          2,715         2,250         2,250
  Printing and postage expenses   . . . . . . . . . . . . .     18,100       18,100         18,100        15,000        15,000
  Registration fees   . . . . . . . . . . . . . . . . . . .      1,810        1,810          1,810         1,500         1,500
  Trustees' fees and expenses (Note 2)  . . . . . . . . . .      1,810        1,810          1,810         1,500         1,500
  Amortization of organizational expenses (Note 1)  . . . .      3,106        3,106          --            --            --
                                                            ----------   ----------     ----------    ----------    ----------
  Total expenses  . . . . . . . . . . . . . . . . . . . . .    197,879      254,048        108,726        35,123        32,695
                                                            ----------   ----------     ----------    ----------    ----------
     Expenses reimbursed by LGT Asset Management, Inc.
       (Note 2) . . . . . . . . . . . . . . . . . . . . . .    (33,909)     (22,814)       (61,978)      (33,406)      (31,469)
     Other expense reductions (Notes 1 & 5) . . . . . . . .     (2,148)     (11,281)          (794)        --              (91)
                                                            ----------   ----------     ----------    ----------    ----------
  Total net expenses after reimbursement and reductions   .    161,822      219,953         45,954         1,717         1,135
                                                            ----------   ----------     ----------    ----------    ----------
Net investment income (loss)  . . . . . . . . . . . . . . .    590,754       54,981         80,686         3,137         3,425
                                                            ----------   ----------     ----------    ----------    ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies (Note 1):
  Net realized gain (loss) on investments   . . . . . . . .   (282,154)   2,331,316     (1,023,674)        9,474         4,014
  Net realized gain (loss) on foreign
     currency transactions  . . . . . . . . . . . . . . . .   (726,989)    (692,407)       (10,380)           24           292
                                                            ----------   ----------     ----------    ----------    ----------
       Net realized gain (loss) during the period   . . . . (1,009,143)   1,638,909     (1,034,054)        9,498         4,306
                                                            ----------   ----------     ----------    ----------    ----------
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies . . . . . . . . . . . . . . . . . . . . . .   (237,455)     (60,600)         1,398             3           (53)
  Net change in unrealized appreciation (depreciation)
     of investments   . . . . . . . . . . . . . . . . . . .  2,060,011    3,873,108        584,319        26,673        17,924
                                                            ----------   ----------     ----------    ----------    ----------
       Net unrealized appreciation (depreciation) during
         the period . . . . . . . . . . . . . . . . . . . .  1,822,556    3,812,508        585,717        26,676        17,871
                                                            ----------   ----------     ----------    ----------    ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies    . . . . . . . . . . . . . . . .    813,413    5,451,417       (448,337)       36,174        22,177
                                                            ----------   ----------     ----------    ----------    ----------
Net increase (decrease) in net assets resulting
  from operations   . . . . . . . . . . . . . . . . . . . . $1,404,167   $5,506,398     $ (367,651)   $   39,311    $   25,602
                                                            ==========   ==========     ==========    ==========    ==========
 *   Net of foreign withholding taxes of  . . . . . . . . . $   48,744   $   44,813     $    5,841    $      261    $      200
**   The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.
                                                                                       GT Global
                                                              -----------------------------------------------------------
                                                              Variable    Variable     Variable     Money      Variable
                                                               America   New Pacific    Europe      Market  International
                                                                Fund        Fund         Fund        Fund        Fund
                                                              ----------  ---------- ----------- -----------  ----------
Investment income (Note 1):
  Dividends   . . . . . . . . . . . . . . . . . . . . . . .   $   64,298  $  221,003  $  224,639 $     --     $   37,571
  Interest  . . . . . . . . . . . . . . . . . . . . . . . .      290,649      65,562      27,271     492,454      13,793
                                                              ----------  ---------- ----------- -----------  ----------
  Total investment income*  . . . . . . . . . . . . . . . .      354,947     286,565     251,910     492,454      51,364
                                                              ----------  ---------- ----------- -----------  ----------
Expenses:
  Investment management and administration fees (Note 2)  .       91,807      96,818      72,742      41,091      14,415
  Audit fees  . . . . . . . . . . . . . . . . . . . . . . .        9,050       9,050       9,050       9,050      13,050
  Custodian and fund accounting fees (Note 1)   . . . . . .       13,531      17,963       7,860      18,100       6,104
  Legal fees  . . . . . . . . . . . . . . . . . . . . . . .        3,100       3,101       3,100       2,715       2,715
  Printing and postage expenses   . . . . . . . . . . . . .       18,100      18,100      18,100      18,100      18,100
  Registration fees   . . . . . . . . . . . . . . . . . . .        1,810       1,810       1,810       1,810       1,810
  Trustees' fees and expenses (Note 2)  . . . . . . . . . .        1,810       1,810       1,810       1,810       1,810
  Amortization of organizational expenses (Note 1)  . . . .        3,106       3,106       3,106       3,106       --
                                                              ----------  ---------- ----------- -----------  ----------
  Total expenses  . . . . . . . . . . . . . . . . . . . . .      142,314     151,758     117,578      95,782      58,004
                                                              ----------  ---------- ----------- -----------  ----------
     Expenses reimbursed by LGT Asset Management, Inc.
       (Note 2) . . . . . . . . . . . . . . . . . . . . . .      (19,645)    (30,487)    (26,651)    (34,145)    (39,981)
     Other expense reductions (Notes 1 & 5) . . . . . . . .        --         (4,745)     (4,098)      --             (4)
                                                              ----------  ---------- ----------- -----------  ----------
  Total net expenses after reimbursement and reductions   .      122,669     116,526      86,829      61,637      18,019
                                                              ----------  ---------- ----------- -----------  ----------
Net investment income (loss)  . . . . . . . . . . . . . . .      232,278     170,039     165,081     430,817      33,345
                                                              ----------  ---------- ----------- -----------  ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies (Note 1):
  Net realized gain (loss) on investments   . . . . . . . .    1,222,850    (595,843)   (570,107)      --       (192,058)
  Net realized gain (loss) on foreign
     currency transactions  . . . . . . . . . . . . . . . .        --       (108,564)   (719,057)      --       (115,913)
                                                              ----------  ---------- ----------- -----------  ----------
       Net realized gain (loss) during the period   . . . .    1,222,850    (704,407) (1,289,164)      --       (307,971)
                                                              ----------  ---------- ----------- -----------  ----------
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies . . . . . . . . . . . . . . . . . . . . . .        --            380    (217,796)      --        (10,792)
  Net change in unrealized appreciation (depreciation)
     of investments   . . . . . . . . . . . . . . . . . . .    4,217,936     741,010   1,679,316       --        172,150
                                                              ----------  ---------- ----------- -----------  ----------
       Net unrealized appreciation (depreciation) during
         the period . . . . . . . . . . . . . . . . . . . .    4,217,936     741,390   1,461,520       --        161,358
                                                              ----------  ---------- ----------- -----------  ----------
Net realized and unrealized gain (loss) on investments
  and foreign currencies    . . . . . . . . . . . . . . . .    5,440,786      36,983     172,356       --       (146,613)
                                                              ----------  ---------- ----------- -----------  ----------
Net increase (decrease) in net assets resulting
  from operations   . . . . . . . . . . . . . . . . . . . .   $5,673,064  $  207,022  $  337,437  $  430,817   $(113,268)
                                                              ==========  ========== =========== ===========  ==========
 *   Net of foreign withholding taxes of  . . . . . . . . .   $     --    $   35,978  $   34,936  $    --      $   7,192
**   The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.


    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                   Six months ended June 30, 1995 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       GT Global
                                                                    ---------------------------------------------------------------
                                                                      Variable  Variable Global  Variable U.S.       Variable
                                                                      Strategic   Government      Government       Latin America
                                                                     Income Fund  Income Fund    Income Fund           Fund
                                                                    ------------ --------------  -------------     -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . .  $ 1,111,313   $   360,464   $   104,912     $   475,823
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . . . . . .     (125,603)      435,748       (13,037)     (5,448,880)
  Net change in unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies  . . . . . . .       (6,945)      (18,183)        --             (6,330)
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . . . . . .    1,039,471       278,339       236,728        (603,038)
                                                                     -----------   -----------   -----------     -----------
  Net increase (decrease) in net assets resulting from operations .    2,018,236     1,056,368       328,603      (5,582,425)
                                                                     -----------   -----------   -----------     -----------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . . . . . .     (980,623)     (354,376)      (97,468)       (225,408)
  From net realized gain on investments   . . . . . . . . . . . . .        --            --            --         (2,769,692)
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . . . . . .   14,156,803     4,236,219    13,585,780      22,085,557
  Decrease from capital shares repurchased  . . . . . . . . . . . .  (14,689,622)   (3,769,178)  (12,100,588)    (19,268,879)
                                                                     -----------   -----------   -----------     -----------
  Net increase (decrease) from capital share transactions   . . . .     (532,819)      467,041     1,485,192       2,816,678
                                                                     -----------   -----------   -----------     -----------
Total increase (decrease) in net assets . . . . . . . . . . . . . .      504,794     1,169,033     1,716,327      (5,760,847)
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . . . . . .   23,367,416     9,653,603     2,414,745      26,631,336
                                                                     -----------   -----------   ------------    -----------
  End of period   . . . . . . . . . . . . . . . . . . . . . . . . .  $23,872,210   $10,822,636   $ 4,131,072     $20,870,489
                                                                     ===========   ===========   ===========     ===========

================================================================
                      For the year ended December 31, 1994
----------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         GT Global
                                                                    ---------------------------------------------------------------
                                                                      Variable  Variable Global Variable U.S.      Variable
                                                                      Strategic   Government     Government     Latin America
                                                                     Income Fund  Income Fund    Income Fund        Fund
                                                                    ------------ -------------- -------------   -------------
Increase in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . .   $ 1,761,766  $  636,934  $   93,354        $   167,407
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . . . . . .    (3,861,004) (1,287,732)    (71,665)         2,726,006
  Net change in unrealized appreciation (depreciation) on translation
     of assets and liabilities in foreign currencies  . . . . . . .       (72,024)    (15,202)   (101,640)            (1,004)
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . . . . . .    (1,980,697)   (103,152)      --            (2,572,849)
                                                                      -----------  ----------  ----------        -----------
  Net increase (decrease) in net assets resulting from operations .    (4,151,959)   (769,152)    (79,951)           319,560
                                                                      -----------  ----------  ----------        -----------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . . . . . .    (1,533,744)   (604,061)    (94,526)           (33,315)
  From net realized gain on investments   . . . . . . . . . . . . .      (877,393)      --         (9,966)           (58,519)
  In excess of net realized gain on investments   . . . . . . . . .         --          --          --                 --
  Return of capital   . . . . . . . . . . . . . . . . . . . . . . .       (93,845)    (69,860)      --                 --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . . . . . .    26,867,913  11,332,658   4,795,207         37,598,809
  Decrease from capital shares repurchased  . . . . . . . . . . . .   (14,932,250) (6,371,492) (3,169,722)       (19,435,079)
                                                                      -----------  ----------  ----------        -----------
  Net increase from capital share transactions  . . . . . . . . . .    11,935,663   4,961,166   1,625,485         18,163,730
                                                                      -----------  ----------  ----------        -----------
Total increase in net assets  . . . . . . . . . . . . . . . . . . .     5,278,722   3,518,093   1,441,042         18,391,456
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . . . . . .    18,088,694   6,135,510     973,703          8,239,880
                                                                      -----------  ----------  ----------        -----------
  End of period   . . . . . . . . . . . . . . . . . . . . . . . . .   $23,367,416  $9,653,603  $2,414,745        $26,631,336
                                                                      ===========  ==========  ==========        ===========

** The Variable International and Variable Emerging Markets Funds did not commence operations until July 5, 1994.
** The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                   Six months ended June 30, 1995 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                        GT Global
----------------------------------------------------------------------------------------------------------------------------------
                                                                Variable  Variable Tele-   Variable      Variable       Variable
                                                                Growth &   communications  Emerging   Infrastructure Natural Re-
                                                              Income Fund     Fund        Markets Fund*    Fund**    sources Fund**
                                                              -----------  -------------- ------------- ------------- ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . .  $   590,754 $    54,981 $    80,686     $   3,137       $    3,425
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . . .   (1,009,143)  1,638,909  (1,034,054)        9,498            4,306
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies . . . . . . . . . . . . . . . . . . . . . . .     (237,455)    (60,600)      1,398             3              (53)
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . . .    2,060,011   3,873,108     584,319        26,673           17,924
                                                               ----------- ----------- -----------     ---------       ----------
  Net increase (decrease) in net assets resulting from
     operations . . . . . . . . . . . . . . . . . . . . . . .    1,404,167   5,506,398    (367,651)       39,311           25,602
                                                               ----------- ----------- -----------     ---------       ----------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . . .     (401,898)    (80,457)      --            --               --
  From net realized gain on investments   . . . . . . . . . .        --       (965,478)      --            --               --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . . .    4,994,302   9,268,902   6,464,902       686,461        1,167,198
  Decrease from capital shares repurchased  . . . . . . . . .   (3,840,605) (6,280,933) (5,462,848)     (250,539)        (717,091)
                                                               ----------- ----------- -----------     ---------       ----------
  Net increase (decrease) from capital share transactions . .    1,153,697   2,987,969   1,002,054       435,922          450,107
                                                               ----------- ----------- -----------     ---------       ----------
Total increase (decrease) in net assets . . . . . . . . . . .    2,155,966   7,448,432     634,403       475,233          475,709
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . . .   25,580,238  36,028,527   7,266,625       100,000          100,000
                                                               ----------- ----------- -----------     ---------       ----------
  End of period   . . . . . . . . . . . . . . . . . . . . . .  $27,736,204 $43,476,959 $ 7,901,028     $ 575,233       $  575,709
                                                               =========== =========== ===========     =========       ==========

================================================================================
                     For the year ended December 31, 1994
--------------------------------------------------------------------------------

                                                                      GT Global
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Variable  Variable Tele-   Variable      Variable       Variable
                                                                Growth &   communications  Emerging   Infrastructure Natural Re-
                                                              Income Fund     Fund        Markets Fund*    Fund**    sources Fund**
                                                              -----------  -------------- ------------- ------------- ------------
Increase in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . $   778,934 $    73,852   $  40,749      $ --          $  --
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . .      (310,777)    913,277     (45,847)       --             --
  Net change in unrealized appreciation (depreciation) on
    translation of assets and liabilities in foreign
    currencies    . . . . . . . . . . . . . . . . . . . . .        (4,932)     29,242        (194)       --             --
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . .    (1,038,064)  1,222,998    (521,253)       --             --
                                                                ---------   ---------     -------      ------        -------
  Net increase (decrease) in net assets resulting from
     operations   . . . . . . . . . . . . . . . . . . . . .      (574,839)  2,239,369    (526,545)       --             --
                                                                ---------   ---------     -------      ------        -------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . .      (644,305)    (31,627)    (40,749)       --             --
  From net realized gain on investments   . . . . . . . . .         --          --          --           --             --
  In excess of net realized gain on investments   . . . . .         --          --        (34,465)       --             --
  Return of capital   . . . . . . . . . . . . . . . . . . .         --          --          --           --             --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . .    21,823,916  36,093,905  11,452,183        --             --
  Decrease from capital shares repurchased  . . . . . . . .    (6,701,077)(10,175,735) (3,583,799)       --             --
                                                              ----------- -----------  ----------      ------        -------
  Net increase from capital share transactions  . . . . . .    15,122,839  25,918,170   7,868,384        --             --
                                                              ----------- -----------  ----------      ------        -------
Total increase in net assets  . . . . . . . . . . . . . . .    13,903,695  28,125,912   7,266,625        --             --
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . .    11,676,543   7,902,615       --           --             --
                                                              ----------- -----------  ----------      ------        -------
  End of period   . . . . . . . . . . . . . . . . . . . . .   $25,580,238 $36,028,527 $ 7,266,625        --             --
                                                              =========== =========== ===========      ======        =======


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               GT Global
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Variable     Variable       Variable      Money       Variable
                                                                    America     New Pacific      Europe       Market  International
                                                                     Fund          Fund           Fund         Fund        Fund*
                                                                    --------    -----------    ---------      ------   ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . . $   232,278  $     170,039  $  165,081  $   430,817 $    33,345
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . . . . . .     1,222,850     (704,407) (1,289,164)       --       (307,971)
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign currencies  .       --               380    (217,796)       --        (10,792)
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . . . . . .     4,217,936      741,010   1,679,316        --        172,150
                                                                     ------------ ------------ ----------- ------------ -----------
  Net increase (decrease) in net assets resulting from
     operations   . . . . . . . . . . . . . . . . . . . . . . . . .     5,673,064      207,022     337,437      430,817    (113,268)
                                                                     ------------ ------------ ----------- ------------ -----------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . . . . . .      (117,889)     (75,348)   (154,451)    (430,817)      --
  From net realized gain on investments   . . . . . . . . . . . . .      (488,399)       --          --              --      (4,195)
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . . . . . .    28,224,098   43,083,846   8,750,796   67,699,176   9,086,747
  Decrease from capital shares repurchased  . . . . . . . . . . . .   (14,496,046)  42,301,797) (8,669,528) (71,498,887) (8,200,427)
                                                                     ------------ ------------ ----------- ------------ -----------
  Net increase (decrease) from capital share transactions   . . . .    13,728,052      782,049      81,268   (3,799,711)    886,320
                                                                     ------------ ------------ ----------- ------------ -----------
Total increase (decrease) in net assets . . . . . . . . . . . . . .    18,794,828      913,723     264,254   (3,799,711)    768,857
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . . . . . .    15,257,266   19,391,231  15,020,487   19,473,722   2,228,920
                                                                     ------------ ------------ ----------- ------------ -----------
  End of period   . . . . . . . . . . . . . . . . . . . . . . . . .  $ 34,052,094 $ 20,304,954 $15,284,741 $ 15,674,011 $ 2,997,777
                                                                     ============ ============ =========== ============ ===========

===============================================================================
                      For the year ended December 31, 1994
-------------------------------------------------------------------------------

                                                                      GT Global
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Variable   Variable       Variable        Money         Variable
                                                                  America   New Pacific      Europe         Market     International
                                                                    Fund        Fund          Fund           Fund          Fund*
                                                                 ---------  -----------     --------        ------     -------------
Increase in net assets
Operations:
  Net investment income (loss)  . . . . . . . . . . . . . . . . .   $  126,208  $   129,772   $   186,123  $  387,604   $    11,394
  Net realized gain (loss) on investments and foreign currency
     transactions . . . . . . . . . . . . . . . . . . . . . . . .      480,878     (441,437)     (212,500)       --          (7,154)
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign currencies.      --           (28,748)      101,790        --           6,134
  Net change in unrealized appreciation (depreciation) of
     investments  . . . . . . . . . . . . . . . . . . . . . . . .      365,915   (1,706,578)     (402,308)       --        (136,910)
                                                                   ----------- ------------  ------------ ------------ ------------
  Net increase (decrease) in net assets resulting from
     operations   . . . . . . . . . . . . . . . . . . . . . . . .      973,001   (2,046,991)     (326,895)     387,604     (126,536)
                                                                   ----------- ------------  ------------ ------------ ------------
Distributions to shareholders: (Note 1)
  From net investment income  . . . . . . . . . . . . . . . . . .     (136,601)     (51,590)       (1,710)    (387,604)      (9,954)
  From net realized gain on investments   . . . . . . . . . . . .        --           --          (12,542)       --
  In excess of net realized gain on investments   . . . . . . . .        --           --           --            --           --
  Return of capital   . . . . . . . . . . . . . . . . . . . . . .        --           --           --            --           --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested  . . . . . . .   21,471,531   40,348,942    21,078,341   75,875,884    4,426,908
  Decrease from capital shares repurchased  . . . . . . . . . . .   (8,750,561) (26,803,641)  (11,126,870) (60,177,597)  (2,061,498)
                                                                   ----------- ------------  ------------ ------------ ------------
  Net increase from capital share transactions  . . . . . . . . .   12,720,970   13,545,301     9,951,471   15,698,287    2,365,410
                                                                   ----------- ------------  ------------ ------------ ------------
Total increase in net assets  . . . . . . . . . . . . . . . . . .    3,557,370   11,446,720     9,610,324   15,698,287    2,228,920
Net assets:
  Beginning of period   . . . . . . . . . . . . . . . . . . . . .    1,699,896    7,944,511     5,410,163    3,775,435        --
                                                                   ----------- ------------  ------------ ------------ ------------
  End of period   . . . . . . . . . . . . . . . . . . . . . . . .  $15,257,266 $ 19,391,231  $ 15,020,487 $ 19,473,722 $  2,228,920
                                                                   =========== ============  ============ ============ ============

----------------
 * The Variable International and Variable Emerging Markets Funds did not commence operations until July 5, 1994.
** The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                              FINANCIAL HIGHLIGHTS


Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                          GT Global
                                                     --------------------------------------------------------------
                                                                Variable Strategic Income Fund
                                                     --------------------------------------------------------------
                                                        Six months                       February 10, 1993 (com-
                                                      ended June 30,      Year ended     mencement of operations)
                                                     1995 (unaudited) December 31, 1994    to December 31, 1993
                                                     ---------------- -----------------  --------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .     $   10.82          $   14.57           $   12.00
                                                        ---------          ---------           ---------
  Net investment income (loss)  . . . . . . . . . .          0.54(a)            1.71(b)             0.61(c)
  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . . .          0.49              (4.17)               2.57
                                                        ---------          ---------           ---------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .          1.03              (2.46)               3.18
                                                        ---------          ---------           ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .         (0.48)             (0.79)              (0.61)
  From net realized gain on investments   . . . . .          --                (0.45)               --
  In excess of net realized gain on investments   .          --                 --                  --
  Return of capital   . . . . . . . . . . . . . . .          --                (0.05)               --
                                                        ---------          ---------           ---------
     Total distributions  . . . . . . . . . . . . .         (0.48)             (1.29)              (0.61)
Net asset value, end of period  . . . . . . . . . .     $   11.37          $   10.82           $   14.57
                                                        =========          =========           =========
Total investment return!  . . . . . . . . . . . . .          9.84%            (17.09)%             27.5%
                                                        =========          =========           =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  23,872          $  23,367           $  18,089
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .        10.05%              7.58%                6.6%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .         9.85%              7.43%                6.3%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                5.2%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .         1.00%              1.00%                0.5%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .         1.20%              1.15%                0.9%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                1.9%
Portfolio turnover!!  . . . . . . . . . . . . . . .          245%               313%                245%

                                                                              GT Global
                                                       ---------------------------------------------------
                                                                   Variable Growth & Income Fund
                                                       ---------------------------------------------------
                                                       Six Months                          February 10, 1993 (com-
                                                     ended June 30,       Year ended       mencement of operations)
                                                     1995 (unaudited) December 31, 1994    to December 31, 199
                                                     ---------------  -----------------    -----------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .     $   12.99          $   13.77           $   12.00
                                                        ---------          ---------           ---------
  Net investment income (loss)  . . . . . . . . . .        0.29(a)            0.46(b)             0.31(c)
  Net realized and unrealized gain
     (loss) on investments  . . . . . . . . . . . .          0.41              (0.85)               1.79
                                                        ---------          ---------           ---------
     Net increase(decrease) resulting
       from operations  . . . . . . . . . . . . . .          0.70              (0.39)               2.10
                                                        ---------          ---------           ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .         (0.20)             (0.39)              (0.28)
  From net realized gain on investments   . . . . .          --                 --                 (0.05)
  In excess of net realized gain on investments   .          --                 --                  --
  Return of capital   . . . . . . . . . . . . . . .          --                 --                  --
                                                        ---------          ---------           ---------
     Total distributions  . . . . . . . . . . . . .         (0.20)             (0.39)              (0.33)
Net asset value, end of period  . . . . . . . . . .     $   13.49          $   12.99           $   13.77
                                                        =========          =========           =========
Total investment return!  . . . . . . . . . . . . .          5.42%             (2.85)%              17.8%
                                                        =========          =========           =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  27,736          $  25,580           $  11,677
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .         4.50%              3.69%                3.2%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .         4.23%              3.45%                2.7%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                1.1%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .         1.23%              1.25%                0.6%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .         1.50%              1.49%                1.2%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                2.8%
Portfolio turnover!!  . . . . . . . . . . . . . . .           79%                53%                 17%

         (a) Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.01 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.11 for the Variable U.S. Government Income Fund, $0.04 for the Variable Latin America Fund, $0.02 for the Variable Growth & Income Fund, $0.01 for the Variable Telecommunications Fund, $0.09 for the Variable Emerging Markets Fund, $0.77 for the Variable Infrastructure Fund, and $0.73 for the Variable Natural Resources Fund (Note 2).
         (b) Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.04 for the Variable Strategic Income Fund, $0.08 for the Variable Global Government Income Fund, $0.48 for the Variable U.S. Government Income Fund, $0.04 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, $0.01 for the Variable Telecommunications Fund, and $0.07 for the Variable Emerging Markets Fund(Note 2).
         (c) Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.03 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.19 for the Variable U.S. Government Income Fund, $0.02 for the Variable Latin America Fund, $0.05 for the Variable Growth & Income Fund, and $0.00 for the Variable Telecommunications Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            FINANCIAL HIGHLIGHTS

                                                                         GT Global
                                                     -----------------------------------------------------------
                                                          Variable Global Government Income Fund
                                                     -----------------------------------------------------------
                                                       Six months                       February 10, 1993 (com-
                                                     ended June 30,     Year ended     mencement of operations)
                                                    1995 (unaudited) December 31, 1994   to December 31, 1993
                                                    ---------------- ----------------- -------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .    $   10.63         $   12.53              $   12.00
                                                       ---------         ---------              ---------
  Net investment income (loss)  . . . . . . . . . .         0.39(a)           0.77(b)                0.57(c)
  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . . .         0.77             (1.85)                  0.52
                                                       ---------         ---------              ---------
  Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .         1.16             (1.08)                  1.09
                                                       ---------         ---------              ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .        (0.39)            (0.73)                 (0.56)
  From net realized gain on investments   . . . . .         --                --                     --
  In excess of net realized gain on investments   .         --                --                     --
  Return of capital   . . . . . . . . . . . . . . .         --               (0.09)                  --
                                                       ---------         ---------              ---------
     Total distributions  . . . . . . . . . . . . .        (0.39)            (0.82)                 (0.56)
Net asset value, end of period  . . . . . . . . . .    $   11.40         $   10.63              $   12.53
                                                       =========         =========              =========
Total investment return!  . . . . . . . . . . . . .       11.04%             (8.70)%                 9.5%
                                                       =========         =========              =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .    $  10,823         $   9,654              $   6,136
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .        7.08%             6.89%                   6.1%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .        6.03%             6.21%                   5.5%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .        --  %             --  %                   2.4%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .        1.00%             1.00%                   0.5%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .        2.05%             1.68%                   1.1%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .        --  %             --  %                   4.2%
Portfolio turnover!!  . . . . . . . . . . . . . . .         433%              350%                   298%


                                                                            GT Global
                                                    ---------------------------------------------------------
                                                               Variable Telecommunications Fund*
                                                    ---------------------------------------------------------
                                                       Six months                                  -
                                                     ended June 30,     Year ended         October 18, 1993
                                                    1995 (unaudited) December 31, 1994   to December 31, 1993
                                                    ---------------- -----------------   --------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .    $   13.98         $   13.07              $   12.00
                                                       ---------         ---------              ---------
  Net investment income (loss)  . . . . . . . . . .         0.02(a)           0.01(b)                0.04(c)
  Net realized and unrealized gain
     (loss) on investments  . . . . . . . . . . . .         2.07              0.92                   1.03
                                                       ---------         ---------              ---------
     Net increase(decrease) resulting
       from operations  . . . . . . . . . . . . . .         2.09              0.93                   1.07
                                                       ---------         ---------              ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .        (0.03)            (0.02)                  --
  From net realized gain on investments   . . . . .        (0.36)             --                     --
  In excess of net realized gain on investments   .         --                --                     --
  Return of capital   . . . . . . . . . . . . . . .         --                --                     --
                                                       ---------         ---------              ---------
     Total distributions  . . . . . . . . . . . . .        (0.39)            (0.02)                  --
Net asset value, end of period  . . . . . . . . . .    $   15.68         $   13.98              $   13.07
                                                       =========         =========              =========
Total investment return!  . . . . . . . . . . . . .       15.01%             7.15%                   8.9%
                                                       =========         =========              =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .    $  43,477         $  36,029              $   7,903
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .        0.30%             0.31%                   2.5%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .        0.11%             0.07%                   2.3%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .        --  %             --  %                   1.6%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .        1.18%             1.25%                   0.9%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .        1.37%             1.49%                   1.1%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .        --  %             --  %                   1.8%
Portfolio turnover!!  . . . . . . . . . . . . . . .          76%               81%                    20%


                                                                      GT Global

                                                    -----------------------------------------------------------
                                                               Variable U.S. Government Income Fund
                                                    -----------------------------------------------------------
                                                      Six months                       February 10, 1993 (com-
                                                    ended June 30,      Year ended     mencement of operations)
                                                    1995 (unaudited) December 31, 1994   to December 31, 1993
                                                    ---------------- ----------------- ------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . . $   10.79          $   12.23            $   12.00
                                                    ---------          ---------            ---------
  Net investment income (loss)  . . . . . . . . . .      0.32(a)            0.63(b)              0.53(c)
  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . . .      0.65              (1.39)                0.23
                                                    ---------          ---------            ---------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .      0.97              (0.76)                0.76
                                                    ---------          ---------            ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .     (0.30)             (0.62)               (0.53)
  From net realized gain on investments   . . . . .      --                (0.06)                --
  In excess of net realized gain on investments   .      --                 --                   --
  Return of capital   . . . . . . . . . . . . . . .      --                 --                   --
                                                    ---------          ---------            ---------
     Total distributions  . . . . . . . . . . . . .     (0.30)             (0.68)               (0.53)
Net asset value, end of period  . . . . . . . . . . $   11.46          $   10.79            $   12.23
                                                    =========          =========            =========
Total investment return!  . . . . . . . . . . . . .     9.11%              (6.27)%               6.4%
                                                    =========          =========            =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . . $   4,131          $   2,415             $    974
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .     5.62%              5.53%                 5.3%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .     3.48%              1.29%                 3.4%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .     --  %              --  %                 (6.9)%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .     1.00%              0.38%                 0.0%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .     3.14%              4.63%                 1.9%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .     --  %              --  %                12.3%
Portfolio turnover!!  . . . . . . . . . . . . . . .      272%                34%                  81%

                                                             GT Global
                                                    --------------------------------
                                                    Variable Emerging Markets Fund**
                                                    --------------------------------
                                                     Six months
                                                   Ended June 30,   July 5, 1994 to
                                                   1995 (unaudited) December 31, 1994
                                                   ---------------- -----------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . . $   11.89          $   12.00
                                                    ---------          ---------
  Net investment income (loss)  . . . . . . . . . .    0.12(a)            0.07(b)
  Net realized and unrealized gain
     (loss) on investments  . . . . . . . . . . . .     (0.85)             (0.05)
                                                    ---------          ---------
     Net increase(decrease) resulting
       from operations  . . . . . . . . . . . . . .     (0.73)              0.02
                                                    ---------          ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .      --                (0.07)
  From net realized gain on investments   . . . . .      --                 --
  In excess of net realized gain on investments   .      --                (0.06)
  Return of capital   . . . . . . . . . . . . . . .      --                 --
                                                    ---------          ---------
     Total distributions  . . . . . . . . . . . . .      --                (0.13)
Net asset value, end of period  . . . . . . . . . . $   11.16          $   11.89
                                                    =========          =========
Total investment return!  . . . . . . . . . . . . .     (6.14)%            0.12%
                                                    =========          =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . . $   7,901          $   7,267
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .     2.54%              4.10%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .     0.53%              (0.20)%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .     --  %              --  %
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .     1.23%              0.00%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .     3.24%              4.30%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .     --  %              --  %
Portfolio turnover!!  . . . . . . . . . . . . . . .      203%               117%


                                                                             GT Global
                                                     -----------------------------------------------------------
                                                                    Variable Latin America Fund
                                                     -----------------------------------------------------------
                                                       Six months                       February 10, 1993 (com-
                                                     ended June 30,     Year ended      mencement of operations)
                                                    1995 (unaudited) December 31, 1994   to December, 31, 1993
                                                    ---------------- -----------------  ------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .   $   19.17         $   17.68          $   12.00
                                                      ---------         ---------          ---------
  Net investment income (loss)  . . . . . . . . . .        0.30(a)           0.11(b)            0.04(c)
  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . . . . .       (4.45)             1.49               5.64
                                                      ---------         ---------          ---------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .       (4.15)             1.60               5.68
                                                      ---------         ---------          ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .       (0.16)            (0.04)              --
  From net realized gain on investments   . . . . .       (2.00)            (0.07)              --
  In excess of net realized gain on investments   .        --                --                 --
  Return of capital   . . . . . . . . . . . . . . .        --                --                 --
                                                      ---------         ---------          ---------
     Total distributions  . . . . . . . . . . . . .       (2.16)            (0.11)              --
Net asset value, end of period  . . . . . . . . . .   $   12.86         $   19.17          $   17.68
                                                      =========         =========          =========
Total investment return!  . . . . . . . . . . . . .      (21.45)%           9.14%              47.3%
                                                      =========         =========          =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .   $  20,870         $  26,631          $   8,240
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .       4.60%             0.82%               1.0%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .       3.89%             0.49%               0.4%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .       --  %             --  %               (2.5)%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .       1.22%             1.25%               0.7%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .       1.93%             1.58%               1.3%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .       --  %             --  %               4.2%
Portfolio turnover!!  . . . . . . . . . . . . . . .        190%              185%                78%

                                                                              GT Global
                                                    -------------------------------------------------------------------
                                                    Variable Infrastructure Fund***  Variable Natural Resources Fund***
                                                    -------------------------------------------------------------------
                                                          January 31, 1995                      January 31, 1995
                                                    to June 30, 1995 (unaudited)          to June 30, 1995 (unaudited)
                                                    ----------------------------          -----------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .   $   12.00                              $   12.00
                                                      ---------                              ---------
  Net investment income (loss)  . . . . . . . . . .        0.07(a)                                0.08(a)
  Net realized and unrealized gain
     (loss) on investments  . . . . . . . . . . . .        1.16                                   1.20
                                                      ---------                              ---------
     Net increase(decrease) resulting
       from operations  . . . . . . . . . . . . . .        1.23                                   1.28
                                                      ---------                              ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .        --                                     --
  From net realized gain on investments   . . . . .        --                                     --
  In excess of net realized gain on investments   .        --                                     --
  Return of capital   . . . . . . . . . . . . . . .        --                                     --
                                                      ---------                              ---------
     Total distributions  . . . . . . . . . . . . .        --                                     --
Net asset value, end of period  . . . . . . . . . .   $   13.23                              $   13.28
                                                      =========                              =========
Total investment return!  . . . . . . . . . . . . .      10.25%                                 10.67%
                                                      =========                              =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .   $     575                               $    576
Ratio of net investment income (loss) to
  average net assets:
  With reimbursement by LGT Asset Management and
     expense reductions (Notes 1, 2, & 5)!! . . . .       2.28%                                  3.51%
  Without reimbursement by LGT Asset Management
     and expense reductions!!   . . . . . . . . . .      (22.04)%                               (28.83)%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .       --  %                                  --  %
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .       1.25%                                  1.16%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .      25.57%                                 33.50%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .       --  %                                  --  %
Portfolio turnover!!  . . . . . . . . . . . . . . .         90%                                   195%

(d)     During the period ended December 31, 1993, LGT
        Asset Management voluntarily assumed certain expenses for the Funds (Note 2).
!       Not annualized for periods less than one year.
!!      Annualized for periods less than one year.
* The Variable Telecommunications Fund did not commence operations until October 18, 1993.
** The Variable Emerging Markets Fund did not commence operations until July 5, 1994.
*** The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.

  The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                 GT Global
                                                 -------------------------------------------------------------------------
                                                                          Variable America Fund
                                                 -------------------------------------------------------------------------
                                                        Six months                             February 10, 1993 (com-
                                                       ended June 30,      Year ended         mencement of operations)
                                                     1995 (unaudited)   December 31, 1994       to December 31, 1993
                                                 --------------------   ------------------   -----------------------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .     $   15.81          $   13.75           $   12.00
                                                        ----------         ----------          ---------
  Net investment income (loss)    . . . . . . . . .          0.08 (a)           0.48 (b)            1.11 (c)
  Net realized and unrealized gain (loss)
     on investments . . . . . . . . . . . . . . . .          3.86               2.08                0.64
                                                        ----------         ---------           ---------
       Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .          3.94               2.56                1.75
                                                        ---------          ---------           ---------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .         (0.07)             (0.50)               --
  From net realized gain on investments   . . . . .         (0.29)              --                  --
                                                        ---------          ---------           ---------
     Total distributions  . . . . . . . . . . . . .         (0.36)             (0.50)               --
Net asset value, end of period  . . . . . . . . . .     $   19.39          $   15.81           $   13.75
                                                        =========          =========           =========
Total investment return ! . . . . . . . . . . . . .        24.92%             18.88%               14.7%
                                                        =========          =========           =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  34,052          $  15,257           $   1,700
Ratio of net investment income (loss) to average
  net assets:
  With reimbursement by LGT Asset Management and
    expense reductions (Notes 1, 2, & 5) !! . . . .         1.90%              1.83%               14.1%
  Without reimbursement by LGT Asset Management
    and expense reductions !!   . . . . . . . . . .         1.74%              0.76%               12.8%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                7.6%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5) !!. .         1.00%              0.98%                0.0%
  Without reimbursement by LGT Asset Management
     and expense reductions !!. . . . . . . . . . .         1.16%              2.05%                1.3%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .         --  %              --  %                6.5%
Portfolio turnover rate!! . . . . . . . . . . . . .           57%               139%                831%

                                                                                                       GT Global
                                                                                            -----------------------------------
                                                                                              Variable International Fund*
                                                                                            -----------------------------------
                                                                                                Six months       July 5, 1994, to
                                                                                              ended June 30,     December 31, 1994
                                                                                             1995 (unaudited)          1994
                                                                                            -----------------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $   11.25            $   12.00
                                                                                               =========            =========
  Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.12(a)              0.06(b)
  Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . .          (0.72)               (0.76)
                                                                                               ---------             --------
     Net increase(decrease) resulting from operations . . . . . . . . . . . . . . . . . .          (0.60)               (0.70)
                                                                                               ---------             --------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --                  (0.05)
  From net realized gain on investments   . . . . . . . . . . . . . . . . . . . . . . . .          (0.02)                --
                                                                                               ---------             --------
     Total distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (0.02)               (0.05)
Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   10.63            $   11.25
                                                                                               =========            =========
Total investment return ! . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (5.38)%              (5.81)%
                                                                                               =========            =========
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . . . . . . . . . . . . . . . . . . . . .      $   2,998            $   2,229
Ratio of net investment income (loss) to average net assets:
  With reimbursement by LGT Asset Management and expense reductions
     (Notes 1, 2, & 5) !!................................................................           2.31%                3.33%
  Without reimbursement by LGT Asset Management and expense reductions !! . . . . . . . .          (0.46)%              (2.56)%
  Without expenses assumed by LGT Asset Management (d) !! . . . . . . . . . . . . . . . .            --  %                --  %
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management and expense reductions (Notes 1, 2, & 5) !!.           1.25%                0.69%
  Without reimbursement by LGT Asset Management and expense reductions !! . . . . . . . .           4.02%                6.58%
  Without expenses assumed by LGT Asset Management (d)!!  . . . . . . . . . . . . . . . .           --  %                --  %
Portfolio turnover rate !!. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            134%                  17%

         (a) Includes reimbursement by LGT Asset Management Management Inc. of Fund operating expenses of $0.01 for the Variable America Fund, $0.02 for the Variable New Pacific Fund, $0.03 for the Variable Europe Fund, $0.00 for the Money Market Fund, and $0.14 for the Variable International Fund (Note 2).
         (b) Includes reimbursement by LGT Asset Management Management, Inc. of Fund operating expenses of $0.28 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, $0.04 for the Variable Europe Fund, $0.00 for the Money Market Fund, and $0.11 for the Variable International Fund (Note 2).
         (c) Includes reimbursement by LGT Asset Management Management, Inc. of Fund operating expenses of $0.10 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, $0.03 for the Variable Europe Fund, and $0.01 for the Money Market Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                              FINANCIAL HIGHLIGHTS

                                                                               GT Global
                                                     -----------------------------------------------------------------
                                                                        Variable New Pacific Fund
                                                     -----------------------------------------------------------------
                                                        Six months                            February 10, 1993 (com
                                                      ended June 30,        Year ended        mencement of operations)
                                                     1995 (unaudited)    December 31, 1994      to December 31, 1993
                                                     ----------------    -----------------    ------------------------
Per Share Operating Performance:
  Net asset value, beginning of period  . . . . . .     $   14.01         $   16.07                 $ 12.00
                                                        ---------         ---------                 -------
  Net investment income (loss)    . . . . . . . . .          0.11 (a)          0.08 (b)                0.04 (c)
  Net realized and unrealized gain (loss)
     on investments . . . . . . . . . . . . . . . .         (0.19)            (2.08)                   4.03
                                                        ---------         ---------                 -------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .         (0.08)            (2.00)                   4.07
                                                        ---------         ---------                 -------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .        ($0.05)            (0.06)                   --
  From net realized gain on investments   . . . . .          --                --                      --
                                                        ---------         ---------                 -------
     Total distributions  . . . . . . . . . . . . .         (0.05)            (0.06)                   --
Net asset value, end of period  . . . . . . . . . .     $   13.88         $   14.01                 $ 16.07
                                                        =========         =========                 =======
Total investment return!  . . . . . . . . . . . . .         (0.57)%          (12.47)%                 33.9%
                                                        =========         =========                 =======
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  20,305         $  19,391                 $7,945
Ratio of net investment income (loss) to average
  net assets:
  With reimbursement by LGT Asset Management and
    expense reductions (Notes 1, 2, & 5)!!  . . . .          1.76%             0.83%                   0.9%
  Without reimbursement by LGT Asset Management
    and expense reductions!!    . . . . . . . . . .          1.39%             0.48%                   0.3%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .          --  %             --  %                  (2.0)%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .         1.20%             1.25%                     0.6%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .         1.57%             1.60%                     1.3%
  Without expenses assumed by LGT Asset
    Management (d)!!  . . . . . . . . . . . . . . .          -- %             --  %                     3.6%
Portfolio turnover rate !! . . . . . . . . . . . . .           33%               30%                      15%


                                                                               GT Global
                                                     -----------------------------------------------------------------
                                                                          Variable Europe Fund
                                                     -----------------------------------------------------------------
                                                        Six months                            February 10, 1993 (com
                                                      ended June 30,        Year ended        mencement of operations)
                                                     1995 (unaudited)    December 31, 1994      to December 31, 1993
                                                     ----------------    -----------------    -------------------------

Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .     $   15.22          $   15.33                $ 12.00
                                                        ---------          ---------                -------
  Net investment income (loss)    . . . . . . . . .          0.17 (a)           0.16 (b)               0.05 (c)
  Net realized and unrealized gain (loss)
     on investments . . . . . . . . . . . . . . . .          0.23              (0.25)                  3.28
                                                        ---------          ---------                -------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .          0.40              (0.09)                  3.33
                                                        ---------          ---------                -------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .         (0.16)              --                      --
  From net realized gain on investments   . . . . .          --                (0.02)                   --
                                                        ---------          ---------                -------
     Total distributions  . . . . . . . . . . . . .         (0.16)             (0.02)                   --
Net asset value, end of period  . . . . . . . . . .     $   15.46          $   15.22                $ 15.33
                                                        =========          =========                =======
Total investment return!  . . . . . . . . . . . . .          2.63%             (0.59)%                27.8%
                                                        =========          =========                =======
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  15,285          $  15,020                $5,410
Ratio of net investment income (loss) to average
  net assets:
  With reimbursement by LGT Asset Management and
    expense reductions (Notes 1, 2, & 5)!!  . . . .           2.26%              1.48%                 1.1%
  Without reimbursement by LGT Asset Management
    and expense reductions!!    . . . . . . . . . .           1.84%              1.07%                 0.4%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .           --  %              --  %                 (2.8)%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .           1.19%              1.25%                 0.7%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .           1.61%              1.66%                 1.4%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .           --  %              --  %                 4.6%
Portfolio turnover rate!! . . . . . . . . . . . . .             85%                61%                  27%


                                                                               GT Global
                                                     -----------------------------------------------------------------
                                                                          Money Market Fund
                                                     -----------------------------------------------------------------
                                                        Six months                            February 10, 1993 (com
                                                      ended June 30,        Year ended        mencement of operations)
                                                     1995 (unaudited)    December 31, 1994      to December 31, 1993
                                                     ----------------    -----------------    -------------------------

Per Share Operating Performance:
Net asset value, beginning of period  . . . . . . .     $    1.00         $    1.00                   $ 1.00
                                                        ---------         ---------                   ------
  Net investment income (loss)    . . . . . . . . .          0.03 (a)          0.03 (b)                 0.03 (c)
  Net realized and unrealized gain (loss)
     on investments . . . . . . . . . . . . . . . .           --                --                       --
                                                        ---------         ---------                   ------
     Net increase(decrease) resulting from
       operations . . . . . . . . . . . . . . . . .          0.03              0.03                     0.03
                                                        ---------         ---------                   ------
Distributions to shareholders:
  From net investment income  . . . . . . . . . . .         (0.03)            (0.03)                   (0.03)
  From net realized gain on investments   . . . . .           --                --                       --
                                                        ---------         ---------                   ------
     Total distributions  . . . . . . . . . . . . .         (0.03)            (0.03)                   (0.03)
Net asset value, end of period  . . . . . . . . . .     $    1.00         $    1.00                   $ 1.00
                                                        =========         =========                   ======
Total investment return!  . . . . . . . . . . . . .          2.64%             3.48%                     2.6%
                                                        =========         =========                   ======
Ratios and supplemental data:
Net assets, end of period (in 000's)  . . . . . . .     $  15,674         $  19,474                   $3,775
Ratio of net investment income (loss) to average
  net assets:
  With reimbursement by LGT Asset Management and
    expense reductions (Notes 1, 2, & 5)!!  . . . .          5.22%             3.70%                     2.9%
  Without reimbursement by LGT Asset Management
    and expense reductions!!    . . . . . . . . . .          4.81%             3.64%                     2.1%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .          --  %             --  %                    (2.6)%
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management
     and expense reductions (Notes 1, 2, & 5)!! . .          0.75%             0.75%                      0.2%
  Without reimbursement by LGT Asset Management
     and expense reductions!! . . . . . . . . . . .          1.16%             0.81%                      1.0%
  Without expenses assumed by LGT Asset
     Management (d)!! . . . . . . . . . . . . . . .          --  %             --  %                      5.7%
Portfolio turnover rate!! . . . . . . . . . . . . .            N/A               N/A                       N/A


(d) During the period ended December 31, 1993, LGT Asset Management voluntarily assumed certain expenses for the Funds (Note 2).
!       Not annualized for periods less than one year.
!!      Annualized for periods less than one year.
*       The Variable International Fund did not commence operations until July
        5, 1994.

    The accompanying notes are an integral part of the financial statements.

================================================================================

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS

                            June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust ("Companies") were organized as Massachusetts business trusts on May 26, 1992 and September 17, 1992, respectively. The Companies are registered under the Investment Company Act of 1940, as amended ("1940 Act") as open-end management investment companies. The G.T. Global Variable Investment Series operates as a series company currently issuing five classes of shares of beneficial interest:
GT Global Variable New Pacific Fund (formerly GT Global Variable Pacific Fund), GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund. G.T. Global Variable Investment Trust operates as a series company currently issuing nine classes of shares of beneficial interest: GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Telecommunications Fund, GT Global Variable Infrastructure Fund, and GT Global Variable Natural Resources Fund. (The classes of shares of beneficial interest for the two companies are referred to herein collectively as the "Funds.") Each of the Funds is classified as a diversified management investment company; except for GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund and GT Global Variable Global Government Income Fund, which are each registered as a non-diversified management investment company under the 1940 Act.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management, Inc. ("LGT Asset Management") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of each of the Companies' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Companies' Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds'

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C)  REPURCHASE AGREEMENTS

With respect to repurchase agreements entered into by the Funds, it is the Funds' policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement at its maturity. LGT Asset Management is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the Forward Contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Funds' "Statements of Assets and Liabilities." The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. The Funds may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E)  OPTION ACCOUNTING PRINCIPLES

When a Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. A Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Funds may use options to manage their exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If a Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds may use futures contracts to manage its exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

(G)  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H)  DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded by the Fund on the ex-date. For the Money Market Fund, dividends are declared daily and paid monthly from net investment income. The Variable Strategic Income Fund, Variable Global Government Income Fund and Variable U.S. Government Income Fund declare and pay dividends from net investment income, if any, monthly. The Variable Growth & Income Fund declares and pays dividends from net investment income, if any, quarterly. The Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Europe Fund, Variable Emerging Markets Fund, Variable International Fund, Variable America Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund declare and pay dividends from net investment income, if any, annually. With respect to each Fund, dividends from net realized capital gains, if any, are normally declared and paid annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(I)  TAXES

It is the policy of the Funds to continue to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains. The following funds have capital loss carryforwards:

                                 CAPITAL LOSS      EXPIRES IN
GT GLOBAL FUNDS                  CARRYFORWARD         YEAR
-------------------------------------------------------------
Variable Strategic Income          $3,286,925          2002
Variable Global
  Government Income                 1,196,724          2002
Variable U.S.
  Government Income                    71,665          2002
Variable Growth and Income            221,307          2002
Variable New Pacific Fund             415,778          2002
                                       12,228          2001
Variable Europe Fund                   69,767          2002
Variable International Fund             7,253          2002

(J)  DEFERRED ORGANIZATIONAL EXPENSES

Costs incurred by G.T. Global Variable Investment Series and Trust in connection with their organization, which aggregated $125,333 and $188,000, respectively, are being amortized on a straight-line basis for a five year period. While LGT Asset Management has advanced certain of the Companies' organizational costs incurred to date, the Companies may reimburse LGT Asset Management for the amount of these advances. In the event that LGT Asset Management redeems any of the initial 2,083.333 shares of each of the Variable New Pacific Fund, Variable Europe Fund and Variable America Fund; or the initial 25,000 shares of the Money Market Fund; or the initial 1,666.667 shares of each of the Variable Strategic Income Fund, Variable Government Income Fund, Variable U.S. Government Income Fund, Variable Latin America Fund and the Variable Growth & Income Fund; or the initial 1.000 share of the Variable Telecommunications Fund, within the five year amortization period, the respective Fund's unamortized organizational expenses allocable to the shares redeemed will be deducted from LGT Asset Management's redemption proceeds.

(K)  FOREIGN SECURITIES

There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  INDEXED SECURITIES

The Funds may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M)  RESTRICTED SECURITIES

The Funds are permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

(N)  PORTFOLIO SECURITIES LOANED

At June 30, 1995 stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Fund:

                                                                                SIX MONTHS ENDED
                                                     JUNE 30, 1995                JUNE 30, 1995
                                             --------------------------------   ----------------
                                             AGGREGATE VALUE
                                                 ON LOAN      CASH COLLATERAL     FEES RECEIVED
                                             ---------------  ---------------   ----------------
GT GLOBAL
Variable Strategic Income Fund ...........    $     --         $   --              $   --
Variable Global Government Income Fund ...          --             --                  --
Variable U.S. Government Income Fund .....          --             --                  --
Variable Latin America Fund ..............       895,163        1,243,100            1,044
Variable Growth and Income Fund ..........       532,616          572,765            2,148
Variable Telecommunications Fund .........     3,839,630        4,051,475           10,168
Variable Emerging Markets Fund ...........          --             --                  --
Variable Infrastructure Fund .............          --             --                  --
Variable Natural Resources Fund ..........          --             --                  --
Variable America Fund ....................          --             --                  --
Variable New Pacific Fund ................     1,248,444        1,335,813            4,533
Variable Europe Fund .....................     1,195,157        1,278,516            4,098
Money Market Fund ........................          --             --                  --
Variable International Fund ..............        93,077           97,851                4

For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' custodian fees.

2. RELATED PARTIES
LGT Asset Management is the Funds' investment manager and administrator. For these services, the Money Market Fund pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The Variable Strategic Income Fund, Variable Global Government Income Fund, Variable U.S. Government Income Fund and Variable America Fund each pays LGT Asset Management an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. The Variable Growth & Income Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Europe Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund each pays LGT Asset Management an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly.

LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable New Pacific Fund, the Variable Europe Fund, the Variable Latin America Fund, the Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, and the Variable Growth & Income Fund to 1.25% of their respective average daily net assets. In addition, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable Strategic Income Fund, the Variable Global Government Income Fund, the Variable U.S. Government Income Fund, and the Variable America Fund to 1.00% of their respective net assets. Likewise, LGT Asset Management has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to .75% of its net assets. From time to time, LGT Asset Management in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses.

All general expenses of the Companies and joint expenses of the Funds are allocated among the Funds on a basis deemed fair and equitable.

GT Global Financial Services, Inc. ("GT Global"), an affiliate of LGT Asset Management, is the Funds' distributor. GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT Asset Management and GT Global, is the Funds' transfer agent.

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

GT Global is the principal underwriter of the Variable Annuity Contracts. Underwriting commissions retained by GT Global are as follows:

                                               SIX MONTHS ENDED
                                                 JUNE 30, 1995
                                               ----------------
GT GLOBAL
Variable Strategic Income Fund ...........        $15,675
Variable Global Government Income Fund ...          9,023
Variable U.S. Government Income Fund .....          4,720
Variable Latin America Fund ..............         29,515
Variable Growth and Income Fund ..........         10,111
Variable Telecommunications Fund .........         33,022
Variable Emerging Markets Fund ...........         27,091
Variable Infrastructure Fund .............          1,089
Variable Natural Resources Fund ..........            293
Variable America Fund ....................         39,298
Variable New Pacific Fund ................         17,548
Variable Europe Fund .....................         10,239
Money Market Fund ........................         65,410
Variable International Fund ..............          1,376

The Companies pay each of their Trustees who is not an employee, officer or director of LGT Asset Management, GT Global or GT Services $5,000 per year.

3. PURCHASES AND SALES OF SECURITIES

The following summarizes purchases and sales of investment securities, other than short-term investments, by Fund, for the period ended June 30, 1995:

                        PURCHASES AND SALES OF SECURITIES

                                                             PURCHASES
                                                  -----------------------------
                                                  U.S. GOVERNMENT  OTHER ISSUES
                                                  ---------------  ------------
GT GLOBAL
Variable Strategic Income Fund ...............     $7,005,916      $20,005,183
Variable Global Government Income Fund .......      4,461,930       16,570,848
Variable U.S. Government Income Fund .........      3,279,174          217,250
Variable Latin America Fund ..................          --          16,382,958
Variable Growth & Income Fund ................      1,591,124       11,106,314
Variable Telecommunications Fund .............          --          13,375,807
Variable Emerging Markets Fund ...............          --           8,545,149
Variable Infrastructure Fund .................          --             602,516
Variable Natural Resources Fund ..............          --             666,042
Variable America Fund ........................          --          15,296,950
Variable New Pacific Fund ....................          --           5,011,779
Variable Europe Fund .........................          --           6,311,722
Money  Market Fund ...........................          --               --
Variable International Fund ..................          --           2,523,438

                                                               SALES
                                                  -----------------------------
                                                  U.S. GOVERNMENT  OTHER ISSUES
                                                  ---------------  ------------
GT GLOBAL
Variable Strategic Income Fund ...............     $6,810,434      $18,795,058
Variable Global Government Income Fund .......      2,770,613       17,566,857
Variable U.S. Government Income Fund .........      3,214,910            --
Variable Latin America Fund ..................          --          16,577,294
Variable Growth & Income Fund ................        570,538        8,685,788
Variable Telecommunications Fund .............          --          15,091,138
Variable Emerging Markets Fund ...............          --           5,879,560
Variable Infrastructure Fund .................          --              93,494
Variable Natural Resources Fund ..............          --             150,493
Variable America Fund ........................          --           4,487,639
Variable New Pacific Fund ....................          --           2,809,946
Variable Europe Fund .........................          --           5,856,523
Money  Market Fund ...........................          --               --
Variable International Fund ..................          --           1,669,068

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

The Funds' written options activity for the period ended June 30, 1995, was as follows:

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                          COVERED CALL OPTIONS WRITTEN

                                                                                           UNDERLYING
                                                                                        PRINCIPAL AMOUNT     PREMIUMS
                                                                                        ----------------     --------
Options outstanding at December 31, 1994 ...........................................       $   --           $    --
Options written during the period ended June 30, 1995 ..............................        1,000,000          8,750
Options cancelled in closing purchase transactions .................................            --               --
Options expired prior to exercise ..................................................       (1,000,000)        (8,750)
Options exercised ..................................................................            --               --
                                                                                           ----------       --------
Options outstanding at June 30, 1995 ...............................................       $    --          $    --
                                                                                           ==========       ========

                                     GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                                               COVERED CALL OPTIONS WRITTEN

                                                                                      UNDERLYING NOMINAL
                                                                                         AMOUNT IN USD     PREMIUMS
                                                                                      ------------------   --------
Options outstanding at December 31, 1994 .........................................        $    --           $   --
Options written during the period ended June 30, 1995 ............................           980,000          4,508
Options cancelled in closing purchase transactions (Realized loss of $11,564) ....          (980,000)        (4,508)
Options expired prior to exercise ................................................             --               --
Options exercised ................................................................             --               --
                                                                                          ----------       --------
Options outstanding at June 30, 1995 .............................................        $    --          $    --
                                                                                          ==========       ========


4. CAPITAL SHARES

At June 30, 1995, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                               JUNE 30, 1995 (UNAUDITED)    DECEMBER 31, 1994
                                                                              --------------------------------------------------
                                                                                SHARES        AMOUNT      SHARES        AMOUNT
                                                                              ----------   -----------  ----------   -----------
GT GLOBAL VARIABLE STRATEGIC INCOME FUND
Shares sold ...............................................................    1,194,405   $13,176,179   1,978,885   $24,363,028
Shares issued in connection with reinvestment of distributions ............       90,722       980,624     217,861     2,504,885
                                                                              ----------   -----------  ----------   -----------
                                                                               1,285,127    14,156,803   2,196,746    26,867,913
Shares repurchased ........................................................   (1,345,155)  (14,689,622) (1,279,651)  (14,932,250)
                                                                              ----------   -----------  ----------   -----------
Net increase (decrease) ...................................................      (60,028)  $  (532,819)    917,095   $11,935,663
                                                                              ==========   ===========  ==========   ===========
GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
Shares sold ...............................................................      403,380   $ 3,881,843     929,187   $10,658,737
Shares issued in connection with reinvestment of distributions ............       32,118       354,376      60,221       673,921
                                                                              ----------   -----------  ----------   -----------
                                                                                 435,498     4,236,219     989,408    11,332,658
Shares repurchased ........................................................     (393,494)   (3,769,178)   (571,500)   (6,371,492)
                                                                              ----------   -----------  ----------   -----------
Net increase ..............................................................       42,004   $   467,041     417,908   $ 4,961,166
                                                                              ==========   ===========  ==========   ===========
GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
Shares sold ...............................................................    1,219,528   $13,488,313     423,487   $ 4,690,715
Shares issued in connection with reinvestment of distributions ............        8,772        97,467       9,399       104,492
                                                                              ----------   -----------  ----------   -----------
                                                                               1,228,300    13,585,780     432,886     4,795,207
Shares repurchased ........................................................   (1,091,771)  (12,100,588)   (288,661)   (3,169,722)
                                                                              ----------   -----------  ----------   -----------
Net increase ..............................................................      136,529   $ 1,485,192     144,225   $ 1,625,485
                                                                              ==========   ===========  ==========   ===========
GT GLOBAL VARIABLE LATIN AMERICA FUND
Shares sold ...............................................................    1,287,265   $19,094,289   1,888,080   $37,506,975
Shares issued in connection with reinvestment of distributions ............      236,651     2,991,268       5,690        91,834
                                                                              ----------   -----------  ----------   -----------
                                                                               1,523,916    22,085,557   1,893,770    37,598,809
Shares repurchased ........................................................   (1,289,843)  (19,268,879)   (970,532)  (19,435,079)
                                                                              ----------   -----------  ----------   -----------
Net increase ..............................................................      234,073   $ 2,816,678     923,238   $18,163,730
                                                                              ==========   ===========  ==========   ===========
GT GLOBAL VARIABLE GROWTH & INCOME FUND
Shares sold ...............................................................      349,366   $ 4,592,404   1,577,747   $21,179,611
Shares issued in connection with reinvestment of distributions ............      30,307       401,898      49,422       644,305
                                                                              ----------   -----------  ----------   -----------
                                                                                 379,673     4,994,302   1,627,169    21,823,916
Shares repurchased ........................................................     (292,847)   (3,840,605)   (505,030)   (6,701,077)
                                                                              ----------   -----------  ----------   -----------
Net increase ..............................................................       86,826   $ 1,153,697   1,122,139   $15,122,839
                                                                              ==========   ===========  ==========   ===========
GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
Shares sold ...............................................................      580,465   $ 8,222,967   2,738,401   $36,062,278
Shares issued in connection with reinvestment of distributions ............       68,050     1,045,935       2,609        31,627
                                                                              ----------   -----------  ----------   -----------
                                                                                 648,515     9,268,902   2,741,010    36,093,905
Shares repurchased ........................................................     (451,434)   (6,280,933)   (769,197)  (10,175,735)
                                                                              ----------   -----------  ----------   -----------
Net increase ..............................................................      197,081   $ 2,987,969   1,971,813   $25,918,170
                                                                              ==========   ===========  ==========   ===========

                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    JULY 5, 1994
                                                                                  (COMMENCEMENT OF
                                                       SIX MONTHS ENDED            OPERATIONS) TO
                                                   JUNE 30, 1995 (UNAUDITED)      DECEMBER 31, 1994
                                                   -------------------------   -----------------------
                                                     SHARES      AMOUNT        SHARES       AMOUNT
                                                   ---------  -----------     ---------   -----------
GT GLOBAL VARIABLE EMERGING MARKETS FUND
Shares sold ...................................      608,339   $ 6,464,902       880,133   $11,376,969
Shares issued in connection with
  reinvestment of distributions ...............         --         --              5,988        75,214
                                                  ----------   -----------    ----------   -----------
                                                     608,339     6,464,902       886,121    11,452,183
Shares repurchased ............................     (512,008    (5,462,848)     (274,767)   (3,583,799)
                                                  ----------   -----------    ----------   -----------
Net increase ..................................       96,331   $ 1,002,054       611,354   $ 7,868,384
                                                  ==========   ===========    ==========   ===========
                                                       JANUARY 31, 1995
                                                       (COMMENCEMENT OF
                                                        OPERATIONS) TO
                                                   JUNE 30, 1995 (UNAUDITED)
                                                   ------------------------
                                                     SHARES      AMOUNT
                                                   ---------   -----------
GT GLOBAL VARIABLE INFRASTRUCTURE FUND
Shares sold ...................................       55,201   $   686,461
Shares repurchased ............................     (20,046)     (250,539)
                                                  ----------   -----------
Net increase ..................................       35,155   $   435,922
                                                  ==========   ===========
GT GLOBAL VARIABLE NATURAL RESOURCES FUND
Shares sold ...................................       92,103   $ 1,167,198
Shares repurchased ............................      (57,071)     (717,091)
                                                  ----------   -----------
Net increase ..................................       35,032   $   450,107
                                                  ==========   ===========

                                                       SIX MONTHS ENDED               YEAR ENDED
                                                   JUNE 30, 1995 (UNAUDITED)       DECEMBER 31, 1994
                                                   ------------------------    -----------------------
                                                     SHARES       AMOUNT         SHARES       AMOUNT
                                                   ---------   -----------     ---------   -----------
GT GLOBAL VARIABLE AMERICA FUND
Shares sold ...................................    1,584,076   $27,617,810     1,410,056   $21,334,929
Shares issued in connection with reinvestment
  of distributions ............................       31,220       606,288         9,566       136,602
                                                  ----------   -----------    ----------   -----------
                                                   1,615,296    28,224,098     1,419,622    21,471,531
Shares repurchased ............................     (824,007)  (14,496,046)     (578,009)   (8,750,561)
                                                  ----------   -----------    ----------   -----------
Net increase ..................................      791,289   $13,728,052       841,613   $12,720,970
                                                  ==========   ===========    ==========   ===========
GT GLOBAL VARIABLE NEW PACIFIC FUND
Shares sold ...................................    3,233,022   $43,008,498     2,682,038   $40,297,352
Shares issued in connection with reinvestment
  of distributions ............................        5,429        75,348         3,541        51,590
                                                  ----------   -----------    ----------   -----------
                                                   3,238,451    43,083,846     2,685,579    40,348,942
Shares repurchased ............................   (3,159,350)  (42,301,797)   (1,795,774)  (26,803,641)
                                                  ----------   -----------    ----------   -----------
Net increase ..................................       79,101   $   782,049       889,805   $13,545,301
                                                  ==========   ===========    ==========   ===========
GT GLOBAL VARIABLE EUROPE FUND
Shares sold ...................................      570,602   $ 8,596,345     1,354,348   $21,064,089
Shares issued in connection with
  reinvestment of distributions ...............        9,965       154,451           927        14,252
                                                  ----------   -----------    ----------   -----------
                                                     580,567     8,750,796     1,355,275    21,078,341
Shares repurchased ............................     (578,577)   (8,669,528)     (721,304)  (11,126,870)
                                                  ----------   -----------    ----------   -----------
Net increase  .................................        1,990   $    81,268       633,971   $ 9,951,471
                                                  ==========   ===========    ==========   ===========
GT GLOBAL MONEY MARKET FUND
Shares sold  ..................................   67,268,359   $67,268,359    75,553,997   $75,553,997
Shares issued in connection with
  reinvestment of distributions ...............      430,817       430,817       321,887       321,887
                                                  ----------   -----------    ----------   -----------
                                                  67,699,176    67,699,176    75,875,884    75,875,884
Shares repurchased ............................  (71,498,887)  (71,498,887)  (60,177,597)  (60,177,597)
                                                  ----------   -----------    ----------   -----------
Net increase (decrease) .......................   (3,799,711)  $(3,799,711)   15,698,287   $15,698,287
                                                  ==========   ===========    ==========   ===========

                                                                                     JULY 5, 1994
                                                                                   (COMMENCEMENT OF
                                                       SIX MONTHS ENDED               OPERATIONS)
                                                   JUNE 30, 1995 (UNAUDITED)     TO DECEMBER 31, 1994
                                                   -------------------------   -----------------------
                                                     SHARES       AMOUNT         SHARES       AMOUNT
                                                   ---------   -----------     ---------   -----------
GT GLOBAL VARIABLE INTERNATIONAL FUND
Shares sold ...................................      869,194   $ 9,082,552       371,362   $ 4,416,954
Shares issued in connection with
  reinvestment of distributions ...............          396         4,195           885         9,954
                                                  ----------   -----------    ----------   -----------
                                                     869,590     9,086,747       372,247     4,426,908
Shares repurchased ............................     (785,669)   (8,200,427)     (174,075)   (2,061,498)
                                                  ----------   -----------    ----------   -----------
Net increase  .................................       83,921   $   886,320       198,172   $ 2,365,410
                                                  ==========   ===========    ==========   ===========


5. EXPENSE REDUCTIONS

LGT Asset Management has directed certain portfolio trades to brokers who paid a portion of the Funds' expenses. For the period ended June 30, 1995, the Funds' expenses were reduced by $4,511 under these arrangements.